Delaware Life NY Variable

Account C – Regatta

Financial Statements as of and for the Year Ended December 31, 2022 and

Report of Independent Auditors

DELAWARE LIFE NY VARIABLE ACCOUNT C - REGATTA

(A Separate Account of Delaware Life Insurance Company of New York)

Index

December 31, 2022

Page(s)

Report of Independent Auditors	1-4

Financial Statements

Statements of Assets and Liabilities	5-11

Statements of Operations	12-50

Statements of Changes in Net Assets	51-108

Notes to the Financial Statements	109-141

KPMG LLP

Two Financial Center

60 South Street

Boston, MA 02111

Report of Independent Registered Public Accounting Firm

To the Board of Directors of Delaware Life Insurance Company of New York and the Contract Owners of Delaware Life NY Variable Account C — Regatta:

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities of each of the sub-accounts listed in the Appendix that comprise the Delaware Life NY Variable Account C — Regatta (the Sub-Accounts), as of December 31, 2022, the related statements of operations and changes in net assets for the periods indicated in the Appendix, and the related notes, including the financial highlights in Note 10 for each of the years or periods in the two-year period then ended (collectively, the financial statements). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Sub-Accounts as of December 31, 2022, the results of their operations and changes in their net assets for the periods indicated in the Appendix, and the financial highlights for each of the years or periods in the two-year period then ended, in conformity with U.S. generally accepted accounting principles. The financial highlights for each of the years or periods ended on or prior to December 31, 2020 were audited by other independent registered public accountants whose report, dated April 28, 2021, expressed an unqualified opinion on those financial highlights.

Basis for Opinion

These financial statements are the responsibility of the Sub-Accounts’ management. Our responsibility is to express an opinion on these financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Sub-Accounts in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Such procedures also included confirmation of securities owned as of December 31, 2022, by correspondence with the transfer agent of the underlying mutual funds; when replies were not received from the transfer agent, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

/s/ KPMG LLP

We have served as the auditor of Delaware Life Insurance Company’s separate accounts since 2021.

Boston, Massachusetts

April 26, 2023

KPMG LLP, a Delaware limited liability partnership and a member firm of the KPMG global organization of independent member firms affiliated with

KPMG International Limited, a private English company limited by guarantee.

Appendix

AB VPS Balanced Hedged Allocation Portfolio (Class B) Sub-Account (AL1) (1)(3)

AB VPS Dynamic Asset Allocation Portfolio Class B Sub-Account (AO5) (1)

AB VPS Sustainable International Thematic Portfolio (Class B) Sub-Account (AM2) (1)(4)

AB VPS International Value Portfolio (Class B) Sub-Account (A98) (1)

AB VPS Small/Mid Cap Value Portfolio (Class B) Sub-Account (A74) (1)

BlackRock Global Allocation V.I. Fund (Class III) Sub-Account (B18) (1)

Columbia Variable Portfolio — Large Cap Growth Fund Class 2 Sub-Account (C60) (1)

CTIVP — Principal Blue Chip Growth Fund Class 2 Sub-Account (C90) (1)(5)

Columbia Variable Portfolio — Overseas Core Fund Class 2 Sub-Account (C58) (1)

Fidelity VIP Balanced Portfolio (Service Class 2) Sub-Account (FD7) (1)

Fidelity VIP Contrafund Portfolio (Service Class 2) Sub-Account (F24) (1)

Fidelity VIP Freedom 2010 Portfolio (Service Class 2) Sub-Account (F88) (1)

Fidelity VIP Freedom 2015 Portfolio (Service Class 2) Sub-Account (FB9) (1)

Fidelity VIP Freedom 2020 Portfolio (Service Class 2) Sub-Account (F15) (1)

Fidelity VIP Mid Cap Portfolio (Service Class 2) Sub-Account (F41) (1)

First Eagle Overseas Variable Fund Sub-Account (FE3) (1)

Franklin Templeton Developing Markets VIP Fund Class 2 Sub-Account (T21) (1)

Franklin Templeton Foreign VIP Fund Class 2 Sub-Account (T20) (1)

Franklin Templeton Allocation VIP Fund Class 2 Sub-Account (FE6) (1)

Franklin Templeton Global Bond VIP Fund Class 4 Sub-Account (T59) (1)

Franklin Templeton Growth VIP Fund Class 2 Sub-Account (F56) (1)

Franklin Templeton Income VIP Fund Class 2 Sub-Account (F59) (1)

Franklin Templeton Income VIP Fund Class 4 Sub-Account (FF0) (1)

Franklin Templeton Mutual Shares VIP Fund Class 2 Sub-Account (F54) (1)

Franklin Templeton Mutual Shares VIP Fund Class 4 Sub-Account (FG8) (1)

Franklin Templeton Small Cap Value VIP Fund Class 2 Sub-Account (F53) (1)

Franklin Templeton Small Cap Value VIP Fund Class 4 Sub-Account (FJ9) (1)

Franklin Templeton Strategic Income VIP Fund Class 2 Sub-Account (T28) (1)

Franklin Templeton Strategic Income VIP Fund Class 4 Sub-Account (FJ0) (1)

Invesco V.I. American Value Fund Series II Sub-Account (V35) (1)

Invesco V.I. Comstock Fund Series II Sub-Account (V13) (1)

Invesco V.I. Equity and Income Fund Series II Sub-Account (V11) (1)

Invesco V.I. EQV International Equity Fund II Sub-Account (AC1) (1)(6)

JPMorgan Insurance Trust Core Bond Portfolio (Class 2) Sub-Account (J88) (1)

JPMorgan Insurance Trust U.S. Equity Portfolio (Class 2) Sub-Account (J94) (1)

Lazard Retirement Emerging Markets Equity Portfolio Service Class Sub-Account (L11) (1)

Lord Abbett Series Fund — Growth Opportunities Portfolio VC Sub-Account (L18) (1)

Lord Abbett Series Fund — Fundamental Equity Portfolio VC Sub-Account (L17) (1)

MFS U.S. Government Money Market Portfolio Initial Class Sub-Account (MD8) (1)

MFS VIT Total Return Series Initial Class Sub-Account (M07) (1)

MFS VIT Total Return Series Service Class Sub-Account (M35) (1)

MFS VIT I Growth Series Initial Class Sub-Account (M31) (1)

MFS VIT I Growth Series Service Class Sub-Account (M80) (1)

MFS VIT I Mid Cap Growth Series Service Class Sub-Account (M41) (1)

MFS VIT I New Discovery Series Initial Class Sub-Account (M05) (1)

MFS VIT I New Discovery Series Service Class Sub-Account (M42) (1)

MFS VIT I Total Return Bond Series Service Class Sub-Account (M89) (1)

MFS VIT I Research Series Service Class Sub-Account (M82) (1)

MFS VIT I Utilities Series Initial Class Sub-Account (M44) (1)

MFS VIT I Utilities Series Service Class Sub-Account (M40) (1)

MFS VIT I Value Series Initial Class Sub-Account (M83) (1)

MFS VIT I Value Series Service Class Sub-Account (M08) (1)

MFS VIT II Blended Research Core Equity Portfolio I Class Sub-Account (MB6) (1)

MFS VIT II Blended Research Core Equity Portfolio S Class Sub-Account (MB7) (1)

MFS VIT II Corporate Bond Portfolio I Class Sub-Account (MC0) (1)

MFS VIT II Corporate Bond Portfolio S Class Sub-Account (MA0) (1)

MFS VIT II Core Equity Portfolio I Class Sub-Account (MC2) (1)

MFS VIT II Core Equity Portfolio S Class Sub-Account (MC1) (1)

MFS VIT II Emerging Markets Equity Portfolio I Class Sub-Account (MC3) (1)

MFS VIT II Emerging Markets Equity Portfolio S Class Sub-Account (MA1) (1)

MFS VIT II Global Governments Portfolio I Class Sub-Account (MC4) (1)

MFS VIT II Global Governments Portfolio S Class Sub-Account (MC5) (1)

MFS VIT II Global Growth Portfolio I Class Sub-Account (MC6) (1)

MFS VIT II Global Growth Portfolio S Class Sub-Account (MC7) (1)

MFS VIT II Global Research Portfolio I Class Sub-Account (MC8) (1)

MFS VIT II Global Research Portfolio S Class Sub-Account (MC9) (1)

MFS VIT II Global Tactical Allocation Portfolio I Class Sub-Account (MD0) (1)

MFS VIT II Global Tactical Allocation Portfolio S Class Sub-Account (M92) (1)

MFS VIT II Government Securities Portfolio I Class Sub-Account (M96) (1)

MFS VIT II Government Securities Portfolio S Class Sub-Account (MD2) (1)

MFS VIT II High Yield Portfolio I Class Sub-Account (MA6) (1)

MFS VIT II High Yield Portfolio Service Class Sub-Account (MA3) (1)

MFS VIT II International Growth Portfolio I Class Sub-Account (M97) (1)

MFS VIT II International Growth Portfolio S Class Sub-Account (MD5) (1)

MFS VIT II International Intrinsic Value Portfolio Initial Class Sub-Account (M98) (1)

MFS VIT II International Intrinsic Value Portfolio Service Class Sub-Account (M93) (1)

MFS VIT II Massachusetts Investors Growth Stock Portfolio I Class Sub-Account (MD6) (1)

MFS VIT II Massachusetts Investors Growth Stock Portfolio S Class Sub-Account (MB3) (1)

MFS U.S. Government Money Market Portfolio Service Class Sub-Account (MD9) (1)

MFS VIT II Research International Portfolio I Class Sub-Account (ME2) (1)

MFS VIT II Research International Portfolio S Class Sub-Account (ME3) (1)

MFS VIT II Income Portfolio I Class Sub-Account (MA5) (1)

MFS VIT II Income Portfolio S Class Sub-Account (MA7) (1)

MFS VIT III Blended Research Small Cap Equity Portfolio Service Class Sub-Account (MF3) (1)

MFS VIT III Conservative Allocation Portfolio Service Class Sub-Account (MF5) (1)

MFS VIT III Global Real Estate Portfolio Initial Class Sub-Account (MF6) (1)

MFS VIT III Global Real Estate Portfolio Service Class Sub-Account (MF7) (1)

MFS VIT III Growth Allocation Portfolio Service Class Sub-Account (MF9) (1)

MFS VIT III Inflation Adjusted Bond Portfolio Service Class Sub-Account (MG1) (1)

MFS VIT III Limited Maturity Portfolio Initial Class Sub-Account (MF2) (1)

MFS VIT III Limited Maturity Portfolio Service Class Sub-Account (MG2) (1)

MFS VIT III Mid Cap Value Portfolio Initial Class Sub-Account (MG3) (1)

MFS VIT III Mid Cap Value Portfolio Service Class Sub-Account (MG4) (1)

MFS VIT III Moderate Allocation Portfolio Service Class Sub-Account (MG6) (1)

MFS VIT III New Discovery Value Portfolio Service Class Sub-Account (MG7) (1)

Morgan Stanley Variable Insurance Fund, Inc. Growth Portfolio Class II Sub-Account (V44) (1)

Morgan Stanley Variable Insurance Fund, Inc. Discovery Portfolio Class II Sub-Account (V43) (1)

Invesco V.I. Capital Appreciation Fund, Series II Sub-Account (O19) (1)

Invesco V.I. Conservative Balanced Fund, Series II Sub-Account (O23) (1)

Invesco V.I. Global Fund, Series II Sub-Account (O20) (1)

Invesco V.I. Main Street Fund, Series II Sub-Account (O21) (1)

Invesco V.I. Main Street Small Cap Fund, Series II Sub-Account (O04) (1)

PIMCO VIT All Asset Portfolio Admin Class Sub-Account (P08) (1)

PIMCO VIT All Asset Portfolio Advisor Class Sub-Account (PC0) (1)

PIMCO VIT CommodityRealReturn Strategy Portfolio Advisor Class Sub-Account (P70) (1)

PIMCO VIT CommodityRealReturnTM Strategy Portfolio Admin Class Sub-Account (P10) (1)

PIMCO VIT Emerging Markets Bond Portfolio Admin Class Sub-Account (PK8) (1)

PIMCO VIT Emerging Markets Bond Portfolio Advisor Class Sub-Account (P20) (2)

PIMCO VIT Global Managed Asset Allocation Portfolio Advisor Class Sub-Account (PD6) (1)

PIMCO VIT StocksPLUS Global Portfolio Advisor Class Sub-Account (PH2) (1)

PIMCO VIT Real Return Portfolio Admin Class Sub-Account (P06) (1)

PIMCO VIT Total Return Portfolio Admin Class Sub-Account (P07) (1)

Putnam VT Multi-Asset Absolute Return Fund Class IB Sub-Account (PI3) (1)

Putman VT Large Cap Value Fund Class IB Sub-Account (P72) (1)

Wanger Select Fund Sub-Account (W41) (1)

(1)

Statements of assets and liabilities as of December 31, 2022, the related statements of operations for the year then ended, and the statements of changes in net assets for each of the years in the two-year period then ended.

(2)	Statements of operations for the year ended December 31, 2022, and the statements of changes in net assets for each of the years in the two-year period ended December 31, 2022.
(3)	Formerly, AB VPS Balanced Wealth Strategy Portfolio (Class B) Sub-Account (AL1)
(4)	Formerly, AB VPS International Growth Portfolio (Class B) Sub-Account (AM2)
(5)	Formerly, CTIVP — Loomis Sayles Growth Fund Class 2 Sub-Account (C90)
(6)	Formerly, Invesco V.I. International Growth Fund I Sub-Account (AC1)

DELAWARE LIFE NY VARIABLE ACCOUNT C - REGATTA

(A Separate Account of Delaware Life Insurance Company of New York)

STATEMENTS OF ASSETS AND LIABILITIES

DECEMBER 31, 2022

		Assets				Liabilities
	Shares	Cost	Investments at fair value	Receivable from Sponsor	Total assets	Payable to Sponsor	Net Assets
AB VPS Balanced Hedged Allocation Portfolio (Class B) Sub-Account (AL1) ¹	143,592	$1,470,085	$1,170,271	$—	$1,170,271	$55.00	$1,170,216
AB VPS Dynamic Asset Allocation Portfolio Class B Sub-Account (AO5)	758,087	8,099,230	5,981,309	—	5,981,309	270	5,981,039
AB VPS Sustainable International Thematic Portfolio (Class B) Sub-Account (AM2) ¹	12,403	251,071	198,699	—	198,699	9	198,690
AB VPS International Value Portfolio (Class B) Sub-Account (A98)	61,344	820,228	791,334	—	791,334	37	791,297
AB VPS Small/Mid Cap Value Portfolio (Class B) Sub-Account (A74)	36,785	509,041	602,905	—	602,905	27	602,878
BlackRock Global Allocation V.I. Fund (Class III) Sub-Account (B18)	1,695,728	24,195,143	20,128,293	1,002	20,129,295	941	20,128,354
Columbia Variable Portfolio — Large Cap Growth Fund Class 2 Sub-Account (C60)	76,058	1,356,870	1,918,952	—	1,918,952	1,196	1,917,756
CTIVP — Principal Blue Chip Growth Fund Class 2 Sub-Account (C90) ¹	18,991	505,298	778,426	—	778,426	37	778,389
Columbia Variable Portfolio — Overseas Core Fund Class 2 Sub-Account (C58)	22,445	278,125	261,707	—	261,707	13	261,694
Fidelity VIP Balanced Portfolio (Service Class 2) Sub-Account (FD7)	238,193	4,268,000	4,463,740	—	4,463,740	209	4,463,531
Fidelity VIP Contrafund Portfolio (Service Class 2) Sub-Account (F24)	306,369	11,269,628	11,194,724	2,446	11,197,170	528	11,196,642
Fidelity VIP Freedom 2010 Portfolio (Service Class 2) Sub-Account (F88)	2,316	29,165	26,539	—	26,539	1	26,538
Fidelity VIP Freedom 2015 Portfolio (Service Class 2) Sub-Account (FB9)	52,802	686,661	574,482	—	574,482	28	574,454
Fidelity VIP Freedom 2020 Portfolio (Service Class 2) Sub-Account (F15)	59,347	757,601	680,121	—	680,121	30	680,091
Fidelity VIP Mid Cap Portfolio (Service Class 2) Sub-Account (F41)	115,944	3,387,023	3,617,439	—	3,617,439	1,820	3,615,619
First Eagle Overseas Variable Fund Sub-Account (FE3)	658,573	16,444,899	14,626,913	2,341	14,629,254	700	14,628,554
Franklin Templeton Developing Markets VIP Fund Class 2 Sub-Account (T21)	123,913	1,102,066	924,393	—	924,393	550	923,843
Franklin Templeton Foreign VIP Fund Class 2 Sub-Account (T20)	356,388	4,549,244	4,337,247	75	4,337,322	198	4,337,124
Franklin Templeton Allocation VIP Fund Class 2 Sub-Account (FE6)	193,902	1,128,791	855,108	—	855,108	37	855,071
Franklin Templeton Global Bond VIP Fund Class 4 Sub-Account (T59)	6,228	93,976	79,531	—	79,531	3	79,528
Franklin Templeton Growth VIP Fund Class 2 Sub-Account (F56)	59,967	645,958	614,059	—	614,059	29	614,030
Franklin Templeton Income VIP Fund Class 2 Sub-Account (F59)	198,535	2,936,620	2,924,427	6	2,924,433	130	2,924,303
Franklin Templeton Income VIP Fund Class 4 Sub-Account (FF0)	3,361	51,340	50,954	—	50,954	3	50,951
Franklin Templeton Mutual Shares VIP Fund Class 2 Sub-Account (F54)	520,674	8,604,464	7,893,421	1,992	7,895,413	366	7,895,047
Franklin Templeton Mutual Shares VIP Fund Class 4 Sub-Account (FG8)	1,244	19,722	19,086	—	19,086	1	19,085
Franklin Templeton Small Cap Value VIP Fund Class 2 Sub-Account (F53)	93,223	1,131,556	1,168,086	—	1,168,086	56	1,168,030
Franklin Templeton Small Cap Value VIP Fund Class 4 Sub-Account (FJ9)	3,688	43,531	48,206	—	48,206	2	48,204
Franklin Templeton Strategic Income VIP Fund Class 2 Sub-Account (T28)	58,053	606,169	506,802	—	506,802	23	506,779
Franklin Templeton Strategic Income VIP Fund Class 4 Sub-Account (FJ0)	122	1,437	1,098	—	1,098	—	1,098
Invesco V.I. American Value Fund Series II Sub-Account (V35)	10,620	148,509	164,396	—	164,396	8	164,388
Invesco V.I. Comstock Fund Series II Sub-Account (V13)	77,827	1,227,443	1,576,005	—	1,576,005	75	1,575,930
Invesco V.I. Equity and Income Fund Series II Sub-Account (V11)	242,795	4,179,461	3,891,997	—	3,891,997	167	3,891,830
Invesco V.I. EQV International Equity Fund Series II Sub-Account (AC1) ¹	5,780	192,784	164,261	—	164,261	9	164,252
JPMorgan Insurance Trust Core Bond Portfolio (Class 2) Sub-Account (J88)	162,194	1,778,322	1,545,713	—	1,545,713	70	1,545,643
JPMorgan Insurance Trust U.S. Equity Portfolio (Class 2) Sub-Account (J94)	28,867	860,461	896,033	—	896,033	45	895,988
Lazard Retirement Emerging Markets Equity Portfolio Service Class Sub-Account (L11)	101,348	1,907,747	1,816,148	—	1,816,148	88	1,816,060
Lord Abbett Series Fund — Growth Opportunities Portfolio VC Sub-Account (L18)	137,828	1,625,253	1,110,897	—	1,110,897	51	1,110,846
Lord Abbett Series Fund- Fundamental Equity Portfolio VC Sub-Account (L17)	127,282	1,920,027	1,929,597	—	1,929,597	90	1,929,507
MFS U.S. Government Money Market Portfolio Initial Class Sub-Account (MD8)	1,141,669	1,141,669	1,141,669	—	1,141,669	5,596	1,136,073
MFS VIT Total Return Series Initial Class Sub-Account (M07)	314,359	7,393,696	7,069,931	2,238	7,072,169	270	7,071,899
MFS VIT Total Return Series Service Class Sub-Account (M35)	826,655	19,011,055	18,145,079	282	18,145,361	823	18,144,538
MFS VIT I Growth Series Initial Class Sub-Account (M31)	113,531	5,791,920	5,451,760	3,948	5,455,708	209	5,455,499
MFS VIT I Growth Series Service Class Sub-Account (M80)	15,171	857,267	678,741	—	678,741	34	678,707
MFS VIT I Mid Cap Growth Series Service Class Sub-Account (M41)	140,675	1,230,038	876,405	—	876,405	41	876,364
MFS VIT I New Discovery Series Initial Class Sub-Account (M05)	44,095	808,974	498,710	7,218	505,928	19	505,909

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE NY VARIABLE ACCOUNT C - REGATTA

(A Separate Account of Delaware Life Insurance Company of New York)

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2022

		Assets				Liabilities
	Shares	Cost	Investments at fair value	Receivable from Sponsor	Total assets	Payable to Sponsor	Net Assets
MFS VIT I New Discovery Series Service Class Sub-Account (M42)	165,998	$2,327,367	$1,467,420	$32	$1,467,452	$66	$1,467,386
MFS VIT I Total Return Bond Series Service Class Sub-Account (M89)	1,956,369	25,523,476	21,598,311	—	21,598,311	1,039	21,597,272
MFS VIT I Research Series Service Class Sub-Account (M82)	287,534	8,076,546	7,820,925	3,098	7,824,023	370	7,823,653
MFS VIT I Utilities Series Initial Class Sub-Account (M44)	90,054	2,895,050	3,270,751	—	3,270,751	151	3,270,600
MFS VIT I Utilities Series Service Class Sub-Account (M40)	58,226	1,805,633	2,071,109	—	2,071,109	95	2,071,014
MFS VIT I Value Series Initial Class Sub-Account (M83)	313,697	6,098,667	6,760,165	116	6,760,281	295	6,759,986
MFS VIT I Value Series Service Class Sub-Account (M08)	242,629	4,524,615	5,102,478	90	5,102,568	239	5,102,329
MFS VIT II Blended Research Core Equity Portfolio I Class Sub-Account (MB6)	180,332	8,966,893	8,562,162	125,703	8,687,865	327	8,687,538
MFS VIT II Blended Research Core Equity Portfolio S Class Sub-Account (MB7)	55,401	2,814,527	2,593,892	75	2,593,967	118	2,593,849
MFS VIT II Corporate Bond Portfolio I Class Sub-Account (MC0)	74,637	857,035	677,703	—	677,703	19,035	658,668
MFS VIT II Corporate Bond Portfolio S Class Sub-Account (MA0)	951,396	10,753,733	8,505,478	5	8,505,483	388	8,505,095
MFS VIT II Core Equity Portfolio I Class Sub-Account (MC2)	57,953	1,425,118	1,375,231	—	1,375,231	53	1,375,178
MFS VIT II Core Equity Portfolio S Class Sub-Account (MC1)	67,145	1,589,381	1,565,832	—	1,565,832	77	1,565,755
MFS VIT II Emerging Markets Equity Portfolio I Class Sub-Account (MC3)	14,223	208,064	162,142	2,227	164,369	6	164,363
MFS VIT II Emerging Markets Equity Portfolio S Class Sub-Account (MA1)	92,119	1,250,937	1,030,810	—	1,030,810	48	1,030,762
MFS VIT II Global Governments Portfolio I Class Sub-Account (MC4)	13,976	151,838	120,334	47	120,381	5	120,376
MFS VIT II Global Governments Portfolio S Class Sub-Account (MC5)	183	1,939	1,548	—	1,548	—	1,548
MFS VIT II Global Growth Portfolio I Class Sub-Account (MC6)	66,921	1,618,430	1,573,979	6,539	1,580,518	60	1,580,458
MFS VIT II Global Growth Portfolio S Class Sub-Account (MC7)	93	1,917	2,168	—	2,168	—	2,168
MFS VIT II Global Research Portfolio I Class Sub-Account (MC8)	141,574	3,517,254	4,019,274	—	4,019,274	11,448	4,007,826
MFS VIT II Global Research Portfolio S Class Sub-Account (MC9)	1,680	40,647	47,421	—	47,421	2	47,419
MFS VIT II Global Tactical Allocation Portfolio I Class Sub-Account (MD0)	70,711	1,061,974	917,830	5,771	923,601	35	923,566
MFS VIT II Global Tactical Allocation Portfolio S Class Sub-Account (M92)	1,681,644	24,998,476	21,373,701	7,787	21,381,488	989	21,380,499
MFS VIT II Government Securities Portfolio I Class Sub-Account (M96)	75,604	955,657	801,402	59	801,461	31	801,430
MFS VIT II Government Securities Portfolio S Class Sub-Account (MD2)	779,815	9,674,884	8,227,048	83	8,227,131	380	8,226,751
MFS VIT II High Yield Portfolio I Class Sub-Account (MA6)	185,801	1,052,905	876,982	48,513	925,495	33	925,462
MFS VIT II High Yield Portfolio Service Class Sub-Account (MA3)	301,334	1,658,106	1,401,204	20	1,401,224	63	1,401,161
MFS VIT II International Growth Portfolio I Class Sub-Account (M97)	19,791	265,818	264,216	6,065	270,281	10	270,271
MFS VIT II International Growth Portfolio S Class Sub-Account (MD5)	38,281	515,404	503,398	—	503,398	24	503,374
MFS VIT II International Intrinsic Value Portfolio Initial Class Sub-Account (M98)	35,954	810,847	979,384	3,614	982,998	38	982,960
MFS VIT II International Intrinsic Value Portfolio Service Class Sub-Account (M93)	103,922	2,836,135	2,779,902	—	2,779,902	2,244	2,777,658
MFS VIT II Massachusetts Investors Growth Stock Portfolio I Class Sub-Account (MD6)	441,877	8,610,882	8,523,808	9,384	8,533,192	327	8,532,865
MFS VIT II Massachusetts Investors Growth Stock Portfolio S Class Sub-Account (MB3)	33,846	660,226	638,342	10	638,352	28	638,324
MFS U.S. Government Money Market Portfolio Service Class Sub-Account (MD9)	7,390,995	7,390,995	7,390,995	—	7,390,995	418	7,390,577
MFS VIT II Research International Portfolio I Class Sub-Account (ME2)	18,571	296,565	280,416	—	280,416	5,358	275,058
MFS VIT II Research International Portfolio S Class Sub-Account (ME3)	107,963	1,628,107	1,604,328	—	1,604,328	523	1,603,805
MFS VIT II Income Portfolio I Class Sub-Account (MA5)	117,294	1,148,385	947,733	—	947,733	19,325	928,408

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE NY VARIABLE ACCOUNT C - REGATTA

(A Separate Account of Delaware Life Insurance Company of New York)

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2022

		Assets				Liabilities
	Shares	Cost	Investments at fair value	Receivable from Sponsor	Total assets	Payable to Sponsor	Net Assets
MFS VIT II Income Portfolio S Class Sub-Account (MA7)	4,505	$43,826	$36,176	$—	$36,176	$2	$36,174
MFS VIT III Blended Research Small Cap Equity Portfolio Service Class Sub-Account (MF3)	243,877	2,270,198	2,033,938	—	2,033,938	1,330	2,032,608
MFS VIT III Conservative Allocation Portfolio Service Class Sub-Account (MF5)	1,901,029	21,125,695	17,432,433	33,364	17,465,797	802	17,464,995
MFS VIT III Global Real Estate Portfolio Initial Class Sub-Account (MF6)	3,499	48,295	44,716	7	44,723	2	44,721
MFS VIT III Global Real Estate Portfolio Service Class Sub-Account (MF7)	153,023	2,476,884	2,345,846	—	2,345,846	729	2,345,117
MFS VIT III Growth Allocation Portfolio Service Class Sub-Account (MF9)	1,866,590	20,962,509	17,508,614	—	17,508,614	834	17,507,780
MFS VIT III Inflation Adjusted Bond Portfolio Service Class Sub-Account (MG1)	705,006	7,200,753	5,816,299	—	5,816,299	284	5,816,015
MFS VIT III Limited Maturity Portfolio Initial Class Sub-Account (MF2)	916,475	9,413,275	8,752,333	—	8,752,333	2,644	8,749,689
MFS VIT III Limited Maturity Portfolio Service Class Sub-Account (MG2)	469,983	4,823,962	4,493,039	—	4,493,039	227	4,492,812
MFS VIT III Mid Cap Value Portfolio Initial Class Sub-Account (MG3)	143,456	1,116,250	1,318,364	—	1,318,364	61	1,318,303
MFS VIT III Mid Cap Value Portfolio Service Class Sub-Account (MG4)	136,013	987,678	1,232,275	—	1,232,275	57	1,232,218
MFS VIT III Moderate Allocation Portfolio Service Class Sub-Account (MG6)	7,306,166	91,664,350	76,422,497	31,115	76,453,612	3,575	76,450,037
MFS VIT III New Discovery Value Portfolio Service Class Sub-Account (MG7)	63,964	492,753	499,557	—	499,557	21	499,536
Morgan Stanley Variable Insurance Fund, Inc. Growth Portfolio Class II Sub-Account (V44)	82,254	1,103,859	561,798	—	561,798	29	561,769
Morgan Stanley Variable Insurance Fund, Inc. Discovery Portfolio Class II Sub-Account (V43)	84,379	538,929	237,104	—	237,104	11	237,093
Invesco V.I. Capital Appreciation Fund, Series II Sub-Account (O19)	33,981	1,600,664	1,123,425	18	1,123,443	53	1,123,390
Invesco V.I. Conservative Balanced Fund, Series II Sub-Account (O23)	23,244	346,922	318,210	—	318,210	15	318,195
Invesco V.I. Global Fund, Series II Sub-Account (O20)	54,717	2,092,049	1,657,932	—	1,657,932	76	1,657,856
Invesco V.I. Main Street Fund, Series II Sub-Account (O21)	466,456	10,389,128	7,342,022	—	7,342,022	2,374	7,339,648
Invesco V.I. Main Street Small Cap Fund, Series II Sub-Account (O04)	2,367	50,255	53,394	—	53,394	3	53,391
PIMCO VIT All Asset Portfolio Admin Class Sub-Account (P08)	78,129	806,059	673,470	—	673,470	29	673,441
PIMCO VIT All Asset Portfolio Advisor Class Sub-Account (PC0)	185,125	1,936,411	1,621,696	—	1,621,696	75	1,621,621
PIMCO VIT CommodityRealReturn Strategy Portfolio Advisor Class Sub-Account (P70)	2,315	16,616	16,231	—	16,231	1	16,230
PIMCO VIT CommodityRealReturnTM Strategy Portfolio Admin Class Sub-Account (P10)	198,714	1,274,971	1,369,142	8	1,369,150	62	1,369,088
PIMCO VIT Emerging Markets Bond Portfolio Admin Class Sub-Account (PK8)	51,703	649,523	519,611	—	519,611	24	519,587
PIMCO VIT Emerging Markets Bond Portfolio Advisor Class Sub-Account (P20)	—	—	—	—	—	—	—
PIMCO VIT Global Managed Asset Allocation Portfolio Advisor Class Sub-Account (PD6)	3,577,871	39,496,747	30,447,686	7,863	30,455,549	1,408	30,454,141
PIMCO VIT StocksPLUS Global Portfolio Advisor Class Sub-Account (PH2)	8,080	60,733	47,188	—	47,188	2	47,186
PIMCO VIT Real Return Portfolio Admin Class Sub-Account (P06)	111,570	1,419,665	1,283,054	—	1,283,054	59	1,282,995
PIMCO VIT Total Return Portfolio Admin Class Sub-Account (P07)	526,581	5,714,081	4,728,697	—	4,728,697	419	4,728,278
Putnam VT Multi-Asset Absolute Return Fund Class IB Sub-Account (PI3)	68,173	651,274	631,283	—	631,283	29	631,254
Putman VT Large Cap Value Fund Class IB Sub-Account (P72)	14,730	343,614	398,735	—	398,735	20	398,715
Wanger Select Fund Sub-Account (W41)	390	3,743	2,420	—	2,420	—	2,420

[1]	This Sub-Account had a name change in 2022. Refer to Note 1 in the Variable Account’s Notes to Financial Statements for more information.

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE NY VARIABLE ACCOUNT C - REGATTA

(A Separate Account of Delaware Life Insurance Company of New York)

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2022

	Units	Value Applicable to Owners of Deferred Variable Annuity Contracts	Reserve for Variable Annuities	Net Assets
AL1	76,839	$1,170,216	$—	$1,170,216
AO5	521,941	5,981,039	—	5,981,039
AM2	20,076	198,690	—	198,690
A98	112,925	791,297	—	791,297
A74	24,385	602,878	—	602,878
B18	1,129,282	20,087,689	40,665	20,128,354
C60	103,748	1,914,245	3,511	1,917,756
C90	43,704	778,389	—	778,389
C58	22,301	261,694	—	261,694
FD7	198,415	4,463,531	—	4,463,531
F24	416,197	11,156,118	40,524	11,196,642
F88	1,569	26,538	—	26,538
FB9	32,402	574,454	—	574,454
F15	36,103	680,091	—	680,091
F41	142,324	3,610,398	5,221	3,615,619
FE3	965,678	14,594,569	33,985	14,628,554
T21	65,711	922,293	1,550	923,843
T20	248,465	4,335,573	1,551	4,337,124
FE6	54,224	855,071	—	855,071
T59	9,222	79,528	—	79,528
F56	29,013	614,030	—	614,030
F59	172,953	2,918,432	5,871	2,924,303
FF0	3,154	50,951	—	50,951
F54	322,806	7,866,123	28,924	7,895,047
FG8	969	19,085	—	19,085
F53	28,239	1,168,030	—	1,168,030
FJ9	1,886	48,204	—	48,204
T28	38,675	506,779	—	506,779

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE NY VARIABLE ACCOUNT C - REGATTA

(A Separate Account of Delaware Life Insurance Company of New York)

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2022

	Units	Value Applicable to Owners of Deferred Variable Annuity Contracts	Reserve for Variable Annuities	Net Assets
FJ0	104	$1,098	$—	$1,098
V35	7,039	164,388	—	164,388
V13	67,435	1,575,930	—	1,575,930
V11	174,672	3,891,830	—	3,891,830
AC1	11,608	164,252	—	164,252
J88	162,023	1,545,643	—	1,545,643
J94	26,860	895,988	—	895,988
L11	204,934	1,816,060	—	1,816,060
L18	35,140	1,110,846	—	1,110,846
L17	64,535	1,929,507	—	1,929,507
MD8	98,217	1,099,911	36,162	1,136,073
M07	438,426	6,992,629	79,270	7,071,899
M35	1,180,781	18,021,514	123,024	18,144,538
M31	87,521	5,394,710	60,789	5,455,499
M80	14,335	678,707	—	678,707
M41	25,751	876,364	—	876,364
M05	27,975	461,263	44,646	505,909
M42	67,031	1,467,057	329	1,467,386
M89	2,164,251	21,582,729	14,543	21,597,272
M82	306,207	7,778,674	44,979	7,823,653
M44	214,535	3,269,594	1,006	3,270,600
M40	141,842	2,071,014	—	2,071,014
M83	296,714	6,744,662	15,324	6,759,986
M08	212,174	5,101,410	919	5,102,329
MB6	146,666	8,216,307	471,231	8,687,538
MB7	68,303	2,593,088	761	2,593,849
MC0	31,094	628,757	29,911	658,668
MA0	549,274	8,499,640	5,455	8,505,095
MC2	27,285	1,375,178	—	1,375,178
MC1	54,309	1,565,755	—	1,565,755
MC3	7,742	143,593	20,770	164,363
MA1	78,618	1,030,762	—	1,030,762
MC4	7,827	119,203	1,173	120,376
MC5	124	1,548	—	1,548
MC6	25,679	1,534,904	45,554	1,580,458
MC7	51	2,168	—	2,168
MC8	107,225	3,930,283	77,543	4,007,826
MC9	1,602	47,419	—	47,419
MD0	27,831	863,997	59,569	923,566

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE NY VARIABLE ACCOUNT C - REGATTA

(A Separate Account of Delaware Life Insurance Company of New York)

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2022

	Units	Value Applicable to Owners of Deferred Variable Annuity Contracts	Reserve for Variable Annuities	Net Assets
M92	1,615,347	$21,348,182	$32,317	$21,380,499
M96	42,681	799,702	1,728	801,430
MD2	739,921	8,215,046	11,705	8,226,751
MA6	31,494	851,041	74,421	925,462
MA3	75,182	1,400,958	203	1,401,161
M97	8,096	213,043	57,228	270,271
MD5	29,355	503,374	—	503,374
M98	18,544	947,459	35,501	982,960
M93	148,278	2,770,984	6,674	2,777,658
MD6	248,168	8,295,177	237,688	8,532,865
MB3	15,079	637,130	1,194	638,324
MD9	852,035	7,339,602	50,975	7,390,577
ME2	11,534	273,716	1,342	275,058
ME3	68,259	1,602,398	1,407	1,603,805
MA5	47,296	898,057	30,351	928,408
MA7	2,111	36,174	—	36,174
MF3	88,353	2,024,484	8,124	2,032,608
MF5	1,030,546	17,288,055	176,940	17,464,995
MF6	1,483	43,850	871	44,721
MF7	114,321	2,343,120	1,997	2,345,117
MF9	655,566	17,507,780	—	17,507,780
MG1	555,392	5,811,644	4,371	5,816,015
MF2	883,645	8,740,151	9,538	8,749,689
MG2	473,985	4,488,186	4,626	4,492,812
MG3	46,172	1,318,303	—	1,318,303
MG4	44,777	1,232,218	—	1,232,218
MG6	3,485,838	76,320,898	129,139	76,450,037
MG7	13,664	499,536	—	499,536
V44	22,005	561,769	—	561,769
V43	10,726	237,093	—	237,093
O19	36,194	1,121,181	2,209	1,123,390
O23	28,220	318,195	—	318,195
O20	58,096	1,657,856	—	1,657,856
O21	223,831	7,331,387	8,261	7,339,648
O04	1,180	53,391	—	53,391
P08	40,587	673,441	—	673,441
PC0	124,880	1,621,621	—	1,621,621
P70	2,388	16,230	—	16,230

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE NY VARIABLE ACCOUNT C - REGATTA

(A Separate Account of Delaware Life Insurance Company of New York)

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2022

	Units	Value Applicable to Owners of Deferred Variable Annuity Contracts	Reserve for Variable Annuities	Net Assets
P10	179,439	$1,361,382	$7,706	$1,369,088
PK8	19,256	519,587	—	519,587
P20	—	—	—	—
PD6	2,218,858	30,421,507	32,634	30,454,141
PH2	2,769	47,186	—	47,186
P06	87,145	1,282,995	—	1,282,995
P07	328,603	4,710,585	17,693	4,728,278
PI3	68,707	631,254	—	631,254
P72	12,513	398,715	—	398,715
W41	107	2,420	—	2,420

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE NY VARIABLE ACCOUNT C - REGATTA

(A Separate Account of Delaware Life Insurance Company of New York)

STATEMENTS OF OPERATIONS

FOR THE YEAR ENDED DECEMBER 31, 2022

	AL1 Sub-Account	AO5 Sub-Account	AM2 Sub-Account
Income:
Dividend income	$40,271	$167,933	$—

Expenses:
Mortality and expense risk charges	(17,990)	(80,677)	(2,793)
Distribution and administrative expense charges	(5,611)	(28,773)	(705)

Net investment income (loss)	16,670	58,483	(3,498)

Net realized and change in unrealized gains (losses):
Net realized gains (losses) on sale of investments	(41,035)	(943)	(3,186)
Realized gain distributions	131,192	2,131,707	36,769

Net realized gains (losses)	90,157	2,130,764	33,583

Net change in unrealized appreciation (depreciation)	(439,331)	(3,753,960)	(106,819)

Net realized and change in unrealized gains (losses)	(349,174)	(1,623,196)	(73,236)

Net increase (decrease) in net assets from operations	$(332,504)	$(1,564,713)	$(76,734)

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE NY VARIABLE ACCOUNT C - REGATTA

(A Separate Account of Delaware Life Insurance Company of New York)

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2022

	A98	A74	B18
	Sub-Account	Sub-Account	Sub-Account
Income:
Dividend income	$35,306	$5,610	$—

Expenses:
Mortality and expense risk charges	(12,279)	(8,160)	(293,414)
Distribution and administrative expense charges	(2,996)	(2,680)	(90,373)

Net investment income (loss)	20,031	(5,230)	(383,787)

Net realized and change in unrealized gains (losses):
Net realized gains (losses) on sale of investments	(9,804)	35,921	(596,427)
Realized gain distributions	—	101,019	345,148

Net realized gains (losses)	(9,804)	136,940	(251,279)

Net change in unrealized appreciation (depreciation)	(179,550)	(263,835)	(4,010,337)

Net realized and change in unrealized gains (losses)	(189,354)	(126,895)	(4,261,616)

Net increase (decrease) in net assets from operations	$(169,323)	$(132,125)	$(4,645,403)

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE NY VARIABLE ACCOUNT C - REGATTA

(A Separate Account of Delaware Life Insurance Company of New York)

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2022

	C60 Sub-Account	C90 Sub-Account	C58 Sub-Account
Income:
Dividend income	$—	$—	$2,787

Expenses:
Mortality and expense risk charges	(28,861)	(11,061)	(4,417)
Distribution and administrative expense charges	(7,562)	(3,371)	(1,557)

Net investment income (loss)	(36,423)	(14,432)	(3,187)

Net realized and change in unrealized gains (losses):
Net realized gains (losses) on sale of investments	217,927	51,040	(38,269)
Realized gain distributions	—	—	28,049

Net realized gains (losses)	217,927	51,040	(10,220)

Net change in unrealized appreciation (depreciation)	(1,059,053)	(328,754)	(65,453)

Net realized and change in unrealized gains (losses)	(841,126)	(277,714)	(75,673)

Net increase (decrease) in net assets from operations	$(877,549)	$(292,146)	$(78,860)

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE NY VARIABLE ACCOUNT C - REGATTA

(A Separate Account of Delaware Life Insurance Company of New York)

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2022

	FD7	F24	F88
	Sub-Account	Sub-Account	Sub-Account
Income:
Dividend income	$52,014	$32,422	$552

Expenses:
Mortality and expense risk charges	(67,891)	(162,195)	(377)
Distribution and administrative expense charges	(17,841)	(47,613)	(100)

Net investment income (loss)	(33,718)	(177,386)	75

Net realized and change in unrealized gains (losses):
Net realized gains (losses) on sale of investments	98,073	554,171	173
Realized gain distributions	316,818	601,748	1,750

Net realized gains (losses)	414,891	1,155,919	1,923

Net change in unrealized appreciation (depreciation)	(1,528,175)	(5,140,386)	(6,934)

Net realized and change in unrealized gains (losses)	(1,113,284)	(3,984,467)	(5,011)

Net increase (decrease) in net assets from operations	$(1,147,002)	$(4,161,853)	$(4,936)

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE NY VARIABLE ACCOUNT C - REGATTA

(A Separate Account of Delaware Life Insurance Company of New York)

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2022

	FB9	F15	F41
	Sub-Account	Sub-Account	Sub-Account
Income:
Dividend income	$12,136	$14,224	$10,323

Expenses:
Mortality and expense risk charges	(8,712)	(10,086)	(50,670)
Distribution and administrative expense charges	(2,622)	(2,834)	(14,903)

Net investment income (loss)	802	1,304	(55,250)

Net realized and change in unrealized gains (losses):
Net realized gains (losses) on sale of investments	1,990	(9,279)	30,271
Realized gain distributions	67,330	84,037	266,364

Net realized gains (losses)	69,320	74,758	296,635

Net change in unrealized appreciation (depreciation)	(191,888)	(239,753)	(991,361)

Net realized and change in unrealized gains (losses)	(122,568)	(164,995)	(694,726)

Net increase (decrease) in net assets from operations	$(121,766)	$(163,691)	$(749,976)

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE NY VARIABLE ACCOUNT C - REGATTA

(A Separate Account of Delaware Life Insurance Company of New York)

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2022

	FE3	T21	T20
	Sub-Account	Sub-Account	Sub-Account
Income:
Dividend income	$329,388	$23,923	$140,189

Expenses:
Mortality and expense risk charges	(210,111)	(12,294)	(62,572)
Distribution and administrative expense charges	(65,903)	(3,072)	(15,739)

Net investment income (loss)	53,374	8,557	61,878

Net realized and change in unrealized gains (losses):
Net realized gains (losses) on sale of investments	(290,011)	10,065	(104,451)
Realized gain distributions	954,847	69,128	—

Net realized gains (losses)	664,836	79,193	(104,451)

Net change in unrealized appreciation (depreciation)	(2,460,475)	(349,763)	(430,893)

Net realized and change in unrealized gains (losses)	(1,795,639)	(270,570)	(535,344)

Net increase (decrease) in net assets from operations	$(1,742,265)	$(262,013)	$(473,466)

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE NY VARIABLE ACCOUNT C - REGATTA

(A Separate Account of Delaware Life Insurance Company of New York)

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2022

	FE6	T59	F56
	Sub-Account	Sub-Account	Sub-Account
Income:
Dividend income	$16,071	$—	$1,030

Expenses:
Mortality and expense risk charges	(12,398)	(1,058)	(8,976)
Distribution and administrative expense charges	(3,157)	(332)	(2,276)

Net investment income (loss)	516	(1,390)	(10,222)

Net realized and change in unrealized gains (losses):
Net realized gains (losses) on sale of investments	(50,347)	(6,544)	(6,276)
Realized gain distributions	96,599	—	—

Net realized gains (losses)	46,252	(6,544)	(6,276)

Net change in unrealized appreciation (depreciation)	(245,504)	1,493	(80,000)

Net realized and change in unrealized gains (losses)	(199,252)	(5,051)	(86,276)

Net increase (decrease) in net assets from operations	$(198,736)	$(6,441)	$(96,498)

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE NY VARIABLE ACCOUNT C - REGATTA

(A Separate Account of Delaware Life Insurance Company of New York)

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2022

	F59	FF0	F54
	Sub-Account	Sub-Account	Sub-Account
Income:
Dividend income	$158,972	$2,627	$156,289

Expenses:
Mortality and expense risk charges	(40,456)	(752)	(118,753)
Distribution and administrative expense charges	(12,509)	(279)	(29,959)

Net investment income (loss)	106,007	1,596	7,577

Net realized and change in unrealized gains (losses):
Net realized gains (losses) on sale of investments	635	428	(223,022)
Realized gain distributions	64,527	1,074	943,847

Net realized gains (losses)	65,162	1,502	720,825

Net change in unrealized appreciation (depreciation)	(414,570)	(7,520)	(1,629,976)

Net realized and change in unrealized gains (losses)	(349,408)	(6,018)	(909,151)

Net increase (decrease) in net assets from operations	$(243,401)	$(4,422)	$(901,574)

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE NY VARIABLE ACCOUNT C - REGATTA

(A Separate Account of Delaware Life Insurance Company of New York)

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2022

	FG8	F53	FJ9
	Sub-Account	Sub-Account	Sub-Account
Income:
Dividend income	$356	$13,263	$449

Expenses:
Mortality and expense risk charges	(217)	(17,488)	(645)
Distribution and administrative expense charges	(62)	(5,730)	(220)

Net investment income (loss)	77	(9,955)	(416)

Net realized and change in unrealized gains (losses):
Net realized gains (losses) on sale of investments	(40)	10,338	(65)
Realized gain distributions	2,218	250,282	8,920

Net realized gains (losses)	2,178	260,620	8,855

Net change in unrealized appreciation (depreciation)	(4,158)	(423,020)	(14,788)

Net realized and change in unrealized gains (losses)	(1,980)	(162,400)	(5,933)

Net increase (decrease) in net assets from operations	$(1,903)	$(172,355)	$(6,349)

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE NY VARIABLE ACCOUNT C - REGATTA

(A Separate Account of Delaware Life Insurance Company of New York)

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2022

	T28	FJ0	V35
	Sub-Account	Sub-Account	Sub-Account
Income:
Dividend income	$23,518	$48	$788

Expenses:
Mortality and expense risk charges	(7,022)	(12)	(2,318)
Distribution and administrative expense charges	(2,022)	(9)	(778)

Net investment income (loss)	14,474	27	(2,308)

Net realized and change in unrealized gains (losses):
Net realized gains (losses) on sale of investments	(17,610)	(33)	3,107
Realized gain distributions	—	—	31,935

Net realized gains (losses)	(17,610)	(33)	35,042

Net change in unrealized appreciation (depreciation)	(70,592)	(158)	(41,773)

Net realized and change in unrealized gains (losses)	(88,202)	(191)	(6,731)

Net increase (decrease) in net assets from operations	$(73,728)	$(164)	$(9,039)

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE NY VARIABLE ACCOUNT C - REGATTA

(A Separate Account of Delaware Life Insurance Company of New York)

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2022

	V13	V11	AC1
	Sub-Account	Sub-Account	Sub-Account
Income:
Dividend income	$22,044	$59,092	$2,579

Expenses:
Mortality and expense risk charges	(22,690)	(48,196)	(2,312)
Distribution and administrative expense charges	(6,330)	(14,203)	(1,262)

Net investment income (loss)	(6,976)	(3,307)	(995)

Net realized and change in unrealized gains (losses):
Net realized gains (losses) on sale of investments	57,512	25,864	(2,003)
Realized gain distributions	50,265	545,262	20,175

Net realized gains (losses)	107,777	571,126	18,172

Net change in unrealized appreciation (depreciation)	(117,563)	(956,832)	(60,566)

Net realized and change in unrealized gains (losses)	(9,786)	(385,706)	(42,394)

Net increase (decrease) in net assets from operations	$(16,762)	$(389,013)	$(43,389)

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE NY VARIABLE ACCOUNT C - REGATTA

(A Separate Account of Delaware Life Insurance Company of New York)

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2022

	J88	J94	L11
	Sub-Account	Sub-Account	Sub-Account
Income:
Dividend income	$30,758	$2,390	$65,123

Expenses:
Mortality and expense risk charges	(21,804)	(15,490)	(27,141)
Distribution and administrative expense charges	(6,545)	(3,870)	(8,552)

Net investment income (loss)	2,409	(16,970)	29,430

Net realized and change in unrealized gains (losses):
Net realized gains (losses) on sale of investments	(25,513)	36,343	19,462
Realized gain distributions	9,291	160,205	—

Net realized gains (losses)	(16,222)	196,548	19,462

Net change in unrealized appreciation (depreciation)	(263,684)	(435,817)	(433,846)

Net realized and change in unrealized gains (losses)	(279,906)	(239,269)	(414,384)

Net increase (decrease) in net assets from operations	$(277,497)	$(256,239)	$(384,954)

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE NY VARIABLE ACCOUNT C - REGATTA

(A Separate Account of Delaware Life Insurance Company of New York)

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2022

	L18	L17	MD8
	Sub-Account	Sub-Account	Sub-Account
Income:
Dividend income	$—	$21,575	$13,185

Expenses:
Mortality and expense risk charges	(15,709)	(28,286)	(13,526)
Distribution and administrative expense charges	(4,500)	(7,844)	(1,626)

Net investment income (loss)	(20,209)	(14,555)	(1,967)

Net realized and change in unrealized gains (losses):
Net realized gains (losses) on sale of investments	(64,068)	5,034	—
Realized gain distributions	167,388	263,784	—

Net realized gains (losses)	103,320	268,818	—

Net change in unrealized appreciation (depreciation)	(595,464)	(572,504)	—

Net realized and change in unrealized gains (losses)	(492,144)	(303,686)	—

Net increase (decrease) in net assets from operations	$(512,353)	$(318,241)	$(1,967)

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE NY VARIABLE ACCOUNT C - REGATTA

(A Separate Account of Delaware Life Insurance Company of New York)

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2022

	M07	M35	M31
	Sub-Account	Sub-Account	Sub-Account
Income:
Dividend income	$129,403	$283,180	$—

Expenses:
Mortality and expense risk charges	(93,083)	(250,202)	(77,947)
Distribution and administrative expense charges	(11,199)	(65,887)	(9,380)

Net investment income (loss)	25,121	(32,909)	(87,327)

Net realized and change in unrealized gains (losses):
Net realized gains (losses) on sale of investments	64,278	208,630	115,099
Realized gain distributions	647,237	1,684,125	717,059

Net realized gains (losses)	711,515	1,892,755	832,158

Net change in unrealized appreciation (depreciation)	(1,658,647)	(4,307,531)	(3,428,058)

Net realized and change in unrealized gains (losses)	(947,132)	(2,414,776)	(2,595,900)

Net increase (decrease) in net assets from operations	$(922,011)	$(2,447,685)	$(2,683,227)

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE NY VARIABLE ACCOUNT C - REGATTA

(A Separate Account of Delaware Life Insurance Company of New York)

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2022

	M80	M41	M05
	Sub-Account	Sub-Account	Sub-Account
Income:
Dividend income	$—	$—	$—

Expenses:
Mortality and expense risk charges	(10,271)	(12,421)	(7,022)
Distribution and administrative expense charges	(3,943)	(4,042)	(846)

Net investment income (loss)	(14,214)	(16,463)	(7,868)

Net realized and change in unrealized gains (losses):
Net realized gains (losses) on sale of investments	33,924	(21,566)	(9,610)
Realized gain distributions	93,677	155,705	169,917

Net realized gains (losses)	127,601	134,139	160,307

Net change in unrealized appreciation (depreciation)	(454,772)	(507,126)	(388,209)

Net realized and change in unrealized gains (losses)	(327,171)	(372,987)	(227,902)

Net increase (decrease) in net assets from operations	$(341,385)	$(389,450)	$(235,770)

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE NY VARIABLE ACCOUNT C - REGATTA

(A Separate Account of Delaware Life Insurance Company of New York)

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2022

	M42	M89	M82
	Sub-Account	Sub-Account	Sub-Account
Income:
Dividend income	$—	$601,652	$16,960

Expenses:
Mortality and expense risk charges	(20,900)	(314,984)	(117,030)
Distribution and administrative expense charges	(5,212)	(104,481)	(31,338)

Net investment income (loss)	(26,112)	182,187	(131,408)

Net realized and change in unrealized gains (losses):
Net realized gains (losses) on sale of investments	(141,885)	(584,763)	291,576
Realized gain distributions	591,899	284,810	1,128,189

Net realized gains (losses)	450,014	(299,953)	1,419,765

Net change in unrealized appreciation (depreciation)	(1,043,184)	(4,354,085)	(3,214,741)

Net realized and change in unrealized gains (losses)	(593,170)	(4,654,038)	(1,794,976)

Net increase (decrease) in net assets from operations	$(619,282)	$(4,471,851)	$(1,926,384)

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE NY VARIABLE ACCOUNT C - REGATTA

(A Separate Account of Delaware Life Insurance Company of New York)

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2022

	M44	M40	M83
	Sub-Account	Sub-Account	Sub-Account
Income:
Dividend income	$77,996	$46,286	$100,493

Expenses:
Mortality and expense risk charges	(40,309)	(27,387)	(95,092)
Distribution and administrative expense charges	(4,849)	(8,301)	(21,024)

Net investment income (loss)	32,838	10,598	(15,623)

Net realized and change in unrealized gains (losses):
Net realized gains (losses) on sale of investments	22,521	138,747	136,931
Realized gain distributions	123,626	81,382	428,303

Net realized gains (losses)	146,147	220,129	565,234

Net change in unrealized appreciation (depreciation)	(202,539)	(256,139)	(1,199,124)

Net realized and change in unrealized gains (losses)	(56,392)	(36,010)	(633,890)

Net increase (decrease) in net assets from operations	$(23,554)	$(25,412)	$(649,513)

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE NY VARIABLE ACCOUNT C - REGATTA

(A Separate Account of Delaware Life Insurance Company of New York)

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2022

	M08	MB6	MB7
	Sub-Account	Sub-Account	Sub-Account
Income:
Dividend income	$65,855	$103,073	$24,579

Expenses:
Mortality and expense risk charges	(75,050)	(114,335)	(38,248)
Distribution and administrative expense charges	(22,971)	(13,756)	(9,352)

Net investment income (loss)	(32,166)	(25,018)	(23,021)

Net realized and change in unrealized gains (losses):
Net realized gains (losses) on sale of investments	119,047	257,638	68,673
Realized gain distributions	346,666	1,548,452	489,580

Net realized gains (losses)	465,713	1,806,090	558,253

Net change in unrealized appreciation (depreciation)	(968,648)	(3,590,929)	(1,120,493)

Net realized and change in unrealized gains (losses)	(502,935)	(1,784,839)	(562,240)

Net increase (decrease) in net assets from operations	$(535,101)	$(1,809,857)	$(585,261)

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE NY VARIABLE ACCOUNT C - REGATTA

(A Separate Account of Delaware Life Insurance Company of New York)

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2022

	MC0	MA0	MC2
	Sub-Account	Sub-Account	Sub-Account
Income:
Dividend income	$24,705	$291,210	$4,704

Expenses:
Mortality and expense risk charges	(8,985)	(118,640)	(18,682)
Distribution and administrative expense charges	(1,081)	(38,130)	(2,248)

Net investment income (loss)	14,639	134,440	(16,226)

Net realized and change in unrealized gains (losses):
Net realized gains (losses) on sale of investments	(6,020)	(221,077)	26,865
Realized gain distributions	39,022	508,161	165,309

Net realized gains (losses)	33,002	287,084	192,174

Net change in unrealized appreciation (depreciation)	(194,397)	(2,429,624)	(499,956)

Net realized and change in unrealized gains (losses)	(161,395)	(2,142,540)	(307,782)

Net increase (decrease) in net assets from operations	$(146,756)	$(2,008,100)	$(324,008)

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE NY VARIABLE ACCOUNT C - REGATTA

(A Separate Account of Delaware Life Insurance Company of New York)

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2022

	MC1	MC3	MA1
	Sub-Account	Sub-Account	Sub-Account
Income:
Dividend income	$1,500	$7,178	$44,317

Expenses:
Mortality and expense risk charges	(23,420)	(2,132)	(14,496)
Distribution and administrative expense charges	(7,530)	(257)	(4,963)

Net investment income (loss)	(29,450)	4,789	24,858

Net realized and change in unrealized gains (losses):
Net realized gains (losses) on sale of investments	29,437	(1,352)	(39,466)
Realized gain distributions	196,823	11,852	78,963

Net realized gains (losses)	226,260	10,500	39,497

Net change in unrealized appreciation (depreciation)	(581,583)	(58,249)	(365,260)

Net realized and change in unrealized gains (losses)	(355,323)	(47,749)	(325,763)

Net increase (decrease) in net assets from operations	$(384,773)	$(42,960)	$(300,905)

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE NY VARIABLE ACCOUNT C - REGATTA

(A Separate Account of Delaware Life Insurance Company of New York)

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2022

	MC4	MC5	MC6
	Sub-Account	Sub-Account	Sub-Account
Income:
Dividend income	$1,961	$21	$3,192

Expenses:
Mortality and expense risk charges	(1,606)	(22)	(21,201)
Distribution and administrative expense charges	(193)	(6)	(2,551)

Net investment income (loss)	162	(7)	(20,560)

Net realized and change in unrealized gains (losses):
Net realized gains (losses) on sale of investments	(546)	(4)	96,482
Realized gain distributions	—	—	193,783

Net realized gains (losses)	(546)	(4)	290,265

Net change in unrealized appreciation (depreciation)	(26,891)	(346)	(686,827)

Net realized and change in unrealized gains (losses)	(27,437)	(350)	(396,562)

Net increase (decrease) in net assets from operations	$(27,275)	$(357)	$(417,122)

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE NY VARIABLE ACCOUNT C - REGATTA

(A Separate Account of Delaware Life Insurance Company of New York)

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2022

	MC7	MC8	MC9
	Sub-Account	Sub-Account	Sub-Account
Income:
Dividend income	$—	$25,141	$152

Expenses:
Mortality and expense risk charges	(32)	(53,011)	(640)
Distribution and administrative expense charges	(8)	(6,378)	(170)

Net investment income (loss)	(40)	(34,248)	(658)

Net realized and change in unrealized gains (losses):
Net realized gains (losses) on sale of investments	15	87,503	559
Realized gain distributions	264	374,078	4,436

Net realized gains (losses)	279	461,581	4,995

Net change in unrealized appreciation (depreciation)	(806)	(1,382,038)	(14,979)

Net realized and change in unrealized gains (losses)	(527)	(920,457)	(9,984)

Net increase (decrease) in net assets from operations	$(567)	$(954,705)	$(10,642)

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE NY VARIABLE ACCOUNT C - REGATTA

(A Separate Account of Delaware Life Insurance Company of New York)

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2022

	MD0	M92	M96
	Sub-Account	Sub-Account	Sub-Account
Income:
Dividend income	$20,437	$443,120	$18,140

Expenses:
Mortality and expense risk charges	(12,065)	(290,044)	(10,829)
Distribution and administrative expense charges	(1,452)	(108,725)	(1,303)

Net investment income (loss)	6,920	44,351	6,008

Net realized and change in unrealized gains (losses):
Net realized gains (losses) on sale of investments	12,965	(690,399)	(11,653)
Realized gain distributions	61,487	1,551,635	—

Net realized gains (losses)	74,452	861,236	(11,653)

Net change in unrealized appreciation (depreciation)	(175,748)	(3,394,426)	(123,677)

Net realized and change in unrealized gains (losses)	(101,296)	(2,533,190)	(135,330)

Net increase (decrease) in net assets from operations	$(94,376)	$(2,488,839)	$(129,322)

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE NY VARIABLE ACCOUNT C - REGATTA

(A Separate Account of Delaware Life Insurance Company of New York)

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2022

	MD2	MA6	MA3
	Sub-Account	Sub-Account	Sub-Account
Income:
Dividend income	$156,215	$52,198	$82,451

Expenses:
Mortality and expense risk charges	(120,648)	(11,689)	(20,859)
Distribution and administrative expense charges	(31,720)	(1,406)	(5,618)

Net investment income (loss)	3,847	39,103	55,974

Net realized and change in unrealized gains (losses):
Net realized gains (losses) on sale of investments	(197,283)	(18,165)	(46,367)
Realized gain distributions	—	—	—

Net realized gains (losses)	(197,283)	(18,165)	(46,367)

Net change in unrealized appreciation (depreciation)	(1,211,094)	(146,004)	(238,301)

Net realized and change in unrealized gains (losses)	(1,408,377)	(164,169)	(284,668)

Net increase (decrease) in net assets from operations	$(1,404,530)	$(125,066)	$(228,694)

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE NY VARIABLE ACCOUNT C - REGATTA

(A Separate Account of Delaware Life Insurance Company of New York)

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2022

	M97	MD5	M98
	Sub-Account	Sub-Account	Sub-Account
Income:
Dividend income	$1,676	$2,063	$8,401

Expenses:
Mortality and expense risk charges	(3,457)	(7,232)	(13,255)
Distribution and administrative expense charges	(415)	(2,193)	(1,595)

Net investment income (loss)	(2,196)	(7,362)	(6,449)

Net realized and change in unrealized gains (losses):
Net realized gains (losses) on sale of investments	2,864	6,726	35,236
Realized gain distributions	15,901	30,855	46,717

Net realized gains (losses)	18,765	37,581	81,953

Net change in unrealized appreciation (depreciation)	(70,599)	(145,900)	(419,599)

Net realized and change in unrealized gains (losses)	(51,834)	(108,319)	(337,646)

Net increase (decrease) in net assets from operations	$(54,030)	$(115,681)	$(344,095)

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE NY VARIABLE ACCOUNT C - REGATTA

(A Separate Account of Delaware Life Insurance Company of New York)

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2022

	M93	MD6	MB3
	Sub-Account	Sub-Account	Sub-Account
Income:
Dividend income	$15,594	$9,943	$—

Expenses:
Mortality and expense risk charges	(41,329)	(117,696)	(10,028)
Distribution and administrative expense charges	(10,487)	(14,162)	(2,514)

Net investment income (loss)	(36,222)	(121,915)	(12,542)

Net realized and change in unrealized gains (losses):
Net realized gains (losses) on sale of investments	94,971	304,672	2,392
Realized gain distributions	137,331	1,287,685	114,671

Net realized gains (losses)	232,302	1,592,357	117,063

Net change in unrealized appreciation (depreciation)	(1,145,916)	(3,797,516)	(311,143)

Net realized and change in unrealized gains (losses)	(913,614)	(2,205,159)	(194,080)

Net increase (decrease) in net assets from operations	$(949,836)	$(2,327,074)	$(206,622)

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE NY VARIABLE ACCOUNT C - REGATTA

(A Separate Account of Delaware Life Insurance Company of New York)

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2022

	MD9	ME2	ME3
	Sub-Account	Sub-Account	Sub-Account
Income:
Dividend income	$71,893	$5,353	$28,084

Expenses:
Mortality and expense risk charges	(77,165)	(3,611)	(22,793)
Distribution and administrative expense charges	(23,498)	(434)	(5,923)

Net investment income (loss)	(28,770)	1,308	(632)

Net realized and change in unrealized gains (losses):
Net realized gains (losses) on sale of investments	—	173	23,807
Realized gain distributions	—	6,498	39,315

Net realized gains (losses)	—	6,671	63,122

Net change in unrealized appreciation (depreciation)	—	(73,918)	(451,743)

Net realized and change in unrealized gains (losses)	—	(67,247)	(388,621)

Net increase (decrease) in net assets from operations	$(28,770)	$(65,939)	$(389,253)

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE NY VARIABLE ACCOUNT C - REGATTA

(A Separate Account of Delaware Life Insurance Company of New York)

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2022

	MA5	MA7	MF3
	Sub-Account	Sub-Account	Sub-Account
Income:
Dividend income	$38,099	$1,111	$11,179

Expenses:
Mortality and expense risk charges	(13,490)	(506)	(29,231)
Distribution and administrative expense charges	(1,623)	(115)	(7,768)

Net investment income (loss)	22,986	490	(25,820)

Net realized and change in unrealized gains (losses):
Net realized gains (losses) on sale of investments	(24,674)	(813)	(39,346)
Realized gain distributions	10,695	361	524,670

Net realized gains (losses)	(13,979)	(452)	485,324

Net change in unrealized appreciation (depreciation)	(192,372)	(6,795)	(978,411)

Net realized and change in unrealized gains (losses)	(206,351)	(7,247)	(493,087)

Net increase (decrease) in net assets from operations	$(183,365)	$(6,757)	$(518,907)

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE NY VARIABLE ACCOUNT C - REGATTA

(A Separate Account of Delaware Life Insurance Company of New York)

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2022

	MF5	MF6	MF7
	Sub-Account	Sub-Account	Sub-Account
Income:
Dividend income	$399,476	$842	$28,549

Expenses:
Mortality and expense risk charges	(252,800)	(704)	(33,417)
Distribution and administrative expense charges	(85,465)	(156)	(8,888)

Net investment income (loss)	61,211	(18)	(13,756)

Net realized and change in unrealized gains (losses):
Net realized gains (losses) on sale of investments	(448,235)	294	40,285
Realized gain distributions	1,537,068	3,676	153,392

Net realized gains (losses)	1,088,833	3,970	193,677

Net change in unrealized appreciation (depreciation)	(5,209,893)	(21,550)	(1,069,654)

Net realized and change in unrealized gains (losses)	(4,121,060)	(17,580)	(875,977)

Net increase (decrease) in net assets from operations	$(4,059,849)	$(17,598)	$(889,733)

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE NY VARIABLE ACCOUNT C - REGATTA

(A Separate Account of Delaware Life Insurance Company of New York)

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2022

	MF9	MG1	MF2
	Sub-Account	Sub-Account	Sub-Account
Income:
Dividend income	$266,723	$263,735	$182,228

Expenses:
Mortality and expense risk charges	(272,164)	(81,417)	(128,641)
Distribution and administrative expense charges	(80,326)	(29,347)	(32,069)

Net investment income (loss)	(85,767)	152,971	21,518

Net realized and change in unrealized gains (losses):
Net realized gains (losses) on sale of investments	(205,193)	(65,566)	(93,429)
Realized gain distributions	2,289,009	393,038	38,719

Net realized gains (losses)	2,083,816	327,472	(54,710)

Net change in unrealized appreciation (depreciation)	(6,943,255)	(2,232,237)	(576,912)

Net realized and change in unrealized gains (losses)	(4,859,439)	(1,904,765)	(631,622)

Net increase (decrease) in net assets from operations	$(4,945,206)	$(1,751,794)	$(610,104)

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE NY VARIABLE ACCOUNT C - REGATTA

(A Separate Account of Delaware Life Insurance Company of New York)

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2022

	MG2	MG3	MG4
	Sub-Account	Sub-Account	Sub-Account
Income:
Dividend income	$79,692	$13,920	$11,249

Expenses:
Mortality and expense risk charges	(64,854)	(19,215)	(17,478)
Distribution and administrative expense charges	(21,814)	(4,793)	(5,823)

Net investment income (loss)	(6,976)	(10,088)	(12,052)

Net realized and change in unrealized gains (losses):
Net realized gains (losses) on sale of investments	(55,438)	42,872	47,350
Realized gain distributions	20,002	116,042	118,238

Net realized gains (losses)	(35,436)	158,914	165,588

Net change in unrealized appreciation (depreciation)	(289,015)	(312,815)	(317,613)

Net realized and change in unrealized gains (losses)	(324,451)	(153,901)	(152,025)

Net increase (decrease) in net assets from operations	$(331,427)	$(163,989)	$(164,077)

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE NY VARIABLE ACCOUNT C - REGATTA

(A Separate Account of Delaware Life Insurance Company of New York)

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2022

	MG6	MG7	V44
	Sub-Account	Sub-Account	Sub-Account
Income:
Dividend income	$1,473,041	$2,517	$—

Expenses:
Mortality and expense risk charges	(1,065,598)	(7,206)	(8,819)
Distribution and administrative expense charges	(387,128)	(2,228)	(2,978)

Net investment income (loss)	20,315	(6,917)	(11,797)

Net realized and change in unrealized gains (losses):
Net realized gains (losses) on sale of investments	(855,987)	(23,503)	(434,305)
Realized gain distributions	9,314,956	132,843	432,686

Net realized gains (losses)	8,458,969	109,340	(1,619)

Net change in unrealized appreciation (depreciation)	(27,084,357)	(197,015)	(585,163)

Net realized and change in unrealized gains (losses)	(18,625,388)	(87,675)	(586,782)

Net increase (decrease) in net assets from operations	$(18,605,073)	$(94,592)	$(598,579)

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE NY VARIABLE ACCOUNT C - REGATTA

(A Separate Account of Delaware Life Insurance Company of New York)

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2022

	V43	O19	O23
	Sub-Account	Sub-Account	Sub-Account
Income:
Dividend income	$—	$—	$3,917

Expenses:
Mortality and expense risk charges	(3,390)	(17,513)	(6,370)
Distribution and administrative expense charges	(1,187)	(4,452)	(1,620)

Net investment income (loss)	(4,577)	(21,965)	(4,073)

Net realized and change in unrealized gains (losses):
Net realized gains (losses) on sale of investments	(149,293)	14,581	14,419
Realized gain distributions	151,483	449,916	25,876

Net realized gains (losses)	2,190	464,497	40,295

Net change in unrealized appreciation (depreciation)	(273,054)	(958,032)	(139,566)

Net realized and change in unrealized gains (losses)	(270,864)	(493,535)	(99,271)

Net increase (decrease) in net assets from operations	$(275,441)	$(515,500)	$(103,344)

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE NY VARIABLE ACCOUNT C - REGATTA

(A Separate Account of Delaware Life Insurance Company of New York)

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2022

	O20	O21	O04
	Sub-Account	Sub-Account	Sub-Account
Income:
Dividend income	$—	$86,849	$145

Expenses:
Mortality and expense risk charges	(23,645)	(107,060)	(1,061)
Distribution and administrative expense charges	(6,158)	(26,767)	(254)

Net investment income (loss)	(29,803)	(46,978)	(1,170)

Net realized and change in unrealized gains (losses):
Net realized gains (losses) on sale of investments	(3,349)	(11,599)	11,306
Realized gain distributions	330,432	3,018,277	6,773

Net realized gains (losses)	327,083	3,006,678	18,079

Net change in unrealized appreciation (depreciation)	(1,056,424)	(5,032,071)	(36,240)

Net realized and change in unrealized gains (losses)	(729,341)	(2,025,393)	(18,161)

Net increase (decrease) in net assets from operations	$(759,144)	$(2,072,371)	$(19,331)

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE NY VARIABLE ACCOUNT C - REGATTA

(A Separate Account of Delaware Life Insurance Company of New York)

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2022

	P08	PC0	P70
	Sub-Account	Sub-Account	Sub-Account
Income:
Dividend income	$60,988	$132,906	$4,311

Expenses:
Mortality and expense risk charges	(9,954)	(21,758)	(239)
Distribution and administrative expense charges	(2,628)	(7,821)	(68)

Net investment income (loss)	48,406	103,327	4,004

Net realized and change in unrealized gains (losses):
Net realized gains (losses) on sale of investments	(14,219)	(20,440)	2,279
Realized gain distributions	60,215	141,475	—

Net realized gains (losses)	45,996	121,035	2,279

Net change in unrealized appreciation (depreciation)	(220,809)	(486,736)	(3,876)

Net realized and change in unrealized gains (losses)	(174,813)	(365,701)	(1,597)

Net increase (decrease) in net assets from operations	$(126,407)	$(262,374)	$2,407

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE NY VARIABLE ACCOUNT C - REGATTA

(A Separate Account of Delaware Life Insurance Company of New York)

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2022

	P10	PK8	P20
	Sub-Account	Sub-Account	Sub-Account
Income:
Dividend income	$353,954	$27,443	$46

Expenses:
Mortality and expense risk charges	(19,803)	(7,643)	(14)
Distribution and administrative expense charges	(5,992)	(2,060)	(4)

Net investment income (loss)	328,159	17,740	28

Net realized and change in unrealized gains (losses):
Net realized gains (losses) on sale of investments	216,096	(25,654)	(953)
Realized gain distributions	—	—	—

Net realized gains (losses)	216,096	(25,654)	(953)

Net change in unrealized appreciation (depreciation)	(321,801)	(111,028)	329

Net realized and change in unrealized gains (losses)	(105,705)	(136,682)	(624)

Net increase (decrease) in net assets from operations	$222,454	$(118,942)	$(596)

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE NY VARIABLE ACCOUNT C - REGATTA

(A Separate Account of Delaware Life Insurance Company of New York)

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2022

	PD6	PH2	P06
	Sub-Account	Sub-Account	Sub-Account
Income:
Dividend income	$635,722	$577	$99,873

Expenses:
Mortality and expense risk charges	(414,436)	(535)	(19,312)
Distribution and administrative expense charges	(155,984)	(217)	(4,698)

Net investment income (loss)	65,302	(175)	75,863

Net realized and change in unrealized gains (losses):
Net realized gains (losses) on sale of investments	(825,946)	(1,000)	4,204
Realized gain distributions	6,011,238	11,466	—

Net realized gains (losses)	5,185,292	10,466	4,204

Net change in unrealized appreciation (depreciation)	(13,201,811)	(22,047)	(289,609)

Net realized and change in unrealized gains (losses)	(8,016,519)	(11,581)	(285,405)

Net increase (decrease) in net assets from operations	$(7,951,217)	$(11,756)	$(209,542)

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE NY VARIABLE ACCOUNT C - REGATTA

(A Separate Account of Delaware Life Insurance Company of New York)

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2022

	P07	PI3	P72
	Sub-Account	Sub-Account	Sub-Account
Income:
Dividend income	$137,470	$8,994	$6,250

Expenses:
Mortality and expense risk charges	(71,812)	(8,374)	(5,584)
Distribution and administrative expense charges	(17,597)	(2,786)	(1,922)

Net investment income (loss)	48,061	(2,166)	(1,256)

Net realized and change in unrealized gains (losses):
Net realized gains (losses) on sale of investments	(125,165)	(21,398)	24,562
Realized gain distributions	—	—	36,209

Net realized gains (losses)	(125,165)	(21,398)	60,771

Net change in unrealized appreciation (depreciation)	(881,841)	14,783	(81,217)

Net realized and change in unrealized gains (losses)	(1,007,006)	(6,615)	(20,446)

Net increase (decrease) in net assets from operations	$(958,945)	$(8,781)	$(21,702)

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE NY VARIABLE ACCOUNT C - REGATTA

(A Separate Account of Delaware Life Insurance Company of New York)

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2022

W41
Sub-Account
Income:
Dividend income	$—

Expenses:
Mortality and expense risk charges	(38)
Distribution and administrative expense charges	(9)

Net investment income (loss)	(47)

Net realized and change in unrealized gains (losses):
Net realized gains (losses) on sale of investments	(553)
Realized gain distributions	1,189

Net realized gains (losses)	636

Net change in unrealized appreciation (depreciation)	(1,713)

Net realized and change in unrealized gains (losses)	(1,077)

Net increase (decrease) in net assets from operations	$(1,124)

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE NY VARIABLE ACCOUNT C - REGATTA

(A Separate Account of Delaware Life Insurance Company of New York)

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEARS ENDED DECEMBER 31, 2022 AND 2021

	AL1 Sub-Account		AO5 Sub-Account
	December 31,	December 31,	December 31,	December 31,
	2022	2021	2022	2021
Operations:
Net investment income (loss)	$16,670	$(24,579)	$58,483	$(9,502)
Net realized gains (losses)	90,157	37,527	2,130,764	290,591
Net change in unrealized appreciation (depreciation)	(439,331)	168,013	(3,753,960)	327,954

Increase (decrease) from operations	(332,504)	180,961	(1,564,713)	609,043

Contract Owner Transactions:
Accumulation Activity:
Purchase payments received	—	—	1,109	71,494
Transfers between Sub-Accounts (including the Fixed Account), net	29,225	50,525	177,089	(28,022)
Withdrawals, surrenders, annuitizations and contract charges	(232,542)	(147,905)	(746,376)	(1,084,882)

Net accumulation activity	(203,317)	(97,380)	(568,178)	(1,041,410)

Annuitization Activity:
Annuitizations	—	—	—	—
Annuity payments and contract charges	—	—	—	—
Adjustments to annuity reserves	—	—	—	—

Net annuitization activity	—	—	—	—

Increase (decrease) from contract owner transactions	(203,317)	(97,380)	(568,178)	(1,041,410)

Total increase (decrease) in net assets	(535,821)	83,581	(2,132,891)	(432,367)
Net assets at beginning of year	1,706,037	1,622,456	8,113,930	8,546,297

Net assets at end of year	$1,170,216	$1,706,037	$5,981,039	$8,113,930

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE NY VARIABLE ACCOUNT C - REGATTA

(A Separate Account of Delaware Life Insurance Company of New York)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2022 AND 2021

	AM2 Sub-Account		A98 Sub-Account
	December 31,	December 31,	December 31,	December 31,
	2022	2021	2022	2021
Operations:
Net investment income (loss)	$(3,498)	$(4,199)	$20,031	$(710)
Net realized gains (losses)	33,583	33,453	(9,804)	25,613
Net change in unrealized appreciation (depreciation)	(106,819)	(12,925)	(179,550)	72,678

Increase (decrease) from operations	(76,734)	16,329	(169,323)	97,581

Contract Owner Transactions:
Accumulation Activity:
Purchase payments received	—	—	5,093	10,574
Transfers between Sub-Accounts (including the Fixed Account), net	30,477	5,703	3,358	55,974
Withdrawals, surrenders, annuitizations and contract charges	(15,667)	(11,565)	(144,257)	(212,292)

Net accumulation activity	14,810	(5,862)	(135,806)	(145,744)

Annuitization Activity:
Annuitizations	—	—	—	—
Annuity payments and contract charges	—	—	—	—
Adjustments to annuity reserves	—	—	—	—

Net annuitization activity	—	—	—	—

Increase (decrease) from contract owner transactions	14,810	(5,862)	(135,806)	(145,744)

Total increase (decrease) in net assets	(61,924)	10,467	(305,129)	(48,163)
Net assets at beginning of year	260,614	250,147	1,096,426	1,144,589

Net assets at end of year	$198,690	$260,614	$791,297	$1,096,426

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE NY VARIABLE ACCOUNT C - REGATTA

(A Separate Account of Delaware Life Insurance Company of New York)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2022 AND 2021

	A74 Sub-Account		B18 Sub-Account
	December 31,	December 31,	December 31,	December 31,
	2022	2021	2022	2021
Operations:
Net investment income (loss)	$(5,230)	$(9,009)	$(383,787)	$(253,999)
Net realized gains (losses)	136,940	61,543	(251,279)	5,152,423
Net change in unrealized appreciation (depreciation)	(263,835)	212,163	(4,010,337)	(3,592,776)

Increase (decrease) from operations	(132,125)	264,697	(4,645,403)	1,305,648

Contract Owner Transactions:
Accumulation Activity:
Purchase payments received	100	116	77,662	97,055
Transfers between Sub-Accounts (including the Fixed Account), net	(10,143)	(167,504)	73,024	694,925
Withdrawals, surrenders, annuitizations and contract charges	(76,107)	(126,580)	(2,672,503)	(3,428,466)

Net accumulation activity	(86,150)	(293,968)	(2,521,817)	(2,636,486)

Annuitization Activity:
Annuitizations	—	—	33,848	—
Annuity payments and contract charges	—	—	(3,503)	(1,126)
Adjustments to annuity reserves	—	—	1,073	59

Net annuitization activity	—	—	31,418	(1,067)

Increase (decrease) from contract owner transactions	(86,150)	(293,968)	(2,490,399)	(2,637,553)

Total increase (decrease) in net assets	(218,275)	(29,271)	(7,135,802)	(1,331,905)
Net assets at beginning of year	821,153	850,424	27,264,156	28,596,061

Net assets at end of year	$602,878	$821,153	$20,128,354	$27,264,156

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE NY VARIABLE ACCOUNT C - REGATTA

(A Separate Account of Delaware Life Insurance Company of New York)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2022 AND 2021

	C60 Sub-Account		C90 Sub-Account
	December 31, 2022	December 31, 2021	December 31, 2022	December 31, 2021
Operations:
Net investment income (loss)	$(36,423)	$(46,805)	$(14,432)	$(17,559)
Net realized gains (losses)	217,927	514,243	51,040	75,215
Net change in unrealized appreciation (depreciation)	(1,059,053)	177,792	(328,754)	95,546

Increase (decrease) from operations	(877,549)	645,230	(292,146)	153,202

Contract Owner Transactions:
Accumulation Activity:
Purchase payments received	7,064	10,883	212	59
Transfers between Sub-Accounts (including the Fixed Account), net	419,167	(331,325)	110,002	(51,859)
Withdrawals, surrenders, annuitizations and contract charges	(266,929)	(416,008)	(53,373)	(48,668)

Net accumulation activity	159,302	(736,450)	56,841	(100,468)

Annuitization Activity:
Annuitizations	—	—	—	—
Annuity payments and contract charges	(280)	(269)	—	—
Adjustments to annuity reserves	39	(662)	—	—

Net annuitization activity	(241)	(931)	—	—

Increase (decrease) from contract owner transactions	159,061	(737,381)	56,841	(100,468)

Total increase (decrease) in net assets	(718,488)	(92,151)	(235,305)	52,734
Net assets at beginning of year	2,636,244	2,728,395	1,013,694	960,960

Net assets at end of year	$1,917,756	$2,636,244	$778,389	$1,013,694

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE NY VARIABLE ACCOUNT C - REGATTA

(A Separate Account of Delaware Life Insurance Company of New York)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2022 AND 2021

	C58 Sub-Account		FD7 Sub-Account
	December 31, 2022	December 31, 2021	December 31, 2022	December 31, 2021
Operations:
Net investment income (loss)	$(3,187)	$(2,121)	$(33,718)	$(59,066)
Net realized gains (losses)	(10,220)	14,416	414,891	742,257
Net change in unrealized appreciation (depreciation)	(65,453)	9,715	(1,528,175)	206,090

Increase (decrease) from operations	(78,860)	22,010	(1,147,002)	889,281

Contract Owner Transactions:
Accumulation Activity:
Purchase payments received	564	85	4,902	6,082
Transfers between Sub-Accounts (including the Fixed Account), net	(87,895)	125,506	(43,492)	(22,774)
Withdrawals, surrenders, annuitizations and contract charges	(15,478)	(16,202)	(364,198)	(620,846)

Net accumulation activity	(102,809)	109,389	(402,788)	(637,538)

Annuitization Activity:
Annuitizations	—	—	—	—
Annuity payments and contract charges	—	—	—	—
Adjustments to annuity reserves	—	—	—	—

Net annuitization activity	—	—	—	—

Increase (decrease) from contract owner transactions	(102,809)	109,389	(402,788)	(637,538)

Total increase (decrease) in net assets	(181,669)	131,399	(1,549,790)	251,743
Net assets at beginning of year	443,363	311,964	6,013,321	5,761,578

Net assets at end of year	$261,694	$443,363	$4,463,531	$6,013,321

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE NY VARIABLE ACCOUNT C - REGATTA

(A Separate Account of Delaware Life Insurance Company of New York)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2022 AND 2021

	F24 Sub-Account		F88 Sub-Account
	December 31, 2022	December 31, 2021	December 31, 2022	December 31, 2021
Operations:
Net investment income (loss)	$(177,386)	$(258,681)	$75	$(279)
Net realized gains (losses)	1,155,919	3,335,899	1,923	1,641
Net change in unrealized appreciation (depreciation)	(5,140,386)	414,039	(6,934)	(120)

Increase (decrease) from operations	(4,161,853)	3,491,257	(4,936)	1,242

Contract Owner Transactions:
Accumulation Activity:
Purchase payments received	115,499	138,068	—	—
Transfers between Sub-Accounts (including the Fixed Account), net	1,316,171	(1,485,665)	384	1,072
Withdrawals, surrenders, annuitizations and contract charges	(1,257,385)	(1,693,429)	(1,708)	(1,725)

Net accumulation activity	174,285	(3,041,026)	(1,324)	(653)

Annuitization Activity:
Annuitizations	—	—	—	—
Annuity payments and contract charges	(9,606)	(10,895)	—	—
Adjustments to annuity reserves	1,098	1,500	—	—

Net annuitization activity	(8,508)	(9,395)	—	—

Increase (decrease) from contract owner transactions	165,777	(3,050,421)	(1,324)	(653)

Total increase (decrease) in net assets	(3,996,076)	440,836	(6,260)	589
Net assets at beginning of year	15,192,718	14,751,882	32,798	32,209

Net assets at end of year	$11,196,642	$15,192,718	$26,538	$32,798

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE NY VARIABLE ACCOUNT C - REGATTA

(A Separate Account of Delaware Life Insurance Company of New York)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2022 AND 2021

	FB9 Sub-Account		F15 Sub-Account
	December 31, 2022	December 31, 2021	December 31, 2022	December 31, 2021
Operations:
Net investment income (loss)	$802	$(5,791)	$1,304	$(6,779)
Net realized gains (losses)	69,320	29,416	74,758	54,368
Net change in unrealized appreciation (depreciation)	(191,888)	14,005	(239,753)	17,068

Increase (decrease) from operations	(121,766)	37,630	(163,691)	64,657

Contract Owner Transactions:
Accumulation Activity:
Purchase payments received	—	—	680	—
Transfers between Sub-Accounts (including the Fixed Account), net	(5,319)	244,410	(1,777)	148,386
Withdrawals, surrenders, annuitizations and contract charges	(63,703)	(10,426)	(105,861)	(32,247)

Net accumulation activity	(69,022)	233,984	(106,958)	116,139

Annuitization Activity:
Annuitizations	—	—	—	—
Annuity payments and contract charges	—	—	—	—
Adjustments to annuity reserves	—	—	—	—

Net annuitization activity	—	—	—	—

Increase (decrease) from contract owner transactions	(69,022)	233,984	(106,958)	116,139

Total increase (decrease) in net assets	(190,788)	271,614	(270,649)	180,796
Net assets at beginning of year	765,242	493,628	950,740	769,944

Net assets at end of year	$574,454	$765,242	$680,091	$950,740

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE NY VARIABLE ACCOUNT C - REGATTA

(A Separate Account of Delaware Life Insurance Company of New York)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2022 AND 2021

	F41 Sub-Account		FE3 Sub-Account
	December 31, 2022	December 31, 2021	December 31, 2022	December 31, 2021
Operations:
Net investment income (loss)	$(55,250)	$(63,356)	$53,374	$(158,774)
Net realized gains (losses)	296,635	1,043,630	664,836	8,343
Net change in unrealized appreciation (depreciation)	(991,361)	34,973	(2,460,475)	667,794

Increase (decrease) from operations	(749,976)	1,015,247	(1,742,265)	517,363

Contract Owner Transactions:
Accumulation Activity:
Purchase payments received	5,604	14,547	71,059	137,382
Transfers between Sub-Accounts (including the Fixed Account), net	(31,029)	(463,585)	(876,680)	1,062,386
Withdrawals, surrenders, annuitizations and contract charges	(350,880)	(630,849)	(1,691,877)	(2,230,571)

Net accumulation activity	(376,305)	(1,079,887)	(2,497,498)	(1,030,803)

Annuitization Activity:
Annuitizations	—	—	—	—
Annuity payments and contract charges	(348)	(347)	(7,711)	(8,564)
Adjustments to annuity reserves	(276)	(782)	1,257	1,135

Net annuitization activity	(624)	(1,129)	(6,454)	(7,429)

Increase (decrease) from contract owner transactions	(376,929)	(1,081,016)	(2,503,952)	(1,038,232)

Total increase (decrease) in net assets	(1,126,905)	(65,769)	(4,246,217)	(520,869)
Net assets at beginning of year	4,742,524	4,808,293	18,874,771	19,395,640

Net assets at end of year	$3,615,619	$4,742,524	$14,628,554	$18,874,771

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE NY VARIABLE ACCOUNT C - REGATTA

(A Separate Account of Delaware Life Insurance Company of New York)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2022 AND 2021

	T21 Sub-Account		T20 Sub-Account
	December 31, 2022	December 31, 2021	December 31, 2022	December 31, 2021
Operations:
Net investment income (loss)	$8,557	$(8,964)	$61,878	$8,445
Net realized gains (losses)	79,193	116,032	(104,451)	(8,890)
Net change in unrealized appreciation (depreciation)	(349,763)	(182,080)	(430,893)	162,215

Increase (decrease) from operations	(262,013)	(75,012)	(473,466)	161,770

Contract Owner Transactions:
Accumulation Activity:
Purchase payments received	84,251	19,513	67,258	88,851
Transfers between Sub-Accounts (including the Fixed Account), net	71,710	158,956	(270,979)	350,627
Withdrawals, surrenders, annuitizations and contract charges	(78,601)	(154,749)	(485,328)	(974,107)

Net accumulation activity	77,360	23,720	(689,049)	(534,629)

Annuitization Activity:
Annuitizations	—	—	—	—
Annuity payments and contract charges	(101)	(135)	(269)	(878)
Adjustments to annuity reserves	(46)	(195)	29	(5)

Net annuitization activity	(147)	(330)	(240)	(883)

Increase (decrease) from contract owner transactions	77,213	23,390	(689,289)	(535,512)

Total increase (decrease) in net assets	(184,800)	(51,622)	(1,162,755)	(373,742)
Net assets at beginning of year	1,108,643	1,160,265	5,499,879	5,873,621

Net assets at end of year	$923,843	$1,108,643	$4,337,124	$5,499,879

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE NY VARIABLE ACCOUNT C - REGATTA

(A Separate Account of Delaware Life Insurance Company of New York)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2022 AND 2021

	FE6 Sub-Account		T59 Sub-Account
	December 31, 2022	December 31, 2021	December 31, 2022	December 31, 2021
Operations:
Net investment income (loss)	$516	$1,168	$(1,390)	$(1,752)
Net realized gains (losses)	46,252	(43,163)	(6,544)	(5,528)
Net change in unrealized appreciation (depreciation)	(245,504)	151,871	1,493	(187)

Increase (decrease) from operations	(198,736)	109,876	(6,441)	(7,467)

Contract Owner Transactions:
Accumulation Activity:
Purchase payments received	—	—	—	8,130
Transfers between Sub-Accounts (including the Fixed Account), net	1,214	(112,599)	(6,645)	1,524
Withdrawals, surrenders, annuitizations and contract charges	(110,670)	(93,206)	(9,373)	(15,869)

Net accumulation activity	(109,456)	(205,805)	(16,018)	(6,215)

Annuitization Activity:
Annuitizations	—	—	—	—
Annuity payments and contract charges	—	—	—	—
Adjustments to annuity reserves	—	—	—	—

Net annuitization activity	—	—	—	—

Increase (decrease) from contract owner transactions	(109,456)	(205,805)	(16,018)	(6,215)

Total increase (decrease) in net assets	(308,192)	(95,929)	(22,459)	(13,682)
Net assets at beginning of year	1,163,263	1,259,192	101,987	115,669

Net assets at end of year	$855,071	$1,163,263	$79,528	$101,987

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE NY VARIABLE ACCOUNT C - REGATTA

(A Separate Account of Delaware Life Insurance Company of New York)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2022 AND 2021

	F56 Sub-Account		F59 Sub-Account
	December 31, 2022	December 31, 2021	December 31, 2022	December 31, 2021
Operations:
Net investment income (loss)	$(10,222)	$(5,183)	$106,007	$113,597
Net realized gains (losses)	(6,276)	(9,869)	65,162	25,518
Net change in unrealized appreciation (depreciation)	(80,000)	44,761	(414,570)	385,949

Increase (decrease) from operations	(96,498)	29,709	(243,401)	525,064

Contract Owner Transactions:
Accumulation Activity:
Purchase payments received	170	3,959	283	43,144
Transfers between Sub-Accounts (including the Fixed Account), net	(18,246)	57,979	(249,165)	(149,738)
Withdrawals, surrenders, annuitizations and contract charges	(62,419)	(243,992)	(270,995)	(516,623)

Net accumulation activity	(80,495)	(182,054)	(519,877)	(623,217)

Annuitization Activity:
Annuitizations	—	—	—	—
Annuity payments and contract charges	—	(916)	(9,235)	(891)
Adjustments to annuity reserves	—	(2)	912	(1,285)

Net annuitization activity	—	(918)	(8,323)	(2,176)

Increase (decrease) from contract owner transactions	(80,495)	(182,972)	(528,200)	(625,393)

Total increase (decrease) in net assets	(176,993)	(153,263)	(771,601)	(100,329)
Net assets at beginning of year	791,023	944,286	3,695,904	3,796,233

Net assets at end of year	$614,030	$791,023	$2,924,303	$3,695,904

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE NY VARIABLE ACCOUNT C - REGATTA

(A Separate Account of Delaware Life Insurance Company of New York)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2022 AND 2021

	FF0 Sub-Account		F54 Sub-Account
	December 31,	December 31,	December 31,	December 31,
	2022	2021	2022	2021
Operations:
Net investment income (loss)	$1,596	$1,750	$7,577	$128,121
Net realized gains (losses)	1,502	288	720,825	(100,006)
Net change in unrealized appreciation (depreciation)	(7,520)	8,443	(1,629,976)	1,697,839

Increase (decrease) from operations	(4,422)	10,481	(901,574)	1,725,954

Contract Owner Transactions:
Accumulation Activity:
Purchase payments received	—	19,221	33,644	117,500
Transfers between Sub-Accounts (including the Fixed Account), net	(5,246)	(6,323)	(796,881)	(484,938)
Withdrawals, surrenders, annuitizations and contract charges	(9,140)	(39,744)	(1,022,574)	(1,324,824)

Net accumulation activity	(14,386)	(26,846)	(1,785,811)	(1,692,262)

Annuitization Activity:
Annuitizations	—	—	—	—
Annuity payments and contract charges	—	—	(6,584)	(8,362)
Adjustments to annuity reserves	—	—	1,077	952

Net annuitization activity	—	—	(5,507)	(7,410)

Increase (decrease) from contract owner transactions	(14,386)	(26,846)	(1,791,318)	(1,699,672)

Total increase (decrease) in net assets	(18,808)	(16,365)	(2,692,892)	26,282
Net assets at beginning of year	69,759	86,124	10,587,939	10,561,657

Net assets at end of year	$50,951	$69,759	$7,895,047	$10,587,939

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE NY VARIABLE ACCOUNT C - REGATTA

(A Separate Account of Delaware Life Insurance Company of New York)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2022 AND 2021

	FG8 Sub-Account		F53 Sub-Account
	December 31,	December 31,	December 31,	December 31,
	2022	2021	2022	2021
Operations:
Net investment income (loss)	$77	$327	$(9,955)	$(13,193)
Net realized gains (losses)	2,178	(18)	260,620	81,071
Net change in unrealized appreciation (depreciation)	(4,158)	3,448	(423,020)	307,792

Increase (decrease) from operations	(1,903)	3,757	(172,355)	375,670

Contract Owner Transactions:
Accumulation Activity:
Purchase payments received	—	—	274	10,767
Transfers between Sub-Accounts (including the Fixed Account), net	(2,039)	(2,447)	(163,598)	(41,274)
Withdrawals, surrenders, annuitizations and contract charges	(326)	(313)	(88,863)	(431,534)

Net accumulation activity	(2,365)	(2,760)	(252,187)	(462,041)

Annuitization Activity:
Annuitizations	—	—	—	—
Annuity payments and contract charges	—	—	(3,175)	—
Adjustments to annuity reserves	—	—	335	(512)

Net annuitization activity	—	—	(2,840)	(512)

Increase (decrease) from contract owner transactions	(2,365)	(2,760)	(255,027)	(462,553)

Total increase (decrease) in net assets	(4,268)	997	(427,382)	(86,883)
Net assets at beginning of year	23,353	22,356	1,595,412	1,682,295

Net assets at end of year	$19,085	$23,353	$1,168,030	$1,595,412

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE NY VARIABLE ACCOUNT C - REGATTA

(A Separate Account of Delaware Life Insurance Company of New York)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2022 AND 2021

	FJ9 Sub-Account		T28 Sub-Account
	December 31,	December 31,	December 31,	December 31,
	2022	2021	2022	2021
Operations:
Net investment income (loss)	$(416)	$(493)	$14,474	$10,093
Net realized gains (losses)	8,855	1,269	(17,610)	(12,569)
Net change in unrealized appreciation (depreciation)	(14,788)	11,798	(70,592)	5,245

Increase (decrease) from operations	(6,349)	12,574	(73,728)	2,769

Contract Owner Transactions:
Accumulation Activity:
Purchase payments received	—	—	100	122
Transfers between Sub-Accounts (including the Fixed Account), net	(2,363)	(6,124)	(3,139)	23,114
Withdrawals, surrenders, annuitizations and contract charges	(2,373)	(987)	(25,030)	(113,093)

Net accumulation activity	(4,736)	(7,111)	(28,069)	(89,857)

Annuitization Activity:
Annuitizations	—	—	—	—
Annuity payments and contract charges	—	—	—	—
Adjustments to annuity reserves	—	—	—	—

Net annuitization activity	—	—	—	—

Increase (decrease) from contract owner transactions	(4,736)	(7,111)	(28,069)	(89,857)

Total increase (decrease) in net assets	(11,085)	5,463	(101,797)	(87,088)
Net assets at beginning of year	59,289	53,826	608,576	695,664

Net assets at end of year	$48,204	$59,289	$506,779	$608,576

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE NY VARIABLE ACCOUNT C - REGATTA

(A Separate Account of Delaware Life Insurance Company of New York)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2022 AND 2021

	FJ0 Sub-Account		V35 Sub-Account
	December 31,	December 31,	December 31,	December 31,
	2022	2021	2022	2021
Operations:
Net investment income (loss)	$27	$18	$(2,308)	$(2,957)
Net realized gains (losses)	(33)	(17)	35,042	3,350
Net change in unrealized appreciation (depreciation)	(158)	1	(41,773)	42,091

Increase (decrease) from operations	(164)	2	(9,039)	42,484

Contract Owner Transactions:
Accumulation Activity:	—	—	—	—
Purchase payments received	—	—	—	—
Transfers between Sub-Accounts (including the Fixed Account), net	—	2	(15,408)	(5,405)
Withdrawals, surrenders, annuitizations and contract charges	(53)	(46)	(10,333)	(8,684)

Net accumulation activity	(53)	(44)	(25,741)	(14,089)

Annuitization Activity:
Annuitizations	—	—	—	—
Annuity payments and contract charges	—	—	—	—
Adjustments to annuity reserves	—	—	—	—

Net annuitization activity	—	—	—	—

Increase (decrease) from contract owner transactions	(53)	(44)	(25,741)	(14,089)

Total increase (decrease) in net assets	(217)	(42)	(34,780)	28,395
Net assets at beginning of year	1,315	1,357	199,168	170,773

Net assets at end of year	$1,098	$1,315	$164,388	$199,168

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE NY VARIABLE ACCOUNT C - REGATTA

(A Separate Account of Delaware Life Insurance Company of New York)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2022 AND 2021

	V13 Sub-Account		V11 Sub-Account
	December 31,	December 31,	December 31,	December 31,
	2022	2021	2022	2021
Operations:
Net investment income (loss)	$(6,976)	$(2,444)	$(3,307)	$2,833
Net realized gains (losses)	107,777	58,078	571,126	104,990
Net change in unrealized appreciation (depreciation)	(117,563)	448,860	(956,832)	552,175

Increase (decrease) from operations	(16,762)	504,494	(389,013)	659,998

Contract Owner Transactions:
Accumulation Activity:
Purchase payments received	10	54,426	70	100
Transfers between Sub-Accounts (including the Fixed Account), net	(130,648)	(257,001)	100,933	(147,262)
Withdrawals, surrenders, annuitizations and contract charges	(101,224)	(223,643)	(172,830)	(305,322)

Net accumulation activity	(231,862)	(426,218)	(71,827)	(452,484)

Annuitization Activity:
Annuitizations	—	—	—	—
Annuity payments and contract charges	—	—	—	—
Adjustments to annuity reserves	—	—	—	—

Net annuitization activity	—	—	—	—

Increase (decrease) from contract owner transactions	(231,862)	(426,218)	(71,827)	(452,484)

Total increase (decrease) in net assets	(248,624)	78,276	(460,840)	207,514
Net assets at beginning of year	1,824,554	1,746,278	4,352,670	4,145,156

Net assets at end of year	$1,575,930	$1,824,554	$3,891,830	$4,352,670

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE NY VARIABLE ACCOUNT C - REGATTA

(A Separate Account of Delaware Life Insurance Company of New York)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2022 AND 2021

	AC1 Sub-Account		J88 Sub-Account
	December 31,	December 31,	December 31,	December 31,
	2022	2021	2022	2021
Operations:
Net investment income (loss)	$(995)	$(1,961)	$2,409	$1,372
Net realized gains (losses)	18,172	16,950	(16,222)	36,297
Net change in unrealized appreciation (depreciation)	(60,566)	(7,796)	(263,684)	(106,339)

Increase (decrease) from operations	(43,389)	7,193	(277,497)	(68,670)

Contract Owner Transactions:
Accumulation Activity:
Purchase payments received	245	285	243	18,206
Transfers between Sub-Accounts (including the Fixed Account), net	(8,315)	6,711	(58,274)	178,638
Withdrawals, surrenders, annuitizations and contract charges	(2,043)	(2,062)	(186,477)	(187,300)

Net accumulation activity	(10,113)	4,934	(244,508)	9,544

Annuitization Activity:
Annuitizations	—	—	—	—
Annuity payments and contract charges	—	—	—	—
Adjustments to annuity reserves	—	—	—	—

Net annuitization activity	—	—	—	—

Increase (decrease) from contract owner transactions	(10,113)	4,934	(244,508)	9,544

Total increase (decrease) in net assets	(53,502)	12,127	(522,005)	(59,126)
Net assets at beginning of year	217,754	205,627	2,067,648	2,126,774

Net assets at end of year	$164,252	$217,754	$1,545,643	$2,067,648

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE NY VARIABLE ACCOUNT C - REGATTA

(A Separate Account of Delaware Life Insurance Company of New York)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2022 AND 2021

	J94 Sub-Account		L11 Sub-Account
	December 31,	December 31,	December 31,	December 31,
	2022	2021	2022	2021
Operations:
Net investment income (loss)	$(16,970)	$(17,690)	$29,430	$823
Net realized gains (losses)	196,548	132,204	19,462	80,628
Net change in unrealized appreciation (depreciation)	(435,817)	203,125	(433,846)	13,530

Increase (decrease) from operations	(256,239)	317,639	(384,954)	94,981

Contract Owner Transactions:
Accumulation Activity:
Purchase payments received	774	785	6,663	2,385
Transfers between Sub-Accounts (including the Fixed Account), net	(71,914)	(109,632)	8,693	85,060
Withdrawals, surrenders, annuitizations and contract charges	(123,431)	(117,083)	(299,191)	(226,895)

Net accumulation activity	(194,571)	(225,930)	(283,835)	(139,450)

Annuitization Activity:
Annuitizations	—	—	—	—
Annuity payments and contract charges	—	—	—	—
Adjustments to annuity reserves	—	—	—	—

Net annuitization activity	—	—	—	—

Increase (decrease) from contract owner transactions	(194,571)	(225,930)	(283,835)	(139,450)

Total increase (decrease) in net assets	(450,810)	91,709	(668,789)	(44,469)
Net assets at beginning of year	1,346,798	1,255,089	2,484,849	2,529,318

Net assets at end of year	$895,988	$1,346,798	$1,816,060	$2,484,849

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE NY VARIABLE ACCOUNT C - REGATTA

(A Separate Account of Delaware Life Insurance Company of New York)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2022 AND 2021

	L18 Sub-Account		L17 Sub-Account
	December 31, 2022	December 31, 2021	December 31, 2022	December 31, 2021
Operations:
Net investment income (loss)	$(20,209)	$(26,575)	$(14,555)	$(24,901)
Net realized gains (losses)	103,320	442,853	268,818	129,555
Net change in unrealized appreciation (depreciation)	(595,464)	(334,977)	(572,504)	481,117

Increase (decrease) from operations	(512,353)	81,301	(318,241)	585,771

Contract Owner Transactions:

Accumulation Activity:
Purchase payments received	10,362	12,663	—	17,178
Transfers between Sub-Accounts (including the Fixed Account), net	229,432	66,717	(119,068)	(254,215)
Withdrawals, surrenders, annuitizations and contract charges	(109,813)	(297,282)	(135,612)	(505,983)

Net accumulation activity	129,981	(217,902)	(254,680)	(743,020)

Annuitization Activity:
Annuitizations	—	—	—	—
Annuity payments and contract charges	—	—	—	(1,594)
Adjustments to annuity reserves	—	—	—	(3)

Net annuitization activity	—	—	—	(1,597)

Increase (decrease) from contract owner transactions	129,981	(217,902)	(254,680)	(744,617)

Total increase (decrease) in net assets	(382,372)	(136,601)	(572,921)	(158,846)

Net assets at beginning of year	1,493,218	1,629,819	2,502,428	2,661,274

Net assets at end of year	$1,110,846	$1,493,218	$1,929,507	$2,502,428

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE NY VARIABLE ACCOUNT C - REGATTA

(A Separate Account of Delaware Life Insurance Company of New York)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2022 AND 2021

	MD8 Sub-Account		M07 Sub-Account
	December 31, 2022	December 31, 2021	December 31, 2022	December 31, 2021
Operations:
Net investment income (loss)	$(1,967)	$(16,098)	$25,121	$34,394
Net realized gains (losses)	—	—	711,515	537,547
Net change in unrealized appreciation (depreciation)	—	—	(1,658,647)	414,138

Increase (decrease) from operations	(1,967)	(16,098)	(922,011)	986,079

Contract Owner Transactions:

Accumulation Activity:
Purchase payments received	125,396	693	396,287	11,093
Transfers between Sub-Accounts (including the Fixed Account), net	(12,708)	215,607	(6,447)	(74,841)
Withdrawals, surrenders, annuitizations and contract charges	(37,734)	(662,152)	(853,281)	(479,376)

Net accumulation activity	74,954	(445,852)	(463,441)	(543,124)

Annuitization Activity:
Annuitizations	—	—	—	12,390
Annuity payments and contract charges	(5,116)	(5,485)	(12,688)	(24,553)
Adjustments to annuity reserves	(670)	(790)	(2,421)	(33,874)

Net annuitization activity	(5,786)	(6,275)	(15,109)	(46,037)

Increase (decrease) from contract owner transactions	69,168	(452,127)	(478,550)	(589,161)

Total increase (decrease) in net assets	67,201	(468,225)	(1,400,561)	396,918

Net assets at beginning of year	1,068,872	1,537,097	8,472,460	8,075,542

Net assets at end of year	$1,136,073	$1,068,872	$7,071,899	$8,472,460

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE NY VARIABLE ACCOUNT C - REGATTA

(A Separate Account of Delaware Life Insurance Company of New York)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2022 AND 2021

	M35 Sub-Account		M31 Sub-Account
	December 31, 2022	December 31, 2021	December 31, 2022	December 31, 2021
Operations:
Net investment income (loss)	$(32,909)	$(8,505)	$(87,327)	$(113,070)
Net realized gains (losses)	1,892,755	1,557,012	832,158	2,026,122
Net change in unrealized appreciation (depreciation)	(4,307,531)	945,500	(3,428,058)	(318,889)

Increase (decrease) from operations	(2,447,685)	2,494,007	(2,683,227)	1,594,163

Contract Owner Transactions:

Accumulation Activity:
Purchase payments received	267,656	175,392	1,127	161,119
Transfers between Sub-Accounts (including the Fixed Account), net	37,151	(260,158)	10,034	(20,492)
Withdrawals, surrenders, annuitizations and contract charges	(1,769,035)	(2,116,091)	(150,426)	(1,333,991)

Net accumulation activity	(1,464,228)	(2,200,857)	(139,265)	(1,193,364)

Annuitization Activity:
Annuitizations	—	—	—	20,297
Annuity payments and contract charges	(19,052)	(114,961)	(8,792)	(25,186)
Adjustments to annuity reserves	1,452	4,301	(10,730)	7,192

Net annuitization activity	(17,600)	(110,660)	(19,522)	2,303

Increase (decrease) from contract owner transactions	(1,481,828)	(2,311,517)	(158,787)	(1,191,061)

Total increase (decrease) in net assets	(3,929,513)	182,490	(2,842,014)	403,102

Net assets at beginning of year	22,074,051	21,891,561	8,297,513	7,894,411

Net assets at end of year	$18,144,538	$22,074,051	$5,455,499	$8,297,513

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE NY VARIABLE ACCOUNT C - REGATTA

(A Separate Account of Delaware Life Insurance Company of New York)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2022 AND 2021

	M80 Sub-Account		M41 Sub-Account
	December 31, 2022	December 31, 2021	December 31, 2022	December 31, 2021
Operations:
Net investment income (loss)	$(14,214)	$(18,566)	$(16,463)	$(23,735)
Net realized gains (losses)	127,601	205,867	134,139	352,480
Net change in unrealized appreciation (depreciation)	(454,772)	11,482	(507,126)	(172,566)

Increase (decrease) from operations	(341,385)	198,783	(389,450)	156,179

Contract Owner Transactions:

Accumulation Activity:
Purchase payments received	480	459	2,689	12,466
Transfers between Sub-Accounts (including the Fixed Account), net	72,163	(41,698)	118,796	48,020
Withdrawals, surrenders, annuitizations and contract charges	(141,323)	(49,757)	(219,593)	(126,635)

Net accumulation activity	(68,680)	(90,996)	(98,108)	(66,149)

Annuitization Activity:
Annuitizations	—	—	—	—
Annuity payments and contract charges	—	—	—	—
Adjustments to annuity reserves	—	—	—	—

Net annuitization activity	—	—	—	—

Increase (decrease) from contract owner transactions	(68,680)	(90,996)	(98,108)	(66,149)

Total increase (decrease) in net assets	(410,065)	107,787	(487,558)	90,030

Net assets at beginning of year	1,088,772	980,985	1,363,922	1,273,892

Net assets at end of year	$678,707	$1,088,772	$876,364	$1,363,922

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE NY VARIABLE ACCOUNT C - REGATTA

(A Separate Account of Delaware Life Insurance Company of New York)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2022 AND 2021

	M05 Sub-Account		M42 Sub-Account
	December 31, 2022	December 31, 2021	December 31, 2022	December 31, 2021
Operations:
Net investment income (loss)	$(7,868)	$(11,725)	$(26,112)	$(33,701)
Net realized gains (losses)	160,307	167,515	450,014	482,488
Net change in unrealized appreciation (depreciation)	(388,209)	(150,368)	(1,043,184)	(430,930)

Increase (decrease) from operations	(235,770)	5,422	(619,282)	17,857

Contract Owner Transactions:

Accumulation Activity:
Purchase payments received	16,672	28,324	19,199	38,839
Transfers between Sub-Accounts (including the Fixed Account), net	4,451	831	289,713	119,461
Withdrawals, surrenders, annuitizations and contract charges	(30,636)	(30,253)	(172,255)	(349,699)

Net accumulation activity	(9,513)	(1,098)	136,657	(191,399)

Annuitization Activity:
Annuitizations	—	—	—	—
Annuity payments and contract charges	(36,791)	(52,785)	(71)	(117)
Adjustments to annuity reserves	(7,396)	2,393	—	11

Net annuitization activity	(44,187)	(50,392)	(71)	(106)

Increase (decrease) from contract owner transactions	(53,700)	(51,490)	136,586	(191,505)

Total increase (decrease) in net assets	(289,470)	(46,068)	(482,696)	(173,648)

Net assets at beginning of year	795,379	841,447	1,950,082	2,123,730

Net assets at end of year	$505,909	$795,379	$1,467,386	$1,950,082

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE NY VARIABLE ACCOUNT C - REGATTA

(A Separate Account of Delaware Life Insurance Company of New York)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2022 AND 2021

	M89 Sub-Account		M82 Sub-Account
	December 31, 2022	December 31, 2021	December 31, 2022	December 31, 2021
Operations:
Net investment income (loss)	$182,187	$239,997	$(131,408)	$(150,748)
Net realized gains (losses)	(299,953)	128,394	1,419,765	1,386,867
Net change in unrealized appreciation (depreciation)	(4,354,085)	(1,213,887)	(3,214,741)	971,212

Increase (decrease) from operations	(4,471,851)	(845,496)	(1,926,384)	2,207,331

Contract Owner Transactions:

Accumulation Activity:
Purchase payments received	91,215	207,496	54,202	106,621
Transfers between Sub-Accounts (including the Fixed Account), net	(648,591)	2,122,218	199,093	(912,009)
Withdrawals, surrenders, annuitizations and contract charges	(3,327,682)	(3,400,555)	(1,185,570)	(1,582,529)

Net accumulation activity	(3,885,058)	(1,070,841)	(932,275)	(2,387,917)

Annuitization Activity:
Annuitizations	—	14,653	—	—
Annuity payments and contract charges	(1,924)	(1,521)	(10,706)	(11,449)
Adjustments to annuity reserves	136	(81)	1,502	1,659

Net annuitization activity	(1,788)	13,051	(9,204)	(9,790)

Increase (decrease) from contract owner transactions	(3,886,846)	(1,057,790)	(941,479)	(2,397,707)

Total increase (decrease) in net assets	(8,358,697)	(1,903,286)	(2,867,863)	(190,376)

Net assets at beginning of year	29,955,969	31,859,255	10,691,516	10,881,892

Net assets at end of year	$21,597,272	$29,955,969	$7,823,653	$10,691,516

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE NY VARIABLE ACCOUNT C - REGATTA

(A Separate Account of Delaware Life Insurance Company of New York)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2022 AND 2021

	M44 Sub-Account		M40 Sub-Account
	December 31, 2022	December 31, 2021	December 31, 2022	December 31, 2021
Operations:
Net investment income (loss)	$32,838	$12,174	$10,598	$(5,033)
Net realized gains (losses)	146,147	133,418	220,129	198,816
Net change in unrealized appreciation (depreciation)	(202,539)	245,579	(256,139)	90,143

Increase (decrease) from operations	(23,554)	391,171	(25,412)	283,926

Contract Owner Transactions:

Accumulation Activity:
Purchase payments received	184,595	34,312	311	369
Transfers between Sub-Accounts (including the Fixed Account), net	60,115	(16,737)	(150,785)	(126,226)
Withdrawals, surrenders, annuitizations and contract charges	(312,472)	(353,175)	(193,236)	(403,336)

Net accumulation activity	(67,762)	(335,600)	(343,710)	(529,193)

Annuitization Activity:
Annuitizations	—	1,253	—	—
Annuity payments and contract charges	(668)	(19,180)	—	—
Adjustments to annuity reserves	(5,564)	(52,143)	—	—

Net annuitization activity	(6,232)	(70,070)	—	—

Increase (decrease) from contract owner transactions	(73,994)	(405,670)	(343,710)	(529,193)

Total increase (decrease) in net assets	(97,548)	(14,499)	(369,122)	(245,267)

Net assets at beginning of year	3,368,148	3,382,647	2,440,136	2,685,403

Net assets at end of year	$3,270,600	$3,368,148	$2,071,014	$2,440,136

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE NY VARIABLE ACCOUNT C - REGATTA

(A Separate Account of Delaware Life Insurance Company of New York)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2022 AND 2021

	M83 Sub-Account		M08 Sub-Account
	December 31, 2022	December 31, 2021	December 31, 2022	December 31, 2021
Operations:
Net investment income (loss)	$(15,623)	$(25,336)	$(32,166)	$(38,513)
Net realized gains (losses)	565,234	490,802	465,713	351,584
Net change in unrealized appreciation (depreciation)	(1,199,124)	1,348,519	(968,648)	1,097,310

Increase (decrease) from operations	(649,513)	1,813,985	(535,101)	1,410,381

Contract Owner Transactions:

Accumulation Activity:
Purchase payments received	44,472	87,872	21,732	47,427
Transfers between Sub-Accounts (including the Fixed Account), net	(482,675)	(643,708)	(502,392)	(570,014)
Withdrawals, surrenders, annuitizations and contract charges	(588,445)	(1,259,500)	(605,759)	(948,673)

Net accumulation activity	(1,026,648)	(1,815,336)	(1,086,419)	(1,471,260)

Annuitization Activity:
Annuitizations	—	—	—	—
Annuity payments and contract charges	(36,040)	(39,756)	(6,675)	(212)
Adjustments to annuity reserves	(6,409)	2,034	705	(1,009)

Net annuitization activity	(42,449)	(37,722)	(5,970)	(1,221)

Increase (decrease) from contract owner transactions	(1,069,097)	(1,853,058)	(1,092,389)	(1,472,481)

Total increase (decrease) in net assets	(1,718,610)	(39,073)	(1,627,490)	(62,100)

Net assets at beginning of year	8,478,596	8,517,669	6,729,819	6,791,919

Net assets at end of year	$6,759,986	$8,478,596	$5,102,329	$6,729,819

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE NY VARIABLE ACCOUNT C - REGATTA

(A Separate Account of Delaware Life Insurance Company of New York)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2022 AND 2021

	MB6 Sub-Account		MB7 Sub-Account
	December 31, 2022	December 31, 2021	December 31, 2022	December 31, 2021
Operations:
Net investment income (loss)	$(25,018)	$(28,270)	$(23,021)	$(26,614)
Net realized gains (losses)	1,806,090	984,345	558,253	532,624
Net change in unrealized appreciation (depreciation)	(3,590,929)	1,431,127	(1,120,493)	330,999

Increase (decrease) from operations	(1,809,857)	2,387,202	(585,261)	837,009

Contract Owner Transactions:

Accumulation Activity:
Purchase payments received	110,393	1,973	43,325	46,884
Transfers between Sub-Accounts (including the Fixed Account), net	(4,210)	(60,507)	35,848	(469,951)
Withdrawals, surrenders, annuitizations and contract charges	(449,537)	(440,894)	(281,888)	(513,469)

Net accumulation activity	(343,354)	(499,428)	(202,715)	(936,536)

Annuitization Activity:
Annuitizations	—	73,937	—	—
Annuity payments and contract charges	(44,408)	(47,803)	(165)	(196)
Adjustments to annuity reserves	(38,052)	12,969	12	30

Net annuitization activity	(82,460)	39,103	(153)	(166)

Increase (decrease) from contract owner transactions	(425,814)	(460,325)	(202,868)	(936,702)

Total increase (decrease) in net assets	(2,235,671)	1,926,877	(788,129)	(99,693)

Net assets at beginning of year	10,923,209	8,996,332	3,381,978	3,481,671

Net assets at end of year	$8,687,538	$10,923,209	$2,593,849	$3,381,978

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE NY VARIABLE ACCOUNT C - REGATTA

(A Separate Account of Delaware Life Insurance Company of New York)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2022 AND 2021

	MC0 Sub-Account		MA0 Sub-Account
	December 31, 2022	December 31, 2021	December 31, 2022	December 31, 2021
Operations:
Net investment income (loss)	$14,639	$14,238	$134,440	$118,855
Net realized gains (losses)	33,002	20,502	287,084	300,257
Net change in unrealized appreciation (depreciation)	(194,397)	(61,023)	(2,429,624)	(786,176)

Increase (decrease) from operations	(146,756)	(26,283)	(2,008,100)	(367,064)

Contract Owner Transactions:

Accumulation Activity:
Purchase payments received	—	—	5,249	19,715
Transfers between Sub-Accounts (including the Fixed Account), net	830	6,966	81,577	846,806
Withdrawals, surrenders, annuitizations and contract charges	(11,636)	(82,511)	(866,542)	(1,183,291)

Net accumulation activity	(10,806)	(75,545)	(779,716)	(316,770)

Annuitization Activity:
Annuitizations	—	—	—	—
Annuity payments and contract charges	(8,577)	(8,779)	(799)	(983)
Adjustments to annuity reserves	(3,496)	(14,260)	66	59

Net annuitization activity	(12,073)	(23,039)	(733)	(924)

Increase (decrease) from contract owner transactions	(22,879)	(98,584)	(780,449)	(317,694)

Total increase (decrease) in net assets	(169,635)	(124,867)	(2,788,549)	(684,758)

Net assets at beginning of year	828,303	953,170	11,293,644	11,978,402

Net assets at end of year	$658,668	$828,303	$8,505,095	$11,293,644

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE NY VARIABLE ACCOUNT C - REGATTA

(A Separate Account of Delaware Life Insurance Company of New York)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2022 AND 2021

	MC2 Sub-Account		MC1 Sub-Account
	December 31, 2022	December 31, 2021	December 31, 2022	December 31, 2021
Operations:
Net investment income (loss)	$(16,226)	$(17,253)	$(29,450)	$(31,473)
Net realized gains (losses)	192,174	263,007	226,260	260,122
Net change in unrealized appreciation (depreciation)	(499,956)	135,280	(581,583)	193,941

Increase (decrease) from operations	(324,008)	381,034	(384,773)	422,590

Contract Owner Transactions:

Accumulation Activity:
Purchase payments received	—	70,197	1,125	41,360
Transfers between Sub-Accounts (including the Fixed Account), net	513	(12,657)	(4,469)	(172,761)
Withdrawals, surrenders, annuitizations and contract charges	(90,346)	(375,567)	(131,475)	(178,484)

Net accumulation activity	(89,833)	(318,027)	(134,819)	(309,885)

Annuitization Activity:
Annuitizations	—	—	—	—
Annuity payments and contract charges	(2,143)	(10,137)	—	—
Adjustments to annuity reserves	(14)	881	—	—

Net annuitization activity	(2,157)	(9,256)	—	—

Increase (decrease) from contract owner transactions	(91,990)	(327,283)	(134,819)	(309,885)

Total increase (decrease) in net assets	(415,998)	53,751	(519,592)	112,705

Net assets at beginning of year	1,791,176	1,737,425	2,085,347	1,972,642

Net assets at end of year	$1,375,178	$1,791,176	$1,565,755	$2,085,347

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE NY VARIABLE ACCOUNT C - REGATTA

(A Separate Account of Delaware Life Insurance Company of New York)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2022 AND 2021

	MC3 Sub-Account		MA1 Sub-Account
	December 31, 2022	December 31, 2021	December 31, 2022	December 31, 2021
Operations:
Net investment income (loss)	$4,789	$(2,275)	$24,858	$(21,272)
Net realized gains (losses)	10,500	4,400	39,497	39,756
Net change in unrealized appreciation (depreciation)	(58,249)	(21,851)	(365,260)	(141,945)

Increase (decrease) from operations	(42,960)	(19,726)	(300,905)	(123,461)

Contract Owner Transactions:

Accumulation Activity:
Purchase payments received	—	—	5,422	16,113
Transfers between Sub-Accounts (including the Fixed Account), net	1,283	2,830	6,525	160,041
Withdrawals, surrenders, annuitizations and contract charges	(642)	(33,880)	(89,937)	(147,745)

Net accumulation activity	641	(31,050)	(77,990)	28,409

Annuitization Activity:
Annuitizations	—	—	—	—
Annuity payments and contract charges	(1,821)	(2,420)	—	—
Adjustments to annuity reserves	(240)	142	—	—

Net annuitization activity	(2,061)	(2,278)	—	—

Increase (decrease) from contract owner transactions	(1,420)	(33,328)	(77,990)	28,409

Total increase (decrease) in net assets	(44,380)	(53,054)	(378,895)	(95,052)

Net assets at beginning of year	208,743	261,797	1,409,657	1,504,709

Net assets at end of year	$164,363	$208,743	$1,030,762	$1,409,657

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE NY VARIABLE ACCOUNT C - REGATTA

(A Separate Account of Delaware Life Insurance Company of New York)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2022 AND 2021

	MC4 Sub-Account		MC5 Sub-Account
	December 31, 2022	December 31, 2021	December 31, 2022	December 31, 2021
Operations:
Net investment income (loss)	$162	$1,617	$(7)	$10
Net realized gains (losses)	(546)	(1,290)	(4)	2
Net change in unrealized appreciation (depreciation)	(26,891)	(17,815)	(346)	(205)

Increase (decrease) from operations	(27,275)	(17,488)	(357)	(193)

Contract Owner Transactions:

Accumulation Activity:
Purchase payments received	—	—	—	—
Transfers between Sub-Accounts (including the Fixed Account), net	—	(15,470)	—	—
Withdrawals, surrenders, annuitizations and contract charges	(1,043)	(32,732)	—	(1)

Net accumulation activity	(1,043)	(48,202)	—	(1)

Annuitization Activity:
Annuitizations	—	—	—	—
Annuity payments and contract charges	(253)	(546)	—	—
Adjustments to annuity reserves	(747)	172	—	—

Net annuitization activity	(1,000)	(374)	—	—

Increase (decrease) from contract owner transactions	(2,043)	(48,576)	—	(1)

Total increase (decrease) in net assets	(29,318)	(66,064)	(357)	(194)

Net assets at beginning of year	149,694	215,758	1,905	2,099

Net assets at end of year	$120,376	$149,694	$1,548	$1,905

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE NY VARIABLE ACCOUNT C - REGATTA

(A Separate Account of Delaware Life Insurance Company of New York)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2022 AND 2021

	MC6 Sub-Account		MC7 Sub-Account
	December 31, 2022	December 31, 2021	December 31, 2022	December 31, 2021
Operations:
Net investment income (loss)	$(20,560)	$(27,172)	$(40)	$(45)
Net realized gains (losses)	290,265	366,604	279	3,867
Net change in unrealized appreciation (depreciation)	(686,827)	(16,967)	(806)	(3,531)

Increase (decrease) from operations	(417,122)	322,465	(567)	291

Contract Owner Transactions:

Accumulation Activity:
Purchase payments received	—	52,399	—	—
Transfers between Sub-Accounts (including the Fixed Account), net	6,815	377	—	1
Withdrawals, surrenders, annuitizations and contract charges	(141,695)	(167,680)	(1)	(9,363)

Net accumulation activity	(134,880)	(114,904)	(1)	(9,362)

Annuitization Activity:
Annuitizations	—	—	—	—
Annuity payments and contract charges	(5,049)	(10,958)	—	—
Adjustments to annuity reserves	(80)	(21,564)	—	—

Net annuitization activity	(5,129)	(32,522)	—	—

Increase (decrease) from contract owner transactions	(140,009)	(147,426)	(1)	(9,362)

Total increase (decrease) in net assets	(557,131)	175,039	(568)	(9,071)

Net assets at beginning of year	2,137,589	1,962,550	2,736	11,807

Net assets at end of year	$1,580,458	$2,137,589	$2,168	$2,736

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE NY VARIABLE ACCOUNT C - REGATTA

(A Separate Account of Delaware Life Insurance Company of New York)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2022 AND 2021

	MC8 Sub-Account		MC9 Sub-Account
	December 31, 2022	December 31, 2021	December 31, 2022	December 31, 2021
Operations:
Net investment income (loss)	$(34,248)	$(40,591)	$(658)	$(706)
Net realized gains (losses)	461,581	618,841	4,995	6,967
Net change in unrealized appreciation (depreciation)	(1,382,038)	181,726	(14,979)	1,805

Increase (decrease) from operations	(954,705)	759,976	(10,642)	8,066

Contract Owner Transactions:

Accumulation Activity:
Purchase payments received	600	54,546	—	—
Transfers between Sub-Accounts (including the Fixed Account), net	444	(47,832)	3,230	(3,132)
Withdrawals, surrenders, annuitizations and contract charges	(89,748)	(370,182)	(612)	(677)

Net accumulation activity	(88,704)	(363,468)	2,618	(3,809)

Annuitization Activity:
Annuitizations	—	83,982	—	—
Annuity payments and contract charges	(39,675)	(40,284)	—	—
Adjustments to annuity reserves	(376)	97	—	—

Net annuitization activity	(40,051)	43,795	—	—

Increase (decrease) from contract owner transactions	(128,755)	(319,673)	2,618	(3,809)

Total increase (decrease) in net assets	(1,083,460)	440,303	(8,024)	4,257

Net assets at beginning of year	5,091,286	4,650,983	55,443	51,186

Net assets at end of year	$4,007,826	$5,091,286	$47,419	$55,443

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE NY VARIABLE ACCOUNT C - REGATTA

(A Separate Account of Delaware Life Insurance Company of New York)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2022 AND 2021

	MD0 Sub-Account		M92 Sub-Account
	December 31, 2022	December 31, 2021	December 31, 2022	December 31, 2021
Operations:
Net investment income (loss)	$6,920	$(4,426)	$44,351	$(268,164)
Net realized gains (losses)	74,452	71,690	861,236	1,452,675
Net change in unrealized appreciation (depreciation)	(175,748)	(51,316)	(3,394,426)	(906,762)

Increase (decrease) from operations	(94,376)	15,948	(2,488,839)	277,749

Contract Owner Transactions:

Accumulation Activity:
Purchase payments received	23,206	29,303	107,618	58,994
Transfers between Sub-Accounts (including the Fixed Account), net	(276)	(22,403)	(1,251,017)	645,126
Withdrawals, surrenders, annuitizations and contract charges	(134,522)	(70,311)	(2,999,386)	(3,371,282)

Net accumulation activity	(111,592)	(63,411)	(4,142,785)	(2,667,162)

Annuitization Activity:
Annuitizations	—	—	—	—
Annuity payments and contract charges	(4,962)	(6,959)	(6,954)	(8,316)
Adjustments to annuity reserves	323	789	3,594	4,325

Net annuitization activity	(4,639)	(6,170)	(3,360)	(3,991)

Increase (decrease) from contract owner transactions	(116,231)	(69,581)	(4,146,145)	(2,671,153)

Total increase (decrease) in net assets	(210,607)	(53,633)	(6,634,984)	(2,393,404)

Net assets at beginning of year	1,134,173	1,187,806	28,015,483	30,408,887

Net assets at end of year	$923,566	$1,134,173	$21,380,499	$28,015,483

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE NY VARIABLE ACCOUNT C - REGATTA

(A Separate Account of Delaware Life Insurance Company of New York)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2022 AND 2021

	M96 Sub-Account		MD2 Sub-Account
	December 31, 2022	December 31, 2021	December 31, 2022	December 31, 2021
Operations:
Net investment income (loss)	$6,008	$8,170	$3,847	$33,956
Net realized gains (losses)	(11,653)	(12,878)	(197,283)	(39,741)
Net change in unrealized appreciation (depreciation)	(123,677)	(31,397)	(1,211,094)	(415,731)

Increase (decrease) from operations	(129,322)	(36,105)	(1,404,530)	(421,516)

Contract Owner Transactions:

Accumulation Activity:
Purchase payments received	91	—	21,228	130,991
Transfers between Sub-Accounts (including the Fixed Account), net	(5,958)	(32,473)	(62,341)	1,448,634
Withdrawals, surrenders, annuitizations and contract charges	(52,830)	(92,694)	(1,195,793)	(1,504,900)

Net accumulation activity	(58,697)	(125,167)	(1,236,906)	74,725

Annuitization Activity:
Annuitizations	—	—	—	6,839
Annuity payments and contract charges	(861)	(5,472)	(1,850)	(5,642)
Adjustments to annuity reserves	(4,364)	(14,331)	143	(195)

Net annuitization activity	(5,225)	(19,803)	(1,707)	1,002

Increase (decrease) from contract owner transactions	(63,922)	(144,970)	(1,238,613)	75,727

Total increase (decrease) in net assets	(193,244)	(181,075)	(2,643,143)	(345,789)

Net assets at beginning of year	994,674	1,175,749	10,869,894	11,215,683

Net assets at end of year	$801,430	$994,674	$8,226,751	$10,869,894

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE NY VARIABLE ACCOUNT C - REGATTA

(A Separate Account of Delaware Life Insurance Company of New York)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2022 AND 2021

	MA6 Sub-Account		MA3 Sub-Account
	December 31, 2022	December 31, 2021	December 31, 2022	December 31, 2021
Operations:
Net investment income (loss)	$39,103	$43,551	$55,974	$60,204
Net realized gains (losses)	(18,165)	(9,318)	(46,367)	(11,117)
Net change in unrealized appreciation (depreciation)	(146,004)	(10,446)	(238,301)	(22,194)

Increase (decrease) from operations	(125,066)	23,787	(228,694)	26,893

Contract Owner Transactions:

Accumulation Activity:
Purchase payments received	113	2,506	9,116	25,285
Transfers between Sub-Accounts (including the Fixed Account), net	(6,943)	7,836	(59,994)	100,646
Withdrawals, surrenders, annuitizations and contract charges	(97,711)	(153,655)	(210,448)	(275,933)

Net accumulation activity	(104,541)	(143,313)	(261,326)	(150,002)

Annuitization Activity:
Annuitizations	—	—	—	—
Annuity payments and contract charges	(6,586)	(13,508)	(42)	(50)
Adjustments to annuity reserves	(7,724)	(13,759)	4	6

Net annuitization activity	(14,310)	(27,267)	(38)	(44)

Increase (decrease) from contract owner transactions	(118,851)	(170,580)	(261,364)	(150,046)

Total increase (decrease) in net assets	(243,917)	(146,793)	(490,058)	(123,153)

Net assets at beginning of year	1,169,379	1,316,172	1,891,219	2,014,372

Net assets at end of year	$925,462	$1,169,379	$1,401,161	$1,891,219

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE NY VARIABLE ACCOUNT C - REGATTA

(A Separate Account of Delaware Life Insurance Company of New York)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2022 AND 2021

	M97 Sub-Account		MD5 Sub-Account
	December 31, 2022	December 31, 2021	December 31, 2022	December 31, 2021
Operations:
Net investment income (loss)	$(2,196)	$(3,226)	$(7,362)	$(10,098)
Net realized gains (losses)	18,765	31,554	37,581	77,181
Net change in unrealized appreciation (depreciation)	(70,599)	(186)	(145,900)	(15,034)

Increase (decrease) from operations	(54,030)	28,142	(115,681)	52,049

Contract Owner Transactions:

Accumulation Activity:
Purchase payments received	—	—	159	29,834
Transfers between Sub-Accounts (including the Fixed Account), net	308	1,013	(753)	16,005
Withdrawals, surrenders, annuitizations and contract charges	(13,074)	(40,641)	(96,884)	(188,237)

Net accumulation activity	(12,766)	(39,628)	(97,478)	(142,398)

Annuitization Activity:
Annuitizations	—	—	—	—
Annuity payments and contract charges	(4,806)	(13,927)	—	—
Adjustments to annuity reserves	(267)	2,818	—	—

Net annuitization activity	(5,073)	(11,109)	—	—

Increase (decrease) from contract owner transactions	(17,839)	(50,737)	(97,478)	(142,398)

Total increase (decrease) in net assets	(71,869)	(22,595)	(213,159)	(90,349)

Net assets at beginning of year	342,140	364,735	716,533	806,882

Net assets at end of year	$270,271	$342,140	$503,374	$716,533

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE NY VARIABLE ACCOUNT C - REGATTA

(A Separate Account of Delaware Life Insurance Company of New York)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2022 AND 2021

	M98 Sub-Account		M93 Sub-Account
	December 31, 2022	December 31, 2021	December 31, 2022	December 31, 2021
Operations:
Net investment income (loss)	$(6,449)	$(14,748)	$(36,222)	$(58,194)
Net realized gains (losses)	81,953	222,643	232,302	415,467
Net change in unrealized appreciation (depreciation)	(419,599)	(88,146)	(1,145,916)	(44,751)

Increase (decrease) from operations	(344,095)	119,749	(949,836)	312,522

Contract Owner Transactions:

Accumulation Activity:
Purchase payments received	1,121	20,354	10,096	39,776
Transfers between Sub-Accounts (including the Fixed Account), net	10,732	2,066	308,905	57,037
Withdrawals, surrenders, annuitizations and contract charges	(57,528)	(251,135)	(310,204)	(601,349)

Net accumulation activity	(45,675)	(228,715)	8,797	(504,536)

Annuitization Activity:
Annuitizations	—	—	—	—
Annuity payments and contract charges	(3,775)	(6,581)	(3,258)	(499)
Adjustments to annuity reserves	(7,728)	3,523	205	(1,526)

Net annuitization activity	(11,503)	(3,058)	(3,053)	(2,025)

Increase (decrease) from contract owner transactions	(57,178)	(231,773)	5,744	(506,561)

Total increase (decrease) in net assets	(401,273)	(112,024)	(944,092)	(194,039)

Net assets at beginning of year	1,384,233	1,496,257	3,721,750	3,915,789

Net assets at end of year	$982,960	$1,384,233	$2,777,658	$3,721,750

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE NY VARIABLE ACCOUNT C - REGATTA

(A Separate Account of Delaware Life Insurance Company of New York)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2022 AND 2021

	MD6 Sub-Account		MB3 Sub-Account
	December 31, 2022	December 31, 2021	December 31, 2022	December 31, 2021
Operations:
Net investment income (loss)	$(121,915)	$(122,447)	$(12,542)	$(13,411)
Net realized gains (losses)	1,592,357	1,788,190	117,063	143,185
Net change in unrealized appreciation (depreciation)	(3,797,516)	655,350	(311,143)	55,712

Increase (decrease) from operations	(2,327,074)	2,321,093	(206,622)	185,486

Contract Owner Transactions:

Accumulation Activity:
Purchase payments received	77,659	19,269	14	—
Transfers between Sub-Accounts (including the Fixed Account), net	(94,399)	(38,504)	(123,356)	35,096
Withdrawals, surrenders, annuitizations and contract charges	(700,121)	(398,678)	(12,353)	(13,569)

Net accumulation activity	(716,861)	(417,913)	(135,695)	21,527

Annuitization Activity:
Annuitizations	—	72,050	—	—
Annuity payments and contract charges	(70,583)	(139,129)	(213)	(991)
Adjustments to annuity reserves	(1,716)	14,448	18	(36)

Net annuitization activity	(72,299)	(52,631)	(195)	(1,027)

Increase (decrease) from contract owner transactions	(789,160)	(470,544)	(135,890)	20,500

Total increase (decrease) in net assets	(3,116,234)	1,850,549	(342,512)	205,986

Net assets at beginning of year	11,649,099	9,798,550	980,836	774,850

Net assets at end of year	$8,532,865	$11,649,099	$638,324	$980,836

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE NY VARIABLE ACCOUNT C - REGATTA

(A Separate Account of Delaware Life Insurance Company of New York)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2022 AND 2021

	MD9 Sub-Account		ME2 Sub-Account
	December 31, 2022	December 31, 2021	December 31, 2022	December 31, 2021
Operations:
Net investment income (loss)	$(28,770)	$(118,600)	$1,308	$(2,079)
Net realized gains (losses)	—	—	6,671	23,133
Net change in unrealized appreciation (depreciation)	—	—	(73,918)	13,278

Increase (decrease) from operations	(28,770)	(118,600)	(65,939)	34,332

Contract Owner Transactions:

Accumulation Activity:
Purchase payments received	87,503	794,075	—	—
Transfers between Sub-Accounts (including the Fixed Account), net	2,069,547	320,758	—	(357)
Withdrawals, surrenders, annuitizations and contract charges	(1,389,737)	(2,498,425)	(1,456)	(6,224)

Net accumulation activity	767,313	(1,383,592)	(1,456)	(6,581)

Annuitization Activity:
Annuitizations	—	58,110	—	—
Annuity payments and contract charges	(6,493)	(4,533)	(16,996)	(19,929)
Adjustments to annuity reserves	369	(511)	(1,036)	201

Net annuitization activity	(6,124)	53,066	(18,032)	(19,728)

Increase (decrease) from contract owner transactions	761,189	(1,330,526)	(19,488)	(26,309)

Total increase (decrease) in net assets	732,419	(1,449,126)	(85,427)	8,023

Net assets at beginning of year	6,658,158	8,107,284	360,485	352,462

Net assets at end of year	$7,390,577	$6,658,158	$275,058	$360,485

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE NY VARIABLE ACCOUNT C - REGATTA

(A Separate Account of Delaware Life Insurance Company of New York)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2022 AND 2021

	ME3 Sub-Account		MA5 Sub-Account
	December 31, 2022	December 31, 2021	December 31, 2022	December 31, 2021
Operations:
Net investment income (loss)	$(632)	$(20,853)	$22,986	$23,285
Net realized gains (losses)	63,122	195,678	(13,979)	55,229
Net change in unrealized appreciation (depreciation)	(451,743)	14,468	(192,372)	(90,975)

Increase (decrease) from operations	(389,253)	189,293	(183,365)	(12,461)

Contract Owner Transactions:

Accumulation Activity:
Purchase payments received	17,906	21,223	—	42,521
Transfers between Sub-Accounts (including the Fixed Account), net	66,596	1,238	(60,902)	632
Withdrawals, surrenders, annuitizations and contract charges	(127,440)	(301,691)	(77,333)	(205,684)

Net accumulation activity	(42,938)	(279,230)	(138,235)	(162,531)

Annuitization Activity:
Annuitizations	—	—	—	—
Annuity payments and contract charges	(1,467)	(99)	—	7,673
Adjustments to annuity reserves	99	(442)	(3,786)	(15,500)

Net annuitization activity	(1,368)	(541)	(3,786)	(7,827)

Increase (decrease) from contract owner transactions	(44,306)	(279,771)	(142,021)	(170,358)

Total increase (decrease) in net assets	(433,559)	(90,478)	(325,386)	(182,819)

Net assets at beginning of year	2,037,364	2,127,842	1,253,794	1,436,613

Net assets at end of year	$1,603,805	$2,037,364	$928,408	$1,253,794

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE NY VARIABLE ACCOUNT C - REGATTA

(A Separate Account of Delaware Life Insurance Company of New York)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2022 AND 2021

	MA7 Sub-Account		MF3 Sub-Account
	December 31, 2022	December 31, 2021	December 31, 2022	December 31, 2021
Operations:
Net investment income (loss)	$490	$610	$(25,820)	$(27,077)
Net realized gains (losses)	(452)	2,032	485,324	22,381
Net change in unrealized appreciation (depreciation)	(6,795)	(3,341)	(978,411)	689,566

Increase (decrease) from operations	(6,757)	(699)	(518,907)	684,870

Contract Owner Transactions:

Accumulation Activity:
Purchase payments received	621	—	6,696	13,220
Transfers between Sub-Accounts (including the Fixed Account), net	(1,411)	3,293	42,306	(316,108)
Withdrawals, surrenders, annuitizations and contract charges	(1,915)	(2,876)	(205,849)	(396,075)

Net accumulation activity	(2,705)	417	(156,847)	(698,963)

Annuitization Activity:
Annuitizations	—	—	—	6,144
Annuity payments and contract charges	—	—	(847)	(628)
Adjustments to annuity reserves	—	—	(121)	(671)

Net annuitization activity	—	—	(968)	4,845

Increase (decrease) from contract owner transactions	(2,705)	417	(157,815)	(694,118)

Total increase (decrease) in net assets	(9,462)	(282)	(676,722)	(9,248)

Net assets at beginning of year	45,636	45,918	2,709,330	2,718,578

Net assets at end of year	$36,174	$45,636	$2,032,608	$2,709,330

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE NY VARIABLE ACCOUNT C - REGATTA

(A Separate Account of Delaware Life Insurance Company of New York)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2022 AND 2021

	MF5 Sub-Account		MF6 Sub-Account
	December 31, 2022	December 31, 2021	December 31, 2022	December 31, 2021
Operations:
Net investment income (loss)	$61,211	$88,832	$(18)	$(175)
Net realized gains (losses)	1,088,833	1,154,165	3,970	3,510
Net change in unrealized appreciation (depreciation)	(5,209,893)	13,149	(21,550)	12,410

Increase (decrease) from operations	(4,059,849)	1,256,146	(17,598)	15,745

Contract Owner Transactions:

Accumulation Activity:
Purchase payments received	312,346	67,013	—	—
Transfers between Sub-Accounts (including the Fixed Account), net	(676,873)	241,851	3,298	(6,547)
Withdrawals, surrenders, annuitizations and contract charges	(3,178,998)	(3,251,737)	(4,084)	(6,697)

Net accumulation activity	(3,543,525)	(2,942,873)	(786)	(13,244)

Annuitization Activity:
Annuitizations	29,832	—	—	—
Annuity payments and contract charges	(34,581)	(40,266)	(166)	(802)
Adjustments to annuity reserves	13,729	18,730	14	(30)

Net annuitization activity	8,980	(21,536)	(152)	(832)

Increase (decrease) from contract owner transactions	(3,534,545)	(2,964,409)	(938)	(14,076)

Total increase (decrease) in net assets	(7,594,394)	(1,708,263)	(18,536)	1,669

Net assets at beginning of year	25,059,389	26,767,652	63,257	61,588

Net assets at end of year	$17,464,995	$25,059,389	$44,721	$63,257

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE NY VARIABLE ACCOUNT C - REGATTA

(A Separate Account of Delaware Life Insurance Company of New York)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2022 AND 2021

	MF7 Sub-Account		MF9 Sub-Account
	December 31, 2022	December 31, 2021	December 31, 2022	December 31, 2021
Operations:
Net investment income (loss)	$(13,756)	$(19,952)	$(85,767)	$(79,770)
Net realized gains (losses)	193,677	214,588	2,083,816	2,043,214
Net change in unrealized appreciation (depreciation)	(1,069,654)	591,545	(6,943,255)	1,303,104

Increase (decrease) from operations	(889,733)	786,181	(4,945,206)	3,266,548

Contract Owner Transactions:

Accumulation Activity:
Purchase payments received	20,050	32,084	39	56,698
Transfers between Sub-Accounts (including the Fixed Account), net	290,699	(371,957)	(203,016)	(1,071,903)
Withdrawals, surrenders, annuitizations and contract charges	(247,113)	(456,373)	(2,854,736)	(2,434,784)

Net accumulation activity	63,636	(796,246)	(3,057,713)	(3,449,989)

Annuitization Activity:
Annuitizations	—	—	—	—
Annuity payments and contract charges	(160)	(145)	—	—
Adjustments to annuity reserves	(17)	(352)	—	—

Net annuitization activity	(177)	(497)	—	—

Increase (decrease) from contract owner transactions	63,459	(796,743)	(3,057,713)	(3,449,989)

Total increase (decrease) in net assets	(826,274)	(10,562)	(8,002,919)	(183,441)

Net assets at beginning of year	3,171,391	3,181,953	25,510,699	25,694,140

Net assets at end of year	$2,345,117	$3,171,391	$17,507,780	$25,510,699

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE NY VARIABLE ACCOUNT C - REGATTA

(A Separate Account of Delaware Life Insurance Company of New York)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2022 AND 2021

	MG1 Sub-Account		MF2 Sub-Account
	December 31, 2022	December 31, 2021	December 31, 2022	December 31, 2021
Operations:
Net investment income (loss)	$152,971	$(69,909)	$21,518	$69,112
Net realized gains (losses)	327,472	317,435	(54,710)	51,646
Net change in unrealized appreciation (depreciation)	(2,232,237)	(272,032)	(576,912)	(294,134)

Increase (decrease) from operations	(1,751,794)	(24,506)	(610,104)	(173,376)

Contract Owner Transactions:

Accumulation Activity:
Purchase payments received	38,600	63,863	64,669	187,401
Transfers between Sub-Accounts (including the Fixed Account), net	390,781	622,528	(857,372)	1,272,665
Withdrawals, surrenders, annuitizations and contract charges	(689,640)	(1,077,966)	(1,058,306)	(1,932,485)

Net accumulation activity	(260,259)	(391,575)	(1,851,009)	(472,419)

Annuitization Activity:
Annuitizations	—	6,774	—	—
Annuity payments and contract charges	(580)	(362)	(4,313)	(941)
Adjustments to annuity reserves	42	(58)	(233)	(1,325)

Net annuitization activity	(538)	6,354	(4,546)	(2,266)

Increase (decrease) from contract owner transactions	(260,797)	(385,221)	(1,855,555)	(474,685)

Total increase (decrease) in net assets	(2,012,591)	(409,727)	(2,465,659)	(648,061)

Net assets at beginning of year	7,828,606	8,238,333	11,215,348	11,863,409

Net assets at end of year	$5,816,015	$7,828,606	$8,749,689	$11,215,348

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE NY VARIABLE ACCOUNT C - REGATTA

(A Separate Account of Delaware Life Insurance Company of New York)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2022 AND 2021

	MG2 Sub-Account		MG3 Sub-Account
	December 31, 2022	December 31, 2021	December 31, 2022	December 31, 2021
Operations:
Net investment income (loss)	$(6,976)	$17,821	$(10,088)	$(15,461)
Net realized gains (losses)	(35,436)	36,105	158,914	109,048
Net change in unrealized appreciation (depreciation)	(289,015)	(169,553)	(312,815)	334,689

Increase (decrease) from operations	(331,427)	(115,627)	(163,989)	428,276

Contract Owner Transactions:

Accumulation Activity:
Purchase payments received	16,661	12,926	6,072	25,975
Transfers between Sub-Accounts (including the Fixed Account), net	(389,954)	16,675	(65,139)	(193,581)
Withdrawals, surrenders, annuitizations and contract charges	(647,705)	(963,588)	(121,109)	(225,941)

Net accumulation activity	(1,020,998)	(933,987)	(180,176)	(393,547)

Annuitization Activity:
Annuitizations	—	5,886	—	—
Annuity payments and contract charges	(578)	(315)	—	(1,167)
Adjustments to annuity reserves	33	(50)	—	(1)

Net annuitization activity	(545)	5,521	—	(1,168)

Increase (decrease) from contract owner transactions	(1,021,543)	(928,466)	(180,176)	(394,715)

Total increase (decrease) in net assets	(1,352,970)	(1,044,093)	(344,165)	33,561

Net assets at beginning of year	5,845,782	6,889,875	1,662,468	1,628,907

Net assets at end of year	$4,492,812	$5,845,782	$1,318,303	$1,662,468

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE NY VARIABLE ACCOUNT C - REGATTA

(A Separate Account of Delaware Life Insurance Company of New York)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2022 AND 2021

	MG4 Sub-Account		MG6 Sub-Account
	December 31, 2022	December 31, 2021	December 31, 2022	December 31, 2021
Operations:
Net investment income (loss)	$(12,052)	$(16,229)	$20,315	$44,946
Net realized gains (losses)	165,588	90,631	8,458,969	7,163,643
Net change in unrealized appreciation (depreciation)	(317,613)	332,124	(27,084,357)	2,474,246

Increase (decrease) from operations	(164,077)	406,526	(18,605,073)	9,682,835

Contract Owner Transactions:

Accumulation Activity:
Purchase payments received	—	10,151	123,439	402,901
Transfers between Sub-Accounts (including the Fixed Account), net	(148,563)	(208,671)	715,997	(294,096)
Withdrawals, surrenders, annuitizations and contract charges	(85,607)	(129,525)	(9,975,310)	(14,063,623)

Net accumulation activity	(234,170)	(328,045)	(9,135,874)	(13,954,818)

Annuitization Activity:
Annuitizations	—	—	—	—
Annuity payments and contract charges	—	—	(28,071)	(35,909)
Adjustments to annuity reserves	—	—	12,450	19,205

Net annuitization activity	—	—	(15,621)	(16,704)

Increase (decrease) from contract owner transactions	(234,170)	(328,045)	(9,151,495)	(13,971,522)

Total increase (decrease) in net assets	(398,247)	78,481	(27,756,568)	(4,288,687)

Net assets at beginning of year	1,630,465	1,551,984	104,206,605	108,495,292

Net assets at end of year	$1,232,218	$1,630,465	$76,450,037	$104,206,605

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE NY VARIABLE ACCOUNT C - REGATTA

(A Separate Account of Delaware Life Insurance Company of New York)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2022 AND 2021

	MG7 Sub-Account		V44 Sub-Account
	December 31, 2022	December 31, 2021	December 31, 2022	December 31, 2021
Operations:
Net investment income (loss)	$(6,917)	$(7,006)	$(11,797)	$(16,690)
Net realized gains (losses)	109,340	69,856	(1,619)	303,827
Net change in unrealized appreciation (depreciation)	(197,015)	142,194	(585,163)	(290,164)

Increase (decrease) from operations	(94,592)	205,044	(598,579)	(3,027)

Contract Owner Transactions:

Accumulation Activity:
Purchase payments received	—	151	234	297
Transfers between Sub-Accounts (including the Fixed Account), net	(104,305)	(24,831)	308,400	102,316
Withdrawals, surrenders, annuitizations and contract charges	(25,666)	(157,838)	(34,876)	(46,776)

Net accumulation activity	(129,971)	(182,518)	273,758	55,837

Annuitization Activity:
Annuitizations	—	—	—	—
Annuity payments and contract charges	—	—	—	—
Adjustments to annuity reserves	—	—	—	—

Net annuitization activity	—	—	—	—

Increase (decrease) from contract owner transactions	(129,971)	(182,518)	273,758	55,837

Total increase (decrease) in net assets	(224,563)	22,526	(324,821)	52,810

Net assets at beginning of year	724,099	701,573	886,590	833,780

Net assets at end of year	$499,536	$724,099	$561,769	$886,590

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE NY VARIABLE ACCOUNT C - REGATTA

(A Separate Account of Delaware Life Insurance Company of New York)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2022 AND 2021

	V43 Sub-Account		O19 Sub-Account
	December 31,	December 31,	December 31,	December 31,
	2022	2021	2022	2021
Operations:
Net investment income (loss)	$(4,577)	$(7,118)	$(21,965)	$(28,409)
Net realized gains (losses)	2,190	173,360	464,497	188,046
Net change in unrealized appreciation (depreciation)	(273,054)	(222,161)	(958,032)	142,095

Increase (decrease) from operations	(275,441)	(55,919)	(515,500)	301,732

Contract Owner Transactions:

Accumulation Activity:
Purchase payments received	57	—	—	555
Transfers between Sub-Accounts (including the Fixed Account), net	135,103	124,844	97,072	(69,708)
Withdrawals, surrenders, annuitizations and contract charges	(13,367)	(34,090)	(77,595)	(158,651)

Net accumulation activity	121,793	90,754	19,477	(227,804)

Annuitization Activity:
Annuitizations	—	—	—	—
Annuity payments and contract charges	—	—	(420)	(2,238)
Adjustments to annuity reserves	—	—	37	(82)

Net annuitization activity	—	—	(383)	(2,320)

Increase (decrease) from contract owner transactions	121,793	90,754	19,094	(230,124)

Total increase (decrease) in net assets	(153,648)	34,835	(496,406)	71,608

Net assets at beginning of year	390,741	355,906	1,619,796	1,548,188

Net assets at end of year	$237,093	$390,741	$1,123,390	$1,619,796

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE NY VARIABLE ACCOUNT C - REGATTA

(A Separate Account of Delaware Life Insurance Company of New York)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2022 AND 2021

	O23 Sub-Account		O20 Sub-Account
	December 31,	December 31,	December 31,	December 31,
	2022	2021	2022	2021
Operations:
Net investment income (loss)	$(4,073)	$(3,139)	$(29,803)	$(37,113)
Net realized gains (losses)	40,295	61,531	327,083	284,545
Net change in unrealized appreciation (depreciation)	(139,566)	(4,137)	(1,056,424)	42,024

Increase (decrease) from operations	(103,344)	54,255	(759,144)	289,456

Contract Owner Transactions:

Accumulation Activity:
Purchase payments received	—	—	—	30,272
Transfers between Sub-Accounts (including the Fixed Account), net	(171,852)	(9,527)	320,065	(108,550)
Withdrawals, surrenders, annuitizations and contract charges	(37,994)	(108,096)	(150,980)	(286,058)

Net accumulation activity	(209,846)	(117,623)	169,085	(364,336)

Annuitization Activity:
Annuitizations	—	—	—	—
Annuity payments and contract charges	—	—	—	(1,344)
Adjustments to annuity reserves	—	—	—	(6)

Net annuitization activity	—	—	—	(1,350)

Increase (decrease) from contract owner transactions	(209,846)	(117,623)	169,085	(365,686)

Total increase (decrease) in net assets	(313,190)	(63,368)	(590,059)	(76,230)

Net assets at beginning of year	631,385	694,753	2,247,915	2,324,145

Net assets at end of year	$318,195	$631,385	$1,657,856	$2,247,915

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE NY VARIABLE ACCOUNT C - REGATTA

(A Separate Account of Delaware Life Insurance Company of New York)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2022 AND 2021

	O21 Sub-Account		O04 Sub-Account
	December 31,	December 31,	December 31,	December 31,
	2022	2021	2022	2021
Operations:
Net investment income (loss)	$(46,978)	$(118,622)	$(1,170)	$(1,859)
Net realized gains (losses)	3,006,678	1,069,082	18,079	16,924
Net change in unrealized appreciation (depreciation)	(5,032,071)	1,298,197	(36,240)	7,156

Increase (decrease) from operations	(2,072,371)	2,248,657	(19,331)	22,221

Contract Owner Transactions:

Accumulation Activity:
Purchase payments received	85,800	120,896	—	—
Transfers between Sub-Accounts (including the Fixed Account), net	546,446	(1,169,186)	(27,563)	(16,003)
Withdrawals, surrenders, annuitizations and contract charges	(876,515)	(1,546,729)	(14,986)	(17,492)

Net accumulation activity	(244,269)	(2,595,019)	(42,549)	(33,495)

Annuitization Activity:
Annuitizations	—	—	—	—
Annuity payments and contract charges	(782)	(848)	—	—
Adjustments to annuity reserves	(224)	(1,052)	—	—

Net annuitization activity	(1,006)	(1,900)	—	—

Increase (decrease) from contract owner transactions	(245,275)	(2,596,919)	(42,549)	(33,495)

Total increase (decrease) in net assets	(2,317,646)	(348,262)	(61,880)	(11,274)

Net assets at beginning of year	9,657,294	10,005,556	115,271	126,545

Net assets at end of year	$7,339,648	$9,657,294	$53,391	$115,271

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE NY VARIABLE ACCOUNT C - REGATTA

(A Separate Account of Delaware Life Insurance Company of New York)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2022 AND 2021

	P08 Sub-Account		PC0 Sub-Account
	December 31,	December 31,	December 31,	December 31,
	2022	2021	2022	2021
Operations:
Net investment income (loss)	$48,406	$100,645	$103,327	$194,355
Net realized gains (losses)	45,996	10,213	121,035	12,109
Net change in unrealized appreciation (depreciation)	(220,809)	30,038	(486,736)	69,422

Increase (decrease) from operations	(126,407)	140,896	(262,374)	275,886

Contract Owner Transactions:

Accumulation Activity:
Purchase payments received	170	5,841	—	19,430
Transfers between Sub-Accounts (including the Fixed Account), net	(19,224)	(42,478)	(20,213)	(81,200)
Withdrawals, surrenders, annuitizations and contract charges	(221,736)	(75,417)	(193,607)	(152,920)

Net accumulation activity	(240,790)	(112,054)	(213,820)	(214,690)

Annuitization Activity:
Annuitizations	—	—	—	—
Annuity payments and contract charges	—	—	—	—
Adjustments to annuity reserves	—	—	—	—

Net annuitization activity	—	—	—	—

Increase (decrease) from contract owner transactions	(240,790)	(112,054)	(213,820)	(214,690)

Total increase (decrease) in net assets	(367,197)	28,842	(476,194)	61,196

Net assets at beginning of year	1,040,638	1,011,796	2,097,815	2,036,619

Net assets at end of year	$673,441	$1,040,638	$1,621,621	$2,097,815

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE NY VARIABLE ACCOUNT C - REGATTA

(A Separate Account of Delaware Life Insurance Company of New York)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2022 AND 2021

	P70 Sub-Account		P10 Sub-Account
	December 31,	December 31,	December 31,	December 31,
	2022	2021	2022	2021
Operations:
Net investment income (loss)	$4,004	$619	$328,159	$50,552
Net realized gains (losses)	2,279	(1,507)	216,096	21,491
Net change in unrealized appreciation (depreciation)	(3,876)	8,143	(321,801)	467,796

Increase (decrease) from operations	2,407	7,255	222,454	539,839

Contract Owner Transactions:

Accumulation Activity:
Purchase payments received	—	10,214	6,674	16,819
Transfers between Sub-Accounts (including the Fixed Account), net	(4,048)	(3,363)	(448,402)	(293,737)
Withdrawals, surrenders, annuitizations and contract charges	(3,366)	(25,133)	(223,247)	(380,036)

Net accumulation activity	(7,414)	(18,282)	(664,975)	(656,954)

Annuitization Activity:
Annuitizations	—	—	—	—
Annuity payments and contract charges	—	—	(1,142)	(1,011)
Adjustments to annuity reserves	—	—	73	30

Net annuitization activity	—	—	(1,069)	(981)

Increase (decrease) from contract owner transactions	(7,414)	(18,282)	(666,044)	(657,935)

Total increase (decrease) in net assets	(5,007)	(11,027)	(443,590)	(118,096)

Net assets at beginning of year	21,237	32,264	1,812,678	1,930,774

Net assets at end of year	$16,230	$21,237	$1,369,088	$1,812,678

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE NY VARIABLE ACCOUNT C - REGATTA

(A Separate Account of Delaware Life Insurance Company of New York)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2022 AND 2021

	PK8 Sub-Account		P20 Sub-Account
	December 31,	December 31,	December 31,	December 31,
	2022	2021	2022	2021
Operations:
Net investment income (loss)	$17,740	$19,923	$28	$610
Net realized gains (losses)	(25,654)	(5,430)	(953)	(185)
Net change in unrealized appreciation (depreciation)	(111,028)	(46,364)	329	(1,486)

Increase (decrease) from operations	(118,942)	(31,871)	(596)	(1,061)

Contract Owner Transactions:

Accumulation Activity:
Purchase payments received	7,877	474	—	—
Transfers between Sub-Accounts (including the Fixed Account), net	(11,645)	59,074	—	516
Withdrawals, surrenders, annuitizations and contract charges	(62,977)	(163,327)	(5,355)	(16,621)

Net accumulation activity	(66,745)	(103,779)	(5,355)	(16,105)

Annuitization Activity:
Annuitizations	—	—	—	—
Annuity payments and contract charges	—	—	—	—
Adjustments to annuity reserves	—	—	—	—

Net annuitization activity	—	—	—	—

Increase (decrease) from contract owner transactions	(66,745)	(103,779)	(5,355)	(16,105)

Total increase (decrease) in net assets	(185,687)	(135,650)	(5,951)	(17,166)

Net assets at beginning of year	705,274	840,924	5,951	23,117

Net assets at end of year	$519,587	$705,274	$—	$5,951

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE NY VARIABLE ACCOUNT C - REGATTA

(A Separate Account of Delaware Life Insurance Company of New York)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2022 AND 2021

	PD6 Sub-Account		PH2 Sub-Account
	December 31,	December 31,	December 31,	December 31,
	2022	2021	2022	2021
Operations:
Net investment income (loss)	$65,302	$280,478	$(175)	$(534)
Net realized gains (losses)	5,185,292	4,951,218	10,466	5,094
Net change in unrealized appreciation (depreciation)	(13,201,811)	(941,981)	(22,047)	2,310

Increase (decrease) from operations	(7,951,217)	4,289,715	(11,756)	6,870

Contract Owner Transactions:

Accumulation Activity:
Purchase payments received	233,220	39,942	—	—
Transfers between Sub-Accounts (including the Fixed Account), net	630,708	(1,030,610)	2,166	16,475
Withdrawals, surrenders, annuitizations and contract charges	(3,789,754)	(4,490,218)	(3,357)	(2,554)

Net accumulation activity	(2,925,826)	(5,480,886)	(1,191)	13,921

Annuitization Activity:
Annuitizations	—	—	—	—
Annuity payments and contract charges	(7,137)	(9,163)	—	—
Adjustments to annuity reserves	3,060	4,940	—	—

Net annuitization activity	(4,077)	(4,223)	—	—

Increase (decrease) from contract owner transactions	(2,929,903)	(5,485,109)	(1,191)	13,921

Total increase (decrease) in net assets	(10,881,120)	(1,195,394)	(12,947)	20,791

Net assets at beginning of year	41,335,261	42,530,655	60,133	39,342

Net assets at end of year	$30,454,141	$41,335,261	$47,186	$60,133

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE NY VARIABLE ACCOUNT C - REGATTA

(A Separate Account of Delaware Life Insurance Company of New York)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2022 AND 2021

	P06 Sub-Account		P07 Sub-Account
	December 31,	December 31,	December 31,	December 31,
	2022	2021	2022	2021
Operations:
Net investment income (loss)	$75,863	$55,888	$48,061	$9,110
Net realized gains (losses)	4,204	41,339	(125,165)	291,439
Net change in unrealized appreciation (depreciation)	(289,609)	(30,699)	(881,841)	(491,938)

Increase (decrease) from operations	(209,542)	66,528	(958,945)	(191,389)

Contract Owner Transactions:

Accumulation Activity:
Purchase payments received	2,051	36,435	24,632	70,499
Transfers between Sub-Accounts (including the Fixed Account), net	(26,822)	92,574	27,380	667,674
Withdrawals, surrenders, annuitizations and contract charges	(162,409)	(454,107)	(751,139)	(883,726)

Net accumulation activity	(187,180)	(325,098)	(699,127)	(145,553)

Annuitization Activity:
Annuitizations	—	—	—	—
Annuity payments and contract charges	—	(1,660)	(5,765)	(6,637)
Adjustments to annuity reserves	—	(4)	523	(372)

Net annuitization activity	—	(1,664)	(5,242)	(7,009)

Increase (decrease) from contract owner transactions	(187,180)	(326,762)	(704,369)	(152,562)

Total increase (decrease) in net assets	(396,722)	(260,234)	(1,663,314)	(343,951)

Net assets at beginning of year	1,679,717	1,939,951	6,391,592	6,735,543

Net assets at end of year	$1,282,995	$1,679,717	$4,728,278	$6,391,592

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE NY VARIABLE ACCOUNT C - REGATTA

(A Separate Account of Delaware Life Insurance Company of New York)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2022 AND 2021

	PI3 Sub-Account		P72 Sub-Account
	December 31,	December 31,	December 31,	December 31,
	2022	2021	2022	2021
Operations:
Net investment income (loss)	$(2,166)	$(13,954)	$(1,256)	$(2,723)
Net realized gains (losses)	(21,398)	(11,282)	60,771	41,911
Net change in unrealized appreciation (depreciation)	14,783	16,374	(81,217)	72,743

Increase (decrease) from operations	(8,781)	(8,862)	(21,702)	111,931

Contract Owner Transactions:

Accumulation Activity:
Purchase payments received	—	27,017	153	12,148
Transfers between Sub-Accounts (including the Fixed Account), net	101,542	41,469	(27,142)	(41,643)
Withdrawals, surrenders, annuitizations and contract charges	(203,870)	(122,314)	(51,295)	(58,042)

Net accumulation activity	(102,328)	(53,828)	(78,284)	(87,537)

Annuitization Activity:
Annuitizations	—	—	—	—
Annuity payments and contract charges	—	—	—	—
Adjustments to annuity reserves	—	—	—	—

Net annuitization activity	—	—	—	—

Increase (decrease) from contract owner transactions	(102,328)	(53,828)	(78,284)	(87,537)

Total increase (decrease) in net assets	(111,109)	(62,690)	(99,986)	24,394

Net assets at beginning of year	742,363	805,053	498,701	474,307

Net assets at end of year	$631,254	$742,363	$398,715	$498,701

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE NY VARIABLE ACCOUNT C - REGATTA

(A Separate Account of Delaware Life Insurance Company of New York)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2022 AND 2021

	W41 Sub-Account
	December 31,	December 31,
	2022	2021
Operations:
Net investment income (loss)	$(47)	$(122)
Net realized gains (losses)	636	1,616
Net change in unrealized appreciation (depreciation)	(1,713)	(819)

Increase (decrease) from operations	(1,124)	675

Contract Owner Transactions:

Accumulation Activity:
Purchase payments received	—	—
Transfers between Sub-Accounts (including the Fixed Account), net	659	17
Withdrawals, surrenders, annuitizations and contract charges	(162)	(4,530)

Net accumulation activity	497	(4,513)

Annuitization Activity:
Annuitizations	—	—
Annuity payments and contract charges	—	—
Adjustments to annuity reserves	—	—

Net annuitization activity	—	—

Increase (decrease) from contract owner transactions	497	(4,513)

Total increase (decrease) in net assets	(627)	(3,838)

Net assets at beginning of year	3,047	6,885

Net assets at end of year	$2,420	$3,047

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE NY VARIABLE ACCOUNT C - REGATTA

(A Separate Account of Delaware Life Insurance Company of New York)

NOTES TO FINANCIAL STATEMENTS

FOR THE YEAR ENDED DECEMBER 31, 2022

1. BUSINESS AND ORGANIZATION

Delaware Life NY Variable Account C (the “Variable Account”) is a separate account of Delaware Life Insurance Company of New York (the “Sponsor”), and was established on October 18, 1985 as a funding vehicle for the variable portion of Regatta NY contracts, Regatta Extra NY contracts, Regatta Gold NY contracts, Masters Access NY contracts, Masters Choice NY contracts, Masters Choice II NY contracts, Masters Extra NY contracts, Masters Extra II NY contracts, Masters Flex NY contracts, Masters Flex II NY contracts, Masters Reward NY contracts, Masters Select NY contracts, and Masters I Share NY contracts (the “Contracts”) and certain other fixed and variable annuity contracts issued by the Sponsor. The Variable Account is registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended, as a unit investment trust existing in accordance with the regulations of the New York Insurance Department and is an investment company. Accordingly, the Variable Account follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946 Financial Services – Investment Companies.

The assets of the Variable Account are divided into “Sub-Accounts”. Each Sub-Account is invested in shares of a specific mutual fund (collectively the “Funds”), or series thereof, registered under the Investment Company Act of 1940, as amended. The contract owners of the Variable Account direct the deposits into the Sub-Accounts of the Variable Account.

Under applicable insurance law, the assets and liabilities of the Variable Account are clearly identified and distinguished from the Sponsor’s other assets and liabilities. Assets applicable to the Variable Account are not chargeable with liabilities arising out of any other business the Sponsor may conduct.

A summary of the name changes related to Sub-Accounts held by the contract owners of the Variable Account during the current year, is as follows:

Sub-Account	Previous Name	Effective Date
AC1	Invesco V.I. International Growth Fund II	April 29, 2022
AM2	AB VPS International Growth Portfolio (Class B)	May 1, 2022
AL1	AB VPS Balanced Wealth Strategy Portfolio (Class B)	May 1, 2022
C90	CTIVP - Loomis Sayles Growth Fund Class 2	May 1, 2022

There were no Sub-Accounts that were liquidated or merged with an existing Sub-Accounts during the current year.

There were no Sub-Accounts held by contract owners of the Variable Account that commenced operation within the last five years.

A summary of Sub-Accounts held by the contract owners of the Variable Account, with commencement dates earlier than the past five years, but for which the first activity occurred within the last five years, is as follows:

Sub-Account	Year of First Activity
PH2	2019

Columbia Variable Portfolio - Large Cap Growth Fund Class 1 Sub-Account (C59) and CTIVP - Principal Blue Chip Growth Fund Class 1 Sub-Account (C89) are active at December 31, 2022 but have had zero balance for more than five years and therefore are not disclosed in the Statements of Assets and Liabilities, Statements of Changes in Net Assets or the financial highlights in Note 10.

DELAWARE LIFE NY VARIABLE ACCOUNT C - REGATTA

(A Separate Account of Delaware Life Insurance Company of New York)

NOTES TO FINANCIAL STATEMENTS

FOR THE YEAR ENDED DECEMBER 31, 2022

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

General

The accompanying financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements in conformity with GAAP requires the Sponsor’s management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from these estimates.

Investment Valuation and Transactions

Investments made in mutual funds are carried at fair value and are valued at their closing net asset value as determined by the respective mutual fund, which in turn value their investments at fair value, as of December 31, 2022. Transactions are recorded on a trade date basis. Realized gains and losses on sales of investments are determined on the first in, first out basis. Dividend income and realized gain distributions are reinvested in additional fund shares and recognized on the ex-dividend date.

Units

The number of units credited is determined by dividing the dollar amount allocated to a Sub-Account by the unit value for that Sub-Account for the period during which the purchase payment was received. The unit value for each Sub-Account is established at $10.00 for the first period of that Sub-Account and is subsequently measured based on the performance of the investments and the contract charges selected by the contract holder, as discussed in Note 5.

Purchase Payments

Upon issuance of new contracts, the initial purchase payment is credited to the contract in the form of units. All subsequent purchase payments are applied using the unit values for the period during which the purchase payment is received.

Transfers

Transfers between Sub-Accounts requested by contract owners are recorded in the new Sub-Account upon receipt of the redemption proceeds at the net asset value at the time of receipt. In addition, transfers can be made between the Sub-Accounts and the “Fixed Account”. The Fixed Account is part of the general account of the Sponsor in which purchase payments or contract values may be allocated or transferred.

Withdrawals

At any time during the accumulation phase (the period before the first annuity payment), the contract owner may elect to receive a cash withdrawal payment under the contract. If the contract owner requests a full withdrawal, the contract owner will receive the value of their account at the end of period, less the contract maintenance charge for the current contract year and any applicable withdrawal charge.

If the contract owner requests a partial withdrawal, the contract owner will receive the amount requested less any applicable withdrawal charge and the account value will be reduced by the amount requested. Any requests for partial withdrawals that would result in the value of the contract owner’s account being reduced to an amount less than the contract maintenance charge for the current contract year is treated as a request for a full withdrawal.

DELAWARE LIFE NY VARIABLE ACCOUNT C - REGATTA

(A Separate Account of Delaware Life Insurance Company of New York)

NOTES TO FINANCIAL STATEMENTS

FOR THE YEAR ENDED DECEMBER 31, 2022

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

Annuitization

On the annuity commencement date, the contract’s accumulation account is canceled and its adjusted value is applied to provide an annuity. The adjusted value will be equal to the value of the accumulation account for the period that ends immediately before the annuity commencement date, reduced by any applicable premium taxes or similar taxes and a proportionate amount of the contract maintenance charge.

Annuity Payments

The amount of the first variable annuity payment is determined in accordance with the annuity payment rates found in the contract. The number of units to be credited in respect of a particular Sub-Account is determined by dividing that portion of the first variable annuity payment attributable to that Sub-Account by the annuity unit value of that Sub-Account for the period that ends immediately before the annuity commencement date. The number of units of each Sub-Account credited to the contract then remains fixed, unless an exchange of units is made. The dollar amount of each variable annuity payment after the first may increase, decrease or remain constant, depending on the investment performance of the Sub-Accounts.

Federal Income Tax Status

The operations of the Variable Account are part of the operations of the Sponsor and are not taxed separately. The Sponsor qualifies for the federal income tax treatment granted to life insurance companies under Subchapter L of the Internal Revenue Code (the “Code”). Under existing federal income tax law, investment income and realized gain distributions earned by the Variable Account on contract owner reserves are not taxable, and therefore, no provision has been made for federal income taxes. In the event of a change in applicable tax law, the Sponsor will review this policy and if necessary a provision may be made in future years.

Use of Estimates

The preparation of financial statements in conformity with GAAP in the United States of America requires Sponsor’s management to make estimates and assumptions that affect the reported amounts of assets and liabilities as of the date of the financial statements and the reported amounts of income and expenses during the period. The most significant estimates are fair value measurements of investments and the calculation of reserve for variable annuities. Actual results could vary from the amounts derived from Sponsor management’s estimates.

Subsequent events

The Sponsor’s management has evaluated events subsequent to December 31, 2022, noting that there are no subsequent events requiring accounting adjustments or disclosure.

DELAWARE LIFE NY VARIABLE ACCOUNT C - REGATTA

(A Separate Account of Delaware Life Insurance Company of New York)

NOTES TO FINANCIAL STATEMENTS

FOR THE YEAR ENDED DECEMBER 31, 2022

3. FAIR VALUE MEASUREMENTS

The Sub-Accounts’ investments are carried at fair value. Fair value is an exit price, representing the amount that would be received from a sale of an asset or paid to transfer a liability in an orderly transaction between market participants. As such, fair value is a market-based measurement that should be determined based on assumptions that market participants would use in pricing an asset or liability. As a basis for considering such assumptions, FASB ASC Topic 820, “Fair Value Measurements and Disclosures”, establishes a three-tier value hierarchy, which prioritizes the inputs used in measuring fair value (i.e., Level 1, 2 and 3). Level 1 inputs are observable inputs that reflect quoted prices for identical assets or liabilities in active markets that the Variable Account has the ability to access at the measurement date. Level 2 inputs are observable inputs, other than quoted prices included in Level 1, for the asset or liability or prices for similar assets and liabilities. Level 3 inputs are unobservable inputs reflecting the reporting entity’s estimates of the assumptions that market participants would use in pricing the asset or liability. Topic 820 requires that a fair value measurement technique include an adjustment for risks inherent in a particular valuation technique (such as a pricing model) and/or the risks inherent in the inputs to the model, if market participants would also include such an adjustment.

The Variable Account has categorized its financial instruments, based on the priority of the inputs to the valuation technique, into the three-level hierarchy described above. If the inputs used to measure fair value fall within different levels of the hierarchy, the category level is based on the lowest priority level input that is significant to the fair value measurement of the instrument.

The Variable Account uses the Funds’ closing net asset value to determine the fair value of its Sub-Accounts. As of December 31, 2022, the net assets held in the Variable Account were categorized as Level 1 assets under the Topic 820 hierarchy levels. There were no Level 2 or 3 investments in the Variable Account during the year ended December 31, 2022. There were no transfers between levels during the year ended December 31, 2022.

4. RELATED-PARTY TRANSACTIONS

The Sponsor provides administrative services necessary for the operation of the Variable Account. The Sponsor absorbs all organizational expenses including the fees of registering the Variable Account and its contracts for distribution under federal and state securities laws.

Charges related to contracts sold to persons who are officers, directors, or employees of the Sponsor or an affiliate of the Sponsor may be waived.

DELAWARE LIFE NY VARIABLE ACCOUNT C - REGATTA

(A Separate Account of Delaware Life Insurance Company of New York)

NOTES TO FINANCIAL STATEMENTS

FOR THE YEAR ENDED DECEMBER 31, 2022

5. CONTRACT CHARGES

Mortality and expense risk charges

Charges for mortality and expense risks, the optional death benefit riders, and the optional living benefit riders are deducted from the Variable Account at the end of each valuation period to cover the risks assumed by the Sponsor. The deductions are calculated at different levels based upon the elections made by the contract holder and are transferred periodically to the Sponsor. These charges are reflected in the Statements of Operations.

At December 31, 2022, the deduction is at an effective annual rate based on the average daily value of the Contact invested in the Variable Account as follows:

	Level 1	Level 2	Level 3	Level 4	Level 5
Regatta NY	1.25%	—	—	—	—
Regatta Gold NY	1.25%	—	—	—	—
Regatta Extra NY	1.30%	1.45%	—	—	—
Masters Flex NY	1.30%	1.50%	1.70%	1.90%	—
Masters Flex II NY	1.30%	1.70%	—	—	—
Masters Extra NY	1.40%	1.60%	1.80%	2.00%	—
Masters Extra II NY	1.40%	1.80%	—	—	—
Masters Choice NY	1.05%	1.25%	1.30%	1.45%	1.65%
Masters Choice II NY	1.05%	1.30%	1.45%	—	—
Masters Access NY	1.35%	1.55%	1.75%	—	—
Masters Reward NY	1.40%	1.60%	1.80%	2.00%	—
Masters Select NY	1.05%	1.25%	1.30%	1.45%	1.65%
Masters I Share NY	0.50%	—	—	—	—

Distribution and administrative expense charges

For assuming the risk that surrender charges may be insufficient to compensate the Sponsor for the costs of distributing the contracts, the Sponsor makes a deduction from the Sub-Account at the end of each valuation period at an effective annual rate of 0.15% of the net assets attributable to Masters Extra NY, Masters Extra II NY, Masters Choice NY, Masters Choice II, NY Masters Reward NY, and Masters Select NY contracts and at an effective annual rate of 0.20% of the net assets attributable to Masters Flex NY, Masters Flex II NY and Masters Access NY contracts.

As reimbursement for administrative expenses, which exceed the charges received from the account administration fee (‘‘Account Fee’’) described below, the Sponsor makes a deduction from the Sub-Account at the end of each valuation period at an effective annual rate of 0.15% of the net assets attributable to such contracts. These charges are reflected in the Statements of Operations.

Administration charges

Each year on the account anniversary date, an Account Fee of $30 is deducted from the participant’s account to reimburse the Sponsor for certain administrative expenses. After the annuity commencement date, the Account Fee is deducted pro rata from each variable annuity payment made during the year. The administration charges are reported in the Statements of Changes in Net Assets as a component of “Withdrawals, surrender, annuitization and contract charges” or “Annuity payments and contract charges”.

DELAWARE LIFE NY VARIABLE ACCOUNT C - REGATTA

(A Separate Account of Delaware Life Insurance Company of New York)

NOTES TO FINANCIAL STATEMENTS

FOR THE YEAR ENDED DECEMBER 31, 2022

5. CONTRACT CHARGES (CONTINUED)

Optional living benefit rider charges

A quarterly charge (“Benefit Fee”), based on a percentage of the contract owner’s account value referenced in the table below, is deducted from the value of the contract on the last day of the Account Quarter. Account Quarters are defined as three-month periods, with the first Account Quarter beginning on the date the contracts were issued), if the optional living benefit rider has been elected. These charges are reported in the Statements of Changes in Net Assets as a component of “Withdrawals, surrender, annuitization and contract charges”.

The following table represents a summary of the optional living benefit riders available.

	Single Life Quarterly Charge	Joint Life Quarterly Charge	Single Life Annual Charge	Joint Life Annual Charge
Secured Returns 2	0.1250%	N/A	0.50%	N/A
Secured Returns for Life	0.1250%	N/A	0.50%	N/A
Secured Returns for Life Plus	0.1250%	N/A	0.50%	N/A
Income on Demand	0.1625%	0.2125%	0.65%	0.85%
Retirement Asset Protector	0.1875%	N/A	0.75%	N/A
Retirement Income Escalator	0.1875%	0.2375%	0.75%	0.95%
Income on Demand II	0.1625%	0.2125%	0.65%	0.85%
Income on Demand II Plus	0.2375%	0.2875%	0.95%	1.15%
Income on Demand II Escalator	0.2375%	0.2875%	0.95%	1.15%
Retirement Income Escalator II	0.2375%	0.2875%	0.95%	1.15%
Income Riser	0.2250%	0.2750%	0.90%	1.10%
Income on Demand III Escalator	0.2750%	0.3250%	1.10%	1.30%
Income Riser III[1]	0.2750%	0.3000%	1.10%	1.20%
Income Advisor	0.2250%	0.2500%	0.90%	1.00%

[1]	This rider has a maximum contract rate of 1.75% for single life and 1.95% for joint life elections.

Surrender charges

The Sponsor does not deduct a sales charge from the purchase payments. However, a surrender charge (contingent deferred sales charge) of up to 6% of certain amounts withdrawn will be deducted to cover certain expenses relating to the sale of Regatta NY and Regatta Gold NY contracts; 8% for Regatta Extra NY, Masters Flex NY, Masters Flex II NY, Masters Extra NY, Masters Extra II NY, Masters Choice NY and Masters Choice II NY contracts; and for 7% for Masters Reward NY and Masters Select NY contracts, if the contract holder requests a full withdrawal prior to reaching the pay-out phase. The surrender charges are reported in the Statements of Changes in Net Assets as a component of “Withdrawals, surrender, annuitization and contract charges”.

Premium Taxes

A deduction, when applicable, is made for premium taxes or similar state or local taxes. It is currently the policy of the Sponsor to make this deduction at the annuity commencement date. However, the Sponsor reserves the right to deduct such taxes when incurred.

DELAWARE LIFE NY VARIABLE ACCOUNT C - REGATTA

(A Separate Account of Delaware Life Insurance Company of New York)

NOTES TO FINANCIAL STATEMENTS

FOR THE YEAR ENDED DECEMBER 31, 2022

6. RESERVE FOR VARIABLE ANNUITIES

Reserve for variable annuities represents the actuarial present value of future contract benefits for those contract holders who are in the payout phase of their contract and chose the variable payout option. Annuity reserves are calculated using the 1983 Individual Annuitant Mortality Table and an assumed interest rate of 4% per year for Regatta NY contracts and 3% per year for other contracts with an annuity commencement date prior to January 1, 1999. Annuity reserves are calculated using the Annuity 2000 Table and an assumed interest rate of 4% per year for Regatta NY contracts and 3% per year for other contracts with an annuity commencement date on or after January 1, 1999. Annuity reserves are calculated using the 2012 Individual Annuitant Mortality Table and an assumed interest rate of 4% per year for Regatta NY contracts and 3% per year for other contracts with an annuity commencement date on or after January 1, 2015. The Individual Annuitant Mortality Table utilized is subject to change in conjunction with changes in the tables currently adopted by the National Association of Insurance Commissioners. The mortality risk is fully borne by the Sponsor and may result in additional amounts being transferred into the variable annuity account by the Sponsor to cover greater longevity of annuities than expected. Required adjustments to the reserves are accomplished by transfers to or from the Sponsor.

DELAWARE LIFE NY VARIABLE ACCOUNT C - REGATTA

(A Separate Account of Delaware Life Insurance Company of New York)

NOTES TO FINANCIAL STATEMENTS

FOR THE YEAR ENDED DECEMBER 31, 2022

7. INVESTMENT PURCHASES AND SALES

The cost of purchases and proceeds from sales of investments for the year ended December 31, 2022 were as follows:

	Purchases	Sales
AL1	$209,809	$265,209
AO5	2,476,825	854,543
AM2	72,154	24,064
A98	126,070	241,808
A74	153,229	143,563
B18	759,424	3,288,594
C60	523,559	400,871
C90	136,519	94,073
C58	44,012	121,946
FD7	515,414	634,893
F24	2,556,490	1,966,921
F88	3,502	3,000
FB9	83,009	83,871
F15	109,336	130,923
F41	496,184	661,559
FE3	1,977,621	3,473,909
T21	315,381	160,393
T20	595,249	1,222,491
FE6	115,207	127,511
T59	3,107	20,512
F56	20,592	111,280
F59	225,256	584,112
FF0	4,255	15,968
F54	1,417,816	2,258,421
FG8	3,129	3,198
F53	332,216	347,348
FJ9	12,586	8,816
T28	44,386	57,958
FJ0	48	74
V35	36,636	32,742
V13	121,480	309,978
V11	898,748	428,453
AC1	30,966	21,890
J88	94,573	327,311
J94	205,304	256,595
L11	179,721	434,038

DELAWARE LIFE NY VARIABLE ACCOUNT C - REGATTA

(A Separate Account of Delaware Life Insurance Company of New York)

NOTES TO FINANCIAL STATEMENTS

FOR THE YEAR ENDED DECEMBER 31, 2022

7. INVESTMENT PURCHASES AND SALES (CONTINUED)

	Purchases	Sales
L18	$489,329	$212,118
L17	389,898	395,259
MD8	155,207	87,294
M07	1,173,798	977,399
M35	2,432,631	2,263,872
M31	733,611	253,909
M80	173,450	162,633
M41	312,544	271,369
M05	192,532	75,580
M42	976,646	274,207
M89	2,070,654	5,489,633
M82	1,785,531	1,731,362
M44	450,081	362,064
M40	339,119	590,754
M83	601,165	1,250,439
M08	538,123	1,316,787
MB6	1,806,773	625,979
MB7	699,425	435,628
MC0	71,130	37,084
MA0	1,280,257	1,417,782
MC2	171,789	114,646
MC1	274,213	241,582
MC3	20,689	5,222
MA1	260,350	234,471
MC4	1,961	3,161
MC5	22	29
MC6	205,087	170,778
MC7	265	42
MC8	402,152	175,966
MC9	7,874	1,476
MD0	105,001	153,113
M92	2,397,104	4,949,868
M96	22,520	76,563
MD2	634,400	1,868,929
MA6	52,812	125,062
MA3	109,801	315,132
M97	19,742	23,599
MD5	54,419	128,380
M98	66,834	77,093
M93	636,822	530,190
MD6	1,394,476	996,192
MB3	123,662	157,414
MD9	3,202,948	2,470,556

DELAWARE LIFE NY VARIABLE ACCOUNT C - REGATTA

(A Separate Account of Delaware Life Insurance Company of New York)

NOTES TO FINANCIAL STATEMENTS

FOR THE YEAR ENDED DECEMBER 31, 2022

7. INVESTMENT PURCHASES AND SALES (CONTINUED)

	Purchases	Sales
ME2	$17,129	$21,248
ME3	246,845	252,563
MA5	48,806	153,324
MA7	3,703	5,555
MF3	687,466	346,218
MF5	2,434,292	4,383,485
MF6	8,986	6,278
MF7	518,087	314,868
MF9	2,692,147	3,545,784
MG1	1,218,149	932,711
MF2	410,593	2,205,444
MG2	177,821	1,186,161
MG3	162,038	236,199
MG4	169,741	297,668
MG6	11,920,397	11,745,496
MG7	147,385	151,409
V44	832,702	138,026
V43	321,574	52,864
O19	588,447	141,385
O23	36,746	224,774
O20	659,467	189,677
O21	3,984,247	1,257,663
O04	9,810	46,753
P08	125,592	257,732
PC0	309,710	278,653
P70	5,927	9,336
P10	588,940	926,836
PK8	68,049	117,030
P20	46	5,373
PD6	7,799,366	4,654,382
PH2	14,802	4,700
P06	174,489	285,747
P07	397,693	1,054,418
PI3	187,676	292,141
P72	72,053	115,364
W41	2,126	487

DELAWARE LIFE NY VARIABLE ACCOUNT C - REGATTA

(A Separate Account of Delaware Life Insurance Company of New York)

NOTES TO FINANCIAL STATEMENTS

FOR THE YEAR ENDED DECEMBER 31, 2022

8. CHANGES IN UNITS OUTSTANDING

The changes in units outstanding for the year ended December 31, 2022 were as follows:

	Units Issued	Units Redeemed	Net Increase (Decrease)
AL1	4,087	16,255	(12,168)
AO5	23,559	68,281	(44,722)
AM2	3,412	2,021	1,391
A98	13,392	33,420	(20,028)
A74	2,270	5,414	(3,144)
B18	34,922	168,119	(133,197)
C60	26,686	18,974	7,712
C90	8,423	4,868	3,555
C58	1,219	10,337	(9,118)
FD7	6,892	23,556	(16,664)
F24	73,146	64,856	8,290
F88	67	144	(77)
FB9	208	3,884	(3,676)
F15	599	6,380	(5,781)
F41	10,057	23,908	(13,851)
FE3	62,352	218,926	(156,574)
T21	15,437	10,210	5,227
T20	28,770	67,472	(38,702)
FE6	193	7,145	(6,952)
T59	397	2,188	(1,791)
F56	1,033	4,532	(3,499)
F59	1,361	31,922	(30,561)
FF0	44	891	(847)
F54	21,073	93,089	(72,016)
FG8	30	144	(114)
F53	2,194	8,145	(5,951)

DELAWARE LIFE NY VARIABLE ACCOUNT C - REGATTA

(A Separate Account of Delaware Life Insurance Company of New York)

NOTES TO FINANCIAL STATEMENTS

FOR THE YEAR ENDED DECEMBER 31, 2022

8. CHANGES IN UNITS OUTSTANDING (CONTINUED)

	Units Issued	Units Redeemed	Net Increase (Decrease)
FJ9	137	302	(165)
T28	1,659	3,751	(2,092)
FJ0	—	6	(6)
V35	191	1,297	(1,106)
V13	2,826	12,609	(9,783)
V11	14,806	17,483	(2,677)
AC1	600	1,284	(684)
J88	6,340	30,318	(23,978)
J94	2,274	7,539	(5,265)
L11	14,913	44,230	(29,317)
L18	9,305	5,524	3,781
L17	4,353	12,182	(7,829)
MD8	12,216	6,917	5,299
M07	24,493	54,315	(29,822)
M35	30,864	123,597	(92,733)
M31	242	2,394	(2,152)
M80	1,594	2,560	(966)
M41	4,366	6,648	(2,282)
M05	1,219	3,536	(2,317)
M42	16,464	10,871	5,593
M89	145,663	514,867	(369,204)
M82	31,181	64,398	(33,217)
M44	16,319	20,954	(4,635)
M40	15,284	38,889	(23,605)
M83	3,987	48,278	(44,291)
M08	6,822	53,001	(46,179)
MB6	2,795	8,179	(5,384)
MB7	4,778	9,928	(5,150)
MC0	540	1,392	(852)
MA0	33,890	82,451	(48,561)
MC2	65	1,774	(1,709)
MC1	3,157	7,333	(4,176)
MC3	78	134	(56)

DELAWARE LIFE NY VARIABLE ACCOUNT C - REGATTA

(A Separate Account of Delaware Life Insurance Company of New York)

NOTES TO FINANCIAL STATEMENTS

FOR THE YEAR ENDED DECEMBER 31, 2022

8. CHANGES IN UNITS OUTSTANDING (CONTINUED)

	Units Issued	Units Redeemed	Net Increase (Decrease)
MA1	11,560	17,721	(6,161)
MC4	—	83	(83)
MC6	134	2,104	(1,970)
MC8	623	3,598	(2,975)
MC9	111	23	88
MD0	672	4,164	(3,492)
M92	44,021	354,857	(310,836)
M96	240	3,205	(2,965)
MD2	50,906	152,544	(101,638)
MA6	57	3,637	(3,580)
MA3	2,029	15,653	(13,624)
M97	70	604	(534)
MD5	1,306	6,940	(5,634)
M98	258	1,327	(1,069)
M93	25,139	25,918	(779)
MD6	3,124	25,140	(22,016)
MB3	213	3,452	(3,239)
MD9	370,329	280,847	89,482
ME2	350	794	(444)
ME3	7,589	9,352	(1,763)
MA5	2	6,612	(6,610)
MA7	137	283	(146)
MF3	7,855	13,852	(5,997)
MF5	46,162	243,306	(197,144)
MF6	143	178	(35)
MF7	16,163	12,700	3,463
MF9	10,078	121,349	(111,271)
MG1	60,133	80,805	(20,672)
MF2	22,276	206,235	(183,959)
MG2	11,024	118,223	(107,199)
MG3	1,403	7,460	(6,057)

DELAWARE LIFE NY VARIABLE ACCOUNT C - REGATTA

(A Separate Account of Delaware Life Insurance Company of New York)

NOTES TO FINANCIAL STATEMENTS

FOR THE YEAR ENDED DECEMBER 31, 2022

8. CHANGES IN UNITS OUTSTANDING (CONTINUED)

	Units Issued	Units Redeemed	Net Increase (Decrease)
MG4	2,193	10,519	(8,326)
MG6	80,904	477,192	(396,288)
MG7	1,055	4,868	(3,813)
V44	12,433	3,989	8,444
V43	8,095	3,812	4,283
O19	4,160	3,362	798
O23	628	18,114	(17,486)
O20	11,668	6,250	5,418
O21	26,156	33,423	(7,267)
O04	70	951	(881)
P08	416	14,454	(14,038)
PC0	6,671	21,717	(15,046)
P70	234	1,194	(960)
P10	35,227	110,147	(74,920)
PK8	1,444	3,889	(2,445)
P20	—	457	(457)
PD6	88,405	286,445	(198,040)
PH2	166	221	(55)
P06	5,243	17,035	(11,792)
P07	19,678	65,150	(45,472)
PI3	19,716	31,269	(11,553)
P72	1,924	4,237	(2,313)
W41	39	18	21

DELAWARE LIFE NY VARIABLE ACCOUNT C - REGATTA

(A Separate Account of Delaware Life Insurance Company of New York)

NOTES TO FINANCIAL STATEMENTS

FOR THE YEAR ENDED DECEMBER 31, 2022

8. CHANGES IN UNITS OUTSTANDING (CONTINUED)

The changes in units outstanding for the year ended December 31, 2021 were as follows:

	Units Issued	Units Redeemed	Net Increase (Decrease)
AL1	5,081	10,444	(5,363)
AO5	11,815	86,999	(75,184)
AM2	1,287	1,648	(361)
A98	20,032	38,660	(18,628)
A74	1,509	12,001	(10,492)
B18	56,255	179,906	(123,651)
C60	3,102	32,504	(29,402)
C90	307	4,411	(4,104)
C58	9,518	2,076	7,442
FD7	5,801	30,062	(24,261)
F24	20,250	108,214	(87,964)
F88	55	88	(33)
FB9	12,098	786	11,312
F15	7,059	1,622	5,437
F41	4,264	43,189	(38,925)
FE3	89,534	151,311	(61,777)
T21	11,395	9,549	1,846
T20	41,348	68,119	(26,771)
FE6	503	11,859	(11,356)
T59	4,451	5,135	(684)
F56	2,843	10,346	(7,503)
F59	10,009	46,686	(36,677)
FF0	1,217	2,857	(1,640)
F54	28,531	96,110	(67,579)
FG8	17	151	(134)
F53	8,242	18,160	(9,918)

DELAWARE LIFE NY VARIABLE ACCOUNT C - REGATTA

(A Separate Account of Delaware Life Insurance Company of New York)

NOTES TO FINANCIAL STATEMENTS

FOR THE YEAR ENDED DECEMBER 31, 2022

8. CHANGES IN UNITS OUTSTANDING (CONTINUED)

	Units Issued	Units Redeemed	Net Increase (Decrease)
FJ9	200	440	(240)
T28	1,678	7,689	(6,011)
FJ0	—	3	(3)
V35	716	1,324	(608)
V13	4,255	23,837	(19,582)
V11	3,551	23,206	(19,655)
AC1	609	324	285
J88	18,300	17,377	923
J94	2,525	8,385	(5,860)
L11	20,582	33,410	(12,828)
L18	4,028	8,421	(4,393)
L17	7,625	31,601	(23,976)
MD8	19,288	59,438	(40,150)
M07	1,546	34,924	(33,378)
M35	33,754	176,130	(142,376)
M31	2,318	16,659	(14,341)
M80	697	2,096	(1,399)
M41	3,980	5,226	(1,246)
M05	1,157	3,111	(1,954)
M42	8,744	14,001	(5,257)
M89	222,823	309,801	(86,978)
M82	9,366	92,501	(83,135)
M44	2,953	29,479	(26,526)
M40	4,128	42,492	(38,364)
M83	6,333	84,518	(78,185)
M08	19,938	82,537	(62,599)
MB6	1,612	9,340	(7,728)
MB7	1,185	23,831	(22,646)
MC0	572	3,841	(3,269)
MA0	61,010	76,513	(15,503)
MC2	1,363	7,200	(5,837)
MC1	6,031	15,474	(9,443)
MC3	126	1,348	(1,222)

DELAWARE LIFE NY VARIABLE ACCOUNT C - REGATTA

(A Separate Account of Delaware Life Insurance Company of New York)

NOTES TO FINANCIAL STATEMENTS

FOR THE YEAR ENDED DECEMBER 31, 2022

8. CHANGES IN UNITS OUTSTANDING (CONTINUED)

	Units Issued	Units Redeemed	Net Increase (Decrease)
MA1	12,833	10,877	1,956
MC4	17	2,586	(2,569)
MC6	817	2,547	(1,730)
MC7	227	454	(227)
MC8	3,177	10,622	(7,445)
MC9	—	112	(112)
MD0	817	2,780	(1,963)
M92	71,970	255,702	(183,732)
M96	790	6,748	(5,958)
MD2	133,348	126,633	6,715
MA6	396	5,846	(5,450)
MA3	8,757	15,672	(6,915)
M97	51	1,512	(1,461)
MD5	3,000	10,278	(7,278)
M98	457	3,978	(3,521)
M93	15,323	36,213	(20,890)
MD6	3,743	16,945	(13,202)
MB3	1,112	730	382
MD9	276,265	430,547	(154,282)
ME2	2	916	(914)
ME3	3,251	13,242	(9,991)
MA5	2,169	8,712	(6,543)
MA7	171	150	21
MF3	5,683	31,606	(25,923)
MF5	37,988	186,338	(148,350)
MF6	3	381	(378)
MF7	2,905	34,291	(31,386)
MF9	3,028	112,137	(109,109)
MG1	62,640	90,053	(27,413)
MF2	154,553	199,824	(45,271)
MG2	53,450	142,177	(88,727)
MG3	1,444	15,170	(13,726)

DELAWARE LIFE NY VARIABLE ACCOUNT C - REGATTA

(A Separate Account of Delaware Life Insurance Company of New York)

NOTES TO FINANCIAL STATEMENTS

FOR THE YEAR ENDED DECEMBER 31, 2022

8. CHANGES IN UNITS OUTSTANDING (CONTINUED)

	Units Issued	Units Redeemed	Net Increase (Decrease)
MG4	1,289	13,197	(11,908)
MG6	58,679	600,676	(541,997)
MG7	2,707	7,410	(4,703)
V44	3,364	2,299	1,065
V43	1,779	493	1,286
O19	495	5,764	(5,269)
O23	232	9,031	(8,799)
O20	8,164	17,211	(9,047)
O21	4,764	73,567	(68,803)
O04	37	763	(726)
P08	1,086	7,245	(6,159)
PC0	2,869	18,014	(15,145)
P70	1,949	5,261	(3,312)
P10	18,581	119,716	(101,135)
PK8	4,066	7,195	(3,129)
P20	41	1,248	(1,207)
PD6	7,450	345,373	(337,923)
PH2	972	293	679
P06	24,809	45,206	(20,397)
P07	51,234	59,626	(8,392)
PI3	7,934	13,938	(6,004)
P72	1,935	4,723	(2,788)
W41	14	130	(116)

9. TAX DIVERSIFICATION REQUIREMENTS

Under the provisions of Section 817(h) of the Code, a variable annuity contract, other than a pension plan contract, is not treated as an annuity contract for federal tax purposes for any period in which the investments of the segregated asset account on which the contract is based are not adequately diversified. The Code provides that the “adequately diversified” requirement may be met if the underlying investments satisfy either a statutory safe harbor test or diversification requirements set forth in regulations issued by the Secretary of Treasury. The Sponsor believes that the Variable Account satisfies the current requirements of the regulations, and it intends that the Variable Account will continue to meet such requirements.

DELAWARE LIFE NY VARIABLE ACCOUNT C - REGATTA

(A Separate Account of Delaware Life Insurance Company of New York)

10. FINANCIAL HIGHLIGHTS

The summary of units outstanding, unit value (some of which may be rounded), net assets, investment income ratios, expense ratios (excluding expenses of the underlying mutual funds) and the total return, for each of the five years in the period ended December 31, is as follows:

	At December 31,					For the years ended December 31,
	Units	Unit Value[4]			Net Assets	Investment Income Ratio[1]	Expense Ratio lowest to highest[2]			Total Return[3]
AL1
2022	76,839	$16.0772	to	$14.3641	$1,170,216	2.94%	1.35%	to	2.10%	(20.26%)	to	(20.86%)
2021	89,007	20.1610	to	18.1493	1,706,037	0.26	1.35	to	2.10	11.84	to	11.00
2020	94,370	18.0269	to	16.3512	1,622,456	2.17	1.35	to	2.10	7.78	to	6.96
2019	99,509	16.7261	to	15.2867	1,593,821	2.25	1.35	to	2.10	16.61	to	15.73
2018	147,304	14.3435	to	13.2086	2,045,495	1.54	1.35	to	2.10	(7.68)	to	(8.38)

AO5
2022	521,941	11.8567	to	10.8508	5,981,039	2.52	1.35	to	2.10	(19.77)	to	(20.37)
2021	566,663	14.7784	to	13.6271	8,113,930	1.54	1.35	to	2.10	7.80	to	6.99
2020	641,847	13.7085	to	12.7364	8,546,297	1.51	1.35	to	2.10	3.44	to	2.66
2019	704,288	13.2520	to	12.4059	9,080,027	1.79	1.35	to	2.10	13.69	to	12.83
2018	803,473	11.6564	to	10.9949	9,144,741	1.61	1.35	to	2.10	(8.60)	to	(9.29)

AM2
2022	20,076	10.3369	to	9.3054	198,690	—	1.35	to	2.05	(28.78)	to	(29.28)
2021	18,685	14.5136	to	13.1576	260,614	—	1.35	to	2.05	6.55	to	5.81
2020	19,046	13.6210	to	12.4357	250,147	1.12	1.35	to	2.05	27.85	to	26.95
2019	27,661	10.6537	to	9.7956	284,313	0.28	1.35	to	2.05	25.52	to	24.64
2018	32,928	8.4878	to	7.8593	271,769	0.46	1.35	to	2.05	(18.72)	to	(19.29)

A98
2022	112,925	7.3564	to	6.6222	791,297	3.93	1.35	to	2.05	(14.95)	to	(15.55)
2021	132,953	8.6500	to	7.8417	1,096,426	1.65	1.35	to	2.05	9.36	to	8.59
2020	151,581	7.9095	to	7.2211	1,144,589	1.59	1.35	to	2.05	0.83	to	0.12
2019	156,271	7.8443	to	7.2124	1,174,763	0.77	1.35	to	2.05	15.22	to	14.41
2018	191,981	6.8083	to	6.3041	1,259,714	1.06	1.35	to	2.05	(24.02)	to	(24.56)

A74
2022	24,385	25.4757	to	23.3827	602,878	0.84	1.35	to	2.10	(16.95)	to	(17.57)
2021	27,529	30.6751	to	28.3683	821,153	0.60	1.35	to	2.10	33.78	to	32.77
2020	38,021	22.9294	to	21.3658	850,424	0.82	1.35	to	2.10	1.66	to	0.89
2019	40,008	22.5546	to	21.1765	881,102	0.31	1.35	to	2.10	18.29	to	17.40
2018	59,042	19.0676	to	18.0383	1,099,759	0.21	1.35	to	2.10	(16.44)	to	(17.08)

B18
2022	1,129,282	18.7375	to	16.8197	20,128,354	—	1.35	to	2.10	(17.20)	to	(17.83)
2021	1,262,479	22.6305	to	20.4681	27,264,156	0.81	1.35	to	2.10	4.98	to	4.19
2020	1,386,130	21.5564	to	19.6446	28,596,061	1.22	1.35	to	2.10	19.08	to	18.18
2019	1,598,624	18.1025	to	16.6225	27,797,557	1.20	1.35	to	2.10	16.17	to	15.30
2018	1,923,309	15.5828	to	14.4173	28,894,088	0.82	1.35	to	2.10	(8.83)	to	(9.52)

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE NY VARIABLE ACCOUNT C - REGATTA

(A Separate Account of Delaware Life Insurance Company of New York)

10. FINANCIAL HIGHLIGHTS (CONTINUED)

	At December 31,					For the years ended December 31,
	Units	Unit Value[4]			Net Assets	Investment Income Ratio[1]	Expense Ratio lowest to highest[2]			Total Return[3]
C60
2022	103,748	$18.9064	to	$17.9751	$1,917,756	—%	1.35%	to	2.10%	-32.45%	to	-32.96%
2021	96,036	27.9906	to	26.8137	2,636,244	—	1.35	to	2.10	26.63	to	25.67
2020	125,438	22.1051	to	21.3362	2,728,395	—	1.35	to	2.10	32.60	to	31.60
2019	177,248	16.6709	to	16.2133	2,917,816	—	1.35	to	2.10	33.71	to	32.70
2018	222,455	12.4681	to	12.2179	2,748,308	—	1.35	to	2.10	(5.43)	to	(6.15)

C90
2022	43,704	18.2651	to	17.3659	778,389	—	1.35	to	2.10	(29.15)	to	(29.69)
2021	40,149	25.7817	to	24.6982	1,013,694	—	1.35	to	2.10	16.68	to	15.81
2020	44,253	22.0952	to	21.3271	960,960	—	1.35	to	2.10	29.83	to	28.85
2019	94,576	17.0185	to	16.5516	1,595,516	—	1.35	to	2.10	29.66	to	28.69
2018	117,175	13.1250	to	12.8616	1,527,053	—	1.35	to	2.10	(3.97)	to	(4.70)

C58
2022	22,301	12.0534	to	11.4596	261,694	0.78	1.35	to	2.10	(16.05)	to	(16.68)
2021	31,419	14.3572	to	13.7534	443,363	1.15	1.35	to	2.10	8.27	to	7.45
2020	23,977	13.2611	to	12.7996	311,964	1.48	1.35	to	2.10	7.36	to	6.55
2019	27,261	12.3524	to	12.0133	331,973	1.78	1.35	to	2.10	23.46	to	22.53
2018	34,101	10.0049	to	9.8040	338,017	2.61	1.35	to	2.10	(17.94)	to	(18.56)

FD7
2022	198,415	23.7800	to	21.0821	4,463,531	1.04	1.35	to	2.10	(19.29)	to	(19.89)
2021	215,079	29.4625	to	26.3178	6,013,321	0.73	1.35	to	2.10	16.40	to	15.53
2020	239,340	25.3108	to	22.7807	5,761,578	1.17	1.35	to	2.10	20.48	to	19.57
2019	298,923	21.0086	to	19.0523	5,995,622	1.56	1.35	to	2.10	22.44	to	21.52
2018	311,291	17.1577	to	15.6780	5,115,062	1.26	1.35	to	2.10	(5.73)	to	(6.45)

F24
2022	416,197	28.4040	to	25.3775	11,196,642	0.27	1.35	to	2.10	(27.48)	to	(28.02)
2021	407,907	39.1653	to	35.2574	15,192,718	0.03	1.35	to	2.10	25.79	to	24.85
2020	495,871	31.1343	to	28.2407	14,751,882	0.08	1.35	to	2.10	28.48	to	27.51
2019	615,874	24.2335	to	22.1483	14,322,515	0.21	1.35	to	2.10	29.51	to	28.53
2018	751,998	18.7120	to	17.2315	13,558,831	0.44	1.35	to	2.10	(7.90)	to	(8.60)

F88
2022	1,569		16.9179		26,538	1.92		1.65			(15.08)
2021	1,646		19.9222		32,798	0.81		1.65			3.86
2020	1,679	19.1820	to	18.5989	32,209	0.28	1.65	to	1.85	10.39	to	10.16
2019	8,330	17.3768	to	16.8827	141,503	1.83	1.65	to	1.85	13.85	to	13.62
2018	8,753	15.2634	to	14.8596	130,781	1.36	1.65	to	1.85	(5.85)	to	(6.04)

FB9
2022	32,402	18.9983	to	16.6712	574,454	1.88	1.35	to	2.10	(15.93)	to	(16.57)
2021	36,078	22.5993	to	19.9814	765,242	0.92	1.35	to	2.10	5.95	to	5.15
2020	24,766	21.3308	to	19.0028	493,628	1.07	1.35	to	2.10	12.03	to	11.19
2019	24,884	19.0399	to	17.0910	445,878	1.81	1.35	to	2.10	16.38	to	15.51
2018	25,681	16.3594	to	14.7962	398,082	1.10	1.35	to	2.10	(6.56)	to	(7.27)

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE NY VARIABLE ACCOUNT C - REGATTA

(A Separate Account of Delaware Life Insurance Company of New York)

10. FINANCIAL HIGHLIGHTS (CONTINUED)

	At December 31,					For the years ended December 31,
	Units	Unit Value[4]			Net Assets	Investment Income Ratio[1]	Expense Ratio lowest to highest[2]			Total Return[3]
F15
2022	36,103	$19.7056	to	$17.2918	$680,091	1.73%	1.35%	to	2.10%	(17.10%)	to	(17.72%)
2021	41,884	23.7698	to	21.0163	950,740	0.88	1.35	to	2.10	7.79	to	6.98
2020	36,447	22.0515	to	19.6449	769,944	1.04	1.35	to	2.10	13.17	to	12.32
2019	38,339	19.4848	to	17.4903	716,983	1.79	1.35	to	2.10	18.26	to	17.37
2018	54,554	16.4756	to	14.9013	862,356	1.27	1.35	to	2.10	(7.35)	to	(8.05)

F41
2022	142,324	26.6850	to	23.6573	3,615,619	0.26	1.35	to	2.10	(16.11)	to	(16.74)
2021	156,175	31.8097	to	28.4142	4,742,524	0.34	1.35	to	2.10	23.62	to	22.69
2020	195,100	25.7319	to	23.1595	4,808,293	0.38	1.35	to	2.10	16.28	to	15.40
2019	279,830	22.1301	to	20.0692	5,969,631	0.66	1.35	to	2.10	21.51	to	20.60
2018	318,741	18.2120	to	16.6413	5,596,727	0.42	1.35	to	2.10	(15.93)	to	(16.56)

FE3
2022	965,678	16.1058	to	14.2785	14,628,554	2.07	1.35	to	2.10	(9.40)	to	(10.08)
2021	1,122,252	17.7769	to	15.8795	18,874,771	0.91	1.35	to	2.10	3.04	to	2.26
2020	1,184,029	17.2532	to	15.5285	19,395,640	2.61	1.35	to	2.10	5.41	to	4.61
2019	1,328,291	16.3676	to	14.8436	20,702,291	0.30	1.35	to	2.10	15.80	to	14.93
2018	1,575,345	14.1346	to	12.9157	21,284,255	2.09	1.35	to	2.10	(11.76)	to	(12.43)

T21

2022	65,711	14.8413	to	13.4838	923,843	2.59	1.35	to	1.90	(23.03)	to	(23.46)
2021	60,484	19.2827	to	17.6169	1,108,643	0.87	1.35	to	1.90	(7.01)	to	(7.53)
2020	58,638	20.7363	to	19.0507	1,160,265	4.57	1.35	to	1.90	15.60	to	14.96
2019	85,122	17.9377	to	16.5723	1,460,684	0.99	1.35	to	1.90	24.99	to	24.30
2018	104,466	14.3512	to	13.3327	1,438,655	0.84	1.35	to	1.90	(16.94)	to	(17.40)

T20
2022	248,465	16.5296	to	17.0956	4,337,124	2.97	1.35	to	2.10	(8.85)	to	(9.53)
2021	287,167	18.1341	to	18.8971	5,499,879	1.80	1.35	to	2.10	2.76	to	1.98
2020	313,938	17.6476	to	18.5297	5,873,621	3.50	1.35	to	2.10	(2.49)	to	(3.23)
2019	324,820	18.0988	to	19.1480	6,230,355	1.73	1.35	to	2.10	11.01	to	10.18
2018	373,065	16.3032	to	17.0774	6,465,414	2.64	1.35	to	2.10	(16.59)	to	(17.22)

FE6
2022	54,224	16.3394	to	15.0421	855,071	1.66	1.35	to	1.90	(17.13)	to	(17.59)
2021	61,176	19.7167	to	18.2527	1,163,263	1.71	1.35	to	1.90	10.18	to	9.57
2020	72,532	17.8952	to	16.6589	1,259,192	1.48	1.35	to	1.90	10.23	to	9.62
2019	77,460	16.2337	to	15.1969	1,222,241	3.54	1.35	to	1.90	18.25	to	17.59
2018	128,152	13.7288	to	12.9239	1,702,873	3.17	1.35	to	1.90	(10.87)	to	(11.37)

T59
2022	9,222	8.8746	to	8.3326	79,528	—	1.35	to	1.90	(6.40)	to	(6.92)
2021	11,013	9.4815	to	8.9522	101,987	—	1.35	to	1.90	(6.29)	to	(6.81)
2020	11,697	10.1180	to	9.6065	115,669	10.18	1.35	to	1.90	(6.63)	to	(7.15)
2019	20,757	10.8364	to	10.3463	219,441	7.46	1.35	to	1.90	0.49	to	(0.07)
2018	8,613	10.7840	to	10.3539	91,349	—	1.35	to	1.90	0.52	to	(0.05)

F56
2022	29,013	22.8420	to	19.7809	614,030	0.16	1.35	to	2.05	(12.69)	to	(13.31)
2021	32,512	26.1629	to	22.8167	791,023	1.11	1.35	to	2.05	3.46	to	2.73
2020	40,015	25.2881	to	20.8206	944,286	2.84	1.35	to	2.10	4.37	to	3.58
2019	49,960	24.2291	to	20.1004	1,124,133	2.77	1.35	to	2.10	13.60	to	12.75
2018	70,630	21.3277	to	17.8276	1,412,931	1.97	1.35	to	2.10	(16.00)	to	(16.64)

F59
2022	172,953	17.6465	to	15.6445	2,924,303	4.88	1.35	to	2.10	(6.74)	to	(7.44)
2021	203,514	18.9227	to	16.9030	3,695,904	4.64	1.35	to	2.10	15.18	to	14.32
2020	240,191	16.4283	to	14.7861	3,796,233	5.93	1.35	to	2.10	(0.67)	to	(1.42)
2019	253,513	16.5384	to	14.9985	4,042,835	5.34	1.35	to	2.10	14.50	to	13.63
2018	315,061	14.4445	to	13.1990	4,388,933	4.74	1.35	to	2.10	(5.60)	to	(6.31)

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE NY VARIABLE ACCOUNT C - REGATTA

(A Separate Account of Delaware Life Insurance Company of New York)

10. FINANCIAL HIGHLIGHTS (CONTINUED)

	At December 31,					For the years ended December 31,
	Units	Unit Value[4]			Net Assets	Investment Income Ratio[1]	Expense Ratio lowest to highest[2]			Total Return[3]
FF0
2022	3,154	$16.4155	to	$15.6828	$50,951	4.58%	1.65%	to	2.05%	(7.14%)	to	(7.51%)
2021	4,001	17.6783	to	16.9570	69,759	4.15	1.65	to	2.05	14.67	to	14.21
2020	5,641	15.4168	to	14.8472	86,124	5.73	1.65	to	2.05	(1.08)	to	(1.48)
2019	6,156	15.9829	to	15.0701	95,186	6.05	1.35	to	2.05	14.49	to	13.68
2018	10,562	13.9607	to	13.2565	144,896	4.68	1.35	to	2.05	(5.71)	to	(6.38)

F54
2022	322,806	28.2071	to	23.0680	7,895,047	1.78	1.35	to	2.05	(8.68)	to	(9.32)
2021	394,822	30.8867	to	25.4378	10,587,939	2.86	1.35	to	2.05	17.56	to	16.74
2020	462,401	26.2722	to	21.7903	10,561,657	2.96	1.35	to	2.05	(6.33)	to	(6.99)
2019	449,291	28.0465	to	23.4270	10,987,854	1.76	1.35	to	2.05	20.92	to	20.07
2018	529,228	23.1939	to	19.3553	10,740,431	2.31	1.35	to	2.10	(10.30)	to	(10.98)

FG8
2022	969		19.6926		19,085	1.73		1.35			(8.71)
2021	1,083		21.5721		23,353	2.76		1.35			17.46
2020	1,217		18.3655		22,356	2.84		1.35			(6.45)
2019	1,068		19.6320		20,972	1.73		1.35			20.79
2018	1,136		16.2532		18,466	2.25		1.35			(10.39)

F53
2022	28,239	48.8592	to	41.4247	1,168,030	0.98	1.35	to	2.10	(11.27)	to	(11.94)
2021	34,190	55.0673	to	47.0418	1,595,412	0.96	1.35	to	2.10	23.68	to	22.75
2020	44,108	44.5244	to	36.0901	1,682,295	1.66	1.35	to	2.10	3.77	to	2.99
2019	46,164	42.9074	to	37.2129	1,698,815	1.04	1.35	to	2.10	24.65	to	23.71
2018	63,306	34.4232	to	28.3277	1,863,914	0.89	1.35	to	2.10	(14.06)	to	(14.71)

FJ9
2022	1,886	25.6218	to	25.3342	48,204	0.87	1.65	to	1.75	(11.59)	to	(11.67)
2021	2,051	28.9793	to	28.6822	59,289	0.82	1.65	to	1.75	23.11	to	22.99
2020	2,291	23.5386	to	23.3201	53,826	1.59	1.65	to	1.75	3.40	to	3.29
2019	2,200	22.7655	to	22.5764	50,001	0.91	1.65	to	1.75	24.15	to	24.03
2018	2,424	18.3367	to	18.2023	44,378	0.77	1.65	to	1.75	(14.45)	to	(14.53)

T28
2022	38,675	13.7768	to	12.3131	506,779	4.34	1.35	to	2.05	(11.95)	to	(12.57)
2021	40,767	15.6467	to	14.0832	608,576	3.23	1.35	to	2.05	0.73	to	0.03
2020	46,778	15.5327	to	14.0794	695,664	5.22	1.35	to	2.05	2.03	to	1.31
2019	52,268	15.2232	to	13.8967	762,842	5.16	1.35	to	2.05	6.60	to	5.85
2018	46,984	14.2807	to	13.1285	645,301	2.77	1.35	to	2.05	(3.46)	to	(4.14)

FJ0
2022	104		10.5182		1,098	4.05		1.75			(12.39)
2021	110		12.0061		1,315	3.15		1.75			0.28
2020	113		11.9728		1,357	4.73		1.75			1.54
2019	118		11.7912		1,386	5.03		1.75			6.05
2018	121		11.1180		1,349	2.52		1.75			(3.95)

V35
2022	7,039	23.7271	to	22.1753	164,388	0.45	1.65	to	2.10	(4.46)	to	(4.89)
2021	8,145	24.8344	to	23.3154	199,168	0.23	1.65	to	2.10	25.53	to	24.96
2020	8,753	20.5708	to	18.6583	170,773	0.65	1.35	to	2.10	(0.50)	to	(1.26)
2019	9,295	20.6752	to	18.8957	183,393	0.34	1.35	to	2.10	23.03	to	22.10
2018	18,139	16.8049	to	15.4750	292,081	0.18	1.35	to	2.10	(14.05)	to	(14.70)

V13
2022	67,435	24.8779	to	22.2344	1,575,930	1.33	1.35	to	2.05	(0.51)	to	(1.21)
2021	77,218	25.0052	to	22.5059	1,824,554	1.61	1.35	to	2.05	31.25	to	30.33
2020	96,800	19.0512	to	17.2682	1,746,278	2.21	1.35	to	2.05	(2.42)	to	(3.11)
2019	99,058	19.5245	to	17.8227	1,837,705	1.38	1.35	to	2.05	23.26	to	22.39
2018	150,202	15.8403	to	14.5619	2,276,107	1.30	1.35	to	2.05	(13.55)	to	(14.16)

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE NY VARIABLE ACCOUNT C - REGATTA

(A Separate Account of Delaware Life Insurance Company of New York)

10. FINANCIAL HIGHLIGHTS (CONTINUED)

	At December 31,					For the years ended December 31,
	Units	Unit Value[4]			Net Assets	Investment Income Ratio[1]	Expense Ratio lowest to highest[2]			Total Return[3]
V11
2022	174,672	$22.9851	to	$20.5362	$3,891,830	1.44%	1.35%	to	2.10%	(8.95%)	to	(9.64%)
2021	177,349	25.2457	to	22.7268	4,352,670	1.63	1.35	to	2.10	16.76	to	15.88
2020	197,004	21.6223	to	19.6125	4,145,156	2.25	1.35	to	2.10	8.17	to	7.35
2019	204,881	19.9892	to	18.2691	3,996,420	2.31	1.35	to	2.10	18.39	to	17.50
2018	222,232	16.8837	to	15.5479	3,664,651	1.93	1.35	to	2.10	(10.95)	to	(11.62)

AC1
2022	11,608	15.2465	to	14.0747	164,252	1.45	1.35	to	2.05	(19.60)	to	(20.16)
2021	12,292	18.9635	to	17.6296	217,754	1.09	1.35	to	2.05	4.18	to	3.45
2020	12,007	18.2018	to	17.0413	205,627	2.18	1.35	to	2.05	12.20	to	11.41
2019	10,861	16.2221	to	15.2955	167,054	1.29	1.35	to	2.05	26.51	to	25.62
2018	7,363	12.8226	to	12.4495	92,006	1.67	1.35	to	1.75	(16.35)	to	(16.69)

J88
2022	162,023	9.8545	to	9.0971	1,545,643	1.78	1.35	to	2.05	(13.91)	to	(14.51)
2021	186,001	11.4465	to	10.6414	2,067,648	1.70	1.35	to	2.05	(2.99)	to	(3.67)
2020	185,078	11.7990	to	11.0467	2,126,774	1.67	1.35	to	2.05	6.23	to	5.48
2019	194,625	11.1072	to	10.4728	2,111,961	2.41	1.35	to	2.05	6.41	to	5.67
2018	191,680	10.4377	to	9.9111	1,962,485	2.28	1.35	to	2.05	(1.58)	to	(2.27)

J94
2022	26,860	35.2252	to	32.3318	895,988	0.23	1.35	to	2.10	(19.98)	to	(20.58)
2021	32,125	44.0222	to	40.7123	1,346,798	0.53	1.35	to	2.10	27.28	to	26.32
2020	37,985	34.5881	to	32.2300	1,255,089	0.58	1.35	to	2.10	23.26	to	22.33
2019	37,672	28.0611	to	26.3469	1,015,934	0.51	1.35	to	2.10	29.67	to	28.69
2018	29,766	21.6403	to	20.4724	622,098	0.87	1.35	to	2.10	(7.69)	to	(8.39)

L11
2022	204,934	9.4040	to	8.4016	1,816,060	3.21	1.35	to	2.10	(16.26)	to	(16.89)
2021	234,251	11.2296	to	10.1086	2,484,849	1.80	1.35	to	2.10	4.05	to	3.26
2020	247,079	10.7929	to	9.7892	2,529,318	2.71	1.35	to	2.10	(2.61)	to	(3.34)
2019	260,716	11.0819	to	10.1279	2,755,891	0.89	1.35	to	2.10	16.55	to	15.67
2018	308,382	9.5082	to	8.7556	2,812,141	1.91	1.35	to	2.10	(19.66)	to	(20.27)

L18
2022	35,140	33.5648	to	29.0290	1,110,846	—	1.35	to	2.10	(33.44)	to	(33.94)
2021	31,359	50.4277	to	43.9439	1,493,218	—	1.35	to	2.10	5.02	to	4.23
2020	35,752	48.0160	to	42.1600	1,629,819	—	1.35	to	2.10	37.50	to	36.46
2019	47,932	34.9213	to	30.8955	1,593,195	—	1.35	to	2.10	34.53	to	33.52
2018	64,072	25.9578	to	23.1396	1,585,547	—	1.35	to	2.10	(4.20)	to	(4.93)

L17
2022	64,535	31.9776	to	27.9278	1,929,507	1.02	1.35	to	2.05	(13.17)	to	(13.77)
2021	72,364	36.8261	to	32.3894	2,502,428	0.76	1.35	to	2.05	25.60	to	24.72
2020	96,340	29.3202	to	25.9700	2,661,274	1.21	1.35	to	2.05	0.40	to	(0.31)
2019	100,271	29.2038	to	26.0504	2,767,866	1.21	1.35	to	2.05	19.88	to	19.04
2018	115,251	24.3611	to	21.7163	2,660,421	1.48	1.35	to	2.10	(9.40)	to	(10.09)

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE NY VARIABLE ACCOUNT C - REGATTA

(A Separate Account of Delaware Life Insurance Company of New York)

10. FINANCIAL HIGHLIGHTS (CONTINUED)

	At December 31,					For the years ended December 31,
	Units	Unit Value[4]			Net Assets	Investment Income Ratio[1]	Expense Ratio lowest to highest[2]			Total Return[3]
MD8
2022	98,217	$12.1448	to	$11.0677	$1,136,073	1.21%		1.40%			(0.22%)
2021	92,918	12.1719	to	11.0923	1,068,872	—		1.40			(1.38)
2020	133,068	12.3425	to	11.2478	1,537,097	0.21		1.40			(1.17)
2019	117,775	12.4886	to	11.3809	1,387,785	1.63		1.40			0.23
2018	112,911	12.4598	to	11.3547	1,328,741	1.26		1.40			(0.15)

M07
2022	438,426		16.1257		7,071,899	1.73		1.40			(10.83)
2021	468,248		18.0842		8,472,460	1.80		1.40			12.54
2020	501,626		16.0693		8,075,542	2.21		1.40			8.29
2019	606,626		14.8390		9,011,067	2.30		1.40			18.72
2018	679,990		12.4991		8,538,978	2.17		1.40			(6.92)

M35
2022	1,180,781	15.8010	to	14.7159	18,144,538	1.48	1.35	to	2.10	(11.05)	to	(11.72)
2021	1,273,514	17.7642	to	16.6695	22,074,051	1.61	1.35	to	2.10	12.30	to	11.46
2020	1,415,890	15.8180	to	14.9560	21,891,561	2.06	1.35	to	2.10	8.04	to	7.22
2019	1,665,138	14.6412	to	13.9486	23,943,777	2.11	1.35	to	2.10	18.50	to	17.61
2018	1,869,132	12.3555	to	11.7308	22,743,963	1.95	1.35	to	2.30	(7.15)	to	(8.04)

M31
2022	87,521		62.2907		5,455,499	—		1.40			(32.58)
2021	89,673		92.3910		8,297,513	—		1.40			21.83
2020	104,014		75.8388		7,894,411	—		1.40			30.03
2019	115,803		58.3241		6,759,846	—		1.40			36.24
2018	128,275		42.8098		5,502,279	0.09		1.40			1.24

M80
2022	14,335	49.7471	to	47.8674	678,707	—	1.35	to	2.05	(32.72)	to	(33.19)
2021	15,301	73.9434t	to	71.6523	1,088,772	—	1.35	to	2.05	21.58	to	20.72
2020	16,700	60.8196	to	59.3518	980,985	—	1.35	to	2.05	29.76	to	28.85
2019	12,559	46.8706	to	46.0636	555,026	—	1.35	to	2.05	35.92	to	34.97
2018	33,123	34.4831	to	34.1289	996,413	—	1.35	to	2.05	1.02	to	0.31

M41
2022	25,751	32.9351	to	26.9145	876,364	—	1.35	to	2.05	(29.75)	to	(30.24)
2021	28,033	46.8834	to	38.5838	1,363,922	—	1.35	to	2.05	12.34	to	11.55
2020	29,279	41.7324	to	34.5876	1,273,892	—	1.35	to	2.05	34.28	to	33.34
2019	36,498	31.0780	to	25.9399	1,190,942	—	1.35	to	2.05	36.42	to	35.46
2018	47,690	22.7817	to	19.1496	1,150,677	—	1.35	to	2.05	(0.41)	to	(1.12)

M05
2022	27,975		17.8272		505,909	—		1.40			(30.73)
2021	30,292		25.7352		795,379	—		1.40			0.39
2020	32,246		25.6346		841,447	—		1.40			43.87
2019	45,911		17.8183		829,380	—		1.40			39.74
2018	57,153		12.7508		735,616	—		1.40			(2.85)

M42
2022	67,031	23.3354	to	21.6102	1,467,386	—	1.35	to	2.10	(30.94)	to	(31.46)
2021	61,438	33.7885	to	31.5279	1,950,082	—	1.35	to	2.10	0.20	to	(0.55)
2020	66,695	33.7195	to	31.7023	2,123,730	—	1.35	to	2.10	43.62	to	42.54
2019	121,057	23.4782	to	22.2415	2,727,492	—	1.35	to	2.10	39.37	to	38.32
2018	157,413	16.8456	to	16.0792	2,555,344	—	1.35	to	2.10	(3.05)	to	(3.78)

M89
2022	2,164,251	11.2325	to	9.5204	21,597,272	2.44	0.65	to	2.10	(14.74)	to	(15.97)
2021	2,533,455	13.1744	to	11.3303	29,955,969	2.47	0.65	to	2.10	(1.71)	to	(3.14)
2020	2,620,433	13.4036	to	11.6970	31,859,255	3.24	0.65	to	2.10	7.47	to	5.91
2019	2,903,126	12.4721	to	11.0445	33,191,779	3.11	0.65	to	2.10	9.21	to	7.62
2018	3,319,554	11.4207	to	10.2621	35,124,844	2.96	0.65	to	2.10	(1.97)	to	(3.40)

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE NY VARIABLE ACCOUNT C - REGATTA

(A Separate Account of Delaware Life Insurance Company of New York)

10. FINANCIAL HIGHLIGHTS (CONTINUED)

	At December 31,					For the years ended December 31,
	Units	Unit Value[4]			Net Assets	Investment Income Ratio[1]	Expense Ratio lowest to highest[2]			Total Return[3]
M82
2022	306,207	$26.5084	to	$24.5489	$7,823,653	0.20%	1.35%	to	2.10%	(18.54%)	to	(19.15%)
2021	339,424	32.5425	to	30.3654	10,691,516	0.33	1.35	to	2.10	22.84	to	21.91
2020	422,559	26.4923	to	24.9074	10,881,892	0.53	1.35	to	2.10	14.74	to	13.88
2019	490,643	23.0883	to	21.8721	11,050,147	0.57	1.35	to	2.10	30.82	to	29.83
2018	610,688	17.6492	to	16.8464	10,552,753	0.44	1.35	to	2.10	(5.92)	to	(6.63)

M44
2022	214,535		15.2457		3,270,600	2.41		1.40			(0.63)
2021	219,170		15.3431		3,368,148	1.76		1.40			12.51
2020	245,696		13.6365		3,382,647	2.48		1.40			4.43
2019	275,179		13.0576		3,618,162	4.02		1.40			23.34
2018	285,466		10.5867		3,061,786	1.10		1.40			(0.35)

M40
2022	141,842	14.9727	to	14.0488	2,071,014	2.18	1.35	to	2.10	(0.87)	to	(1.62)
2021	165,447	15.1043	to	14.2796	2,440,136	1.48	1.35	to	2.10	12.29	to	11.45
2020	203,811	13.4511	to	12.8131	2,685,403	2.12	1.35	to	2.10	4.20	to	3.41
2019	236,902	12.9095	to	12.3908	3,005,533	3.71	1.35	to	2.10	23.12	to	22.19
2018	299,158	10.4852	to	10.1402	3,089,153	0.82	1.35	to	2.10	(0.55)	to	(1.31)

M83
2022	296,714	25.7014	to	23.8017	6,759,986	1.38	1.35	to	2.10	(7.17)	to	(7.87)
2021	341,005	27.6872	to	25.8348	8,478,596	1.31	1.35	to	2.10	23.76	to	22.83
2020	419,190	22.3709	to	21.0325	8,517,669	1.59	1.35	to	2.10	2.08	to	1.31
2019	487,661	21.9157	to	20.7614	9,717,219	2.08	1.35	to	2.10	28.05	to	27.09
2018	603,787	17.1144	to	16.3360	9,485,077	1.52	1.35	to	2.10	(11.30)	to	(11.98)

M08
2022	212,174	25.0629	to	23.2103	5,102,329	1.15	1.35	to	2.10	(7.40)	to	(8.10)
2021	258,353	27.0670	to	25.2561	6,729,819	1.15	1.35	to	2.10	23.47	to	22.54
2020	320,952	21.9214	to	20.6098	6,791,919	1.24	1.35	to	2.10	1.83	to	1.06
2019	414,051	21.5281	to	20.3942	8,696,775	1.90	1.35	to	2.10	27.76	to	26.80
2018	490,587	16.8501	to	16.0837	8,086,915	1.30	1.35	to	2.10	(11.57)	to	(12.24)

MB6
2022	146,666	81.2364	to	54.9625	8,687,538	1.12		1.40			(17.16)
2021	152,050	98.0689	to	66.3509	10,923,209	1.10		1.40			27.74
2020	159,778	76.7737	to	51.9431	8,996,332	1.60		1.40			13.74
2019	188,843	67.4990	to	45.6681	9,225,582	1.48		1.40			27.39
2018	209,167	52.9864	to	35.8492	8,007,100	1.34		1.40			(9.02)

MB7
2022	68,303	38.7963	to	36.0620	2,593,849	0.86	1.35	to	2.10	(17.33)	to	(17.95)
2021	73,453	46.9295	to	43.9525	3,381,978	0.91	1.35	to	2.10	27.45	to	26.49
2020	96,099	36.8234	to	34.7488	3,481,671	1.40	1.35	to	2.10	13.51	to	12.65
2019	110,800	32.4410	to	30.8463	3,545,992	1.22	1.35	to	2.10	27.14	to	26.18
2018	137,475	25.5163	to	24.4460	3,477,443	1.14	1.35	to	2.10	(9.24)	to	(9.92)

MC0
2022	31,094		21.7951		658,668	3.42		1.40			(17.51)
2021	31,946		26.4221		828,303	2.93		1.40			(2.76)
2020	35,215		27.1729		953,170	3.74		1.40			9.04
2019	35,164		24.9210		873,512	3.76		1.40			13.07
2018	38,008		22.0412		837,152	3.54		1.40			(4.35)

MA0
2022	549,274	18.0071	to	13.8268	8,505,095	3.09	1.35	to	2.10	(17.74)	to	(18.36)
2021	597,835	21.8915	to	16.9368	11,293,644	2.69	1.35	to	2.10	(2.98)	to	(3.71)
2020	613,338	22.5645	to	17.5898	11,978,402	3.10	1.35	to	2.10	8.85	to	8.03
2019	743,031	20.7300	to	18.2681	13,422,147	3.56	1.35	to	2.10	12.92	to	12.07
2018	768,818	18.3586	to	16.3010	12,336,455	3.60	1.35	to	2.10	(4.62)	to	(5.34)

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE NY VARIABLE ACCOUNT C - REGATTA

(A Separate Account of Delaware Life Insurance Company of New York)

10. FINANCIAL HIGHLIGHTS (CONTINUED)

	At December 31,					For the years ended December 31,
	Units	Unit Value[4]			Net Assets	Investment Income Ratio[1]	Expense Ratio lowest to highest[2]			Total Return[3]
MC2
2022	27,285		$50.4029		$1,375,178	0.31%		1.40%			(18.41%)
2021	28,994		61.7775		1,791,176	0.43		1.40			23.58
2020	34,831		49.9898		1,737,425	0.79		1.40			17.06
2019	32,863		42.7034		1,400,859	0.82		1.40			31.35
2018	36,207		32.5108		1,176,941	0.67		1.40			(5.17)

MC1
2022	54,309	30.9378	to	27.6507	1,565,755	0.09	1.35	to	2.05	(18.59)	to	(19.17)
2021	58,485	38.0045	to	34.2063	2,085,347	0.27	1.35	to	2.05	23.37	to	22.51
2020	67,928	30.8049	to	27.9222	1,972,642	0.46	1.35	to	2.05	16.79	to	15.97
2019	82,430	26.3769	to	24.0781	2,067,684	0.56	1.35	to	2.05	31.08	to	30.16
2018	93,338	20.1224	to	18.4986	1,794,033	0.44	1.35	to	2.05	(5.37)	to	(6.04)

MC3
2022	7,742		20.9434		164,363	4.20		1.40			(20.83)
2021	7,798		26.4528		208,743	0.49		1.40			(8.04)
2020	9,020		28.7654		261,797	3.22		1.40			9.03
2019	9,212		26.3821		244,860	0.61		1.40			18.85
2018	11,574		22.1976		257,983	0.35		1.40			(15.14)

MA1
2022	78,618	13.6967	to	12.1243	1,030,762	3.88	1.35	to	2.05	(21.02)	to	(21.58)
2021	84,779	17.3424	to	15.4601	1,409,657	0.26	1.35	to	2.05	(8.28)	to	(8.92)
2020	82,823	18.9074	to	16.9745	1,504,709	2.77	1.35	to	2.05	8.84	to	8.08
2019	115,590	17.3714	to	15.7062	1,944,925	0.39	1.35	to	2.05	18.56	to	17.73
2018	127,543	14.6516	to	13.3408	1,814,562	0.11	1.35	to	2.05	(15.29)	to	(15.89)

MC4
2022	7,827	17.1553	to	14.0444	120,376	1.52		1.40			(18.38)
2021	7,910	21.0173	to	17.2062	149,694	2.24		1.40			(8.71)
2020	10,479	23.0220	to	18.8474	215,758	1.33		1.40			9.07
2019	11,239	21.1076	to	17.2801	211,035	2.43		1.40			4.61
2018	11,869	20.1770	to	16.5182	213,630	0.91		1.40			(2.48)

MC5
2022	124		12.4944		1,548	1.25		1.60			(18.70)
2021	124		15.3681		1,905	2.12		1.60			(9.20)
2020	124		16.9246		2,099	1.11		1.60			8.58
2019	124	16.0159	to	15.5870	1,935	1.43	1.45	to	1.60	4.26	to	4.10
2018	233	15.3616	to	14.9727	3,525	0.62	1.45	to	1.60	(2.76)	to	(2.90)

MC6
2022	25,679	67.9151	to	57.8372	1,580,458	0.19		1.40			(20.23)
2021	27,649	85.1343	to	72.5013	2,137,589	0.08		1.40			16.88
2020	29,379	72.8370	to	62.0288	1,962,550	0.49		1.40			19.08
2019	33,195	61.1641	to	52.0880	1,847,157	0.55		1.40			34.13
2018	41,768	45.6010	to	38.8343	1,721,468	0.49		1.40			(6.15)

MC7
2022	51		42.6727		2,168	—		1.70			(20.68)
2021	51		53.7996		2,736	—		1.70			16.21
2020	278	41.6527	to	46.2958	11,807	0.28	1.45	to	1.70	18.74	to	18.44
2019	278	35.0785	to	39.0872	9,962	0.27	1.45	to	1.70	33.70	to	33.36
2018	279	26.2376	to	29.3095	7,465	0.25	1.45	to	1.70	(6.44)	to	(6.68)

MC8
2022	107,225		37.4844		4,007,826	0.59		1.40			(18.81)
2021	110,200		46.1672		5,091,286	0.56		1.40			16.87
2020	117,645		39.5038		4,650,983	1.28		1.40			14.88
2019	130,675		34.3878		4,497,986	1.05		1.40			30.14
2018	146,545		26.4242		3,875,259	0.97		1.40			(10.10)

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE NY VARIABLE ACCOUNT C - REGATTA

(A Separate Account of Delaware Life Insurance Company of New York)

10. FINANCIAL HIGHLIGHTS (CONTINUED)

	At December 31,					For the years ended December 31,
	Units	Unit Value[4]			Net Assets	Investment Income Ratio[1]	Expense Ratio lowest to highest[2]			Total Return[3]
MC9
2022	1,602	$28.1153	to	$28.4774	$47,419	0.31%	1.55%	to	1.85%	(19.15%)	to	(19.39%)
2021	1,514	34.7742	to	35.3291	55,443	0.36	1.55	to	1.85	16.37	to	16.02
2020	1,626	29.8822	to	30.4512	51,186	1.10	1.55	to	1.85	14.44	to	14.09
2019	1,734	26.1126	to	27.0988	47,727	0.77	1.55	to	1.90	29.58	to	29.13
2018	2,006	20.1511	to	20.9864	42,594	0.72	1.55	to	1.90	(10.48)	to	(10.80)

MD0
2022	27,831		32.9791		923,566	2.11		1.40			(8.48)
2021	31,323		36.0345		1,134,173	1.01		1.40			1.37
2020	33,286		35.5486		1,187,806	1.64		1.40			4.76
2019	43,484		33.9348		1,480,418	2.83		1.40			13.00
2018	46,754		30.0315		1,407,248	0.78		1.40			(5.83)

M92
2022	1,615,347	13.8157	to	12.5129	21,380,499	1.87	1.35	to	2.10	(8.69)	to	(9.37)
2021	1,926,183	15.1301	to	13.8071	28,015,483	0.77	1.35	to	2.10	1.20	to	0.44
2020	2,109,915	14.9506	to	13.7468	30,408,887	1.53	1.35	to	2.10	4.55	to	3.77
2019	2,338,745	14.2993	to	13.2480	32,335,069	2.54	1.35	to	2.10	12.76	to	11.91
2018	2,765,187	12.6809	to	11.8377	33,981,361	0.51	1.35	to	2.10	(6.09)	to	(6.80)

M96
2022	42,681	20.3337	to	17.8988	801,430	2.08		1.40			(13.47)
2021	45,646	23.4984	to	20.6846	994,674	2.14		1.40			(3.24)
2020	51,604	24.2865	to	21.3782	1,175,749	2.92		1.40			4.90
2019	59,851	23.1510	to	20.3787	1,295,283	2.96		1.40			5.05
2018	62,820	22.0371	to	19.3982	1,291,572	3.14		1.40			(0.93)

MD2
2022	739,921	10.0254	to	10.4239	8,226,751	1.73	0.65	to	2.10	(13.02)	to	(14.27)
2021	841,559	11.5256	to	12.1596	10,869,894	1.99	0.65	to	2.10	(2.78)	to	(4.19)
2020	834,844	11.8547	to	12.6908	11,215,683	2.61	0.65	to	2.10	5.43	to	3.89
2019	905,260	11.2446	to	12.2152	11,660,034	2.67	0.65	to	2.10	5.66	to	4.13
2018	1,018,139	10.6424	to	11.7310	12,535,255	2.93	0.65	to	2.10	(0.48)	to	(1.93)

MA6
2022	31,494	34.0823	to	26.9476	925,462	5.56		1.40			(11.75)
2021	35,074	38.6198	to	30.5353	1,169,379	4.99		1.40			2.06
2020	40,524	37.8418	to	29.9201	1,316,172	5.54		1.40			3.63
2019	46,438	36.5166	to	28.8723	1,389,132	5.71		1.40			13.22
2018	48,310	32.2526	to	25.5010	1,293,851	5.38		1.40			(4.43)

MA3
2022	75,182	19.3955	to	20.3294	1,401,161	5.17	1.35	to	2.10	(11.98)	to	(12.64)
2021	88,806	22.0353	to	23.2712	1,891,219	4.74	1.35	to	2.10	1.69	to	0.93
2020	95,721	21.6681	to	23.0570	2,014,372	5.35	1.35	to	2.10	3.43	to	2.65
2019	103,643	20.9485	to	22.4609	2,124,714	5.18	1.35	to	2.10	12.90	to	12.05
2018	130,081	18.5557	to	17.3941	2,364,933	5.28	1.35	to	2.10	(4.55)	to	(5.27)

M97
2022	8,096		32.6348		270,271	0.60		1.40			(16.13)
2021	8,630		38.9106		342,140	0.51		1.40			7.76
2020	10,091		36.1097		364,735	1.46		1.40			14.23
2019	11,021		31.6111		348,960	1.22		1.40			25.54
2018	11,521		25.1801		292,050	1.01		1.40			(10.29)

MD5
2022	29,355	17.4782	to	15.6209	503,374	0.37	1.35	to	2.05	(16.32)	to	(16.91)
2021	34,989	20.8877	to	18.7999	716,533	0.39	1.35	to	2.05	7.53	to	6.77
2020	42,267	19.4258	to	17.6078	806,882	1.28	1.35	to	2.05	13.94	to	13.14
2019	48,469	17.0490	to	15.5630	811,079	1.00	1.35	to	2.05	25.40	to	24.52
2018	59,812	13.5956	to	12.4984	798,790	0.66	1.35	to	2.05	(10.53)	to	(11.16)

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE NY VARIABLE ACCOUNT C - REGATTA

(A Separate Account of Delaware Life Insurance Company of New York)

10. FINANCIAL HIGHLIGHTS (CONTINUED)

	At December 31,					For the years ended December 31,
	Units	Unit Value[4]			Net Assets	Investment Income Ratio[1]	Expense Ratio lowest to highest[2]			Total Return[3]
M98
2022	18,544		$52.8129		$982,960	0.79%		1.40%			(24.61%)
2021	19,613		70.0563		1,384,233	0.33		1.40			9.03
2020	23,134		64.2562		1,496,257	1.02		1.40			18.85
2019	27,009		54.0639		1,466,359	1.80		1.40			24.20
2018	34,834		43.5287		1,519,406	1.10		1.40			(10.75)

M93
2022	148,278	19.5675	to	17.4883	2,777,658	0.51	1.35	to	2.05	(24.78)	to	(25.31)
2021	149,057	26.0131	to	23.4133	3,721,750	0.14	1.35	to	2.05	8.79	to	8.03
2020	169,947	23.9110	to	21.6734	3,915,789	0.79	1.35	to	2.05	18.58	to	17.75
2019	245,409	20.1638	to	18.4065	4,781,960	1.42	1.35	to	2.05	23.96	to	23.09
2018	324,176	16.2662	to	14.9536	5,113,060	0.87	1.35	to	2.05	(10.95)	to	(11.58)

MD6
2022	248,168	40.2039	to	32.1145	8,532,865	0.11		1.40			(20.37)
2021	270,184	50.4903	to	40.3312	11,649,099	0.24		1.40			24.23
2020	283,386	40.6419	to	32.4644	9,798,550	0.46		1.40			20.83
2019	328,559	33.6363	to	26.8684	9,427,992	0.59		1.40			38.02
2018	366,719	24.3709	to	19.4672	7,636,321	0.56		1.40			(0.59)

MB3
2022	15,079	43.2387	to	41.4439	638,324	—	1.35	to	1.90	(20.53)	to	(20.97)
2021	18,318	54.4090	to	52.4415	980,836	0.03	1.35	to	1.90	23.97	to	23.28
2020	17,936	43.8902	to	42.5391	774,850	0.24	1.35	to	1.90	20.55	to	19.88
2019	16,402	36.4086	to	35.4854	587,613	0.33	1.35	to	1.90	37.71	to	36.94
2018	17,935	26.4395	to	25.0997	466,959	0.34	1.35	to	2.10	(0.79)	to	(1.54)

MD9
2022	852,035	9.7979	to	7.8487	7,390,577	1.18	0.65	to	2.10	0.52	to	(0.94)
2021	762,553	9.7474	to	7.9228	6,658,158	—	0.65	to	2.10	(0.65)	to	(2.09)
2020	916,835	9.8111	to	8.0919	8,107,284	0.20	0.65	to	2.10	(0.43)	to	(1.88)
2019	770,426	9.8538	to	8.2470	6,924,065	1.64	0.65	to	2.10	0.98	to	(0.49)
2018	830,554	9.7586	to	8.2874	7,454,672	1.23	0.65	to	2.10	0.60	to	(0.87)

ME2
2022	11,534		24.3121		275,058	1.85		1.40			(18.72)
2021	11,978		29.9105		360,485	0.81		1.40			10.03
2020	12,892		27.1843		352,462	2.39		1.40			11.38
2019	11,210		24.4068		275,404	1.38		1.40			26.27
2018	14,407		19.3284		279,898	1.44		1.40			(15.32)

ME3
2022	68,259	27.3601	to	22.6283	1,603,805	1.64	1.35	to	2.05	(18.91)	to	(19.48)
2021	70,022	33.7390	to	28.1011	2,037,364	0.67	1.35	to	2.05	9.77	to	9.00
2020	80,013	30.7362	to	25.7811	2,127,842	1.88	1.35	to	2.05	11.19	to	10.41
2019	100,801	27.6427	to	23.3507	2,420,107	1.17	1.35	to	2.05	25.95	to	25.07
2018	131,896	21.9471	to	19.1487	2,519,168	1.15	1.35	to	2.10	(15.48)	to	(16.12)

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE NY VARIABLE ACCOUNT C - REGATTA

(A Separate Account of Delaware Life Insurance Company of New York)

10. FINANCIAL HIGHLIGHTS (CONTINUED)

	At December 31,					For the years ended December 31,
	Units	Unit Value[4]			Net Assets	Investment Income Ratio[1]	Expense Ratio lowest to highest[2]			Total Return[3]
MA5
2022	47,296		$20.0385		$928,408	3.51%		1.40%			(14.90%)
2021	53,906		23.5464		1,253,794	3.07		1.40			(0.92)
2020	60,449		23.7656		1,436,613	3.70		1.40			7.83
2019	64,661		22.0391		1,424,936	3.53		1.40			10.06
2018	67,790		20.0249		1,357,272	3.97		1.40			(3.35)

MA7
2022	2,111	17.1749	to	16.7413	36,174	2.90	1.60	to	1.70	(15.22)	to	(15.31)
2021	2,257	20.8782	to	19.7668	45,636	2.94	1.45	to	1.70	(1.35)	to	(1.60)
2020	2,236	21.1640	to	20.0878	45,918	3.39	1.45	to	1.70	7.53	to	7.26
2019	2,241	19.6823	to	18.7286	42,882	3.38	1.45	to	1.70	9.68	to	9.41
2018	2,255	17.9451	to	14.5624	39,196	3.77	1.45	to	2.10	(3.53)	to	(4.16)

MF3
2022	88,353	29.7383	to	21.3857	2,032,608	0.50	0.65	to	2.10	(19.09)	to	(20.26)
2021	94,350	36.7555	to	26.8203	2,709,330	0.67	0.65	to	2.10	28.33	to	26.48
2020	120,273	28.6404	to	21.2058	2,718,578	0.64	0.65	to	2.10	1.48	to	—
2019	138,664	28.2240	to	21.2058	3,119,279	0.48	0.65	to	2.10	25.54	to	23.72
2018	165,262	22.4828	to	17.1406	2,991,000	0.57	0.65	to	2.10	(5.97)	to	(7.34)

MF5
2022	1,030,546	17.7161	to	15.9033	17,464,995	1.97	1.35	to	2.10	(16.67)	to	(17.29)
2021	1,227,690	21.2589	to	19.2278	25,059,389	2.00	1.35	to	2.10	5.27	to	4.47
2020	1,376,040	20.1955	to	18.4045	26,767,652	2.35	1.35	to	2.10	10.55	to	9.71
2019	1,532,032	18.2685	to	16.7750	27,037,027	2.31	1.35	to	2.10	14.91	to	14.04
2018	1,854,471	15.8983	to	14.7093	28,523,035	1.90	1.35	to	2.10	(4.24)	to	(4.96)

MF6
2022	1,483	26.2634	to	30.6892	44,721	1.66	1.35	to	1.90	(27.92)	to	(28.32)
2021	1,518	36.4368	to	42.8148	63,257	1.42	1.35	to	1.90	28.37	to	27.66
2020	1,896	28.3833	to	33.5378	61,588	4.92	1.35	to	1.90	0.11	to	(0.44)
2019	1,893	28.3509	to	33.6874	61,789	3.52	1.35	to	1.90	25.17	to	24.47
2018	2,158	22.6506	to	27.0645	56,542	3.60	1.35	to	1.90	(4.34)	to	(4.88)

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE NY VARIABLE ACCOUNT C - REGATTA

(A Separate Account of Delaware Life Insurance Company of New York)

10. FINANCIAL HIGHLIGHTS (CONTINUED)

	At December 31,					For the years ended December 31,
	Units	Unit Value[4]			Net Assets	Investment Income Ratio[1]	Expense Ratio lowest to highest[2]			Total Return[3]
MF7
2022	114,321	$21.8266	to	$18.8992	$2,345,117	1.12%	1.35%	to	2.10%	(28.12%)	to	(28.66%)
2021	110,858	30.3638	to	26.4908	3,171,391	1.03	1.35	to	2.10	28.12	to	27.16
2020	142,244	23.6988	to	20.8326	3,181,953	3.90	1.35	to	2.10	(0.22)	to	(0.97)
2019	151,834	23.7510	to	21.0375	3,414,807	2.79	1.35	to	2.10	24.97	to	24.03
2018	186,301	19.0053	to	16.9616	3,362,971	3.17	1.35	to	2.10	(4.64)	to	(5.37)

MF9
2022	655,566	28.1836	to	25.2991	17,507,780	1.32	1.35	to	2.10	(19.60)	to	(20.20)
2021	766,837	35.0524	to	31.7032	25,510,699	1.43	1.35	to	2.10	13.99	to	13.13
2020	875,946	30.7509	to	28.0237	25,694,140	1.83	1.35	to	2.10	13.90	to	13.04
2019	965,194	26.9981	to	24.7909	24,976,814	1.97	1.35	to	2.10	24.96	to	24.02
2018	1,134,899	21.6057	to	19.9898	23,594,031	1.54	1.35	to	2.10	(6.74)	to	(7.45)

MG1
2022	555,392	10.1721	to	9.8585	5,816,015	4.03	0.65	to	2.10	(22.17)	to	(23.30)
2021	576,064	13.0694	to	12.8526	7,828,606	0.82	0.65	to	2.10	0.66	to	(0.80)
2020	603,477	12.9838	to	12.9562	8,238,333	0.20	0.65	to	2.10	12.47	to	10.84
2019	700,937	11.5440	to	11.6893	8,590,689	1.42	0.65	to	2.10	7.35	to	5.79
2018	782,515	10.7537	to	11.0491	9,019,090	1.43	0.65	to	2.10	(5.32)	to	(6.70)

MF2
2022	883,645	10.3721	to	9.2670	8,749,689	1.89	1.35	to	2.10	(5.42)	to	(6.13)
2021	1,067,604	10.9669	to	9.8726	11,215,348	2.26	1.35	to	2.10	(1.19)	to	(1.94)
2020	1,112,875	11.0992	to	10.0675	11,863,409	3.08	1.35	to	2.10	2.93	to	2.15
2019	1,275,059	10.7831	to	9.8552	13,244,304	2.61	1.35	to	2.10	3.77	to	2.99
2018	1,434,524	10.3913	to	9.5691	14,409,652	1.98	1.35	to	2.10	(0.10)	to	(0.85)

MG2
2022	473,985	10.3193	to	8.9304	4,492,812	1.58	0.65	to	2.10	(4.86)	to	(6.23)
2021	581,184	10.8464	to	9.5242	5,845,782	2.01	0.65	to	2.10	(0.84)	to	(2.27)
2020	669,911	10.9379	to	9.7459	6,889,875	2.88	0.65	to	2.10	3.47	to	1.97
2019	784,634	10.5709	to	9.5576	7,883,762	2.41	0.65	to	2.10	4.21	to	2.70
2018	824,832	10.1434	to	9.3060	8,010,839	1.69	0.65	to	2.10	0.33	to	(1.13)

MG3
2022	46,172	29.9781	to	27.5980	1,318,303	0.98	1.35	to	1.90	(10.01)	to	(10.51)
2021	52,229	33.3134	to	30.8396	1,662,468	0.78	1.35	to	1.90	29.22	to	28.51
2020	65,955	25.7794	to	23.5365	1,628,907	1.24	1.35	to	2.05	2.47	to	1.74
2019	67,052	25.1590	to	23.1330	1,621,865	1.27	1.35	to	2.05	29.35	to	28.45
2018	84,436	19.4497	to	17.9106	1,583,817	0.87	1.35	to	2.10	(12.65)	to	(13.31)

MG4
2022	44,777	28.8717	to	25.9912	1,232,218	0.81	1.35	to	2.05	(10.23)	to	(10.86)
2021	53,103	32.1613	to	29.1571	1,630,465	0.70	1.35	to	2.05	28.85	to	27.94
2020	65,011	24.9610	to	22.7893	1,551,984	1.02	1.35	to	2.05	2.27	to	1.55
2019	67,809	24.4066	to	22.4412	1,590,593	0.94	1.35	to	2.05	28.95	to	28.04
2018	94,725	18.9278	to	17.5266	1,732,343	0.68	1.35	to	2.05	(12.81)	to	(13.43)

MG6
2022	3,485,838	23.0485	to	20.6895	76,450,037	1.73	1.35	to	2.10	(18.03)	to	(18.65)
2021	3,882,126	28.1189	to	25.4322	104,206,605	1.75	1.35	to	2.10	9.76	to	8.93
2020	4,424,123	25.6187	to	23.3467	108,495,292	2.08	1.35	to	2.10	12.54	to	11.69
2019	5,062,984	22.7643	to	20.9032	110,736,643	2.20	1.35	to	2.10	20.26	to	19.35
2018	5,883,666	18.9294	to	17.5137	107,443,619	1.83	1.35	to	2.10	(5.43)	to	(6.14)

MG7
2022	13,664	37.3422	to	33.7644	499,536	0.42	1.35	to	2.05	(12.43)	to	(13.04)
2021	17,477	42.6406	to	38.8275	724,099	0.65	1.35	to	2.05	32.07	to	31.15
2020	22,180	32.2858	to	29.6064	701,573	0.79	1.35	to	2.05	2.33	to	1.61
2019	22,955	31.5511	to	29.1378	709,775	0.57	1.35	to	2.05	31.63	to	30.71
2018	29,375	23.9695	to	22.2926	689,959	0.24	1.35	to	2.05	(12.20)	to	(12.83)

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE NY VARIABLE ACCOUNT C - REGATTA

(A Separate Account of Delaware Life Insurance Company of New York)

10. FINANCIAL HIGHLIGHTS (CONTINUED)

	At December 31,					For the years ended December 31,
	Units	Unit Value[4]			Net Assets	Investment Income Ratio[1]	Expense Ratio lowest to highest[2]			Total Return[3]
V44
2022	22,005	$27.0491	to	$24.8266	$561,769	—%	1.35%	to	2.10%	(60.70%)	to	(61.00%)
2021	13,561	68.8282	to	63.6535	886,590	—	1.35	to	2.10	(1.49)	to	(2.24)
2020	12,496	69.8726	to	65.1101	833,780	—	1.35	to	2.10	1.14	to	1.12
2019	17,989	32.6751	to	30.6790	563,585	—	1.35	to	2.10	29.70	to	28.72
2018	6,226	25.1932	to	23.8336	153,071	—	1.35	to	2.10	5.84	to	5.04

V43
2022	10,726	23.2378	to	20.9188	237,093	—	1.35	to	2.05	(63.47)	to	(63.72)
2021	6,443	63.6083	to	57.6666	390,741	—	1.35	to	2.05	(12.39)	to	(13.01)
2020	5,157	72.6058	to	66.2899	355,906	—	1.35	to	2.05	148.65	to	146.90
2019	11,803	29.2002	to	26.8487	330,349	—	1.35	to	2.05	38.08	to	37.11
2018	13,884	21.1471	to	19.5815	282,486	—	1.35	to	2.05	9.03	to	8.26

O19
2022	36,194	39.6248	to	29.4155	1,123,390	—	1.35	to	2.05	(31.89)	to	(32.37)
2021	35,396	58.1791	to	43.4946	1,619,796	—	1.35	to	2.05	20.63	to	19.79
2020	40,665	48.2276	to	36.3097	1,548,188	—	1.35	to	2.05	34.40	to	33.46
2019	87,285	35.8833	to	28.3917	2,504,453	—	1.35	to	2.10	34.02	to	33.01
2018	94,622	26.7752	to	20.2822	2,028,921	—	1.35	to	2.10	(7.23)	to	(7.93)

O23
2022	28,220	11.8994	to	10.8926	318,195	1.10	1.35	to	1.90	(18.13)	to	(18.59)
2021	45,706	14.5354	to	13.3798	631,385	1.22	1.35	to	1.90	8.81	to	8.21
2020	54,505	13.3581	to	12.3648	694,753	1.89	1.35	to	1.90	13.04	to	12.41
2019	58,228	11.8170	to	10.9996	658,784	2.02	1.35	to	1.90	15.64	to	15.00
2018	62,779	10.2190	to	9.5653	616,489	1.74	1.35	to	1.90	(6.81)	to	(7.33)

O20
2022	58,096	30.2625	to	26.1732	1,657,856	—	1.35	to	2.10	(32.85)	to	(33.36)
2021	52,678	45.0687	to	39.2744	2,247,915	0.00	1.35	to	2.10	13.62	to	12.76
2020	61,725	39.6661	to	34.8287	2,324,145	0.42	1.35	to	2.10	25.62	to	24.67
2019	81,886	31.5768	to	27.9367	2,463,333	0.64	1.35	to	2.10	29.68	to	28.71
2018	100,583	24.3490	to	21.7055	2,330,518	0.74	1.35	to	2.10	(14.57)	to	(15.21)

O21
2022	223,831	32.6442	to	31.2729	7,339,648	1.08	1.35	to	2.10	(21.38)	to	(21.97)
2021	231,098	41.5222	to	40.0794	9,657,294	0.48	1.35	to	2.10	25.52	to	24.57
2020	299,901	33.0804	to	32.1730	10,005,556	1.09	1.35	to	2.10	12.16	to	11.31
2019	371,325	29.4943	to	28.9036	11,089,969	0.81	1.35	to	2.10	29.96	to	28.99
2018	477,827	22.6943	to	22.4084	11,013,489	0.91	1.35	to	2.10	(9.34)	to	(10.03)

O04
2022	1,180	40.4088	to	44.7037	53,391	0.15	1.35	to	1.85	(17.17)	to	(17.59)
2021	2,061	48.7862	to	54.2448	115,271	0.17	1.35	to	1.85	20.62	to	20.01
2020	2,787	40.4472	to	45.2008	126,545	0.37	1.35	to	1.85	18.02	to	17.42
2019	3,351	34.2713	to	40.3218	128,860	0.00	1.35	to	1.90	24.44	to	23.74
2018	4,778	27.5415	to	29.8777	148,882	0.06	1.35	to	2.10	(11.75)	to	(12.42)

P08
2022	40,587	17.1822	to	15.2106	673,441	7.61	1.35	to	2.05	(13.03)	to	(13.64)
2021	54,625	19.7564	to	17.6129	1,040,638	11.19	1.35	to	2.05	14.67	to	13.86
2020	60,784	17.2291	to	15.4684	1,011,796	4.99	1.35	to	2.05	6.55	to	5.80
2019	68,592	16.1693	to	14.6198	1,071,783	2.94	1.35	to	2.05	10.39	to	9.61
2018	69,764	14.6475	to	13.3375	989,481	3.08	1.35	to	2.05	(6.69)	to	(7.35)

PC0
2022	124,880	13.4707	to	12.4356	1,621,621	7.55	1.35	to	2.05	(13.05)	to	(13.66)
2021	139,926	15.4932	to	14.4036	2,097,815	10.95	1.35	to	2.05	14.48	to	13.68
2020	155,071	13.5336	to	12.6708	2,036,619	4.86	1.35	to	2.05	6.45	to	5.70
2019	158,173	12.7134	to	11.9873	1,958,553	2.83	1.35	to	2.05	10.24	to	9.47
2018	154,349	11.5326	to	10.9508	1,741,830	3.04	1.35	to	2.05	(6.73)	to	(7.39)

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE NY VARIABLE ACCOUNT C - REGATTA

(A Separate Account of Delaware Life Insurance Company of New York)

10. FINANCIAL HIGHLIGHTS (CONTINUED)

	At December 31,					For the years ended December 31,
	Units	Unit Value[4]			Net Assets	Investment Income Ratio[1]	Expense Ratio lowest to highest[2]			Total Return[3]
P70
2022	2,388	$6.9760	to	$6.6651	$16,230	21.15%	1.35%	to	1.75%	7.20%	to	6.78%
2021	3,348	6.5072	to	6.2421	21,237	3.85	1.35	to	1.75	31.32	to	30.79
2020	6,660	4.9553	to	4.7725	32,264	6.53	1.35	to	1.75	(0.14)	to	(0.54)
2019	9,509	4.9621	to	4.7984	46,060	4.29	1.35	to	1.75	9.85	to	9.41
2018	10,237	4.5171	to	4.3856	45,328	1.97	1.35	to	1.75	(15.36)	to	(15.71)

P10
2022	179,439	8.0490	to	7.0628	1,369,088	22.86	1.35	to	2.10	7.16	to	6.35
2021	254,359	7.5115	to	6.6410	1,812,678	4.23	1.35	to	2.10	31.55	to	30.56
2020	355,494	5.7101	to	5.0866	1,930,774	6.40	1.35	to	2.10	(0.02)	to	(0.77)
2019	420,996	5.7111	to	5.1262	2,308,704	4.43	1.35	to	2.10	9.93	to	9.10
2018	476,050	5.1952	to	4.6985	2,377,054	2.09	1.35	to	2.10	(15.30)	to	(15.94)

PK8
2022	19,256	28.9669	to	23.9453	519,587	4.81	1.35	to	2.10	(16.87)	to	(17.49)
2021	21,701	34.8436	to	29.0215	705,274	4.48	1.35	to	2.10	(3.89)	to	(4.61)
2020	24,830	36.2527	to	30.4243	840,924	4.59	1.35	to	2.10	5.26	to	4.47
2019	26,093	34.4400	to	30.1957	842,902	4.43	1.35	to	2.10	13.25	to	12.40
2018	31,887	30.4103	to	25.9104	912,802	4.14	1.35	to	2.10	(6.02)	to	(6.74)

P20
2022	—		10.7789		—	4.28		1.65			(17.20)
2021	457	13.4322	to	13.0187	5,951	4.35	1.35	to	1.65	(3.98)	to	(4.27)
2020	1,664	13.9894	to	13.5999	23,117	4.47	1.35	to	1.65	5.16	to	4.84
2019	1,651	13.3032	to	12.9722	21,823	4.32	1.35	to	1.65	13.14	to	12.80
2018	1,909	11.7584	to	11.5006	22,339	4.03	1.35	to	1.65	(6.12)	to	(6.40)

PD6
2022	2,218,858	14.3498	to	12.9624	30,454,141	1.88	1.35	to	2.10	(19.49)	to	(20.10)
2021	2,416,898	17.8246	to	16.2233	41,335,261	2.35	1.35	to	2.10	11.09	to	10.25
2020	2,754,821	16.0456	to	14.7149	42,530,655	7.93	1.35	to	2.10	15.14	to	14.27
2019	3,145,544	13.9360	to	12.8774	42,328,746	2.04	1.35	to	2.10	15.39	to	14.52
2018	3,679,953	12.0777	to	11.2449	43,005,695	1.61	1.35	to	2.10	(6.89)	to	(7.59)

PH2
2022	2,769	17.2999	to	16.5290	47,186	1.14	1.35	to	1.75	(19.88)	to	(20.20)
2021	2,824	21.5920	to	20.7128	60,133	0.07	1.35	to	1.75	17.73	to	17.25
2020	2,145		18.3408		39,342	1.11	1.35				11.51
2019	2,386		16.4478		39,236	1.84	1.35				25.81

P06
2022	87,145	15.2897	to	13.4748	1,282,995	7.03	1.35	to	2.05	(13.09)	to	(13.70)
2021	98,937	17.5934	to	15.6145	1,679,717	4.90	1.35	to	2.05	4.19	to	3.46
2020	119,334	16.8864	to	15.0930	1,939,951	1.38	1.35	to	2.05	10.21	to	9.43
2019	155,528	15.3221	to	13.7919	2,328,319	1.65	1.35	to	2.05	6.99	to	6.23
2018	170,318	14.3216	to	12.9825	2,389,120	2.51	1.35	to	2.05	(3.53)	to	(4.21)

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE NY VARIABLE ACCOUNT C - REGATTA

(A Separate Account of Delaware Life Insurance Company of New York)

10. FINANCIAL HIGHLIGHTS (CONTINUED)

	At December 31,					For the years ended December 31,
	Units	Unit Value[4]			Net Assets	Investment Income Ratio[1]	Expense Ratio lowest to highest[2]			Total Return[3]
P07
2022	328,603	$15.2366	to	$13.1662	$4,728,278	2.60%	1.35%	to	2.05%	(15.46%)	to	(16.05%)
2021	374,075	18.0230	to	15.6840	6,391,592	1.82	1.35	to	2.05	(2.60)	to	(3.28)
2020	382,467	18.5034	to	16.2160	6,735,543	2.13	1.35	to	2.05	7.19	to	6.44
2019	440,806	17.2616	to	15.2349	7,284,844	3.02	1.35	to	2.05	6.91	to	6.16
2018	506,947	16.1457	to	14.3508	7,858,696	2.53	1.35	to	2.05	(1.88)	to	(2.57)

PI3
2022	68,707	9.5604	to	8.7749	631,254	1.18	1.35	to	2.10	(0.99)	to	(1.73)
2021	80,260	9.6560	to	8.9298	742,363	—	1.35	to	2.10	(0.60)	to	(1.35)
2020	86,264	9.7146	to	9.0522	805,053	—	1.35	to	2.10	(8.63)	to	(9.32)
2019	76,719	10.6321	to	9.9824	787,304	—	1.35	to	2.10	4.49	to	3.70
2018	73,793	10.1754	to	9.6262	729,421	0.37	1.35	to	2.10	(9.09)	to	(9.77)

P72
2022	12,513	33.5019	to	30.9278	398,715	1.48	1.35	to	2.05	(4.43)	to	(5.10)
2021	14,826	35.0558	to	32.5908	498,701	1.20	1.35	to	2.05	25.59	to	24.71
2020	17,614	27.9129	to	26.1335	474,307	1.84	1.35	to	2.05	4.37	to	3.64
2019	18,238	26.7432	to	25.2160	472,456	2.02	1.35	to	2.05	28.65	to	27.75
2018	19,592	20.7878	to	19.7392	396,383	0.71	1.35	to	2.05	(9.73)	to	(10.37)

W41
2022	107		22.6402		2,420	—	1.85			(36.03)
2021	86		35.3939		3,047	—	1.85			3.88
2020	202		34.0723		6,885	0.85	1.85			24.31
2019	246		27.4088		6,747	0.08	1.85			26.92
2018	331		21.5960		7,157	0.11	1.85			(14.04)

[1]

Represents the dividends, excluding distributions of capital gains, received by the Sub-Account from the underlying mutual fund, which are net of management fees assessed by the fund manager, divided by the average net assets. The ratio excludes those expenses, such as mortality and expense charges, that result in direct reductions in the unit values. The recognition of investment income by the Sub-Account is affected by the timing of the declaration of dividends by the underlying mutual fund in which the Sub-Accounts invest.

[2]

Ratio represents the contract expenses of the Sub-Account, consisting primarily of mortality and expense charges and distribution and administrative expense charges. The ratio includes only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying mutual fund are excluded.

[3]

Ratio represents the total return for the year indicated, including changes in the value of the underlying mutual fund. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in reduction in the total return presented. The total return is calculated for each period indicated or from the effective date through the end of the reporting period using the unit value of the beginning period that corresponds to the lowest or highest ending period unit value disclosed. The total returns are presented as a range of maximum to minimum values based on the product grouping representing the corresponding lowest to highest expense ratio amounts.

[4]

The unit values are not a direct calculation of net assets over the number of units allocated to the Sub-Account. The unit values are presented as a range of maximum to minimum values based on the product grouping representing the corresponding lowest to highest expense ratio amounts. Some unit values may be outside of the range due to timing of the related Sub-Account level’s commencement date. Unit values of product pricing levels with zero units during the period are excluded when determining the range. Some Sub-Accounts with one expense ratio may have more than one unit value due to the timing of the launch date of certain products in which these Sub-Accounts are available.

The accompanying notes are an integral part of these financial statements.

Delaware Life NY Variable

Account C – All-Star

Financial Statements as of and for the Year Ended December 31,

2022 and Report of Independent Auditors

DELAWARE LIFE NY VARIABLE ACCOUNT C – ALL-STAR

(A Separate Account of Delaware Life Insurance Company of New York)

Index

December 31, 2022

Page(s)
Report of Independent Auditors	1-2

Financial Statements

Statements of Assets and Liabilities	3-4

Statements of Operations	5-12

Statements of Changes in Net Assets	13-24

Notes to the Financial Statements	25-36

KPMG LLP Two Financial Center 60 South Street Boston, MA 02111

Report of Independent Registered Public Accounting Firm

To the Board of Directors of Delaware Life Insurance Company of New York and the Contract Owners of Delaware Life NY Variable Account C - All-Star:

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities of each of the sub-accounts listed in the Appendix that comprise the Delaware Life NY Variable Account C - All-Star (the Sub-Accounts), as of December 31, 2022, the related statements of operations and changes in net assets for the periods indicated in the Appendix, and the related notes including the financial highlights in note 9 for each of the years or periods in the two-year period then ended (collectively, the financial statements). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Sub-Accounts as of December 31, 2022, the results of their operations and changes in their net assets for the periods indicated in the Appendix, and the financial highlights for each of the years or periods in the two-year period then ended, in conformity with U.S. generally accepted accounting principles. The financial highlights for each of the years or periods ended on or prior to December 31, 2020 were audited by other independent registered public accountants whose report, dated April 28, 2021, expressed an unqualified opinion on those financial highlights.

Basis for Opinion

These financial statements are the responsibility of the Sub-Accounts’ management. Our responsibility is to express an opinion on these financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Sub-Accounts in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements , whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Such procedures also included confirmation of securities owned as of December 31, 2022, by correspondence with the transfer agent of the underlying mutual funds; when replies were not received from the transfer agent, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

/s/ KPMG LLP

We have served as the auditor of Delaware Life Insurance Company’s separate accounts since 2021.

Boston, Massachusetts

April 26, 2023

KPMG LLP, a Delaware limited liability partnership and a member firm of the KPMG global organization of independent member firms affiliated with

KPMG International Limited, a private English company limited by guarantee.

Appendix

AB VPS Sustainable Global Thematic Portfolio (Class B) Sub-Account (A70) (1)(2)

AB VPS Growth and Income Portfolio (Class B) Sub-Account (A71) (1)

Columbia Variable Portfolio – Dividend Opportunity Fund Class 2 Sub-Account (C49) (1)

Columbia Variable Portfolio – Government Money Market Fund Class 1 Sub-Account (C75) (1)

Columbia Variable Portfolio – Income Opportunities Fund Class 2 Sub-Account (C76) (1)

Columbia Variable Portfolio – Large Cap Growth Fund Class 2 Sub-Account (C60) (1)

Columbia Variable Portfolio – Select Mid Cap Value Fund Class 1 Sub-Account (C66) (1)

Columbia Variable Portfolio – Large Cap Index Fund Class 2 Sub-Account (C68) (1)

Columbia Variable Portfolio – Strategic Income Fund Class 2 Sub-Account (C73) (1)

Columbia Variable Portfolio – U.S. Government Mortgage Fund Class 2 Sub-Account (C70) (1)

Franklin Templeton Foreign VIP Fund Class 2 Sub-Account (T20) (1)

Franklin Templeton Growth and Income VIP Fund (Class 2) Sub-Account (F51) (1)

Franklin Templeton Mutual Shares VIP Fund Class 2 Sub-Account (F54) (1)

MFS VIT I Growth Series Service Class Sub-Account (M80) (1)

MFS VIT II Massachusetts Investors Growth Stock Portfolio S Class Sub-Account (MB3) (1)

MFS VIT I Investors Trust Series (Service Class) Sub-Account (M10) (1)

MFS VIT I New Discovery Series Service Class Sub-Account (M42) (1)

MFS VIT I Value Series Initial Class Sub-Account (M83) (1)

MFS VIT III Mid Cap Value Portfolio Initial Class Sub-Account (MG3) (1)

PIMCO VIT Real Return Portfolio Admin Class Sub-Account (P06) (1)

PIMCO VIT Total Return Portfolio Admin Class Sub-Account (P07) (1)

Wanger Select Fund Sub-Account (W41) (1)

Wanger Acorn Sub-Account (W42) (1)(3)

(1)

Statements of assets and liabilities as of December 31, 2022, the related statements of operations for the year then ended, and statements of changes in net assets for each of the years in the two-year period then ended.

(2)	Formerly, AB VPS Global Thematic Growth Portfolio (Class B) Sub-Account (A70)

(3)	Formerly, Wanger USA Sub-Account (W42)

DELAWARE LIFE NY VARIABLE ACCOUNT C - ALL STAR

(A Separate Account of Delaware Life Insurance Company of New York)

STATEMENTS OF ASSETS AND LIABILITIES

DECEMBER 31, 2022

		Assets				Liabilities
	Shares	Cost	Investments at fair value	Dividend Receivable	Total Assets	Payable to Sponsor	Net Assets
AB VPS Sustainable Global Thematic Portfolio (Class B) Sub-Account (A70) ¹	646	$14,176	$18,481	$—	$18,481	$1	$18,480
AB VPS Growth and Income Portfolio (Class B) Sub-Account (A71)	5,195	135,505	147,331	—	147,331	7	147,324
AB VPS Sustainable International Thematic Portfolio (Class B) Sub-Account (AM2) ¹ ²	—	—	—	—	—	—	—
Columbia Variable Portfolio - Dividend Opportunity Fund Class 2 Sub-Account (C49)	103	1,781	3,719	—	3,719	—	3,719
Columbia Variable Portfolio - Government Money Market Fund Class 1 Sub-Account (C75)	213,931	213,931	213,931	21	213,952	10	213,942
Columbia Variable Portfolio - Income Opportunities Fund Class 2 Sub-Account (C76)	10,239	76,062	60,923	—	60,923	3	60,920
Columbia Variable Portfolio - Large Cap Growth Fund Class 2 Sub-Account (C60)	1,261	15,975	31,813	—	31,813	1	31,812
Columbia Variable Portfolio - Select Mid Cap Value Fund Class 1 Sub-Account (C66)	849	10,202	28,353	—	28,353	1	28,352
Columbia Variable Portfolio - Large Cap Index Fund Class 2 Sub-Account (C68)	1,223	11,925	38,102	—	38,102	2	38,100
Columbia Variable Portfolio - Strategic Income Fund Class 2 Sub-Account (C73)	1,340	7,444	4,637	—	4,637	—	4,637
Columbia Variable Portfolio - U.S. Government Mortgage Fund Class 2 Sub-Account (C70)	9,360	96,146	81,148	—	81,148	4	81,144
Franklin Templeton Foreign VIP Fund Class 2 Sub-Account (T20)	11,128	140,049	135,424	—	135,424	7	135,417
Franklin Templeton Growth and Income VIP Fund (Class 2) Sub-Account (F51)	6,245	42,081	39,031	—	39,031	2	39,029
Franklin Templeton Mutual Shares VIP Fund Class 2 Sub-Account (F54)	841	14,416	12,752	—	12,752	1	12,751
MFS VIT I Growth Series Service Class Sub-Account (M80)	3,331	171,238	149,007	—	149,007	7	149,000
MFS VIT II Massachusetts Investors Growth Stock Portfolio S Class Sub-Account (MB3)	48	911	896	—	896	—	896
MFS VIT I Investors Trust Series (Service Class) Sub-Account (M10)	1,406	37,108	44,534	—	44,534	2	44,532
MFS VIT I New Discovery Series Service Class Sub-Account (M42)	548	8,230	4,843	—	4,843	—	4,843
MFS VIT I Value Series Initial Class Sub-Account (M83)	3,103	59,642	66,862	—	66,862	3	66,859
MFS VIT III Mid Cap Value Portfolio Initial Class Sub-Account (MG3)	3,255	26,134	29,911	—	29,911	2	29,909
PIMCO VIT Real Return Portfolio Admin Class Sub-Account (P06)	1,989	26,109	22,872	—	22,872	1	22,871
PIMCO VIT Total Return Portfolio Admin Class Sub-Account (P07)	28,982	305,851	260,255	—	260,255	12	260,243
Wanger Select Fund Sub-Account (W41)	2,622	31,148	16,285	—	16,285	1	16,284
Wanger Acorn Sub-Account (W42) ¹	23,956	410,985	262,322	—	262,322	12	262,310

[1]	This Sub-Account had a name change in 2022. Refer to Note 1 in the Variable Account’s Notes to Financial Statements for more information.
[2]

This sub-account is active but had zero balance as of December 31, 2022, and no activity for the years ended December 31, 2022 and 2021, respectively. Therefore, this sub-account is not disclosed in the Statements of Operations and Statements of Changes in Net Assets. Refer to Note 9 in the Variable Account’s Notes to Financial Statements for more information.

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE NY VARIABLE ACCOUNT C - ALL STAR

(A Separate Account of Delaware Life Insurance Company of New York)

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2022

	Units	Net Assets
A70	649	$18,480
A71	4,036	147,324
AM2	—	—
C49	181	3,719
C75	23,966	213,942
C76	5,345	60,920
C60	1,152	31,812
C66	1,268	28,352
C68	1,406	38,100
C73	240	4,637
C70	9,161	81,144
T20	7,283	135,417
F51	1,205	39,029
F54	522	12,751
M80	2,814	149,000
MB3	45	896
M10	1,173	44,532
M42	117	4,843
M83	2,704	66,859
MG3	1,069	29,909
P06	1,586	22,871
P07	18,353	260,243
W41	529	16,284
W42	6,647	262,310

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE NY VARIABLE ACCOUNT C - ALL STAR

(A Separate Account of Delaware Life Insurance Company of New York)

STATEMENTS OF OPERATIONS

FOR THE YEAR ENDED DECEMBER 31, 2022

	A70 Sub-Account	A71 Sub-Account	C49 Sub-Account
Income:
Dividend income	$—	$1,705	$—

Expenses:
Mortality and expense risk charges	(276)	(2,195)	(54)
Distribution and administrative expense charges	(67)	(491)	(13)

Net investment income (loss)	(343)	(981)	(67)

Net realized and change in unrealized gains (losses):
Net realized gains (losses) on sale of investments	653	6,285	223
Realized gain distributions	2,125	25,260	—

Net realized gains (losses)	2,778	31,545	223

Net change in unrealized appreciation (depreciation)	(9,943)	(40,450)	(275)

Net realized and change in unrealized gains (losses)	(7,165)	(8,905)	(52)

Net increase (decrease) from operations	$(7,508)	$(9,886)	$(119)

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE NY VARIABLE ACCOUNT C - ALL STAR

(A Separate Account of Delaware Life Insurance Company of New York)

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2022

	C75 Sub-Account	C76 Sub-Account	C60 Sub-Account
Income:
Dividend income	$2,514	$3,697	$—

Expenses:
Mortality and expense risk charges	(3,229)	(985)	(470)
Distribution and administrative expense charges	(706)	(220)	(116)

Net investment income (loss)	(1,421)	2,492	(586)

Net realized and change in unrealized gains (losses):
Net realized gains (losses) on sale of investments	—	(6,301)	349

Realized gain distributions	—	2,602	—

Net realized gains (losses)	—	(3,699)	349

Net change in unrealized appreciation (depreciation)	—	(8,054)	(14,257)

Net realized and change in unrealized gains (losses)	—	(11,753)	(13,908)

Net increase (decrease) from operations	$(1,421)	$(9,261)	$(14,494)

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE NY VARIABLE ACCOUNT C - ALL STAR

(A Separate Account of Delaware Life Insurance Company of New York)

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2022

	C66 Sub-Account	C68 Sub-Account	C73 Sub-Account
Income:
Dividend income	$—	$—	$132

Expenses:
Mortality and expense risk charges	(445)	(581)	(78)
Distribution and administrative expense charges	(97)	(139)	(15)

Net investment income (loss)	(542)	(720)	39

Net realized and change in unrealized gains (losses):
Net realized gains (losses) on sale of investments	596	1,458	(140)

Realized gain distributions	—	—	203

Net realized gains (losses)	596	1,458	63

Net change in unrealized appreciation (depreciation)	(3,626)	(10,304)	(807)

Net realized and change in unrealized gains (losses)	(3,030)	(8,846)	(744)

Net increase (decrease) from operations	$(3,572)	$(9,566)	$(705)

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE NY VARIABLE ACCOUNT C - ALL STAR

(A Separate Account of Delaware Life Insurance Company of New York)

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2022

	C70 Sub-Account	T20 Sub-Account	F51 Sub-Account
Income:
Dividend income	$1,642	$4,246	$1,971

Expenses:
Mortality and expense risk charges	(1,253)	(2,031)	(851)
Distribution and administrative expense charges	(273)	(441)	(190)

Net investment income (loss)	116	1,774	930

Net realized and change in unrealized gains (losses):
Net realized gains (losses) on sale of investments	(1,864)	(1,810)	(24,112)
Realized gain distributions	—	—	31,146

Net realized gains (losses)	(1,864)	(1,810)	7,034

Net change in unrealized appreciation (depreciation)	(13,654)	(11,941)	(13,844)

Net realized and change in unrealized gains (losses)	(15,518)	(13,751)	(6,810)

Net increase (decrease) from operations	$(15,402)	$(11,977)	$(5,880)

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE NY VARIABLE ACCOUNT C - ALL STAR

(A Separate Account of Delaware Life Insurance Company of New York)

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2022

	F54 Sub-Account	M80 Sub-Account	MB3 Sub-Account
Income:
Dividend income	$243	$—	$—

Expenses:
Mortality and expense risk charges	(327)	(2,343)	(16)
Distribution and administrative expense charges	(78)	(505)	(1)

Net investment income (loss)	(162)	(2,848)	(17)

Net realized and change in unrealized gains (losses):
Net realized gains (losses) on sale of investments	1,465	6,871	14
Realized gain distributions	1,470	19,927	136

Net realized gains (losses)	2,935	26,798	150

Net change in unrealized appreciation (depreciation)	(5,310)	(91,391)	(381)

Net realized and change in unrealized gains (losses)	(2,375)	(64,593)	(231)

Net increase (decrease) from operations	$(2,537)	$(67,441)	$(248)

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE NY VARIABLE ACCOUNT C - ALL STAR

(A Separate Account of Delaware Life Insurance Company of New York)

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2022

	M10 Sub-Account	M42 Sub-Account	M83 Sub-Account
Income:
Dividend income	$184	$—	$980

Expenses:
Mortality and expense risk charges	(638)	(85)	(1,115)
Distribution and administrative expense charges	(166)	(16)	(244)

Net investment income (loss)	(620)	(101)	(379)

Net realized and change in unrealized gains (losses):
Net realized gains (losses) on sale of investments	1,630	(51)	6,891
Realized gain distributions	6,233	1,894	4,176

Net realized gains (losses)	7,863	1,843	11,067

Net change in unrealized appreciation (depreciation)	(17,251)	(3,952)	(17,578)

Net realized and change in unrealized gains (losses)	(9,388)	(2,109)	(6,511)

Net increase (decrease) from operations	$(10,008)	$(2,210)	$(6,890)

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE NY VARIABLE ACCOUNT C - ALL STAR

(A Separate Account of Delaware Life Insurance Company of New York)

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2022

	MG3 Sub-Account	P06 Sub-Account	P07 Sub-Account
Income:
Dividend income	$301	$3,247	$6,819

Expenses:
Mortality and expense risk charges	(465)	(659)	(3,606)
Distribution and administrative expense charges	(91)	(159)	(830)

Net investment income (loss)	(255)	2,429	2,383

Net realized and change in unrealized gains (losses):
Net realized gains (losses) on sale of investments	242	(3,389)	(8,555)
Realized gain distributions	2,512	—	—

Net realized gains (losses)	2,754	(3,389)	(8,555)

Net change in unrealized appreciation (depreciation)	(5,984)	(5,474)	(37,297)

Net realized and change in unrealized gains (losses)	(3,230)	(8,863)	(45,852)

Net increase (decrease) from operations	$(3,485)	$(6,434)	$(43,469)

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE NY VARIABLE ACCOUNT C - ALL STAR

(A Separate Account of Delaware Life Insurance Company of New York)

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2022

	W41 Sub-Account	W42 Sub-Account
Income:
Dividend income	$—	$—

Expenses:
Mortality and expense risk charges	(260)	(4,067)
Distribution and administrative expense charges	(58)	(965)

Net investment income (loss)	(318)	(5,032)

Net realized and change in unrealized gains (losses):
Net realized gains (losses) on sale of investments	(1,424)	(31,158)
Realized gain distributions	8,317	101,630

Net realized gains (losses)	6,893	70,472

Net change in unrealized appreciation (depreciation)	(15,057)	(197,317)

Net realized and change in unrealized gains (losses)	(8,164)	(126,845)

Net increase (decrease) from operations	$(8,482)	$(131,877)

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE NY VARIABLE ACCOUNT C - ALL STAR

(A Separate Account of Delaware Life Insurance Company of New York)

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEARS ENDED DECEMBER 31, 2022 AND 2021

	A70 Sub-Account		A71 Sub-Account
	December 31, 2022	December 31, 2021	December 31, 2022	December 31, 2021
Operations:
Net investment income (loss)	$(343)	$(479)	$(981)	$(1,848)
Net realized gains (losses)	2,778	7,835	31,545	9,487
Net change in unrealized appreciation (depreciation)	(9,943)	(2,316)	(40,450)	29,729

Net increase (decrease) from operations	(7,508)	5,040	(9,886)	37,368

Contract Owner Transactions:

Accumulation Activity:
Purchase payments received	—	—	—	—
Transfers between Sub-Accounts (including the Fixed Account), net	(1)	2	(13,222)	(15,915)
Withdrawals, surrenders, annuitizations and contract charges	(805)	(7,634)	(1,810)	(1,553)

Net accumulation activity	(806)	(7,632)	(15,032)	(17,468)

Net increase (decrease) from contract owner transactions	(806)	(7,632)	(15,032)	(17,468)

Total increase (decrease) in net assets	(8,314)	(2,592)	(24,918)	19,900
Net assets at beginning of year	26,794	29,386	172,242	152,342

Net assets at end of year	$18,480	$26,794	$147,324	$172,242

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE NY VARIABLE ACCOUNT C - ALL STAR

(A Separate Account of Delaware Life Insurance Company of New York)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2022 AND 2021

	C49 Sub-Account		C75 Sub-Account
	December 31, 2022	December 31, 2021	December 31, 2022	December 31, 2021
Operations:
Net investment income (loss)	$(67)	$(67)	$(1,421)	$(4,325)
Net realized gains (losses)	223	175	—	—
Net change in unrealized appreciation (depreciation)	(275)	726	—	—

Net increase (decrease) from operations	(119)	834	(1,421)	(4,325)

Contract Owner Transactions:

Accumulation Activity:
Purchase payments received	—	—	2,690	—
Transfers between Sub-Accounts (including the Fixed Account), net	(2)	(2)	(28,808)	14,609
Withdrawals, surrenders, annuitizations and contract charges	(296)	(227)	(9,356)	(14,056)

Net accumulation activity	(298)	(229)	(35,474)	553

Net increase (decrease) from contract owner transactions	(298)	(229)	(35,474)	553

Total increase (decrease) in net assets	(417)	605	(36,895)	(3,772)
Net assets at beginning of year	4,136	3,531	250,837	254,609

Net assets at end of year	$3,719	$4,136	$213,942	$250,837

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE NY VARIABLE ACCOUNT C - ALL STAR

(A Separate Account of Delaware Life Insurance Company of New York)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2022 AND 2021

	C76 Sub-Account		C60 Sub-Account
	December 31, 2022	December 31, 2021	December 31, 2022	December 31, 2021
Operations:
Net investment income (loss)	$2,492	$5,703	$(586)	$(691)
Net realized gains (losses)	(3,699)	(656)	349	1,495
Net change in unrealized appreciation (depreciation)	(8,054)	(3,220)	(14,257)	8,710

Net increase (decrease) from operations	(9,261)	1,827	(14,494)	9,514

Contract Owner Transactions:

Accumulation Activity:
Purchase payments received	3,984	—	—	—
Transfers between Sub-Accounts (including the Fixed Account), net	(2,336)	3,321	2,512	(2,416)
Withdrawals, surrenders, annuitizations and contract charges	(12,111)	(506)	(11)	(9)

Net accumulation activity	(10,463)	2,815	2,501	(2,425)

Net increase (decrease) from contract owner transactions	(10,463)	2,815	2,501	(2,425)

Total increase (decrease) in net assets	(19,724)	4,642	(11,993)	7,089
Net assets at beginning of year	80,644	76,002	43,805	36,716

Net assets at end of year	$60,920	$80,644	$31,812	$43,805

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE NY VARIABLE ACCOUNT C - ALL STAR

(A Separate Account of Delaware Life Insurance Company of New York)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2022 AND 2021

	C66 Sub-Account		C68 Sub-Account
	December 31, 2022	December 31, 2021	December 31, 2022	December 31, 2021
Operations:
Net investment income (loss)	$(542)	$(717)	$(720)	$(951)
Net realized gains (losses)	596	14,674	1,458	17,840
Net change in unrealized appreciation (depreciation)	(3,626)	(2,604)	(10,304)	(4,361)

Net increase (decrease) from operations	(3,572)	11,353	(9,566)	12,528

Contract Owner Transactions:

Accumulation Activity:
Purchase payments received	—	—	—	—
Transfers between Sub-Accounts (including the Fixed Account), net	—	(1)	268	(1,128)
Withdrawals, surrenders, annuitizations and contract charges	(376)	(23,431)	(1,224)	(22,627)

Net accumulation activity	(376)	(23,432)	(956)	(23,755)

Net increase (decrease) from contract owner transactions	(376)	(23,432)	(956)	(23,755)

Total increase (decrease) in net assets	(3,948)	(12,079)	(10,522)	(11,227)
Net assets at beginning of year	32,300	44,379	48,622	59,849

Net assets at end of year	$28,352	$32,300	$38,100	$48,622

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE NY VARIABLE ACCOUNT C - ALL STAR

(A Separate Account of Delaware Life Insurance Company of New York)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2022 AND 2021

	C73 Sub-Account		C70 Sub-Account
	December 31, 2022	December 31, 2021	December 31, 2022	December 31, 2021
Operations:
Net investment income (loss)	$39	$180	$116	$98
Net realized gains (losses)	63	(117)	(1,864)	1,676
Net change in unrealized appreciation (depreciation)	(807)	(79)	(13,654)	(4,723)

Net increase (decrease) from operations	(705)	(16)	(15,402)	(2,949)

Contract Owner Transactions:

Accumulation Activity:
Purchase payments received	—	—	2,779	—
Transfers between Sub-Accounts (including the Fixed Account), net	—	—	1,645	7,514
Withdrawals, surrenders, annuitizations and contract charges	(1)	—	(8,718)	(641)

Net accumulation activity	(1)	—	(4,294)	6,873

Net increase (decrease) from contract owner transactions	(1)	—	(4,294)	6,873

Total increase (decrease) in net assets	(706)	(16)	(19,696)	3,924
Net assets at beginning of year	5,343	5,359	100,840	96,916

Net assets at end of year	$4,637	$5,343	$81,144	$100,840

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE NY VARIABLE ACCOUNT C - ALL STAR

(A Separate Account of Delaware Life Insurance Company of New York)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2022 AND 2021

	T20 Sub-Account		F51 Sub-Account
	December 31, 2022	December 31, 2021	December 31, 2022	December 31, 2021
Operations:
Net investment income (loss)	$1,774	$99	$930	$408
Net realized gains (losses)	(1,810)	931	7,034	4,424
Net change in unrealized appreciation (depreciation)	(11,941)	2,608	(13,844)	9,267

Net increase (decrease) from operations	(11,977)	3,638	(5,880)	14,099

Contract Owner Transactions:

Accumulation Activity:
Purchase payments received	—	—	13,072	—
Transfers between Sub-Accounts (including the Fixed Account), net	(8,466)	3,495	(1,956)	(3,904)
Withdrawals, surrenders, annuitizations and contract charges	(413)	(406)	(39,230)	(1,115)

Net accumulation activity	(8,879)	3,089	(28,114)	(5,019)

Net increase (decrease) from contract owner transactions	(8,879)	3,089	(28,114)	(5,019)

Total increase (decrease) in net assets	(20,856)	6,727	(33,994)	9,080
Net assets at beginning of year	156,273	149,546	73,023	63,943

Net assets at end of year	$135,417	$156,273	$39,029	$73,023

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE NY VARIABLE ACCOUNT C - ALL STAR

(A Separate Account of Delaware Life Insurance Company of New York)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2022 AND 2021

	F54 Sub-Account		M80 Sub-Account
	December 31, 2022	December 31, 2021	December 31, 2022	December 31, 2021
Operations:
Net investment income (loss)	$(162)	$329	$(2,848)	$(3,481)
Net realized gains (losses)	2,935	787	26,798	44,397
Net change in unrealized appreciation (depreciation)	(5,310)	3,579	(91,391)	(2,503)

Net increase (decrease) from operations	(2,537)	4,695	(67,441)	38,413

Contract Owner Transactions:

Accumulation Activity:
Purchase payments received	6,911	—	7,474	—
Transfers between Sub-Accounts (including the Fixed Account), net	(2,143)	(1,313)	26,773	(16,470)
Withdrawals, surrenders, annuitizations and contract charges	(20,738)	(630)	(22,830)	(1,025)

Net accumulation activity	(15,970)	(1,943)	11,417	(17,495)

Net increase (decrease) from contract owner transactions	(15,970)	(1,943)	11,417	(17,495)

Total increase (decrease) in net assets	(18,507)	2,752	(56,024)	20,918
Net assets at beginning of year	31,258	28,506	205,024	184,106

Net assets at end of year	$12,751	$31,258	$149,000	$205,024

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE NY VARIABLE ACCOUNT C - ALL STAR

(A Separate Account of Delaware Life Insurance Company of New York)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2022 AND 2021

	MB3 Sub-Account		M10 Sub-Account
	December 31, 2022	December 31, 2021	December 31, 2022	December 31, 2021
Operations:
Net investment income (loss)	$(17)	$(19)	$(620)	$(676)
Net realized gains (losses)	150	174	7,863	3,782
Net change in unrealized appreciation (depreciation)	(381)	81	(17,251)	8,182

Net increase (decrease) from operations	(248)	236	(10,008)	11,288

Contract Owner Transactions:

Accumulation Activity:
Purchase payments received	—	—	—	—
Transfers between Sub-Accounts (including the Fixed Account), net	(2)	(2.00)	160	(1,007)
Withdrawals, surrenders, annuitizations and contract charges	(65)	(59)	(2,064)	(1,783)

Net accumulation activity	(67)	(61)	(1,904)	(2,790)

Net increase (decrease) from contract owner transactions	(67)	(61)	(1,904)	(2,790)

Total increase (decrease) in net assets	(315)	175	(11,912)	8,498
Net assets at beginning of year	1,211	1,036	56,444	47,946

Net assets at end of year	$896	$1,211	$44,532	$56,444

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE NY VARIABLE ACCOUNT C - ALL STAR

(A Separate Account of Delaware Life Insurance Company of New York)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2022 AND 2021

	M42 Sub-Account		M83 Sub-Account
	December 31, 2022	December 31, 2021	December 31, 2022	December 31, 2021
Operations:
Net investment income (loss)	$(101)	$(142)	$(379)	$(394)
Net realized gains (losses)	1,843	1,352	11,067	5,550
Net change in unrealized appreciation (depreciation)	(3,952)	(1,235)	(17,578)	13,579

Net increase (decrease) from operations	(2,210)	(25)	(6,890)	18,735

Contract Owner Transactions:

Accumulation Activity:
Purchase payments received	—	—	5,949	—
Transfers between Sub-Accounts (including the Fixed Account), net	—	—	(7,523)	(9,207)
Withdrawals, surrenders, annuitizations and contract charges	(1)	—	(18,063)	(727)

Net accumulation activity	(1)	—	(19,637)	(9,934)

Net increase (decrease) from contract owner transactions	(1)	—	(19,637)	(9,934)

Total increase (decrease) in net assets	(2,211)	(25)	(26,527)	8,801
Net assets at beginning of year	7,054	7,079	93,386	84,585

Net assets at end of year	$4,843	$7,054	$66,859	$93,386

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE NY VARIABLE ACCOUNT C - ALL STAR

(A Separate Account of Delaware Life Insurance Company of New York)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2022 AND 2021

	MG3 Sub-Account		P06 Sub-Account
	December 31, 2022	December 31, 2021	December 31, 2022	December 31, 2021
Operations:
Net investment income (loss)	$(255)	$(485)	$2,429	$1,224
Net realized gains (losses)	2,754	5,217	(3,389)	1,683
Net change in unrealized appreciation (depreciation)	(5,984)	6,595	(5,474)	(1,548)

Net increase (decrease) from operations	(3,485)	11,327	(6,434)	1,359

Contract Owner Transactions:

Accumulation Activity:
Purchase payments received	—	—	2,739	3
Transfers between Sub-Accounts (including the Fixed Account), net	—	—	1,266	1,138
Withdrawals, surrenders, annuitizations and contract charges	(18)	(23,146)	(9,088)	(20,103)

Net accumulation activity	(18)	(23,146)	(5,083)	(18,962)

Net increase (decrease) from contract owner transactions	(18)	(23,146)	(5,083)	(18,962)

Total increase (decrease) in net assets	(3,503)	(11,819)	(11,517)	(17,603)
Net assets at beginning of year	33,412	45,231	34,388	51,991

Net assets at end of year	$29,909	$33,412	$22,871	$34,388

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE NY VARIABLE ACCOUNT C - ALL STAR

(A Separate Account of Delaware Life Insurance Company of New York)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2022 AND 2021

	P07 Sub-Account		W41 Sub-Account
	December 31, 2022	December 31, 2021	December 31, 2022	December 31, 2021
Operations:
Net investment income (loss)	$2,383	$325	$(318)	$(487)
Net realized gains (losses)	(8,555)	13,715	6,893	3,362
Net change in unrealized appreciation (depreciation)	(37,297)	(23,501)	(15,057)	(1,714)

Net increase (decrease) from operations	(43,469)	(9,461)	(8,482)	1,161

Contract Owner Transactions:

Accumulation Activity:
Purchase payments received	4,413	13	—	—
Transfers between Sub-Accounts (including the Fixed Account), net	(3,445)	19,258	1,173	646
Withdrawals, surrenders, annuitizations and contract charges	(14,379)	(20,426)	(279)	(6,862)

Net accumulation activity	(13,411)	(1,155)	894	(6,216)

Net increase (decrease) from contract owner transactions	(13,411)	(1,155)	894	(6,216)

Total increase (decrease) in net assets	(56,880)	(10,616)	(7,588)	(5,055)
Net assets at beginning of year	317,123	327,739	23,872	28,927

Net assets at end of year	$260,243	$317,123	$16,284	$23,872

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE NY VARIABLE ACCOUNT C - ALL STAR

(A Separate Account of Delaware Life Insurance Company of New York)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2022 AND 2021

	W42 Sub-Account
	December 31, 2022	December 31, 2021
Operations:
Net investment income (loss)	$(5,032)	$(3,755)
Net realized gains (losses)	70,472	13,218
Net change in unrealized appreciation (depreciation)	(197,317)	16,162

Net increase (decrease) from operations	(131,877)	25,625

Contract Owner Transactions:

Accumulation Activity:
Purchase payments received	9,133	—
Transfers between Sub-Accounts (including the Fixed Account), net	32,160	1,411
Withdrawals, surrenders, annuitizations and contract charges	(28,870)	(9,066)

Net accumulation activity	12,423	(7,655)

Net increase (decrease) from contract owner transactions	12,423	(7,655)

Total increase (decrease) in net assets	(119,454)	17,970

Net assets at beginning of year	381,764	363,794

Net assets at end of year	$262,310	$381,764

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE NY VARIABLE ACCOUNT C - ALL-STAR

(A Separate Account of Delaware Life Insurance Company of New York)

NOTES TO FINANCIAL STATEMENTS

FOR THE YEAR ENDED DECEMBER 31, 2022

1. BUSINESS AND ORGANIZATION

Delaware Life NY Variable Account C (the “Variable Account”) is a separate account of Delaware Life Insurance Company of New York (the “Sponsor”). The Variable Account was established on October 18, 1985 as a funding vehicle for the variable portion of Columbia All-Star NY contracts, Columbia All-Star Extra NY contracts, and Columbia All-Star Freedom NY contracts (the “Contracts”). The Variable Account is registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended, as a unit investment trust existing in accordance with the regulations of the New York Insurance Department and is an investment company. Accordingly, the Variable Account follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946 Financial Services – Investment Companies.

The assets of the Variable Account are divided into “Sub-Accounts”. Each Sub-Account is invested in shares of a specific mutual fund (collectively the “Funds”), or series thereof, registered under the Investment Company Act of 1940, as amended. The contract owners of the Variable Account direct the deposits into the Sub-Accounts of the Variable Account.

Under applicable insurance law, the assets and liabilities of the Variable Account are clearly identified and distinguished from the Sponsor’s other assets and liabilities. Assets applicable to the Variable Account are not chargeable with liabilities arising out of any other business the Sponsor may conduct.

A summary of the name changes related to Sub-Accounts held by the contract owners of the Variable Account during the current year, is as follows:

Sub-Account	Previous Name	Effective Date
A70	AB VPS Global Thematic Growth Portfolio (Class B)	May 1, 2022
AM2	AB VPS International Growth Portfolio (Class B)	May 1, 2022
W42	Wanger USA	May 1, 2022

There were no Sub-Accounts held by contract owners of the Variable Account that merged during the current year.

There were no Sub-Accounts held by the contract owners of the Variable Account with commencement dates earlier than the past five years, but for which the first activity occurred within the last five years.

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

General

The accompanying financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements in conformity with GAAP requires the Sponsor’s management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from these estimates.

Investment Valuation and Transactions

Investments made in mutual funds are carried at fair value and are valued at their closing net asset value as determined by the respective mutual fund, which in turn value their investments at fair value, as of December 31, 2022. Transactions are recorded on a trade date basis. Realized gains and losses on sales of investments are determined on the first in, first out basis. Dividend income and realized gain distributions are reinvested in additional fund shares and recognized on the ex-dividend date.

DELAWARE LIFE NY VARIABLE ACCOUNT C - ALL-STAR

(A Separate Account of Delaware Life Insurance Company of New York)

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

Units

The number of units credited is determined by dividing the dollar amount allocated to a Sub-Account by the unit value for that Sub-Account for the period during which the purchase payment was received. The unit value for each Sub-Account is established at $10.00 for the first period of that Sub-Account and is subsequently measured based on the performance of the investments and the contract charges selected by the contract holder, as discussed in Note 5.

Purchase Payments

Upon issuance of new contracts, the initial purchase payment is credited to the contract in the form of units. All subsequent purchase payments are applied using the unit values for the period during which the purchase payment is received.

Transfers

Transfers between Sub-Accounts requested by contract owners are recorded in the new Sub-Account upon receipt of the redemption proceeds at the net asset value at the time of receipt. In addition, transfers can be made between the Sub-Accounts and the “Fixed Account”. The Fixed Account is part of the general account of the Sponsor in which purchase payments or contract values may be allocated or transferred.

Withdrawals

At any time during the accumulation phase (the period before the first annuity payment), the contract owner may elect to receive a cash withdrawal payment under the contract. If the contract owner requests a full withdrawal, the contract owner will receive the value of their account at the end of period, less the contract maintenance charge for the current contract year and any applicable withdrawal charge.

If the contract owner requests a partial withdrawal, the contract owner will receive the amount requested less any applicable withdrawal charge and the account value will be reduced by the amount requested. Any requests for partial withdrawals that would result in the value of the contract owner’s account being reduced to an amount less than the contract maintenance charge for the current contract year is treated as a request for a full withdrawal.

Annuitization

On the annuity commencement date, the contract’s accumulation account is canceled, and its adjusted value is applied to provide an annuity. The adjusted value will be equal to the value of the accumulation account for the period that ends immediately before the annuity commencement date, reduced by any applicable premium taxes or similar taxes and a proportionate amount of the contract maintenance charge.

DELAWARE LIFE NY VARIABLE ACCOUNT C - ALL-STAR

(A Separate Account of Delaware Life Insurance Company of New York)

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

Annuity Payments

The amount of the first variable annuity payment is determined in accordance with the annuity payment rates found in the contracts. The number of units to be credited in respect to a particular Sub-Account is determined by dividing that portion of the first variable annuity payment attributable to that Sub-Account by the annuity unit value of that Sub-Account for the period that ends immediately before the annuity commencement date. The number of units of each Sub-Account credited to the contract then remains fixed, unless an exchange of units is made. The dollar amount of each variable annuity payment after the first may increase, decrease or remain constant, depending on the investment performance of the Sub-Accounts.

Federal Income Taxes

The operations of the Variable Account are part of the operations of the Sponsor and are not taxed separately. The Sponsor qualifies for the federal income tax treatment granted to life insurance companies under Subchapter L of the Internal Revenue Code (the “Code”). Under existing federal income tax law, investment income and realized gain distributions earned by the Variable Account on contract owner reserves are not taxable, and therefore, no provision has been made for federal income taxes. In the event of a change in applicable tax law, the Sponsor will review this policy and if necessary a provision may be made in future years.

Use of Estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires Sponsor’s management to make estimates and assumptions that affect the reported amounts of assets and liabilities as of the date of the financial statements and the reported amounts of income and expenses during the period. The most significant estimate is fair value measurements of investments. Actual results could vary from the amounts derived from Sponsor management’s estimates.

Subsequent events

The Sponsor’s management has evaluated events subsequent to December 31, 2022, noting that there are no subsequent events requiring accounting adjustments or disclosure.

3. FAIR VALUE MEASUREMENTS

The Sub-Accounts’ investments are carried at fair value. Fair value is an exit price, representing the amount that would be received from a sale of an asset or paid to transfer a liability in an orderly transaction between market participants. As such, fair value is a market-based measurement that should be determined based on assumptions that market participants would use in pricing an asset or liability. As a basis for considering such assumptions, FASB ASC Topic 820, “Fair Value Measurements and Disclosures”, establishes a three-tier value hierarchy, which prioritizes the inputs used in measuring fair value (i.e., Level 1, 2 and 3). Level 1 inputs are observable inputs that reflect quoted prices for identical assets or liabilities in active markets that the Variable Account has the ability to access at the measurement date. Level 2 inputs are observable inputs, other than quoted prices included in Level 1, for the asset or liability or prices for similar assets and liabilities. Level 3 inputs are unobservable inputs reflecting the reporting entity’s estimates of the assumptions that market participants would use in pricing the asset or liability. Topic 820 requires that a fair value measurement technique include an adjustment for risks inherent in a particular valuation technique (such as a pricing model) and/or the risks inherent in the inputs to the model, if market participants would also include such an adjustment.

The Variable Account has categorized its financial instruments, based on the priority of the inputs to the valuation technique, into the three-level hierarchy described above. If the inputs used to measure fair value fall within different levels of the hierarchy, the category level is based on the lowest priority level input that is significant to the fair value measurement of the instrument.

DELAWARE LIFE NY VARIABLE ACCOUNT C - ALL-STAR

(A Separate Account of Delaware Life Insurance Company of New York)

3. FAIR VALUE MEASUREMENTS (CONTINUED)

The Variable Account uses the Funds’ closing net asset value to determine the fair value of its Sub-Accounts. As of December 31, 2022, the net assets held in the Variable Account were categorized as Level 1 assets under the Topic 820 hierarchy levels. There were no Level 2 or 3 investments in the Variable Account during the year ended December 31, 2022. There were no transfers between levels during the year ended December 31, 2022.

4. RELATED-PARTY TRANSACTIONS

The Sponsor provides administrative services necessary for the operation of the Variable Account. The Sponsor absorbs all organizational expenses including the fees of registering the Variable Account and its contracts for distribution under federal and state securities laws.

5. CONTRACT CHARGES

Mortality and expense risk charges

Charges for mortality and expense risks, the optional death benefit riders, and the optional living benefit riders are based on the value of the Sub-Account and are deducted from the Variable Account at the end of each valuation period to cover the risks assumed by the Sponsor. These charges are reflected in the Statements of Operations. The deductions are calculated at different levels based upon the elections made by the contract holder and are transferred periodically to the Sponsor. As of December 31, 2022, the deduction is at an effective annual rate of the average daily value of the contract invested in the Variable Account as follows:

	Level 1	Level 2	Level 3	Level 4
Columbia All-Star NY contracts	1.30%	1.50%	1.70%	1.90%
Columbia All-Star Extra NY contracts	1.40%	1.60%	1.80%	2.00%
Columbia All-Star Freedom NY contracts	1.35%	1.55%	1.75%	—

Distribution and administrative expense charges

For assuming the risk that surrender charges may be insufficient to compensate the Sponsor for the costs of distributing the contracts, the Sponsor makes a deduction from the Variable Account at the end of each valuation period at an effective annual rate of 0.15% of the net assets attributable to Columbia All-Star Extra NY contracts and an effective annual rate of 0.20% of the net assets attributable to Columbia All-Star NY and Columbia All-Star Freedom NY contracts.

Additionally, a reimbursement for administrative expenses attributable to Columbia All-Star NY, Columbia All-Star Extra NY, and Columbia All-Star Freedom NY contracts, which exceed the charges received from the account administration fee (“Account Fee”), the Sponsor makes a deduction from the Sub-Account at the end of each valuation period at an effective annual rate of 0.15% of the net assets attributable to such contracts.

Distribution and administrative expense charges are reflected in the Statements of Operations.

Administration charges

Each year on the account anniversary date, an Account Fee of $30 is deducted from the participant’s account to reimburse the Sponsor for certain administrative expenses. After the annuity commencement date, this Account Fee will be deducted pro rata from each variable annuity payment made during the year. These charges are reported as part of “Withdrawals, surrenders, annuitization and contract charges” in the Statements of Changes in Net Assets.

DELAWARE LIFE NY VARIABLE ACCOUNT C - ALL-STAR

(A Separate Account of Delaware Life Insurance Company of New York)

5. CONTRACT CHARGES (CONTINUED)

Surrender charges

The Sponsor does not deduct a sales charge from purchase payments. However, a surrender charge (contingent deferred sales charge) may be deducted to cover certain expenses relating to the sales of the contract if the contract holder requests a full withdrawal prior to reaching the pay-out phase. In no event shall the aggregate surrender charges exceed 8% of the purchase payments made under the contract. These charges are reported as part of “Withdrawals, surrenders, annuitization and contract charges” in the Statements of Changes in Net Assets.

Optional living benefit rider charges (“Benefit Fee”)

A specific quarterly charge, equal to 0.125% of account value, is deducted on the last day of the Account Quarter, (“Account Quarters” are defined as three-month periods, with the first Account Quarter beginning on the date the contracts were issued), if Secured Returns 2 optional living benefit rider is elected. This optional living benefit rider is available on Columbia All-Star NY contracts and Columbia All-Star Extra NY contracts; however, no contracts were ever sold with the rider elected; therefore, there are no Benefit Fees reflected in the Variable Account’s financial statements.

Premium Taxes

A deduction, when applicable, is made for premium taxes or similar state or local taxes. It is currently the policy of the Sponsor to make this deduction from the amount applied to provide an annuity at the time of annuitization.

6. INVESTMENT PURCHASES AND SALES

The cost of purchases and proceeds from sales of investments for the year ended December 31, 2022 were as follows:

	Purchases	Sales
A70	$2,125	$1,148
A71	28,934	19,680
C49	—	365
C75	16,729	53,635
C76	11,571	16,937
C60	2,509	593
C66	1	918
C68	347	2,021
C73	336	95
C70	11,480	15,654
T20	18,241	25,339
F51	46,740	42,776
F54	8,807	23,468
M80	57,710	29,207
MB3	136	84
M10	6,608	2,897
M42	1,894	102
M83	11,596	27,433
MG3	2,813	572
P06	102,953	105,606
P07	113,397	124,413
W41	9,731	837
W42	149,107	40,074

DELAWARE LIFE NY VARIABLE ACCOUNT C - ALL-STAR

(A Separate Account of Delaware Life Insurance Company of New York)

7. CHANGES IN UNITS OUTSTANDING

The changes in units outstanding for the year ended December 31, 2022 were as follows:

	Units Issued	Units Redeemed	Net Increase (Decrease)
A70	—	26	(26)
A71	58	447	(389)
C49	—	14	(14)
C75	1,606	5,598	(3,992)
C76	454	1,359	(905)
C60	85	1	84
C66	—	16	(16)
C68	13	44	(31)
C70	1,068	1,504	(436)
T20	855	1,202	(347)
F51	419	1,281	(862)
F54	287	938	(651)
M80	647	444	203
MB3	—	3	(3)
M10	5	50	(45)
M83	266	1,060	(794)
P06	6,069	6,559	(490)
P07	6,942	7,451	(509)
W41	49	16	33
W42	1,087	823	264

DELAWARE LIFE NY VARIABLE ACCOUNT C - ALL-STAR

(A Separate Account of Delaware Life Insurance Company of New York)

7. CHANGES IN UNITS OUTSTANDING (CONTINUED)

The changes in units outstanding for the year ended December 31, 2021 were as follows:

	Units Issued	Units Redeemed	Net Increase (Decrease)
A70	—	230	(230)
A71	21	504	(483)
C49	—	11	(11)
C75	1,773	1,729	44
C76	315	93	222
C60	—	62	(62)
C66	—	1,008	(1,008)
C68	—	796	(796)
C70	736	95	641
T20	513	360	153
F51	—	159	(159)
F54	43	122	(79)
M80	83	311	(228)
MB3	—	3	(3)
M10	—	69	(69)
M83	7	414	(407)
MG3	—	798	(798)
P06	71	1,276	(1,205)
P07	1,251	1,343	(92)
W41	14	149	(135)
W42	95	227	(132)

8. TAX DIVERSIFICATION REQUIREMENTS

Under the provisions of Section 817(h) of the Code, a variable annuity contract, other than a pension plan contract, is not treated as an annuity contract for federal tax purposes for any period in which the investments of the segregated asset account on which the contract is based are not adequately diversified. The Code provides that the “adequately diversified” requirement may be met if the underlying investments satisfy either a statutory safe harbor test or diversification requirements set forth in regulations issued by the Secretary of Treasury. The Sponsor believes that the Variable Account satisfies the current requirements of the regulations, and it intends that the Variable Account will continue to meet such requirements.

DELAWARE LIFE NY VARIABLE ACCOUNT C - ALL STAR

(A Separate Account of Delaware Life Insurance Company of New York)

9. FINANCIAL HIGHLIGHTS

The summary of units outstanding, unit value (some of which may be rounded), net assets, investment income ratios, expense ratios (excluding expenses of the underlying mutual funds) and the total return, for each of the five years in the period ended December 31, is as follows:

	At December 31,					For the years ended December 31,
	Units	Unit Value[4]			Net Assets	Investment Income Ratio[1]	Expense Ratio lowest to highest[2]			Total Return[3]
A70
2022	649	$31.1522	to	$27.4055	$18,480	—%	1.70%			(28.40%)
2021	675	43.5097	to	37.2018	26,794	—	1.70	to	1.85	20.49	to	20.31
2020	905	36.1094	to	30.9211	29,386	0.46	1.70	to	1.85	36.72	to	36.51
2019	978	26.4113	to	22.6509	23,168	0.16	1.70	to	1.85	27.58	to	27.39
2018	1,017	20.7015	to	17.7809	18,859	—	1.70	to	1.85	(11.52)	to	(11.65)

A71
2022	4,036	35.2551	to	36.3476	147,324	1.10	1.65	to	1.90	(5.99)	to	(6.23)
2021	4,425	37.5010	to	38.7612	172,242	0.62	1.65	to	1.90	25.74	to	25.42
2020	4,908	29.8253	to	30.9060	152,342	1.33	1.65	to	1.90	0.78	to	0.53
2019	5,297	29.5938	to	30.7444	161,652	1.03	1.65	to	1.90	21.58	to	21.27
2018	5,758	24.3415	to	25.3522	144,470	0.76	1.65	to	1.90	(7.40)	to	(7.64)

AM2[5]
2018	—	22.3481			—	0.41	1.70			(19.01)

C55[6]
2019	5,106	25.0119	to	25.2186	131,251	1.72	1.65	to	1.90	18.88	to	18.58
2018	5,789	21.0400	to	21.2678	124,929	1.27	1.65	to	1.90	(6.38)	to	(6.62)

C49
2022	181	20.6407	to	20.1558	3,719	—	1.70	to	1.90	(3.06)	to	(3.26)
2021	195	21.2920	to	20.8340	4,136	—	1.70	to	1.90	23.76	to	23.51
2020	206	17.2042	to	16.8684	3,531	—	1.70	to	1.90	(0.81)	to	(1.02)
2019	217	17.3455	to	17.0417	3,767	—	1.70	to	1.90	21.66	to	21.41
2018	228	14.2574	to	14.0362	3,250	—	1.70	to	1.90	(7.61)	to	(7.80)

C75
2022	23,966	8.9840	to	8.7655	213,942	1.09	1.65	to	1.90	(0.45)	to	(0.70)
2021	27,958	9.0247	to	8.8275	250,837	0.02	1.65	to	1.90	(1.63)	to	(1.88)
2020	27,914	9.1738	to	8.9962	254,609	0.28	1.65	to	1.90	(1.35)	to	(1.60)
2019	19,729	9.2992	to	9.1424	182,571	1.88	1.65	to	1.90	0.22	to	(0.03)
2018	20,508	9.2787	to	9.1455	189,535	1.49	1.65	to	1.90	(0.16)	to	(0.42)

DELAWARE LIFE NY VARIABLE ACCOUNT C - ALL STAR

(A Separate Account of Delaware Life Insurance Company of New York)

9. FINANCIAL HIGHLIGHTS (CONTINUED)

	At December 31,					For the years ended December 31,
	Units	Unit Value[4]			Net Assets	Investment Income Ratio[1]	Expense Ratio lowest to highest[2]			Total Return[3]

C76
2022	5,345	$11.4860	to	$11.2066	$60,920	5.36%	1.65%	to	1.90%	(11.69%)	to	(11.92%)
2021	6,250	13.0067	to	12.7225	80,644	9.03	1.65	to	1.90	2.43	to	2.17
2020	6,028	12.6986	to	12.4528	76,002	4.64	1.65	to	1.90	3.93	to	3.67
2019	5,858	12.2183	to	12.0124	71,136	5.03	1.65	to	1.90	14.21	to	13.93
2018	6,312	10.6977	to	10.5441	67,184	4.78	1.65	to	1.90	(5.49)	to	(5.73)

C60
2022	1,152	27.6704	to	27.5063	31,812	—	1.65	to	1.70	(32.66)	to	(32.69)
2021	1,068	41.0900	to	40.8672	43,805	—	1.65	to	1.70	26.24	to	26.18
2020	1,130	32.5485	to	32.3886	36,716	—	1.65	to	1.70	32.19	to	32.13
2019	1,735	24.6217			42,714	—	1.65			33.30
2018	1,736	18.4703			32,060	—	1.65			(5.72)

C66
2022	1,268	22.7509	to	22.2161	28,352	—	1.70	to	1.90	(10.97)	to	(11.15)
2021	1,284	25.5539	to	25.0040	32,300	—	1.70	to	1.90	30.09	to	29.82
2020	2,292	19.6436	to	19.2600	44,379	—	1.70	to	1.90	5.65	to	5.44
2019	2,265	18.5923	to	18.2665	41,572	—	1.70	to	1.90	29.39	to	29.13
2018	2,344	14.3687	to	14.1457	33,307	—	1.70	to	1.90	(14.77)	to	(14.95)

C68
2022	1,406	27.3818	to	26.5807	38,100	—	1.65	to	1.90	(19.88)	to	(20.08)
2021	1,437	34.1756	to	33.2600	48,622	—	1.65	to	1.90	25.96	to	25.64
2020	2,233	27.1323	to	26.4725	59,849	—	1.65	to	1.90	15.80	to	15.51
2019	2,329	23.4298	to	22.9184	53,977	—	1.65	to	1.90	28.64	to	28.31
2018	2,437	18.2137	to	17.8615	43,976	—	1.65	to	1.90	(6.52)	to	(6.76)

C73
2022	240	19.3109			4,637	2.72	1.90			(13.19)
2021	240	22.2452			5,343	5.25	1.90			(0.30)
2020	240	22.3115			5,359	3.40	1.90			4.60
2019	240	21.3308			5,126	3.62	1.90			8.13
2018	240	19.7270			4,742	3.25	1.90			(2.53)

C70
2022	9,161	8.9265	to	8.6653	81,144	1.87	1.65	to	1.90	(15.73)	to	(15.94)
2021	9,597	10.5929	to	10.3090	100,840	1.83	1.65	to	1.90	(2.83)	to	(3.07)
2020	8,956	10.9011	to	10.6360	96,916	2.38	1.65	to	1.90	3.12	to	2.86
2019	8,540	10.5713	to	10.3405	89,695	2.67	1.65	to	1.90	4.75	to	4.48
2018	9,707	10.0923	to	9.8971	97,429	2.64	1.65	to	1.90	(0.08)	to	(0.34)

DELAWARE LIFE NY VARIABLE ACCOUNT C - ALL STAR

(A Separate Account of Delaware Life Insurance Company of New York)

9. FINANCIAL HIGHLIGHTS (CONTINUED)

	At December 31,					For the years ended December 31,
	Units	Unit Value[4]			Net Assets	Investment Income Ratio[1]	Expense Ratio lowest to highest[2]			Total Return[3]
T20
2022	7,283	$18.3771	to	$18.0101	$135,417	2.96%	1.65%	to	1.90%	(9.12%)	to	(9.35%)
2021	7,630	20.2221	to	19.8686	156,273	0.02	0.02	to	0.02	0.02	to	0.02
2020	7,477	19.7394	to	19.4437	149,546	3.71	1.65	to	1.90	(2.79)	to	(3.04)
2019	8,106	20.3057	to	20.0525	166,359	1.69	1.65	to	1.90	10.68	to	10.40
2018	7,928	18.3467	to	18.1641	146,946	2.65	1.65	to	1.90	(16.84)	to	(17.05)

F51
2022	1,205	32.2166	to	32.9162	39,029	3.56	1.85	to	1.90	(8.52)	to	(8.57)
2021	2,067	35.2186	to	36.0019	73,023	2.45	1.85	to	1.90	22.93	to	22.87
2020	2,226	28.6483	to	29.3006	63,943	3.78	1.85	to	1.90	3.57	to	3.52
2019	2,179	27.6611	to	28.3055	60,461	2.24	1.85	to	1.90	23.34	to	23.28
2018	2,251	23.7056	to	22.9609	50,627	2.41	1.70	to	1.90	(6.21)	to	(6.40)

F54
2022	522	24.9834	to	24.0046	12,751	1.09	1.65	to	1.85	(8.95)	to	(9.14)
2021	1,173	27.4397	to	26.4180	31,258	2.91	1.65	to	1.85	17.21	to	16.97
2020	1,252	23.4110	to	22.5851	28,506	3.01	1.65	to	1.85	(6.61)	to	(6.80)
2019	1,084	25.0682	to	24.2330	26,452	1.85	1.65	to	1.85	20.56	to	20.31
2018	1,106	20.7938	to	20.1418	22,422	2.42	1.65	to	1.85	(10.57)	to	(10.75)

M80
2022	2,814	51.3295	to	51.5479	149,000	—	1.65	to	1.90	(32.93)	to	(33.10)
2021	2,611	76.5271	to	77.0481	205,024	—	1.65	to	1.90	21.21	to	20.90
2020	2,839	63.1358	to	63.7273	184,106	—	1.65	to	1.90	29.37	to	29.04
2019	3,704	48.8036	to	49.3865	184,588	—	1.65	to	1.90	35.51	to	35.17
2018	4,235	36.0142	to	36.5371	155,783	—	1.65	to	1.90	0.72	to	0.46

MB3
2022	45	19.9602			896	—	1.90			(20.97)
2021	48	25.2569			1,211	0.03	1.90			23.28
2020	51	20.7905	to	20.4879	1,036	0.03	1.65	to	1.90	20.18	to	19.88
2019	744	17.2991	to	17.0907	12,826	0.35	1.65	to	1.90	37.29	to	36.94
2018	747	12.6005	to	12.4804	9,386	0.33	1.65	to	1.90	(1.09)	to	(1.34)

M10
2022	1,173	38.2713	to	37.8917	44,532	0.39	1.65	to	1.70	(18.06)	to	(18.10)
2021	1,218	46.7045	to	46.2647	56,444	0.42	1.65	to	1.70	24.43	to	24.36
2020	1,287	37.5355	to	37.2009	47,946	0.43	1.65	to	1.70	11.73	to	11.67
2019	1,340	33.5961	to	33.3135	44,716	0.49	1.65	to	1.70	29.09	to	29.02
2018	1,403	26.0257	to	25.8199	36,274	0.44	1.65	to	1.70	(7.27)	to	(7.32)

M42
2022	117	41.5129			4,843	—	1.90			(31.32)
2021	117	60.4446			7,054	—	1.90			(0.35)
2020	117	60.6584			7,079	—	1.90			42.82
2019	117	42.4718			4,958	—	1.90			38.60
2018	117	30.6437			3,579	—	1.90			(3.59)

DELAWARE LIFE NY VARIABLE ACCOUNT C - ALL STAR

(A Separate Account of Delaware Life Insurance Company of New York)

9. FINANCIAL HIGHLIGHTS (CONTINUED)

	At December 31,					For the years ended December 31,
	Units	Unit Value[4]			Net Assets	Investment Income Ratio[1]	Expense Ratio lowest to highest[2]			Total Return[3]
M83
2022	2,704	$24.9237	to	$24.2907	$66,859	1.26%	1.65%	to	1.90%	(7.45%)	to	(7.69%)
2021	3,498	26.9308	to	26.3134	93,386	1.32	1.65	to	1.90	23.39	to	23.08
2020	3,905	21.8258	to	21.3797	84,585	1.58	1.65	to	1.90	1.77	to	1.51
2019	4,191	21.4468	to	21.0621	89,307	2.08	1.65	to	1.90	27.67	to	27.34
2018	4,780	16.7991	to	16.5398	79,875	1.56	1.65	to	1.90	(11.57)	to	(11.80)

MG3
2022	1,069	28.4425	to	27.5980	29,909	0.99	1.70	to	1.90	(10.33)	to	(10.51)
2021	1,069	31.7189	to	30.8396	33,412	0.61	1.70	to	1.90	28.77	to	28.51
2020	1,867	24.6327	to	23.9984	45,231	1.24	1.70	to	1.90	2.10	to	1.89
2019	1,808	24.1255	to	23.5521	42,971	1.31	1.70	to	1.90	28.90	to	28.64
2018	1,851	18.7169	to	18.3092	34,169	0.90	1.70	to	1.90	(12.96)	to	(13.14)

P06
2022	1,586	14.5935	to	14.2214	22,871	6.46	1.65	to	1.90	(13.36)	to	(13.58)
2021	2,076	16.8432	to	16.4554	34,388	4.73	1.65	to	1.90	3.87	to	3.61
2020	3,281	16.2154	to	15.8824	51,991	1.42	1.65	to	1.90	9.88	to	9.60
2019	3,329	14.7580	to	14.4918	48,083	1.66	1.65	to	1.90	6.66	to	6.39
2018	3,170	13.8363	to	13.6213	43,002	2.47	1.65	to	1.90	(3.82)	to	(4.07)

P07
2022	18,353	14.2593	to	13.6608	260,243	2.61	1.65	to	1.90	(15.72)	to	(15.93)
2021	18,862	16.9181	to	16.2492	317,123	1.82	1.65	to	1.90	(2.89)	to	(3.14)
2020	18,954	17.4219	to	16.7756	327,739	2.13	1.65	to	1.90	6.87	to	6.60
2019	18,092	16.3021	to	15.7375	292,619	3.01	1.65	to	1.90	6.59	to	6.32
2018	18,752	15.2945	to	14.8023	284,780	2.55	1.65	to	1.90	(2.17)	to	(2.42)

W41
2022	529	30.6525	to	31.1294	16,284	—	1.65	to	1.90	(35.90)	to	(36.07)
2021	496	47.8226	to	48.6902	23,872	—	1.65	to	1.90	4.09	to	3.83
2020	631	45.9437	to	46.8963	28,927	0.76	1.65	to	1.90	24.56	to	24.25
2019	680	36.8835	to	37.7443	25,048	0.07	1.65	to	1.90	27.17	to	26.85
2018	706	29.0025	to	29.7548	20,473	0.17	1.65	to	1.90	(13.86)	to	(14.08)

DELAWARE LIFE NY VARIABLE ACCOUNT C - ALL-STAR

(A Separate Account of Delaware Life Insurance Company of New York)

9. FINANCIAL HIGHLIGHTS (CONTINUED)

	At December 31,					For the years ended December 31,
	Units	Unit Value[4]			Net Assets	Investment Income Ratio[1]	Expense Ratio lowest to highest[2]			Total Return[3]
W42
2022	6,647	$38.2220	to	$40.9818	$262,310	—%	1.65%	to	1.90%	(34.56%)	to	(34.72%)
2021	6,383	58.4054	to	62.7819	381,764	0.77	1.65	to	1.90	7.11	to	6.84
2020	6,515	54.5296	to	58.7649	363,794	—	1.65	to	1.90	22.18	to	21.87
2019	7,782	44.6306	to	48.2197	355,398	0.26	1.65	to	1.90	28.95	to	28.62
2018	8,053	34.6119	to	37.4905	285,430	0.10	1.65	to	1.90	(3.09)	to	(3.34)

1

Represents the dividends, excluding distributions of capital gains, received by the Sub-Account from the underlying mutual fund, which are net of management fees assessed by the fund manager, divided by the average net assets. The ratio excludes those expenses, such as mortality and expense charges, that result in direct reductions in the unit values. The recognition of investment income by the Sub-Account is affected by the timing of the declaration of dividends by the underlying mutual fund in which the Sub-Accounts invest.

2

Ratio represents the contract expenses of the Sub-Account, consisting primarily of mortality and expense charges and distribution and administrative expense charges. The ratio includes only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying mutual fund are excluded.

3

Ratio represents the total return for the year indicated, including changes in the value of the underlying mutual fund. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in reduction in the total return presented. The total return is calculated for each period indicated or from the effective date through the end of the reporting period using the unit value of the beginning period that corresponds to the lowest or highest ending period unit value disclosed. The total returns are presented as a range of maximum to minimum values based on the product grouping representing the corresponding lowest to highest expense ratio amounts.

4

These unit values are not a direct calculation of net asset over the number of units allocated to the Sub-Account. The unit values are presented as a range of maximum to minimum values based on the product grouping representing the corresponding lowest and highest expense ratio amounts. Some unit values may be outside of the range due to timing of the related Sub-Account level’s commencement date. Unit values of product pricing levels with zero units during the period are excluded when determining the range.

5	Sub-Account AM2 is active but has had zero balance since December 31, 2018 and therefore is not reported on the Statements of Operations and Statements of Changes in Net Assets.
6	Columbia Variable Portfolio - Asset Allocation Fund Class 2 Sub-Account C55 merged into Sub-Account C75 on April 24, 2020.

Delaware Life NY Variable

Account C - Futurity

Financial Statements as of and for the Year Ended December 31,

2022 and Report of Independent Auditors

DELAWARE LIFE NY VARIABLE ACCOUNT C - FUTURITY

(A Separate Account of Delaware Life Insurance Company of New York)

Index

December 31, 2022

Page(s)
Report of Independent Auditors	1-2

Financial Statements

Statements of Assets and Liabilities	3-5

Statements of Operations	6-20

Statements of Changes in Net Assets	21-43

Notes to the Financial Statements	44-59

KPMG LLP Two Financial Center 60 South Street Boston, MA 02111

Report of Independent Registered Public Accounting Firm

To the Board of Directors of Delaware Life Insurance Company of New York and the Contract Owners of Delaware Life NY Variable Account C - Futurity:

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities of each of the sub-accounts listed in the Appendix that comprise the Delaware Life NY Variable Account C - Futurity (the Sub-Accounts), as of December 31, 2022, the related statements of operations and changes in net assets for the periods indicated in the Appendix, and the related notes including the financial highlights in Note 10 for each of the years or periods in the two-year period then ended (collectively, the financial statements). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Sub-Accounts as of December 31, 2022, the results of their operations and changes in their net assets for the periods indicated in the Appendix, and the financial highlights for each of the years or periods in the two-year period then ended, in conformity with U.S. generally accepted accounting principles. The financial highlights for each of the years or periods ended on or prior to December 31, 2020 were audited by other independent registered public accountants whose report, dated April 28, 2021, expressed an unqualified opinion on those financial highlights.

Basis for Opinion

These financial statements are the responsibility of the Sub-Accounts’ management. Our responsibility is to express an opinion on these financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Sub-Accounts in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Such procedures also included confirmation of securities owned as of December 31, 2022, by correspondence with the transfer agent of the underlying mutual funds; when replies were not received from the transfer agent, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

/s/ KPMG LLP

We have served as the auditor of Delaware Life Insurance Company’s separate accounts since 2021.

Boston, Massachusetts

April 26, 2023

KPMG LLP, a Delaware limited liability partnership and a member firm of the KPMG global organization of independent member firms affiliated with

KPMG International Limited, a private English company limited by guarantee.

Appendix

AB VPS Growth and Income Portfolio (Class B) Sub-Account (A71) (1)

AB VPS Sustainable International Thematic Portfolio (Class B) Sub-Account (AM2) (1)(2)

AB VPS Small Cap Growth Portfolio (Class B) Sub-Account (A19) (1)

Alger Growth & Income Portfolio I-2 Sub-Account (A55) (1)

Alger Small Cap Growth Portfolio I-2 Sub-Account (A51) (1)

Fidelity VIP Contrafund Portfolio (Service Class 2) Sub-Account (F24) (1)

Fidelity VIP Growth Portfolio (Service Class 2) Sub-Account (F99) (1)

Fidelity VIP Overseas Portfolio (Service Class 2) Sub-Account (F91) (1)

First Eagle Overseas Variable Fund Sub-Account (FE3) (1)

Franklin Templeton Growth VIP Fund Class 2 Sub-Account (F56) (1)

Goldman Sachs VIT Large Cap Value Fund I Class Sub-Account (G30) (1)

Goldman Sachs VIT Small Cap Equity Insights Fund I Class Sub-Account (521) (1)

Goldman Sachs International Equity Insights Fund I Class Sub-Account (G33) (1)

Goldman Sachs VIT U.S Equity Insights Fund I Class Sub-Account (G31) (1)

Invesco V.I. American Franchise Fund Series I Sub-Account (V15) (1)

Invesco V.I. Core Equity Fund I Sub-Account (A39) (1)

Invesco V.I. EQV International Equity Fund Series I Sub-Account (A21) (1)(3)

JPMorgan Insurance Trust Small Cap Core Portfolio (Class 1) Sub-Account (J43) (1)

JPMorgan Insurance Trust U.S Equity Portfolio (Class 1) Sub-Account (J32) (1)

MFS U.S. Government Money Market Portfolio Initial Class Sub-Account (MD8) (1)

MFS VIT Total Return Series Initial Class Sub-Account (M07) (1)

MFS VIT Total Return Series Service Class Sub-Account (M35) (1)

MFS VIT I Growth Series Initial Class Sub-Account (M31) (1)

MFS VIT I Growth Series Service Class Sub-Account (M80) (1)

MFS VIT I Mid Cap Growth Series Initial Class Sub-Account (MF1) (1)

MFS VIT I New Discovery Series Initial Class Sub-Account (M05) (1)

MFS VIT I New Discovery Series Service Class Sub-Account (M42) (1)

MFS VIT I Total Return Bond Series Initial Class Sub-Account (M06) (1)

MFS VIT I Research Series Initial Class Sub-Account (M33) (1)

MFS VIT I Utilities Series Initial Class Sub-Account (M44) (1)

MFS VIT I Utilities Series Service Class Sub-Account (M40) (1)

MFS VIT I Value Series Initial Class Sub-Account (M83) (1)

MFS VIT II Blended Research Core Equity Portfolio I Class Sub-Account (MB6) (1)

MFS VIT II Blended Research Core Equity Portfolio S Class Sub-Account (MB7) (1)

MFS VIT II Government Securities Portfolio I Class Sub-Account (M96) (1)

MFS VIT II Government Securities Portfolio S Class Sub-Account (MD2) (1)

MFS VIT II High Yield Portfolio I Class Sub-Account (MA6) (1)

MFS VIT II High Yield Portfolio Service Class Sub-Account (MA3) (1)

MFS VIT II Massachusetts Investors Growth Stock Portfolio I Class Sub-Account (MD6) (1)

MFS VIT III Blended Research Small Cap Equity Portfolio Initial Class Sub-Account (MB8) (1)

MFS VIT III Global Real Estate Portfolio Initial Class Sub-Account (MF6) (1)

MFS VIT III Mid Cap Value Portfolio Initial Class Sub-Account (MG3) (1)

PIMCO VIT Emerging Markets Bond Portfolio Admin Class Sub-Account (PK8) (1)

PIMCO VIT Real Return Portfolio Admin Class Sub-Account (P06) (1)

PIMCO VIT Total Return Portfolio Admin Class Sub-Account (P07) (1)

(1)

Statements of assets and liabilities as of December 31, 2022, the related statements of operations for the year then ended, and the statements of changes in net assets for each of the years in the two-year period then ended.

(2)	Formerly, AB VPS Balanced Wealth Strategy Portfolio (Class B) Sub-Account (AM2)
(3)	Formerly, Invesco V.I. International Growth Fund I Sub-Account (A21)

2

DELAWARE LIFE NY VARIABLE ACCOUNT C - FUTURITY

(A Separate Account of Delaware Life Insurance Company of New York)

STATEMENTS OF ASSETS AND LIABILITIES

DECEMBER 31, 2022

		Assets				Liabilities
	Shares	Cost	Investments at fair value	Receivable from Sponsor	Total assets	Payable to Sponsor	Payable to Contractholder	Net Assets
AB VPS Growth and Income Portfolio (Class B) Sub-Account (A71)	2,827	$68,190	$80,161	$—	$80,161	$—	$3	$80,158
AB VPS Sustainable International Thematic Portfolio (Class B) Sub-Account (AM2) ²	1,261	24,110	20,194	—	20,194	—	1	20,193
AB VPS Small Cap Growth Portfolio (Class B) Sub-Account (A19)	1,003	13,182	6,790	—	6,790	—	—	6,790
Alger Growth & Income Portfolio I-2 Sub-Account (A55)	1,393	23,832	32,186	—	32,186	107	1	32,078
Alger Small Cap Growth Portfolio I-2 Sub-Account (A51)	1,773	41,029	25,164	—	25,164	—	1	25,163
Fidelity VIP Contrafund Portfolio (Service Class 2) Sub-Account (F24)	572	24,647	20,883	—	20,883	—	1	20,882
Fidelity VIP Growth Portfolio (Service Class 2) Sub-Account (F99)	644	46,855	44,592	—	44,592	—	2	44,590
Fidelity VIP Overseas Portfolio (Service Class 2) Sub-Account (F91)	309	6,312	6,616	—	6,616	—	—	6,616
First Eagle Overseas Variable Fund Sub-Account (FE3)	2,751	69,353	61,109	—	61,109	—	2	61,107
Franklin Templeton Growth VIP Fund Class 2 Sub-Account (F56)	1,061	12,148	10,862	—	10,862	—	—	10,862
Goldman Sachs VIT Large Cap Value Fund I Class Sub-Account (G30)	24,001	239,559	200,172	—	200,172	—	8	200,164
Goldman Sachs VIT Small Cap Equity Insights Fund I Class Sub-Account (521)	1,455	17,831	15,134	—	15,134	57	1	15,076
Goldman Sachs International Equity Insights Fund I Class Sub-Account (G33)	7,869	62,486	60,280	—	60,280	—	2	60,278
Goldman Sachs VIT U.S Equity Insights Fund I Class Sub-Account (G31)	1,881	30,570	29,864	—	29,864	—	1	29,863
Invesco V.I. American Franchise Fund Series I Sub-Account (V15)	1,714	86,941	73,408	—	73,408	33	3	73,372
Invesco V.I. Core Equity Fund I Sub-Account (A39)	725	22,544	17,794	—	17,794	—	1	17,793
Invesco V.I. EQV International Equity Fund Series I Sub-Account (A21) ²	3,803	126,870	110,070	—	110,070	—	4	110,066
JPMorgan Insurance Trust Small Cap Core Portfolio (Class 1) Sub-Account (J43)	2,201	37,605	39,522	—	39,522	—	2	39,520
JPMorgan Insurance Trust U.S Equity Portfolio (Class 1) Sub-Account (J32)	974	20,878	30,753	—	30,753	—	1	30,752
MFS U.S. Government Money Market Portfolio Initial Class Sub-Account (MD8)	187,443	187,443	187,443	—	187,443	27	7	187,409
MFS VIT Total Return Series Initial Class Sub-Account (M07)	17,333	404,355	389,824	4,944	394,768	—	15	394,753
MFS VIT Total Return Series Service Class Sub-Account (M35)	15,559	358,661	341,512	—	341,512	—	15	341,497
MFS VIT I Growth Series Initial Class Sub-Account (M31)	4,694	216,242	225,412	—	225,412	—	9	225,403
MFS VIT I Growth Series Service Class Sub-Account (M80)	678	28,781	30,331	—	30,331	—	1	30,330
MFS VIT I Mid Cap Growth Series Initial Class Sub-Account (MF1)	42,022	392,688	300,876	—	300,876	—	12	300,864
MFS VIT I New Discovery Series Initial Class Sub-Account (M05)	8,107	135,499	91,687	—	91,687	—	4	91,683
MFS VIT I New Discovery Series Service Class Sub-Account (M42)	3,008	41,707	26,593	—	26,593	—	1	26,592
MFS VIT I Total Return Bond Series Initial Class Sub-Account (M06)	9,133	121,287	102,833	—	102,833	15	4	102,814
MFS VIT I Research Series Initial Class Sub-Account (M33)	395	10,614	10,944	—	10,944	—	—	10,944
MFS VIT I Utilities Series Initial Class Sub-Account (M44)	4,932	165,020	179,128	—	179,128	—	7	179,121
MFS VIT I Utilities Series Service Class Sub-Account (M40)	848	28,303	30,163	—	30,163	—	1	30,162
MFS VIT I Value Series Initial Class Sub-Account (M83)	12,475	236,204	268,839	—	268,839	103	10	268,726
MFS VIT II Blended Research Core Equity Portfolio I Class Sub-Account (MB6)	1,007	49,418	47,790	—	47,790	—	2	47,788
MFS VIT II Blended Research Core Equity Portfolio S Class Sub-Account (MB7)	221	13,882	10,349	—	10,349	—	—	10,349
MFS VIT II Government Securities Portfolio I Class Sub-Account (M96)	6,186	79,348	65,569	2,218	67,787	—	3	67,784
MFS VIT II Government Securities Portfolio S Class Sub-Account (MD2)	913	10,781	9,628	—	9,628	—	—	9,628
MFS VIT II High Yield Portfolio I Class Sub-Account (MA6)	22,992	127,222	108,521	—	108,521	—	4	108,517
MFS VIT II High Yield Portfolio Service Class Sub-Account (MA3)	2,042	11,564	9,496	—	9,496	—	—	9,496
MFS VIT II Massachusetts Investors Growth Stock Portfolio I Class Sub-Account (MD6)	2,784	54,290	53,695	—	53,695	132	2	53,561
MFS VIT II Massachusetts Investors Growth Stock Portfolio S Class Sub-Account (MB3)¹	—	—	—	—	—	—	—	—
MFS VIT III Blended Research Small Cap Equity Portfolio Initial Class Sub-Account (MB8)	17,410	169,774	152,859	—	152,859	—	6	152,853
MFS VIT III Global Real Estate Portfolio Initial Class Sub-Account (MF6)	10,729	143,048	137,117	—	137,117	—	5	137,112
MFS VIT III Mid Cap Value Portfolio Initial Class Sub-Account (MG3)	3,483	26,948	32,013	—	32,013	—	1	32,012
PIMCO VIT Emerging Markets Bond Portfolio Admin Class Sub-Account (PK8)	2,256	28,105	22,670	—	22,670	—	1	22,669
PIMCO VIT Real Return Portfolio Admin Class Sub-Account (P06)	1,291	16,576	14,852	—	14,852	—	1	14,851
PIMCO VIT Total Return Portfolio Admin Class Sub-Account (P07)	3,646	39,714	32,744	—	32,744	—	1	32,743
Rydex VT NASDAQ-100 Fund Sub-Account (R03)¹	—	—	—	—	—	—	—	—

1

This Sub-Account is active but had zero balance as of December 31, 2022, and no activity for the years ended December 31, 2022 and 2021. Therefore, this Sub-Account is not presented in the Statements of Operations and Statements of Changes in Net Assets.

2	This Sub-Account had a name change in 2022. Refer to Note 1 in the Variable Account’s Notes to Financial Statements for more information.

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE NY VARIABLE ACCOUNT C - FUTURITY

(A Separate Account of Delaware Life Insurance Company of New York)

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2022

	Units	Value Applicable to Owners of Deferred Variable Annuity Contracts	Reserve for Variable Annuities	Net Assets
A71	2,443	80,158	—	80,158
AM2	787	20,193	—	20,193
A19	159	6,790	—	6,790
A55	1,316	31,286	792	32,078
A51	1,281	25,163	—	25,163
F24	470	20,882	—	20,882
F99	1,124	44,590	—	44,590
F91	295	6,616	—	6,616
FE3	1,266	61,107	—	61,107
F56	485	10,862	—	10,862
G30	7,992	200,164	—	200,164
521	455	14,654	422	15,076
G33	5,604	60,278	—	60,278
G31	1,144	29,863	—	29,863
V15	2,906	72,113	1,259	73,372
A39	987	17,793	—	17,793
A21	6,986	110,066	—	110,066
J43	1,012	39,520	—	39,520
J32	613	30,752	—	30,752
MD8	20,692	166,972	20,437	187,409
M07	24,174	329,490	65,263	394,753
M35	22,071	341,497	—	341,497
M31	10,207	225,403	—	225,403
M80	683	30,330	—	30,330
MF1	10,209	287,447	13,417	300,864
M05	5,143	91,683	—	91,683
M42	1,536	26,592	—	26,592
M06	10,282	97,333	5,481	102,814
M33	413	10,944	—	10,944
M44	11,749	177,305	1,816	179,121

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE NY VARIABLE ACCOUNT C - FUTURITY

(A Separate Account of Delaware Life Insurance Company of New York)

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2022

	Total Units	Value Applicable to Owners of Deferred Variable Annuity Contracts	Reserve for Variable Annuities	Net Assets
M40	2,048	$19,101	$11,061	$30,162
M83	10,504	267,962	764	268,726
MB6	1,623	47,788	—	47,788
MB7	305	10,349	—	10,349
M96	4,233	39,253	28,531	67,784
MD2	778	3,894	5,734	9,628
MA6	5,985	108,517	—	108,517
MA3	433	9,496	—	9,496
MD6	2,149	52,577	984	53,561
MB3	—	—	—	—
MB8	4,409	152,853	—	152,853
MF6	3,447	132,761	4,351	137,112
MG3	1,087	32,012	—	32,012
PK8	804	22,669	—	22,669
P06	936	5,789	9,062	14,851
P07	2,110	32,743	—	32,743
R03	—	—	—	—

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE NY VARIABLE ACCOUNT C - FUTURITY

(A Separate Account of Delaware Life Insurance Company of New York)

STATEMENTS OF OPERATIONS

FOR THE YEAR ENDED DECEMBER 31, 2022

	A71 Sub-Account	AM2 Sub-Account	A19 Sub-Account
Income:
Dividend income	$885	$—	$—

Expenses:
Mortality and expense risk charges	(1,043)	(285)	(109)
Distribution charges	(154)	(41)	(12)

Net investment income (loss)	(312)	(326)	(121)

Net realized and change in unrealized gains (losses):
Net realized gains (losses) on sale of investments	432	(31)	(845)
Realized gain distributions	13,109	3,604	4,019

Net realized gains (losses)	13,541	3,573	3,174

Net change in unrealized appreciation (depreciation)	(18,173)	(11,449)	(7,900)

Net realized and change in unrealized gains (losses)	(4,632)	(7,876)	(4,726)

Net increase (decrease) from operations	$(4,944)	$(8,202)	$(4,847)

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE NY VARIABLE ACCOUNT C - FUTURITY

(A Separate Account of Delaware Life Insurance Company of New York)

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2022

	A55 Sub-Account	A51 Sub-Account	F24 Sub-Account
Income:
Dividend income	$479	$—	$61

Expenses:
Mortality and expense risk charges	(419)	(367)	(962)
Distribution charges	(51)	(45)	(189)

Net investment income (loss)	9	(412)	(1,090)

Net realized and change in unrealized gains (losses):
Net realized gains (losses) on sale of investments	419	78	16,326
Realized gain distributions	2,142	4,640	2,050

Net realized gains (losses)	2,561	4,718	18,376

Net change in unrealized appreciation (depreciation)	(8,766)	(20,312)	(49,179)

Net realized and change in unrealized gains (losses)	(6,205)	(15,594)	(30,803)

Net increase (decrease) from operations	$(6,196)	$(16,006)	$(31,893)

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE NY VARIABLE ACCOUNT C - FUTURITY

(A Separate Account of Delaware Life Insurance Company of New York)

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2022

	F99 Sub-Account	F91 Sub-Account	FE3 Sub-Account
Income:
Dividend income	$178	$59	$1,372

Expenses:
Mortality and expense risk charges	(667)	(90)	(880)
Distribution charges	(84)	(10)	(114)

Net investment income (loss)	(573)	(41)	378

Net realized and change in unrealized gains (losses):
Net realized gains (losses) on sale of investments	1,138	14	(967)
Realized gain distributions	3,848	63	3,977

Net realized gains (losses)	4,986	77	3,010

Net change in unrealized appreciation (depreciation)	(20,391)	(2,296)	(10,579)

Net realized and change in unrealized gains (losses)	(15,405)	(2,219)	(7,569)

Net increase (decrease) from operations	$(15,978)	$(2,260)	$(7,191)

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE NY VARIABLE ACCOUNT C - FUTURITY

(A Separate Account of Delaware Life Insurance Company of New York)

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2022

	F56 Sub-Account	G30 Sub-Account	521 Sub-Account
Income:
Dividend income	$19	$2,756	$51

Expenses:
Mortality and expense risk charges	(154)	(2,506)	(200)
Distribution charges	(18)	(302)	(24)

Net investment income (loss)	(153)	(52)	(173)

Net realized and change in unrealized gains (losses):
Net realized gains (losses) on sale of investments	(277)	(35)	(48)
Realized gain distributions	—	19,602	171

Net realized gains (losses)	(277)	19,567	123

Net change in unrealized appreciation (depreciation)	(1,261)	(36,151)	(3,845)

Net realized and change in unrealized gains (losses)	(1,538)	(16,584)	(3,722)

Net increase (decrease) from operations	$(1,691)	$(16,636)	$(3,895)

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE NY VARIABLE ACCOUNT C - FUTURITY

(A Separate Account of Delaware Life Insurance Company of New York)

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2022

	G33 Sub-Account	G31 Sub-Account	V15 Sub-Account
Income:
Dividend income	$2,114	$265	$—

Expenses:
Mortality and expense risk charges	(810)	(399)	(1,051)
Distribution charges	(98)	(48)	(126)

Net investment income (loss)	1,206	(182)	(1,177)

Net realized and change in unrealized gains (losses):
Net realized gains (losses) on sale of investments	(1,723)	249	533
Realized gain distributions	—	169	22,477

Net realized gains (losses)	(1,723)	418	23,010

Net change in unrealized appreciation (depreciation)	(10,771)	(8,103)	(56,547)

Net realized and change in unrealized gains (losses)	(12,494)	(7,685)	(33,537)

Net increase (decrease) from operations	$(11,288)	$(7,867)	$(34,714)

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE NY VARIABLE ACCOUNT C - FUTURITY

(A Separate Account of Delaware Life Insurance Company of New York)

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2022

	A39 Sub-Account	A21 Sub-Account	J43 Sub-Account
Income:
Dividend income	$177	$2,009	$189

Expenses:
Mortality and expense risk charges	(238)	(1,453)	(524)
Distribution charges	(28)	(175)	(62)

Net investment income (loss)	(89)	381	(397)

Net realized and change in unrealized gains (losses):
Net realized gains (losses) on sale of investments	(23)	1,273	338
Realized gain distributions	3,016	12,817	8,766

Net realized gains (losses)	2,993	14,090	9,104

Net change in unrealized appreciation (depreciation)	(7,821)	(42,109)	(18,880)

Net realized and change in unrealized gains (losses)	(4,828)	(28,019)	(9,776)

Net increase (decrease) from operations	$(4,917)	$(27,638)	$(10,173)

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE NY VARIABLE ACCOUNT C - FUTURITY

(A Separate Account of Delaware Life Insurance Company of New York)

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2022

	J32 Sub-Account	MD8 Sub-Account	M07 Sub-Account
Income:
Dividend income	$173	$2,066	$7,152

Expenses:
Mortality and expense risk charges	(410)	(2,344)	(5,192)
Distribution charges	(49)	(319)	(625)

Net investment income (loss)	(286)	(597)	1,335

Net realized and change in unrealized gains (losses):
Net realized gains (losses) on sale of investments	333	—	1,802
Realized gain distributions	4,794	—	35,771

Net realized gains (losses)	5,127	—	37,573

Net change in unrealized appreciation (depreciation)	(12,446)	—	(91,054)

Net realized and change in unrealized gains (losses)	(7,319)	—	(53,481)

Net increase (decrease) from operations	$(7,605)	$(597)	$(52,146)

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE NY VARIABLE ACCOUNT C - FUTURITY

(A Separate Account of Delaware Life Insurance Company of New York)

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2022

	M35 Sub-Account	M31 Sub-Account	M80 Sub-Account
Income:
Dividend income	$5,265	$—	$—

Expenses:
Mortality and expense risk charges	(4,632)	(3,143)	(447)
Distribution charges	(954)	(379)	(51)

Net investment income (loss)	(321)	(3,522)	(498)

Net realized and change in unrealized gains (losses):
Net realized gains (losses) on sale of investments	232	3,701	243
Realized gain distributions	31,309	29,140	4,203

Net realized gains (losses)	31,541	32,841	4,446

Net change in unrealized appreciation (depreciation)	(75,272)	(136,677)	(18,538)

Net realized and change in unrealized gains (losses)	(43,731)	(103,836)	(14,092)

Net increase (decrease) from operations	$(44,052)	$(107,358)	$(14,590)

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE NY VARIABLE ACCOUNT C - FUTURITY

(A Separate Account of Delaware Life Insurance Company of New York)

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2022

	MF1 Sub-Account	M05 Sub-Account	M42 Sub-Account
Income:
Dividend income	$—	$—	$—

Expenses:
Mortality and expense risk charges	(4,324)	(1,209)	(389)
Distribution charges	(550)	(145)	(52)

Net investment income (loss)	(4,874)	(1,354)	(441)

Net realized and change in unrealized gains (losses):
Net realized gains (losses) on sale of investments	4,479	(869)	(3,530)
Realized gain distributions	46,800	30,256	11,223

Net realized gains (losses)	51,279	29,387	7,693

Net change in unrealized appreciation (depreciation)	(188,469)	(67,064)	(19,184)

Net realized and change in unrealized gains (losses)	(137,190)	(37,677)	(11,491)

Net increase (decrease) from operations	$(142,064)	$(39,031)	$(11,932)

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE NY VARIABLE ACCOUNT C - FUTURITY

(A Separate Account of Delaware Life Insurance Company of New York)

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2022

	M06 Sub-Account	M33 Sub-Account	M44 Sub-Account
Income:
Dividend income	$2,975	$56	$4,296

Expenses:
Mortality and expense risk charges	(1,491)	(151)	(2,259)
Distribution charges	(189)	(35)	(272)

Net investment income (loss)	1,295	(130)	1,765

Net realized and change in unrealized gains (losses):
Net realized gains (losses) on sale of investments	(3,030)	63	2,767
Realized gain distributions	1,254	1,473	6,809

Net realized gains (losses)	(1,776)	1,536	9,576

Net change in unrealized appreciation (depreciation)	(20,764)	(3,896)	(13,364)

Net realized and change in unrealized gains (losses)	(22,540)	(2,360)	(3,788)

Net increase (decrease) from operations	$(21,245)	$(2,490)	$(2,023)

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE NY VARIABLE ACCOUNT C - FUTURITY

(A Separate Account of Delaware Life Insurance Company of New York)

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2022

	M40 Sub-Account	M83 Sub-Account	MB6 Sub-Account
Income:
Dividend income	$554	$3,836	$571

Expenses:
Mortality and expense risk charges	(404)	(3,453)	(630)
Distribution charges	(85)	(421)	(76)

Net investment income (loss)	65	(38)	(135)

Net realized and change in unrealized gains (losses):
Net realized gains (losses) on sale of investments	2,335	7,302	145
Realized gain distributions	973	16,349	8,578

Net realized gains (losses)	3,308	23,651	8,723

Net change in unrealized appreciation (depreciation)	(3,617)	(46,737)	(18,497)

Net realized and change in unrealized gains (losses)	(309)	(23,086)	(9,774)

Net increase (decrease) from operations	$(244)	$(23,124)	$(9,909)

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE NY VARIABLE ACCOUNT C - FUTURITY

(A Separate Account of Delaware Life Insurance Company of New York)

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2022

	MB7 Sub-Account	M96 Sub-Account	MD2 Sub-Account
Income:
Dividend income	$95	$1,582	$194

Expenses:
Mortality and expense risk charges	(144)	(952)	(226)
Distribution charges	(33)	(114)	(40)

Net investment income (loss)	(82)	516	(72)

Net realized and change in unrealized gains (losses):
Net realized gains (losses) on sale of investments	(37)	(2,774)	(3,369)
Realized gain distributions	1,888	—	—

Net realized gains (losses)	1,851	(2,774)	(3,369)

Net change in unrealized appreciation (depreciation)	(3,973)	(9,351)	443

Net realized and change in unrealized gains (losses)	(2,122)	(12,125)	(2,926)

Net increase (decrease) from operations	$(2,204)	$(11,609)	$(2,998)

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE NY VARIABLE ACCOUNT C - FUTURITY

(A Separate Account of Delaware Life Insurance Company of New York)

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2022

	MA6 Sub-Account	MA3 Sub-Account	MD6 Sub-Account
Income:
Dividend income	$6,431	$526	$60

Expenses:
Mortality and expense risk charges	(1,525)	(128)	(801)
Distribution charges	(190)	(20)	(97)

Net investment income (loss)	4,716	378	(838)

Net realized and change in unrealized gains (losses):
Net realized gains (losses) on sale of investments	(4,363)	(29)	5,879
Realized gain distributions	—	—	7,718

Net realized gains (losses)	(4,363)	(29)	13,597

Net change in unrealized appreciation (depreciation)	(17,051)	(1,658)	(29,984)

Net realized and change in unrealized gains (losses)	(21,414)	(1,687)	(16,387)

Net increase (decrease) from operations	$(16,698)	$(1,309)	$(17,225)

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE NY VARIABLE ACCOUNT C - FUTURITY

(A Separate Account of Delaware Life Insurance Company of New York)

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2022

	MB8 Sub-Account	MF6 Sub-Account	MG3 Sub-Account
Income:
Dividend income	$1,274	$2,502	$340

Expenses:
Mortality and expense risk charges	(2,129)	(2,014)	(455)
Distribution charges	(261)	(255)	(56)

Net investment income (loss)	(1,116)	233	(171)

Net realized and change in unrealized gains (losses):
Net realized gains (losses) on sale of investments	(2,657)	4,114	1,120
Realized gain distributions	37,958	10,926	2,833

Net realized gains (losses)	35,301	15,040	3,953

Net change in unrealized appreciation (depreciation)	(72,174)	(70,984)	(7,737)

Net realized and change in unrealized gains (losses)	(36,873)	(55,944)	(3,784)

Net increase (decrease) from operations	$(37,989)	$(55,711)	$(3,955)

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE NY VARIABLE ACCOUNT C - FUTURITY

(A Separate Account of Delaware Life Insurance Company of New York)

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2022

	PK8 Sub-Account	P06 Sub-Account	P07 Sub-Account
Income:
Dividend income	$1,237	$2,031	$963

Expenses:
Mortality and expense risk charges	(337)	(354)	(486)
Distribution charges	(46)	(70)	(71)

Net investment income (loss)	854	1,607	406

Net realized and change in unrealized gains (losses):
Net realized gains (losses) on sale of investments	(1,205)	(1,733)	(939)
Realized gain distributions	—	—	—

Net realized gains (losses)	(1,205)	(1,733)	(939)

Net change in unrealized appreciation (depreciation)	(5,025)	(4,410)	(6,179)

Net realized and change in unrealized gains (losses)	(6,230)	(6,143)	(7,118)

Net increase (decrease) from operations	$(5,376)	$(4,536)	$(6,712)

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE NY VARIABLE ACCOUNT C - FUTURITY

(A Separate Account of Delaware Life Insurance Company of New York)

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEARS ENDED DECEMBER 31, 2022 AND 2021

	A71 Sub-Account		AM2 Sub-Account
	December 31, 2022	December 31, 2021	December 31, 2022	December 31, 2021
Operations:
Net investment income (loss)	$(312)	$(676)	$(326)	$(416)
Net realized gains (losses)	13,541	429	3,573	2,752
Net change in unrealized appreciation (depreciation)	(18,173)	17,647	(11,449)	(628)

Net increase (decrease) from operations	(4,944)	17,400	(8,202)	1,708

Contract Owner Transactions:
Accumulation Activity:
Purchase payments received	632	—	—	—
Transfers between Sub-Accounts (including the Fixed Account), net	—	—	(1)	—
Withdrawals, surrenders, annuitizations and contract charges	(32)	(14)	(10)	(4)

Net accumulation activity	600	(14)	(11)	(4)

Annuitization Activity:
Annuitizations	—	—	—	—
Annuity payments and contract charges	—	—	—	—
Adjustments to annuity reserves	—	—	—	—

Net annuitization activity	—	—	—	—

Net increase (decrease) from contract owner transactions	600	(14)	(11)	(4)

Total increase (decrease) in net assets	(4,344)	17,386	(8,213)	1,704
Net assets at beginning of year	84,502	67,116	28,406	26,702

Net assets at end of year	$80,158	$84,502	$20,193	$28,406

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE NY VARIABLE ACCOUNT C - FUTURITY

(A Separate Account of Delaware Life Insurance Company of New York)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2022 AND 2021

	A19 Sub-Account		A55 Sub-Account
	December 31, 2022	December 31, 2021	December 31, 2022	December 31, 2021
Operations:
Net investment income (loss)	$(121)	$(185)	$9	$(82)
Net realized gains (losses)	3,174	3,068	2,561	3,017
Net change in unrealized appreciation (depreciation)	(7,900)	(2,001)	(8,766)	5,905

Net increase (decrease) from operations	(4,847)	882	(6,196)	8,840

Contract Owner Transactions:
Accumulation Activity:
Purchase payments received	—	—	—	—
Transfers between Sub-Accounts (including the Fixed Account), net	—	47	(8)	—
Withdrawals, surrenders, annuitizations and contract charges	(540)	(673)	(5)	(5)

Net accumulation activity	(540)	(626)	(13)	(5)

Annuitization Activity:
Annuitizations	—	—	—	—
Annuity payments and contract charges	—	—	—	(134)
Adjustments to annuity reserves	—	—	(114)	11

Net annuitization activity	—	—	(114)	(123)

Net increase (decrease) from contract owner transactions	(540)	(626)	(127)	(128)

Total increase (decrease) in net assets	(5,387)	256	(6,323)	8,712
Net assets at beginning of year	12,177	11,921	38,401	29,689

Net assets at end of year	$6,790	$12,177	$32,078	$38,401

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE NY VARIABLE ACCOUNT C - FUTURITY

(A Separate Account of Delaware Life Insurance Company of New York)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2022 AND 2021

	A51 Sub-Account		F24 Sub-Account
	December 31, 2022	December 31, 2021	December 31, 2022	December 31, 2021
Operations:
Net investment income (loss)	$(412)	$(632)	$(1,090)	$(1,850)
Net realized gains (losses)	4,718	13,988	18,376	16,000
Net change in unrealized appreciation (depreciation)	(20,312)	(16,627)	(49,179)	12,594

Net increase (decrease) from operations	(16,006)	(3,271)	(31,893)	26,744

Contract Owner Transactions:
Accumulation Activity:
Purchase payments received	—	—	53,330	—
Transfers between Sub-Accounts (including the Fixed Account), net	—	—	(22,900)	—
Withdrawals, surrenders, annuitizations and contract charges	(9)	(1)	(130,767)	(621)

Net accumulation activity	(9)	(1)	(100,337)	(621)

Annuitization Activity:
Annuitizations	—	—	24,916	—
Annuity payments and contract charges	—	—	(2,819)	—
Adjustments to annuity reserves	—	—	—	—

Net annuitization activity	—	—	22,097	—

Net increase (decrease) from contract owner transactions	(9)	(1)	(78,240)	(621)

Total increase (decrease) in net assets	(16,015)	(3,272)	(110,133)	26,123
Net assets at beginning of year	41,178	44,450	131,015	104,892

Net assets at end of year	$25,163	$41,178	$20,882	$131,015

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE NY VARIABLE ACCOUNT C - FUTURITY

(A Separate Account of Delaware Life Insurance Company of New York)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2022 AND 2021

	F99 Sub-Account		F91 Sub-Account
	December 31, 2022	December 31, 2021	December 31, 2022	December 31, 2021
Operations:
Net investment income (loss)	$(573)	$(918)	$(41)	$(92)
Net realized gains (losses)	4,986	16,745	77	654
Net change in unrealized appreciation (depreciation)	(20,391)	(3,962)	(2,296)	750

Net increase (decrease) from operations	(15,978)	11,865	(2,260)	1,312

Contract Owner Transactions:
Accumulation Activity:
Purchase payments received	—	—	137	—
Transfers between Sub-Accounts (including the Fixed Account), net	1,891	(2,577)	—	—
Withdrawals, surrenders, annuitizations and contract charges	(4,404)	(4,488)	(2)	—

Net accumulation activity	(2,513)	(7,065)	135	—

Annuitization Activity:
Annuitizations	—	—	—	—
Annuity payments and contract charges	—	—	—	—
Adjustments to annuity reserves	—	—	—	—

Net annuitization activity	—	—	—	—

Net increase (decrease) from contract owner transactions	(2,513)	(7,065)	135	—

Total increase (decrease) in net assets	(18,491)	4,800	(2,125)	1,312
Net assets at beginning of year	63,081	58,281	8,741	7,429

Net assets at end of year	$44,590	$63,081	$6,616	$8,741

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE NY VARIABLE ACCOUNT C - FUTURITY

(A Separate Account of Delaware Life Insurance Company of New York)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2022 AND 2021

	FE3 Sub-Account		F56 Sub-Account
	December 31, 2022	December 31, 2021	December 31, 2022	December 31, 2021
Operations:
Net investment income (loss)	$378	$(448)	$(153)	$(50)
Net realized gains (losses)	3,010	233	(277)	(325)
Net change in unrealized appreciation (depreciation)	(10,579)	2,559	(1,261)	835

Net increase (decrease) from operations	(7,191)	2,344	(1,691)	460

Contract Owner Transactions:
Accumulation Activity:
Purchase payments received	—	—	—	—
Transfers between Sub-Accounts (including the Fixed Account), net	(4,086)	3,836	—	—
Withdrawals, surrenders, annuitizations and contract charges	(7,238)	(7,113)	(710)	(824)

Net accumulation activity	(11,324)	(3,277)	(710)	(824)

Annuitization Activity:
Annuitizations	—	—	—	—
Annuity payments and contract charges	—	—	—	—
Adjustments to annuity reserves	—	—	—	—

Net annuitization activity	—	—	—	—

Net increase (decrease) from contract owner transactions	(11,324)	(3,277)	(710)	(824)

Total increase (decrease) in net assets	(18,515)	(933)	(2,401)	(364)
Net assets at beginning of year	79,622	80,555	13,263	13,627

Net assets at end of year	$61,107	$79,622	$10,862	$13,263

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE NY VARIABLE ACCOUNT C - FUTURITY

(A Separate Account of Delaware Life Insurance Company of New York)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2022 AND 2021

	G30 Sub-Account		521 Sub-Account
	December 31, 2022	December 31, 2021	December 31, 2022	December 31, 2021
Operations:
Net investment income (loss)	$(52)	$(397)	$(173)	$(323)
Net realized gains (losses)	19,567	26,314	123	8,165
Net change in unrealized appreciation (depreciation)	(36,151)	14,236	(3,845)	(1,772)

Net increase (decrease) from operations	(16,636)	40,153	(3,895)	6,070

Contract Owner Transactions:
Accumulation Activity:
Purchase payments received	—	—	—	—
Transfers between Sub-Accounts (including the Fixed Account), net	(40)	—	(7)	(1)
Withdrawals, surrenders, annuitizations and contract charges	(2,420)	(10)	(12)	(14,111)

Net accumulation activity	(2,460)	(10)	(19)	(14,112)

Annuitization Activity:
Annuitizations	—	—	—	—
Annuity payments and contract charges	—	—	—	(86)
Adjustments to annuity reserves	—	—	(61)	6

Net annuitization activity	—	—	(61)	(80)

Net increase (decrease) from contract owner transactions	(2,460)	(10)	(80)	(14,192)

Total increase (decrease) in net assets	(19,096)	40,143	(3,975)	(8,122)
Net assets at beginning of year	219,260	179,117	19,051	27,173

Net assets at end of year	$200,164	$219,260	$15,076	$19,051

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE NY VARIABLE ACCOUNT C - FUTURITY

(A Separate Account of Delaware Life Insurance Company of New York)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2022 AND 2021

	G33 Sub-Account		G31 Sub-Account
	December 31, 2022	December 31, 2021	December 31, 2022	December 31, 2021
Operations:
Net investment income (loss)	$1,206	$1,113	$(182)	$(190)
Net realized gains (losses)	(1,723)	3,262	418	8,484
Net change in unrealized appreciation (depreciation)	(10,771)	3,511	(8,103)	(127)

Net increase (decrease) from operations	(11,288)	7,886	(7,867)	8,167

Contract Owner Transactions:
Accumulation Activity:
Purchase payments received	—	—	—	—
Transfers between Sub-Accounts (including the Fixed Account), net	(3,993)	1,185	—	—
Withdrawals, surrenders, annuitizations and contract charges	(4,010)	(3,816)	(7)	(6)

Net accumulation activity	(8,003)	(2,631)	(7)	(6)

Annuitization Activity:
Annuitizations	—	—	—	—
Annuity payments and contract charges	—	—	—	—
Adjustments to annuity reserves	—	—	—	—

Net annuitization activity	—	—	—	—

Net increase (decrease) from contract owner transactions	(8,003)	(2,631)	(7)	(6)

Total increase (decrease) in net assets	(19,291)	5,255	(7,874)	8,161
Net assets at beginning of year	79,569	74,314	37,737	29,576

Net assets at end of year	$60,278	$79,569	$29,863	$37,737

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE NY VARIABLE ACCOUNT C - FUTURITY

(A Separate Account of Delaware Life Insurance Company of New York)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2022 AND 2021

	V15 Sub-Account		A39 Sub-Account
	December 31, 2022	December 31, 2021	December 31, 2022	December 31, 2021
Operations:
Net investment income (loss)	$(1,177)	$(1,478)	$(89)	$(148)
Net realized gains (losses)	23,010	13,368	2,993	486
Net change in unrealized appreciation (depreciation)	(56,547)	(1,707)	(7,821)	4,348

Net increase (decrease) from operations	(34,714)	10,183	(4,917)	4,686

Contract Owner Transactions:
Accumulation Activity:
Purchase payments received	—	—	—	—
Transfers between Sub-Accounts (including the Fixed Account), net	5	—	—	1
Withdrawals, surrenders, annuitizations and contract charges	(1,588)	(13)	(12)	(12)

Net accumulation activity	(1,583)	(13)	(12)	(11)

Annuitization Activity:
Annuitizations	1,576	—	—	—
Annuity payments and contract charges	(163)	—	—	—
Adjustments to annuity reserves	(33)	—	—	—

Net annuitization activity	1,380	—	—	—

Net increase (decrease) from contract owner transactions	(203)	(13)	(12)	(11)

Total increase (decrease) in net assets	(34,917)	10,170	(4,929)	4,675
Net assets at beginning of year	108,289	98,119	22,722	18,047

Net assets at end of year	$73,372	$108,289	$17,793	$22,722

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE NY VARIABLE ACCOUNT C - FUTURITY

(A Separate Account of Delaware Life Insurance Company of New York)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2022 AND 2021

	A21 Sub-Account		J43 Sub-Account
	December 31, 2022	December 31, 2021	December 31, 2022	December 31, 2021
Operations:
Net investment income (loss)	$381	$(300)	$(397)	$(427)
Net realized gains (losses)	14,090	20,439	9,104	1,655
Net change in unrealized appreciation (depreciation)	(42,109)	(12,872)	(18,880)	6,958

Net increase (decrease) from operations	(27,638)	7,267	(10,173)	8,186

Contract Owner Transactions:
Accumulation Activity:
Purchase payments received	—	—	—	—
Transfers between Sub-Accounts (including the Fixed Account), net	(450)	4,991	—	—
Withdrawals, surrenders, annuitizations and contract charges	(3,943)	(23,149)	(21)	(20)

Net accumulation activity	(4,393)	(18,158)	(21)	(20)

Annuitization Activity:
Annuitizations	—	—	—	—
Annuity payments and contract charges	—	—	—	—
Adjustments to annuity reserves	—	—	—	—

Net annuitization activity	—	—	—	—

Net increase (decrease) from contract owner transactions	(4,393)	(18,158)	(21)	(20)

Total increase (decrease) in net assets	(32,031)	(10,891)	(10,194)	8,166
Net assets at beginning of year	142,097	152,988	49,714	41,548

Net assets at end of year	$110,066	$142,097	$39,520	$49,714

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE NY VARIABLE ACCOUNT C - FUTURITY

(A Separate Account of Delaware Life Insurance Company of New York)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2022 AND 2021

	J32 Sub-Account		MD8 Sub-Account
	December 31, 2022	December 31, 2021	December 31, 2022	December 31, 2021
Operations:
Net investment income (loss)	$(286)	$(226)	$(597)	$(3,027)
Net realized gains (losses)	5,127	1,863	—	—
Net change in unrealized appreciation (depreciation)	(12,446)	6,653	—	—

Net increase (decrease) from operations	(7,605)	8,290	(597)	(3,027)

Contract Owner Transactions:
Accumulation Activity:
Purchase payments received	—	—	7,430	34,676
Transfers between Sub-Accounts (including the Fixed Account), net	—	—	14,381	2,179
Withdrawals, surrenders, annuitizations and contract charges	(11)	(12)	(47,802)	(18,485)

Net accumulation activity	(11)	(12)	(25,991)	18,370

Annuitization Activity:
Annuitizations	—	—	3,665	—
Annuity payments and contract charges	—	—	(417)	(32)
Adjustments to annuity reserves	—	—	(28)	2

Net annuitization activity	—	—	3,220	(30)

Net increase (decrease) from contract owner transactions	(11)	(12)	(22,771)	18,340

Total increase (decrease) in net assets	(7,616)	8,278	(23,368)	15,313
Net assets at beginning of year	38,368	30,090	210,777	195,464

Net assets at end of year	$30,752	$38,368	$187,409	$210,777

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE NY VARIABLE ACCOUNT C - FUTURITY

(A Separate Account of Delaware Life Insurance Company of New York)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2022 AND 2021

	M07 Sub-Account		M35 Sub-Account
	December 31, 2022	December 31, 2021	December 31, 2022	December 31, 2021
Operations:
Net investment income (loss)	$1,335	$2,517	$(321)	$175
Net realized gains (losses)	37,573	45,615	31,541	30,876
Net change in unrealized appreciation (depreciation)	(91,054)	14,454	(75,272)	16,283

Net increase (decrease) from operations	(52,146)	62,586	(44,052)	47,334

Contract Owner Transactions:
Accumulation Activity:
Purchase payments received	1,715	—	—	—
Transfers between Sub-Accounts (including the Fixed Account), net	(44)	(1,754)	—	—
Withdrawals, surrenders, annuitizations and contract charges	(25,203)	(92,443)	(6,873)	(49,693)

Net accumulation activity	(23,532)	(94,197)	(6,873)	(49,693)

Annuitization Activity:
Annuitizations	818	—	—	—
Annuity payments and contract charges	(12,418)	(14,674)	—	—
Adjustments to annuity reserves	1,547	1,951	—	—

Net annuitization activity	(10,053)	(12,723)	—	—

Net increase (decrease) from contract owner transactions	(33,585)	(106,920)	(6,873)	(49,693)

Total increase (decrease) in net assets	(85,731)	(44,334)	(50,925)	(2,359)
Net assets at beginning of year	480,484	524,818	392,422	394,781

Net assets at end of year	$394,753	$480,484	$341,497	$392,422

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE NY VARIABLE ACCOUNT C - FUTURITY

(A Separate Account of Delaware Life Insurance Company of New York)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2022 AND 2021

	M31 Sub-Account		M80 Sub-Account
	December 31, 2022	December 31, 2021	December 31, 2022	December 31, 2021
Operations:
Net investment income (loss)	$(3,522)	$(4,244)	$(498)	$(589)
Net realized gains (losses)	32,841	52,722	4,446	6,235
Net change in unrealized appreciation (depreciation)	(136,677)	11,797	(18,538)	2,172

Net increase (decrease) from operations	(107,358)	60,275	(14,590)	7,818

Contract Owner Transactions:
Accumulation Activity:
Purchase payments received	—	—	672	—
Transfers between Sub-Accounts
(including the Fixed Account), net	8,337	(5,980)	—	—
Withdrawals, surrenders, annuitizations and contract charges	(3,348)	(3,491)	(11)	—

Net accumulation activity	4,989	(9,471)	661	—

Annuitization Activity:
Annuitizations	—	—	—	—
Annuity payments and contract charges	—	—	—	—
Adjustments to annuity reserves	—	—	—	—

Net annuitization activity	—	—	—	—

Net increase (decrease) from contract owner transactions	4,989	(9,471)	661	—

Total increase (decrease) in net assets	(102,369)	50,804	(13,929)	7,818
Net assets at beginning of year	327,772	276,968	44,259	36,441

Net assets at end of year	$225,403	$327,772	$30,330	$44,259

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE NY VARIABLE ACCOUNT C - FUTURITY

(A Separate Account of Delaware Life Insurance Company of New York)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2022 AND 2021

	MF1 Sub-Account		M05 Sub-Account
	December 31, 2022	December 31, 2021	December 31, 2022	December 31, 2021
Operations:
Net investment income (loss)	$(4,874)	$(7,337)	$(1,354)	$(1,818)
Net realized gains (losses)	51,279	148,930	29,387	27,365
Net change in unrealized appreciation (depreciation)	(188,469)	(78,265)	(67,064)	(24,245)

Net increase (decrease) from operations	(142,064)	63,328	(39,031)	1,302

Contract Owner Transactions:
Accumulation Activity:
Purchase payments received	31,854	—	—	—
Transfers between Sub-Accounts (including the Fixed Account), net	10,780	1,319	9,356	8,003
Withdrawals, surrenders, annuitizations and contract charges	(101,948)	(88,453)	(3,731)	(17,431)

Net accumulation activity	(59,314)	(87,134)	5,625	(9,428)

Annuitization Activity:
Annuitizations	14,985	—	—	—
Annuity payments and contract charges	(1,710)	—	—	—
Adjustments to annuity reserves	—	—	—	—

Net annuitization activity	13,275	—	—	—

Net increase (decrease) from contract owner transactions	(46,039)	(87,134)	5,625	(9,428)

Total increase (decrease) in net assets	(188,103)	(23,806)	(33,406)	(8,126)
Net assets at beginning of year	488,967	512,773	125,089	133,215

Net assets at end of year	$300,864	$488,967	$91,683	$125,089

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE NY VARIABLE ACCOUNT C - FUTURITY

(A Separate Account of Delaware Life Insurance Company of New York)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2022 AND 2021

	M42 Sub-Account		M06 Sub-Account
	December 31, 2022	December 31, 2021	December 31, 2022	December 31, 2021
Operations:
Net investment income (loss)	$(441)	$(578)	$1,295	$2,029
Net realized gains (losses)	7,693	7,945	(1,776)	710
Net change in unrealized appreciation (depreciation)	(19,184)	(6,946)	(20,764)	(6,132)

Net increase (decrease) from operations	(11,932)	421	(21,245)	(3,393)

Contract Owner Transactions:
Accumulation Activity:
Purchase payments received	—	—	11,728	—
Transfers between Sub-Accounts (including the Fixed Account), net	4,341	3,060	(3,921)	9,637
Withdrawals, surrenders, annuitizations and contract charges	(3,994)	(4,085)	(38,690)	(13,702)

Net accumulation activity	347	(1,025)	(30,883)	(4,065)

Annuitization Activity:
Annuitizations	—	—	6,050	—
Annuity payments and contract charges	—	—	(683)	—
Adjustments to annuity reserves	—	—	(15)	—

Net annuitization activity	—	—	5,352	—

Net increase (decrease) from contract owner transactions	347	(1,025)	(25,531)	(4,065)

Total increase (decrease) in net assets	(11,585)	(604)	(46,776)	(7,458)
Net assets at beginning of year	38,177	38,781	149,590	157,048

Net assets at end of year	$26,592	$38,177	$102,814	$149,590

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE NY VARIABLE ACCOUNT C - FUTURITY

(A Separate Account of Delaware Life Insurance Company of New York)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2022 AND 2021

	M33 Sub-Account		M44 Sub-Account
	December 31, 2022	December 31, 2021	December 31, 2022	December 31, 2021
Operations:
Net investment income (loss)	$(130)	$(131)	$1,765	$672
Net realized gains (losses)	1,536	786	9,576	6,515
Net change in unrealized appreciation (depreciation)	(3,896)	1,841	(13,364)	15,310

Net increase (decrease) from operations	(2,490)	2,496	(2,023)	22,497

Contract Owner Transactions:
Accumulation Activity:
Purchase payments received	—	—	4,204	—
Transfers between Sub-Accounts (including the Fixed Account), net	—	—	242	—
Withdrawals, surrenders, annuitizations and contract charges	(7)	(7)	(26,414)	(1,373)

Net accumulation activity	(7)	(7)	(21,968)	(1,373)

Annuitization Activity:
Annuitizations	—	—	1,936	—
Annuity payments and contract charges	—	—	(222)	—
Adjustments to annuity reserves	—	—	—	—

Net annuitization activity	—	—	1,714	—

Net increase (decrease) from contract owner transactions	(7)	(7)	(20,254)	(1,373)

Total increase (decrease) in net assets	(2,497)	2,489	(22,277)	21,124
Net assets at beginning of year	13,441	10,952	201,398	180,274

Net assets at end of year	$10,944	$13,441	$179,121	$201,398

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE NY VARIABLE ACCOUNT C - FUTURITY

(A Separate Account of Delaware Life Insurance Company of New York)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2022 AND 2021

	M40 Sub-Account		M83 Sub-Account
	December 31, 2022	December 31, 2021	December 31, 2022	December 31, 2021
Operations:
Net investment income (loss)	$65	$(23)	$(38)	$(280)
Net realized gains (losses)	3,308	1,215	23,651	19,796
Net change in unrealized appreciation (depreciation)	(3,617)	2,810	(46,737)	44,456

Net increase (decrease) from operations	(244)	4,002	(23,124)	63,972

Contract Owner Transactions:
Accumulation Activity:
Purchase payments received	12,256	—	—	—
Transfers between Sub-Accounts (including the Fixed Account), net	5,617	—	(12,160)	(12,803)
Withdrawals, surrenders, annuitizations and contract charges	(29,775)	(10)	(8,418)	(19,937)

Net accumulation activity	(11,902)	(10)	(20,578)	(32,740)

Annuitization Activity:
Annuitizations	5,637	—	—	—
Annuity payments and contract charges	(645)	—	—	(125)
Adjustments to annuity reserves	—	—	(109)	10

Net annuitization activity	4,992	—	(109)	(115)

Net increase (decrease) from contract owner transactions	(6,910)	(10)	(20,687)	(32,855)

Total increase (decrease) in net assets	(7,154)	3,992	(43,811)	31,117
Net assets at beginning of year	37,316	33,324	312,537	281,420

Net assets at end of year	$30,162	$37,316	$268,726	$312,537

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE NY VARIABLE ACCOUNT C - FUTURITY

(A Separate Account of Delaware Life Insurance Company of New York)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2022 AND 2021

	MB6 Sub-Account		MB7 Sub-Account
	December 31, 2022	December 31, 2021	December 31, 2022	December 31, 2021
Operations:
Net investment income (loss)	$(135)	$(144)	$(82)	$(79)
Net realized gains (losses)	8,723	3,823	1,851	4,510
Net change in unrealized appreciation (depreciation)	(18,497)	8,858	(3,973)	(1,733)

Net increase (decrease) from operations	(9,909)	12,537	(2,204)	2,698

Contract Owner Transactions:
Accumulation Activity:
Purchase payments received	—	—	—	11,349
Transfers between Sub-Accounts (including the Fixed Account), net	1	—	—	—
Withdrawals, surrenders, annuitizations and contract charges	(29)	(19)	(14)	(11,362)

Net accumulation activity	(28)	(19)	(14)	(13)

Annuitization Activity:
Annuitizations	—	—	—	—
Annuity payments and contract charges	—	—	—	—
Adjustments to annuity reserves	—	—	—	—

Net annuitization activity	—	—	—	—

Net increase (decrease) from contract owner transactions	(28)	(19)	(14)	(13)

Total increase (decrease) in net assets	(9,937)	12,518	(2,218)	2,685
Net assets at beginning of year	57,725	45,207	12,567	9,882

Net assets at end of year	$47,788	$57,725	$10,349	$12,567

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE NY VARIABLE ACCOUNT C - FUTURITY

(A Separate Account of Delaware Life Insurance Company of New York)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2022 AND 2021

	M96 Sub-Account		MD2 Sub-Account
	December 31, 2022	December 31, 2021	December 31, 2022	December 31, 2021
Operations:
Net investment income (loss)	$516	$863	$(72)	$107
Net realized gains (losses)	(2,774)	(1,036)	(3,369)	(29)
Net change in unrealized appreciation (depreciation)	(9,351)	(3,590)	443	(1,104)

Net increase (decrease) from operations	(11,609)	(3,763)	(2,998)	(1,026)

Contract Owner Transactions:
Accumulation Activity:
Purchase payments received	933	—	13,703	—
Transfers between Sub-Accounts (including the Fixed Account), net	(22)	—	(33)	(1)
Withdrawals, surrenders, annuitizations and contract charges	(9,201)	(21,949)	(33,597)	(1)

Net accumulation activity	(8,290)	(21,949)	(19,927)	(2)

Annuitization Activity:
Annuitizations	431	—	6,333	—
Annuity payments and contract charges	(5,795)	(6,894)	(721)	—
Adjustments to annuity reserves	679	775	—	—

Net annuitization activity	(4,685)	(6,119)	5,612	—

Net increase (decrease) from contract owner transactions	(12,975)	(28,068)	(14,315)	(2)

Total increase (decrease) in net assets	(24,584)	(31,831)	(17,313)	(1,028)
Net assets at beginning of year	92,368	124,199	26,941	27,969

Net assets at end of year	$67,784	$92,368	$9,628	$26,941

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE NY VARIABLE ACCOUNT C - FUTURITY

(A Separate Account of Delaware Life Insurance Company of New York)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2022 AND 2021

	MA6 Sub-Account		MA3 Sub-Account
	December 31, 2022	December 31, 2021	December 31, 2022	December 31, 2021
Operations:
Net investment income (loss)	$4,716	$5,863	$378	$346
Net realized gains (losses)	(4,363)	(517)	(29)	(64)
Net change in unrealized appreciation (depreciation)	(17,051)	(1,881)	(1,658)	(127)

Net increase (decrease) from operations	(16,698)	3,465	(1,309)	155

Contract Owner Transactions:
Accumulation Activity:
Purchase payments received	—	—	—	3,891
Transfers between Sub-Accounts (including the Fixed Account), net	(7,763)	8,912	(1)	1
Withdrawals, surrenders, annuitizations and contract charges	(9,778)	(31,052)	(6)	(3,895)

Net accumulation activity	(17,541)	(22,140)	(7)	(3)

Annuitization Activity:
Annuitizations	—	—	—	—
Annuity payments and contract charges	—	—	—	—
Adjustments to annuity reserves	—	—	—	—

Net annuitization activity	—	—	—	—

Net increase (decrease) from contract owner transactions	(17,541)	(22,140)	(7)	(3)

Total increase (decrease) in net assets	(34,239)	(18,675)	(1,316)	152
Net assets at beginning of year	142,756	161,431	10,812	10,660

Net assets at end of year	$108,517	$142,756	$9,496	$10,812

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE NY VARIABLE ACCOUNT C - FUTURITY

(A Separate Account of Delaware Life Insurance Company of New York)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2022 AND 2021

	MD6 Sub-Account		MB8 Sub-Account
	December 31, 2022	December 31, 2021	December 31, 2022	December 31, 2021
Operations:
Net investment income (loss)	$(838)	$(938)	$(1,116)	$(1,120)
Net realized gains (losses)	13,597	18,971	35,301	5,842
Net change in unrealized appreciation (depreciation)	(29,984)	(459)	(72,174)	49,802

Net increase (decrease) from operations	(17,225)	17,574	(37,989)	54,524

Contract Owner Transactions:
Accumulation Activity:
Purchase payments received	—	—	—	—
Transfers between Sub-Accounts (including the Fixed Account), net	(9)	—	(2,453)	(13,641)
Withdrawals, surrenders, annuitizations and contract charges	(13,858)	(12,995)	(10,515)	(40,654)

Net accumulation activity	(13,867)	(12,995)	(12,968)	(54,295)

Annuitization Activity:
Annuitizations	—	—	—	—
Annuity payments and contract charges	—	(177)	—	—
Adjustments to annuity reserves	(142)	14	—	—

Net annuitization activity	(142)	(163)	—	—

Net increase (decrease) from contract owner transactions	(14,009)	(13,158)	(12,968)	(54,295)

Total increase (decrease) in net assets	(31,234)	4,416	(50,957)	229
Net assets at beginning of year	84,795	80,379	203,810	203,581

Net assets at end of year	$53,561	$84,795	$152,853	$203,810

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE NY VARIABLE ACCOUNT C - FUTURITY

(A Separate Account of Delaware Life Insurance Company of New York)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2022 AND 2021

	MF6 Sub-Account		MG3 Sub-Account
	December 31, 2022	December 31, 2021	December 31, 2022	December 31, 2021
Operations:
Net investment income (loss)	$233	$147	$(171)	$(271)
Net realized gains (losses)	15,040	5,540	3,953	673
Net change in unrealized appreciation (depreciation)	(70,984)	41,943	(7,737)	9,538

Net increase (decrease) from operations	(55,711)	47,630	(3,955)	9,940

Contract Owner Transactions:
Accumulation Activity:
Purchase payments received	11,443	—	—	—
Transfers between Sub-Accounts (including the Fixed Account), net	5,064	(10,399)	(1,758)	(3,333)
Withdrawals, surrenders, annuitizations and contract charges	(34,505)	(5,806)	(2,591)	(2,580)

Net accumulation activity	(17,998)	(16,205)	(4,349)	(5,913)

Annuitization Activity:
Annuitizations	4,721	—	—	—
Annuity payments and contract charges	(539)	—	—	—
Adjustments to annuity reserves	—	—	—	—

Net annuitization activity	4,182	—	—	—

Net increase (decrease) from contract owner transactions	(13,816)	(16,205)	(4,349)	(5,913)

Total increase (decrease) in net assets	(69,527)	31,425	(8,304)	4,027
Net assets at beginning of year	206,639	175,214	40,316	36,289

Net assets at end of year	$137,112	$206,639	$32,012	$40,316

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE NY VARIABLE ACCOUNT C - FUTURITY

(A Separate Account of Delaware Life Insurance Company of New York)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2022 AND 2021

	PK8 Sub-Account		P06 Sub-Account
	December 31, 2022	December 31, 2021	December 31, 2022	December 31, 2021
Operations:
Net investment income (loss)	$854	$970	$1,607	$1,365
Net realized gains (losses)	(1,205)	44	(1,733)	51
Net change in unrealized appreciation (depreciation)	(5,025)	(2,284)	(4,410)	157

Net increase (decrease) from operations	(5,376)	(1,270)	(4,536)	1,573

Contract Owner Transactions:
Accumulation Activity:
Purchase payments received	—	—	21,920	—
Transfers between Sub-Accounts (including the Fixed Account), net	210	3,734	299	7
Withdrawals, surrenders, annuitizations and contract charges	(3,726)	(3,692)	(53,734)	(4)

Net accumulation activity	(3,516)	42	(31,515)	3

Annuitization Activity:
Annuitizations	—	—	10,154	—
Annuity payments and contract charges	—	—	(1,157)	—
Adjustments to annuity reserves	—	—	—	—

Net annuitization activity	—	—	8,997	—

Net increase (decrease) from contract owner transactions	(3,516)	42	(22,518)	3

Total increase (decrease) in net assets	(8,892)	(1,228)	(27,054)	1,576
Net assets at beginning of year	31,561	32,789	41,905	40,329

Net assets at end of year	$22,669	$31,561	$14,851	$41,905

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE NY VARIABLE ACCOUNT C - FUTURITY

(A Separate Account of Delaware Life Insurance Company of New York)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2022 AND 2021

	P07 Sub-Account
	December 31, 2022	December 31, 2021
Operations:
Net investment income (loss)	$406	$151
Net realized gains (losses)	(939)	1,864
Net change in unrealized appreciation (depreciation)	(6,179)	(3,258)

Net increase (decrease) from operations	(6,712)	(1,243)

Contract Owner Transactions:
Accumulation Activity:
Purchase payments received	—	—
Transfers between Sub-Accounts (including the Fixed Account), net	(496)	3,676
Withdrawals, surrenders, annuitizations and contract charges	(4,420)	(4,438)

Net accumulation activity	(4,916)	(762)

Annuitization Activity:
Annuitizations	—	—
Annuity payments and contract charges	—	—
Adjustments to annuity reserves	—	—

Net annuitization activity	—	—

Net increase (decrease) from contract owner transactions	(4,916)	(762)

Total increase (decrease) in net assets	(11,628)	(2,005)
Net assets at beginning of year	44,371	46,376

Net assets at end of year	$32,743	$44,371

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE NY VARIABLE ACCOUNT C - FUTURITY

(A Separate Account of Delaware Life Insurance Company of New York)

NOTES TO FINANCIAL STATEMENTS

FOR THE YEAR ENDED DECEMBER 31, 2022

1. BUSINESS AND ORGANIZATION

Delaware Life NY Variable Account C (the “Variable Account”) is a separate account of Delaware Life Insurance Company of New York (the “Sponsor”). The Variable Account was established on October 18, 1985 as a funding vehicle for the variable portion of Futurity NY contracts and Futurity Accolade NY contracts (collectively, the “Contracts”) and certain other fixed and variable annuity contracts issued by the Sponsor. The Variable Account is registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended, as a unit investment trust existing in accordance with the regulations of the New York Insurance Department and is an investment company. Accordingly, the Variable Account follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946 Financial Services – Investment Companies.

The assets of the Variable Account are divided into “Sub-Accounts”. Each Sub-Account is invested in shares of a specific mutual fund (collectively the “Funds”), or series thereof, registered under the Investment Company Act of 1940, as amended. The contract owners of the Variable Account direct the deposits into the Sub-Accounts of the Variable Account.

Under applicable insurance law, the assets and liabilities of the Variable Account are clearly identified and distinguished from the Sponsor’s other assets and liabilities. Assets applicable to the Variable Account are not chargeable with liabilities arising out of any other business the Sponsor may conduct.

A summary of the name changes related to Sub-Accounts held by the contract owners of the Variable Account during the current year, is as follows:

Sub-Account	Previous Name	Effective Date
A21	Invesco V.I. International Growth Fund I	April 29, 2022
A70	AB VPS Global Thematic Growth Portfolio (Class B)	May 1, 2022
AM2	AB VPS Balanced Wealth Strategy Portfolio (Class B)	May 1, 2022

There were no Sub-Accounts held by the contract owners of the Variable Account that merged during the current year.

There were no Sub-Accounts held by the contract owners of the Variable Account, with commencement dates earlier than the past five years, but for which the first activity occurred within the last five years.

AB VPS Sustainable Global Thematic Portfolio (Class B) Sub-Account (A70) and Invesco V.I. Small Cap Equity Fund I Sub-Account (I76) are active at December 31, 2022 but has had zero balance for more than five years and therefore are not disclosed in the Statements of Assets and Liabilities, Statements of Changes in Net Assets or the financial highlights in Note 10.

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

General

The accompanying financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements in conformity with GAAP requires the Sponsor’s management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from these estimates.

Investment Valuation and Transactions

Investments made in mutual funds are carried at fair value and are valued at their closing net asset value as determined by the respective mutual fund, which in turn value their investments at fair value, as of December 31, 2022. Transactions are recorded on a trade date basis. Realized gains and losses on sales of investments now determined on the first in, first out basis. Dividend income and realized gain distributions are reinvested in additional fund shares and recognized on the ex-dividend date.

DELAWARE LIFE NY VARIABLE ACCOUNT C - FUTURITY

(A Separate Account of Delaware Life Insurance Company of New York)

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

Units

The number of units credited is determined by dividing the dollar amount allocated to a Sub-Account by the unit value for that Sub-Account for the period during which the purchase payment was received. The unit value for each Sub-Account is established at $10.00 for the first period of that Sub-Account and is subsequently measured based on the performance of the investments and the contract charges selected by the contract holder, as discussed in Note 5.

Purchase Payments

Upon issuance of new Contracts, the initial purchase payment is credited to the contract in the form of units. All subsequent purchase payments are applied using the unit values for the period during which the purchase payment is received.

Transfers

Transfers between Sub-Accounts requested by contract owners are recorded in the new Sub-Account upon receipt of the redemption proceeds at the net asset value at the time of receipt. In addition, transfers can be made between the Sub-Accounts and the “Fixed Account”. The Fixed Account is part of the general account of the Sponsor in which purchase payments or contract values may be allocated or transferred.

Withdrawals

At any time during the accumulation phase (the period before the first annuity payment), the contract owner may elect to receive a cash withdrawal payment under the contract. If the contract owner requests a full withdrawal, the contract owner will receive the value of their account at the end of period, less the contract maintenance charge for the current contract year and any applicable withdrawal charge.

If the contract owner requests a partial withdrawal, the contract owner will receive the amount requested less any applicable withdrawal charge and the account value will be reduced by the amount requested. Any requests for partial withdrawals that would result in the value of the contract owner’s account being reduced to an amount less than the contract maintenance charge for the current contract year is treated as a request for a full withdrawal.

Annuitization

On the annuity commencement date, the contract’s accumulation account is canceled and its adjusted value is applied to provide an annuity. The adjusted value will be equal to the value of the accumulation account for the period that ends immediately before the annuity commencement date, reduced by any applicable premium taxes or similar taxes and a proportionate amount of the contract maintenance charge.

Annuity Payments

The amount of the first variable annuity payment is determined in accordance with the annuity payment rates found in the contract. The number of units to be credited in respect of a particular Sub-Account is determined by dividing that portion of the first variable annuity payment attributable to that Sub-Account by the annuity unit value of that Sub-Account for the period that ends immediately before the annuity commencement date. The number of units of each Sub-Account credited to the contract then remains fixed, unless an exchange of units is made. The dollar amount of each variable annuity payment after the first may increase, decrease or remain constant, depending on the investment performance of the Sub-Accounts.

Federal Income Taxes

The operations of the Variable Account are part of the operations of the Sponsor and are not taxed separately. The Sponsor qualifies for the federal income tax treatment granted to life insurance companies under Subchapter L of the Internal Revenue Code (the “Code”). Under existing federal income tax law, investment income and realized gain distributions earned by the Variable Account on contract owner reserves are not taxable, and therefore, no provision has been made for federal income taxes. In the event of a change in applicable tax law, the Sponsor will review this policy and if necessary a provision may be made in future years.

DELAWARE LIFE NY VARIABLE ACCOUNT C - FUTURITY

(A Separate Account of Delaware Life Insurance Company of New York)

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

Use of Estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires Sponsor’s management to make estimates and assumptions that affect the reported amounts of assets and liabilities as of the date of the financial statements and the reported amounts of income and expenses during the period. The most significant estimates are fair value measurements of investments and the calculation of the reserve for variable annuities. Actual results could vary from the amounts derived from Sponsor management’s estimates.

Subsequent events

The Sponsor’s management has evaluated events subsequent to December 31, 2022, noting that there are no subsequent events requiring accounting adjustments or disclosure.

3. FAIR VALUE MEASUREMENTS

The Sub-Accounts’ investments are carried at fair value. Fair Value is an exit price, representing the amount that would be received from a sale of an asset or paid to transfer a liability in an orderly transaction between market participants. As such, fair value is a market-based measurement that should be determined based on assumptions that market participants would use in pricing an asset or liability. As a basis for considering such assumptions, FASB ASC Topic 820, “Fair Value Measurements and Disclosures”, establishes a three-tier value hierarchy, which prioritizes the inputs used in measuring fair value (i.e., Level 1, 2 and 3). Level 1 inputs are observable inputs that reflect quoted prices for identical assets or liabilities in active markets that the Variable Account has the ability to access at the measurement date. Level 2 inputs are observable inputs, other than quoted prices included in Level 1, for the asset or liability or prices for similar assets and liabilities. Level 3 inputs are unobservable inputs reflecting the reporting entity’s estimates of the assumptions that market participants would use in pricing the asset or liability. Topic 820 requires that a fair value measurement technique include an adjustment for risks inherent in a particular valuation technique (such as a pricing model) and/or the risks inherent in the inputs to the model, if market participants would also include such an adjustment.

The Variable Account has categorized its financial instruments, based on the priority of the inputs to the valuation technique, into the three-level hierarchy described above. If the inputs used to measure fair value fall within different levels of the hierarchy, the category level is based on the lowest priority level input that is significant to the fair value measurement of the instrument.

The Variable Account uses the Funds’ closing net asset value to determine the fair value of its Sub-Accounts. As of December 31, 2022, the net assets held in the Variable Account were categorized as Level 1 assets under the Topic 820 hierarchy levels. There were no Level 2 or 3 investments in the Variable Account during the year ended December 31, 2022. There were no transfers between levels during the year ended December 31, 2022.

DELAWARE LIFE NY VARIABLE ACCOUNT C - FUTURITY

(A Separate Account of Delaware Life Insurance Company of New York)

4. RELATED-PARTY TRANSACTIONS

Security Investors, LLC, one of the companies in the investment management businesses of Guggenheim Partners LLC and a related-party of the Sponsor, is the investment advisor to certain Rydex funds and charges a management fee at an annual rate 0.75% of the Rydex funds’ average daily net assets.

The Sponsor provides administrative services necessary for the operation of the Variable Account. The Sponsor absorbs all organizational expenses including the fees of registering the Variable Account and its contracts for distribution under federal and state securities laws.

5. CONTRACT CHARGES

Mortality and expense risk charges

Charges for mortality and expense risks are based on the value of the Sub-Account and are deducted from the Variable Account at the end of each valuation period to cover the risks assumed by the Sponsor prior to the Sale Transaction. These charges are reflected on the Statements of Operations. The deductions are calculated at different levels based upon the elections made by the contract holder and are transferred periodically to the Sponsor. As of December 31, 2022, the deduction is at an effective annual rate of the average daily value of the contract invested in the Variable Account as follows:

	Level 1	Level 2
Futurity NY contracts	1.25%	—
Futurity Accolade NY contracts	1.30%	1.45%

Distribution expense charge

As reimbursement for administrative expenses attributable to Contracts which exceed the revenues received from the Account Fees, the Sponsor makes a deduction from the Sub-Account at the end of each valuation period at an effective annual rate of 0.15% of the net assets attributable to such Contracts, as reflected in the Statements of Operations.

Administration charges

Each year on the account anniversary date, an account administration fee (“Account Fee”) of $30 is deducted from the participant’s account, reflected in the Statements of Changes in Net Assets, to reimburse the Sponsor for certain administrative expenses. After the annuity commencement date, the Account Fee will be deducted pro rata from each variable annuity payment made during the year. These charges are reported in the Statements of Changes in Net Assets as part of “Withdrawals, surrenders, annuitizations and contract charges”.

Surrender charges

The Sponsor does not deduct a sales charge from purchase payments. However, a surrender charge (contingent deferred sales charge) may be deducted to cover certain expenses relating to the sale of the contract if the contract holder requests a full withdrawal prior to reaching the pay-out phase. In no event shall the aggregate withdrawal charges exceed 6% of the purchase payments made under Futurity NY contracts and 8% of the purchase payments made under Futurity Accolade NY contracts. These charges are reported in the Statements of Changes in Net Assets as part of “Withdrawals, surrenders, annuitizations and contract charges”.

Premium Taxes

A deduction, when applicable, is made for premium taxes or similar state or local taxes. It is currently the policy of the Sponsor to make this deduction at the annuity commencement date. However, the Sponsor reserves the right to deduct such taxes when incurred.

DELAWARE LIFE NY VARIABLE ACCOUNT C - FUTURITY

(A Separate Account of Delaware Life Insurance Company of New York)

6. RESERVE FOR VARIABLE ANNUITIES

Reserve for variable annuities represents the actuarial present value of future contract benefits for those contract holders who are in the payout phase of their contract and who chose the variable payout option. Determined at issue, annuity reserves are calculated using the 2012 Individual Annuitant Mortality Table and an assumed interest rate of 3% per year. The Individual Annuitant Mortality Table utilized is subject to change in conjunction with changes in the tables currently adopted by the National Association of Insurance Commissioners. The mortality risk is fully borne by the Sponsor and may result in additional amounts being transferred into the variable annuity account by the Sponsor to cover greater longevity of annuities than expected. Required adjustments to the reserves are accomplished by transfers to or from the Sponsor.

DELAWARE LIFE NY VARIABLE ACCOUNT C - FUTURITY

(A Separate Account of Delaware Life Insurance Company of New York)

7. INVESTMENT PURCHASES AND SALES

The cost of purchases and proceeds from sales of investments for the year ended December 31, 2022 were as follows:

	Purchases	Sales
A71	$14,615	$1,215
AM2	3,604	336
A19	4,019	661
A55	2,744	604
A51	4,640	420
F24	55,685	132,964
F99	6,609	5,845
F91	257	100
FE3	7,840	14,807
F56	19	882
G30	22,358	5,260
521	285	305
G33	4,854	11,649
G31	434	453
V15	22,477	1,344
A39	3,194	278
A21	16,819	8,010
J43	8,955	605
J32	4,968	470
MD8	26,617	49,949
M07	44,726	42,737
M35	36,574	12,444
M31	37,922	7,306
M80	4,863	496
MF1	92,871	96,972
M05	41,685	7,154
M42	16,554	5,424
M06	18,880	41,843
M33	1,530	194
M44	15,317	26,990
M40	19,455	25,326
M83	20,292	24,548
MB6	9,149	732
MB7	1,983	191
M96	2,514	15,648
MD2	13,897	28,284
MA6	7,790	20,611
MA3	526	155
MD6	7,933	14,918
MB8	45,210	21,330
MF6	30,764	33,416
MG3	3,246	4,932
PK8	3,232	5,893
P06	24,155	45,065
P07	2,401	6,910

DELAWARE LIFE NY VARIABLE ACCOUNT C - FUTURITY

(A Separate Account of Delaware Life Insurance Company of New York)

8. CHANGES IN UNITS OUTSTANDING

The changes in units outstanding for the year ended December 31, 2022 were as follows:

	Units Issued	Units Redeemed	Net Increase (Decrease)
A71	19	1	18
AM2	—	1	(1)
A19	—	12	(12)
A55	5	5	—
F24	1,629	3,308	(1,679)
F99	63	119	(56)
F91	6	—	6
FE3	55	281	(226)
F56	—	32	(32)
G30	—	91	(91)
521	2	2	—
G33	287	989	(702)
G31	—	1	(1)
V15	63	69	(6)
A21	139	422	(283)
MD8	3,140	5,676	(2,536)
M07	163	2,370	(2,207)
M35	—	438	(438)
M31	363	162	201
M80	14	—	14
MF1	2,000	3,478	(1,478)
M05	603	321	282
M42	288	273	15
M06	2,036	4,475	(2,439)
M44	403	1,780	(1,377)
M40	1,594	2,063	(469)
M83	5	833	(828)
MB6	—	1	(1)
MB7	—	1	(1)
M96	85	926	(841)
MD2	1,568	2,716	(1,148)
MA6	79	1,116	(1,037)
MA3	—	1	(1)
MD6	6	559	(553)
MB8	176	495	(319)
MF6	608	979	(371)
MG3	3	146	(143)
PK8	67	191	(124)
P06	1,910	3,306	(1,396)
P07	89	391	(302)

DELAWARE LIFE NY VARIABLE ACCOUNT C - FUTURITY

(A Separate Account of Delaware Life Insurance Company of New York)

8. CHANGES IN UNITS OUTSTANDING (CONTINUED)

The changes in units outstanding for the year ended December 31, 2021 were as follows:

	Units Issued	Units Redeemed	Net Increase (Decrease)
A71	—	1	(1)
A19	—	9	(9)
A55	—	6	(6)
F24	—	10	(10)
F99	7	147	(140)
FE3	72	133	(61)
F56	—	32	(32)
G30	—	1	(1)
521	—	338	(338)
G33	210	419	(209)
A39	—	1	(1)
A21	331	1,244	(913)
J43	—	1	(1)
MD8	4,059	2,041	2,018
M07	—	6,189	(6,189)
M35	—	2,870	(2,870)
M31	119	414	(295)
MF1	293	2,388	(2,095)
M05	373	709	(336)
M42	168	193	(25)
M06	895	1,233	(338)
M33	—	1	(1)
M44	—	94	(94)
M40	—	1	(1)
M83	41	1,333	(1,292)
MB6	—	1	(1)
MB7	306	306	—
M96	—	1,597	(1,597)
MA6	476	1,430	(954)
MA3	160	160	—
MD6	—	481	(481)
MB8	115	1,432	(1,317)
MF6	—	347	(347)
MG3	12	211	(199)
PK8	110	107	3
P07	208	247	(39)

DELAWARE LIFE NY VARIABLE ACCOUNT C - FUTURITY

(A Separate Account of Delaware Life Insurance Company of New York)

9. TAX DIVERSIFICATION REQUIREMENTS

Under the provisions of Section 817(h) of the Code, a variable annuity contract, other than a pension plan contract, is not treated as an annuity contract for federal tax purposes for any period in which the investments of the segregated asset account on which the contract is based are not adequately diversified. The Code provides that the “adequately diversified” requirement may be met if the underlying investments satisfy either a statutory safe harbor test or diversification requirements set forth in regulations issued by the Secretary of Treasury. The Sponsor believes that the Variable Account satisfies the current requirements of the regulations, and it intends that the Variable Account will continue to meet such requirements.

DELAWARE LIFE NY VARIABLE ACCOUNT C - FUTURITY

(A Separate Account of Delaware Life Insurance Company of New York)

10. FINANCIAL HIGHLIGHTS

The summary of units outstanding, unit value (some of which may be rounded), net assets, investment income ratios, expense ratios (excluding expenses of the underlying mutual funds) and the total return, for each of the five years in the period ended December 31, is as follows:

	At December 31,					For the years ended December 31,
	Units	Unit Value[4]			Net Assets	Investment Income Ratio[1]	Expense Ratio lowest to highest[2]			Total Return[3]
A71
2022	2,443	$33.1195	to	$32.0877	$80,158	1.11%	1.45%	to	1.60%	(5.80%)	to	(5.94%)
2021	2,425	35.1589	to	34.1146	84,502	0.64	1.45	to	1.60	25.99	to	25.80
2020	2,426	27.9067	to	27.1184	67,116	1.33	1.45	to	1.60	0.98	to	0.83
2019	2,427	27.6345	to	26.8944	66,515	1.03	1.45	to	1.60	21.82	to	21.64
2018	2,428	22.6845	to	22.1101	54,648	0.75	1.45	to	1.60	(7.22)	to	(7.36)
AM2
2022	787	25.8742	to	25.0680	20,193	—	1.45	to	1.60	(28.85)	to	(28.96)
2021	788	36.3662	to	35.2860	28,406	—	1.45	to	1.60	6.44	to	6.28
2020	788	34.1647	to	33.1996	26,702	1.14	1.45	to	1.60	27.72	to	27.53
2019	788	26.7495	to	26.0331	20,920	0.28	1.45	to	1.60	25.39	to	25.20
2018	788	21.3333	to	20.7931	16,695	0.41	1.45	to	1.60	(18.80)	to	(18.92)
A19
2022	159	42.7453			6,790	—		1.45		(40.14)
2021	171	71.4133			12,177	—		1.45		7.62
2020	180	66.3570			11,921	—		1.45		51.41
2019	180	43.8253	to	42.6515	7,880	—	1.45	to	1.60	34.04	to	33.84
2018	308	32.6962	to	31.8682	9,976	—	1.45	to	1.60	(2.55)	to	(2.69)
A55
2022	1,316	24.4535			32,078	1.42		1.40		(16.15)
2021	1,316	29.1646			38,401	1.15		1.40		29.84
2020	1,322	22.4613			29,689	1.33		1.40		13.29
2019	2,527	19.8271			50,102	1.61		1.40		27.68
2018	2,541	15.5283			39,453	1.67		1.40		(5.94)
A51
2022	1,281	19.6438			25,163	—		1.40		(38.87)
2021	1,281	32.1348			41,178	—		1.40		(7.36)
2020	1,281	34.6879			44,450	1.11		1.40		64.84
2019	1,282	21.0438			26,975	—		1.40		27.55
2018	1,282	16.4986			21,149	—		1.40		0.03
F24
2022	470	45.4240	to	44.0087	20,882	0.07	1.45	to	1.60	(27.55)	to	(27.66)
2021	2,149	62.6980	to	60.8357	131,015	0.03	1.45	to	1.60	25.67	to	25.48
2020	2,159	49.8928	to	48.4835	104,892	0.13	1.45	to	1.60	28.34	to	28.15
2019	5,377	38.8743	to	37.8331	203,596	0.22	1.45	to	1.60	29.37	to	29.18
2018	5,387	30.0479	to	29.2870	157,899	0.44	1.45	to	1.60	(8.00)	to	(8.14)
F99
2022	1,124	39.7955	to	38.5555	44,590	0.35	1.45	to	1.60	(25.73)	to	(25.85)
2021	1,180	53.5853	to	51.9935	63,081	—	1.45	to	1.60	21.12	to	20.94
2020	1,320	44.2399	to	42.9902	58,281	0.04	1.45	to	1.60	41.47	to	41.25
2019	1,596	31.2723	to	30.4346	49,810	0.06	1.45	to	1.60	32.04	to	31.84
2018	1,999	23.6845	to	23.0847	47,134	0.04	1.45	to	1.60	(1.88)	to	(2.03)

DELAWARE LIFE NY VARIABLE ACCOUNT C - FUTURITY

(A Separate Account of Delaware Life Insurance Company of New York)

10. FINANCIAL HIGHLIGHTS (CONTINUED)

	At December 31,					For the years ended December 31,
	Units	Unit Value[4]			Net Assets	Investment Income Ratio[1]	Expense Ratio lowest to highest[2]			Total Return[3]
F91
2022	295	$22.4438			$6,616	0.86%		1.45%		(25.77%)
2021	289	30.2361			8,741	0.33		1.45		17.66
2020	289	25.6974			7,429	0.23		1.45		13.66
2019	289	22.6092			6,539	1.56		1.45		25.65
2018	289	17.9931			5,206	1.34		1.45		(16.29)
FE3
2022	1,266	48.4965	to	47.0296	61,107	2.04	1.45	to	1.60	(9.49)	to	(9.63)
2021	1,492	53.5835	to	52.0407	79,622	0.92	1.45	to	1.60	2.93	to	2.78
2020	1,553	52.0582	to	50.6352	80,555	2.22	1.45	to	1.60	5.30	to	5.14
2019	2,561	49.4372	to	48.1583	125,190	0.32	1.45	to	1.60	15.68	to	15.51
2018	2,658	42.7365	to	41.6934	112,410	2.01	1.45	to	1.60	(11.85)	to	(11.99)
F56
2022	485	22.3753			10,862	0.16		1.45		(12.78)
2021	517	25.6547			13,263	1.11		1.45		3.35
2020	549	24.8224			13,627	3.00		1.45		4.26
2019	582	23.8074			13,852	2.78		1.45		13.49
2018	614	20.9781			12,887	1.99		1.45		(16.09)
G30
2022	7,992	25.0474			200,164	1.37		1.40		(7.66)
2021	8,083	27.1255			219,260	1.19		1.40		22.42
2020	8,084	22.1583			179,117	1.45		1.40		2.54
2019	8,084	21.6099			174,693	1.54		1.40		24.19
2018	8,112	17.4012			141,155	1.31		1.40		(9.73)
521
2022	455	33.2751			15,076	0.32		1.40		(20.49)
2021	455	41.8522			19,051	0.29		1.40		22.08
2020	793	34.2829			27,173	0.23		1.40		7.08
2019	795	32.0169			25,452	0.50		1.40		23.12
2018	800	26.0049			20,817	0.47		1.40		(9.89)
G33
2022	5,604	10.7574			60,278	3.25		1.40		(14.75)
2021	6,306	12.6184			79,569	2.82		1.40		10.62
2020	6,515	11.4070			74,314	1.65		1.40		5.33
2019	6,663	10.8297			72,157	2.57		1.40		16.81
2018	6,365	9.2709			59,008	2.00		1.40		(17.45)

DELAWARE LIFE NY VARIABLE ACCOUNT C - FUTURITY

(A Separate Account of Delaware Life Insurance Company of New York)

10. FINANCIAL HIGHLIGHTS (CONTINUED)

	At December 31,					For the years ended December 31,
	Units	Unit Value[4]			Net Assets	Investment Income Ratio[1]	Expense Ratio lowest to highest[2]			Total Return[3]
G31
2022	1,144	$26.0956			$29,863	0.83%		1.40%		(20.85%)
2021	1,145	32.9686			37,737	0.83		1.40		27.62
2020	1,145	25.8338			29,576	0.90		1.40		15.92
2019	1,145	22.2865			25,520	1.30		1.40		23.48
2018	1,198	18.0487			21,619	1.20		1.40		(7.50)
V15
2022	2,906	25.2628			73,372	—		1.40		(32.06)
2021	2,912	37.1864			108,289	—		1.40		10.38
2020	2,912	33.6897			98,119	0.07		1.40		40.38
2019	3,205	23.9986			76,904	—		1.40		34.87
2018	3,218	17.7944			57,261	—		1.40		(4.96)
A39
2022	987	18.0320			17,793	0.93		1.40		(21.64)
2021	987	23.0129			22,722	0.67		1.40		25.97
2020	988	18.2680	to	28.6747	18,047	0.41	1.40	to	1.60	12.27	to	12.03
2019	5,114	16.2711	to	25.5958	121,680	0.96	1.40	to	1.60	27.18	to	26.91
2018	5,135	12.7936	to	20.1690	96,118	0.89	1.40	to	1.60	(10.66)	to	(10.85)
A21
2022	6,986	15.5804	to	27.2386	110,066	1.72	1.40	to	1.45	(19.43)	to	(19.49)
2021	7,269	19.3387	to	33.8315	142,097	1.20	1.40	to	1.45	4.43	to	4.36
2020	8,182	18.5192	to	32.4194	152,988	2.42	1.40	to	1.45	12.42	to	12.34
2019	8,486	16.4740	to	28.8582	141,096	1.60	1.40	to	1.45	26.80	to	26.71
2018	8,678	12.9926	to	22.7748	113,781	2.10	1.40	to	1.45	(16.16)	to	(16.21)

DELAWARE LIFE NY VARIABLE ACCOUNT C - FUTURITY

(A Separate Account of Delaware Life Insurance Company of New York)

10. FINANCIAL HIGHLIGHTS (CONTINUED)

	At December 31,					For the years ended December 31,
	Units	Unit Value[4]			Net Assets	Investment Income Ratio[1]	Expense Ratio lowest to highest[2]	Total Return[3]
J43
2022	1,012	$39.0682			$39,520	0.45%	1.40%	(20.47%)
2021	1,012	49.1212			49,714	0.51	1.40	19.71
2020	1,013	41.0345			41,548	0.95	1.40	12.11
2019	1,013	36.6020			37,080	0.40	1.40	22.85
2018	1,025	29.7930			30,527	0.37	1.40	(13.15)
J32
2022	613	50.1636			30,752	0.53	1.40	(19.82)
2021	613	62.5616			38,368	0.73	1.40	27.55
2020	613	49.0468			30,090	0.76	1.40	23.53
2019	614	39.7057			24,371	0.85	1.40	29.93
2018	614	30.5586			18,762	0.81	1.40	(7.47)
L27[5]
2018	208	24.7944			5,149	1.53	1.45	(24.78)
MD8
2022	20,692	9.0926	to	8.8932	187,409	1.11	1.40 to 1.60	(0.22) to (0.44)
2021	23,228	9.1128	to	8.9322	210,777	—	1.40 to 1.60	(1.38) to (1.60)
2020	21,210	9.2405	to	9.0771	195,464	0.22	1.40 to 1.60	(1.17) to (1.38)
2019	21,449	9.3499	to	9.2045	200,066	1.59	1.40 to 1.60	0.23 to 0.01
2018	20,839	9.3284	to	9.2032	193,987	1.24	1.40 to 1.60	(0.15) to (0.36)
M07
2022	24,174	16.1257			394,753	1.71	1.40	(10.83)
2021	26,381	18.0842			480,484	1.88	1.40	12.54
2020	32,570	16.0693			524,818	2.32	1.40	8.29
2019	34,405	14.8390			510,709	2.31	1.40	18.72
2018	49,348	12.4991			616,175	2.21	1.40	(6.92)
M35
2022	22,071	15.6501	to	15.4302	341,497	1.49	1.45 to 1.60	(11.14) to (11.28)
2021	22,509	17.6126	to	17.3911	392,422	1.62	1.45 to 1.60	12.19 to 12.02
2020	25,379	15.6992	to	15.5250	394,781	1.87	1.45 to 1.60	7.93 to 7.76
2019	34,770	14.5462	to	14.4065	501,777	1.91	1.45 to 1.60	18.38 to 18.20
2018	45,331	12.2879	to	12.1882	553,131	1.93	1.45 to 1.60	(7.24) to (7.38)
M31
2022	10,207	22.0851			225,403	—	1.40	(32.58)
2021	10,006	32.7571			327,772	—	1.40	21.83
2020	10,301	26.8885			276,968	—	1.40	30.03
2019	10,915	20.6787			225,712	—	1.40	36.24
2018	11,154	15.1782			169,293	0.09	1.40	1.24
M80
2022	683	44.4376			30,330	—	1.45	(32.79)
2021	669	66.1194			44,259	—	1.45	21.45
2020	669	54.4402			36,441	—	1.45	29.63
2019	670	41.9976			28,123	—	1.45	35.78
2018	670	30.9298			20,720	—	1.45	0.92
MF1
2022	10,209	29.5103	to	28.8631	300,864	—	1.40 to 1.60	(29.68) to (29.83)
2021	11,687	41.9674	to	41.1360	488,967	—	1.40 to 1.60	12.53 to 12.29
2020	13,782	37.2928	to	36.6332	512,773	—	1.40 to 1.60	34.59 to 34.30
2019	14,547	27.7087	to	27.2777	402,252	—	1.40 to 1.60	36.75 to 36.45
2018	15,156	20.2630	to	19.9911	306,567	—	1.40 to 1.60	(0.17) to (0.39)

DELAWARE LIFE NY VARIABLE ACCOUNT C - FUTURITY

(A Separate Account of Delaware Life Insurance Company of New York)

10. FINANCIAL HIGHLIGHTS (CONTINUED)

	At December 31,					For the years ended December 31,
	Units	Unit Value[4]			Net Assets	Investment Income Ratio[1]	Expense Ratio lowest to highest[2]			Total Return[3]
M05
2022	5,143	$17.8272			$91,683	—%		1.40%		(30.73%)
2021	4,861	25.7352			125,089	—		1.40		0.39
2020	5,197	25.6346			133,215	—		1.40		43.87
2019	5,956	17.8183			106,124	—		1.40		39.74
2018	6,524	12.7508			83,187	—		1.40		(2.85)
M42
2022	1,536	17.3467	to	17.1284	26,592	—	1.45	to	1.60	(31.01) to (31.11)
2021	1,521	25.1431	to	24.8639	38,177	—	1.45	to	1.60	0.10 to (0.05)
2020	1,546	25.1175	to	24.8760	38,781	—	1.45	to	1.60	43.47 to 43.26
2019	2,111	17.5069	to	17.3646	36,919	—	1.45	to	1.60	39.23 to 39.02
2018	2,650	12.5741	to	12.4906	33,292	—	1.45	to	1.60	(3.15) to (3.29)
M06
2022	10,282	10.0071	to	9.7877	102,814	2.27	1.40	to	1.45	(15.12) to (15.31)
2021	12,721	11.7902	to	11.5566	149,590	2.71	1.40	to	1.60	(2.18) to (2.40)
2020	13,059	12.0535	to	11.8403	157,048	3.51	1.40	to	1.60	6.96 to 6.73
2019	13,142	11.2687	to	11.0934	147,794	3.46	1.40	to	1.60	8.68 to 8.45
2018	12,404	10.3684	to	10.2292	128,375	3.18	1.40	to	1.60	(2.46) to (2.67)
M33
2022	413	26.4897			10,944	0.49		1.60		(18.53)
2021	413	32.5147			13,441	0.54		1.60		22.81
2020	414	26.4753			10,952	0.73		1.60		14.73
2019	414	23.0765			9,554	0.79		1.60		30.83
2018	414	17.6391			7,310	0.70		1.60		(5.90)
M44
2022	11,749	15.2457			179,121	2.37		1.40		(0.63)
2021	13,126	15.3431			201,398	1.75		1.40		12.51
2020	13,220	13.6365			180,274	2.50		1.40		4.43
2019	14,356	13.0576			187,450	5.35		1.40		23.34
2018	6,921	10.5867			73,268	1.11		1.40		(0.35)
M40
2022	2,048	14.8444	to	14.6576	30,162	1.62	1.45	to	1.60	(0.97) to (1.12)
2021	2,517	14.8238			37,316	1.54		1.60		12.01
2020	2,518	13.2347			33,324	2.24		1.60		3.93
2019	2,519	12.7341			32,073	3.82		1.60		22.81
2018	2,519	10.4382	to	10.3689	26,124	0.71	1.45	to	1.60	(0.66) to (0.81)
M83
2022	10,504	25.6129	to	25.0512	268,726	1.39	1.40	to	1.60	(7.21) to (7.41)
2021	11,332	27.6019	to	27.0550	312,537	1.31	1.40	to	1.60	23.72 to 23.45
2020	12,624	22.3101	to	21.9154	281,420	1.58	1.40	to	1.60	2.04 to 1.82
2019	14,532	21.8641	to	21.5240	320,385	2.15	1.40	to	1.60	28.01 to 27.73
2018	14,951	17.0804	to	16.8511	257,606	1.56	1.40	to	1.60	(11.34) to (11.53)
MB6
2022	1,623	29.4431			47,788	1.13		1.40		(17.16)
2021	1,624	35.5438			57,725	1.11		1.40		27.74
2020	1,625	27.8257			45,207	1.66		1.40		13.74
2019	1,626	24.4641			39,771	1.50		1.40		27.39
2018	1,626	19.2042			31,235	1.32		1.40		(9.02)

DELAWARE LIFE NY VARIABLE ACCOUNT C - FUTURITY

(A Separate Account of Delaware Life Insurance Company of New York)

10. FINANCIAL HIGHLIGHTS (CONTINUED)

	At December 31,					For the years ended December 31,
	Units	Unit Value[4]			Net Assets	Investment Income Ratio[1]	Expense Ratio lowest to highest[2]			Total Return[3]
MB7
2022	305	$33.8920			$10,349	0.86%	1.60%			(17.54%)
2021	306	41.1008			12,567	0.92	1.60			27.12
2020	306	33.2711	to	32.3314	9,882	1.34	1.45	to	1.60	13.39	to	13.22
2019	425	29.3418	to	28.5560	12,229	1.26	1.45	to	1.60	27.01	to	26.82
2018	426	23.1023	to	22.5175	9,651	1.15	1.45	to	1.60	(9.33)	to	(9.47)
M96
2022	4,233	15.4912			67,784	2.07		1.40		(13.47)
2021	5,074	17.9022			92,368	2.19		1.40		(3.24)
2020	6,671	18.5025			124,199	2.96		1.40		4.90
2019	7,143	17.6375			126,078	3.06		1.40		5.05
2018	7,713	16.7889			129,093	3.31		1.40		(0.93)
MD2
2022	778	12.3779	to	11.9923	9,628	0.95	1.45	to	1.60	(13.71)	to	(13.84)
2021	1,926	14.3451	to	13.9191	26,941	1.97	1.45	to	1.60	(3.56)	to	(3.70)
2020	1,926	14.8743	to	14.4542	27,969	2.59	1.45	to	1.60	4.58	to	4.42
2019	2,342	14.2235	to	13.8426	32,692	2.75	1.45	to	1.60	4.81	to	4.65
2018	2,342	13.5708	to	13.2272	31,228	3.01	1.45	to	1.60	(1.29)	to	(1.44)
MA6
2022	5,985	21.8290	to	11.9857	108,517	5.32	1.40	to	1.60	(11.75)	to	(11.94)
2021	7,022	24.7352	to	13.6108	142,756	5.14	1.40	to	1.60	2.06	to	1.84
2020	7,976	24.2369	to	13.3655	161,431	5.69	1.40	to	1.60	3.63	to	3.40
2019	8,228	23.3881	to	12.9255	160,904	6.00	1.40	to	1.60	13.22	to	12.98
2018	9,040	20.6571	to	11.4409	157,806	5.69	1.40	to	1.60	(4.43)	to	(4.63)
MA3
2022	433	22.1664	to	21.4759	9,496	5.37	1.45	to	1.60	(12.07)	to	(12.20)
2021	434	25.2094	to	24.4606	10,812	4.76	1.45	to	1.60	1.59	to	1.44
2020	434	24.8147	to	24.1139	10,660	5.42	1.45	to	1.60	3.33	to	3.17
2019	434	24.0154	to	23.3723	10,327	5.50	1.45	to	1.60	12.78	to	12.61
2018	435	21.2942	to	20.7550	9,167	5.41	1.45	to	1.60	(4.65)	to	(4.79)
MD6
2022	2,149	24.9852			53,561	0.09	1.40			(20.37)
2021	2,702	31.3778			84,795	0.23	1.40			24.23
2020	3,183	25.2574			80,379	0.46	1.40			20.83
2019	3,632	20.9037			75,901	0.59	1.40			38.02
2018	3,650	15.1456			55,287	0.58	1.40			(0.59)
MB3[6]
2018	—	23.3465			—	—	1.45			(0.89)
MB8
2022	4,409	33.9881	to	36.3663	152,853	0.75	1.40	to	1.60	(19.50)	to	(19.68)
2021	4,728	42.2219	to	45.2740	203,810	0.90	1.40	to	1.60	27.85	to	27.57
2020	6,045	33.0256	to	35.4896	203,581	0.78	1.40	to	1.60	0.82	to	0.60
2019	8,101	32.7584	to	35.2790	273,627	0.73	1.40	to	1.60	25.02	to	24.75
2018	8,418	26.2017	to	28.2790	227,964	0.87	1.40	to	1.60	(6.43)	to	(6.63)
MF6
2022	3,447	41.5310	to	31.2207	137,112	1.54	1.40	to	1.60	(27.95)	to	(28.10)
2021	3,818	57.6393	to	43.4239	206,639	1.50	1.40	to	1.60	28.33	to	28.05
2020	4,165	44.9158	to	33.9117	175,214	4.61	1.40	to	1.60	0.08	to	(0.14)
2019	4,420	44.8809	to	33.9590	186,525	3.70	1.40	to	1.60	25.12	to	24.85
2018	4,509	35.8702	to	27.1999	151,661	4.08	1.40	to	1.60	(4.38)	to	(4.59)
MG3
2022	1,087	29.5283	to	28.8733	32,012	0.98	1.45	to	1.60	(10.10)	to	(10.24)
2021	1,230	32.8472	to	32.1667	40,316	0.79	1.45	to	1.60	29.09	to	28.90
2020	1,429	25.4449	to	24.9551	36,289	1.24	1.45	to	1.60	2.36	to	2.21
2019	1,443	24.8581	to	24.4164	35,825	1.29	1.45	to	1.60	29.22	to	29.03
2018	1,599	19.2369	to	18.9234	30,720	0.91	1.45	to	1.60	(12.74)	to	(12.87)

DELAWARE LIFE NY VARIABLE ACCOUNT C - FUTURITY

(A Separate Account of Delaware Life Insurance Company of New York)

10. FINANCIAL HIGHLIGHTS (CONTINUED)

	At December 31,					For the years ended December 31,
	Units	Unit Value[4]			Net Assets	Investment Income Ratio[1]	Expense Ratio lowest to highest[2]			Total Return[3]
PK8
2022	804	$28.3751	to	$27.5168	$22,669	4.80%	1.45%	to	1.60%	(16.95%)	to	(17.08%)
2021	928	34.1669	to	33.1830	31,561	4.48	1.45	to	1.60	(3.99)	to	(4.13)
2020	925	35.5852	to	34.6124	32,789	4.56	1.45	to	1.60	5.15	to	5.00
2019	967	33.8408	to	32.9653	32,614	4.42	1.45	to	1.60	13.13	to	12.97
2018	1,017	29.9119	to	29.1818	30,316	4.11	1.45	to	1.60	(6.12)	to	(6.26)
P06
2022	936	16.0631	to	15.5771	14,851	6.41	1.45	to	1.60	(13.18)	to	(13.31)
2021	2,332	17.9694			41,905	4.95		1.60		3.92
2020	2,332	17.2910			40,329	1.43		1.60		9.93
2019	2,333	15.7290			36,691	1.66		1.60		6.72
2018	2,333	14.7392			34,387	2.47		1.60		(3.77)
P07
2022	2,110	15.6501	to	15.1767	32,743	2.59	1.45	to	1.60	(15.55)	to	(15.67)
2021	2,412	18.5312	to	17.9975	44,371	1.82	1.45	to	1.60	(2.70)	to	(2.84)
2020	2,451	19.0448	to	18.5241	46,376	2.13	1.45	to	1.60	7.08	to	6.92
2019	2,590	17.7850	to	17.3248	45,808	3.01	1.45	to	1.60	6.80	to	6.64
2018	2,603	16.6523	to	16.2458	43,135	2.52	1.45	to	1.60	(1.98)	to	(2.13)
R03[7]
2019	—	41.8362			—	—		1.60		34.68
2018	178	31.0638			5,520	—		1.60		(3.38)

1

Represents the dividends, excluding distributions of capital gains, received by the Sub-Account from the underlying mutual fund, which are net of management fees assessed by the fund manager, divided by the average net assets. The ratio excludes those expenses, such as mortality and expense charges, that result in direct reductions in the unit values. The recognition of investment income by the Sub-Account is affected by the timing of the declaration of dividends by the underlying mutual fund in which the Sub-Accounts invest.

2

Ratio represents the contract expenses of the Sub-Account, consisting primarily of mortality and expense charges and distribution charges. The ratio includes only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying mutual fund are excluded.

3

Ratio represents the total return for the year indicated, including changes in the value of the underlying mutual fund. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in reduction in the total return presented. The total return is calculated for each period indicated or from the effective date through the end of the reporting period using the unit value of the beginning period that corresponds to the lowest or highest ending period unit value disclosed. The total returns are presented as a range of maximum to minimum values based on the product grouping representing the corresponding lowest to highest expense ratio amounts.

4

The unit values are not a direct calculation of net assets over the number of units allocated to the Sub-Account. The unit values are presented as a range of maximum to minimum values based on the product grouping representing the corresponding lowest to highest expense ratio amounts. Some unit values may be outside of the range due to timing of the related Sub-Account level’s commencement date. Unit values of product pricing levels with zero units during the period are excluded when determining the range.

5	L27 merged into Sub-Account MD8 on July 31, 2019.
6

MFS VIT II Massachusetts Investors Growth Stock Portfolio S Class Sub-Account (MB3) is active but has zero balance, and therefore is not reported on the Statements of Operations and Statements of Changes in Net Assets.

7	Rydex VT NASDAQ-100 Fund Sub-Account (R03) is active but has zero balance, and therefore is not reported on the Statements of Operations and Statements of Changes in Net Assets.

Delaware Life Insurance Company of New York

(A Wholly-Owned Subsidiary of Delaware Life Insurance Company)

Report of Independent Auditors

Statutory Financial Statements as of

December 31, 2022 and 2021 and for the Years Ended

December 31, 2022, 2021 and 2020

DELAWARE LIFE INSURANCE COMPANY OF NEW YORK

(A Wholly-Owned Subsidiary of Delaware Life Insurance Company)

KPMG LLP One Financial Plaza 755 Main Street Hartford, CT 06103

Independent Auditors’ Report

The Board of Directors

Delaware Life Insurance Company of New York:

Opinions

We have audited the financial statements of Delaware Life Insurance Company of New York (the Company), which comprise the statutory statements of admitted assets, liabilities, and capital stock and surplus as of December 31, 2022 and 2021, and the related statutory statements of operations, changes in capital stock and surplus, and cash flow for the years then ended, and the related notes to the financial statements.

Unmodified Opinion on Statutory Basis of Accounting

In our opinion, the accompanying financial statements present fairly, in all material respects, the admitted assets, liabilities, and capital stock and surplus of the Company as of December 31, 2022 and 2021, and the results of its operations and its cash flow for the years then ended in accordance with accounting practices prescribed or permitted by the New York State Department of Financial Services described in Note 1.

Adverse Opinion on U.S. Generally Accepted Accounting Principles

In our opinion, because of the significance of the matter discussed in the Basis for Adverse Opinion on U.S. Generally Accepted Accounting Principles section of our report, the financial statements do not present fairly, in accordance with U.S. generally accepted accounting principles, the financial position of the Company as of December 31, 2022 and 2021, or the results of its operations or its cash flows for the years then ended.

Basis for Opinions

We conducted our audits in accordance with auditing standards generally accepted in the United States of America (GAAS). Our responsibilities under those standards are further described in the Auditors’ Responsibilities for the Audit of the Financial Statements section of our report. We are required to be independent of the Company and to meet our other ethical responsibilities, in accordance with the relevant ethical requirements relating to our audits. We believe that the audit evidence we have obtained is sufficient and appropriate to provide a basis for our audit opinions.

Basis for Adverse Opinion on U.S. Generally Accepted Accounting Principles

As described in Note 1 to the financial statements, the financial statements are prepared by the Company using accounting practices prescribed or permitted by the New York State Department of Financial Services, which is a basis of accounting other than U.S. generally accepted accounting principles. Accordingly, the financial statements are not intended to be presented in accordance with U.S. generally accepted accounting principles. The effects on the financial statements of the variances between the statutory accounting practices described in Note 1 and U.S. generally accepted accounting principles, although not reasonably determinable, are presumed to be material and pervasive.

KPMG LLP, a Delaware limited liability partnership and a member firm of the KPMG global organization of independent member firms affiliated with

    KPMG International Limited, a private English company limited by guarantee.

Other Matter

The accompanying financial statements of the Company for the year ended December 31, 2020 were audited by other auditors whose report thereon, dated April 28, 2021, expressed an adverse opinion on those financial statements with respect to U.S. generally accepted accounting principles and an unmodified opinion with respect to accounting practices prescribed or permitted by the New York State Department of Financial Services.

Responsibilities of Management for the Financial Statements

Management is responsible for the preparation and fair presentation of the financial statements in accordance with accounting practices prescribed or permitted by the New York State Department of Financial Services. Management is also responsible for the design, implementation, and maintenance of internal control relevant to the preparation and fair presentation of financial statements that are free from material misstatement, whether due to fraud or error.

In preparing the financial statements, management is required to evaluate whether there are conditions or events, considered in the aggregate, that raise substantial doubt about the Company’s ability to continue as a going concern for one year after the date that the financial statements are issued.

Auditors’ Responsibilities for the Audit of the Financial Statements

Our objectives are to obtain reasonable assurance about whether the financial statements as a whole are free from material misstatement, whether due to fraud or error, and to issue an auditors’ report that includes our opinion. Reasonable assurance is a high level of assurance but is not absolute assurance and therefore is not a guarantee that an audit conducted in accordance with GAAS will always detect a material misstatement when it exists. The risk of not detecting a material misstatement resulting from fraud is higher than for one resulting from error, as fraud may involve collusion, forgery, intentional omissions, misrepresentations, or the override of internal control. Misstatements are considered material if there is a substantial likelihood that, individually or in the aggregate, they would influence the judgment made by a reasonable user based on the financial statements.

In performing an audit in accordance with GAAS, we:

•	Exercise professional judgment and maintain professional skepticism throughout the audit.

•

Identify and assess the risks of material misstatement of the financial statements, whether due to fraud or error, and design and perform audit procedures responsive to those risks. Such procedures include examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements.

•

Obtain an understanding of internal control relevant to the audit in order to design audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company’s internal control. Accordingly, no such opinion is expressed.

•

Evaluate the appropriateness of accounting policies used and the reasonableness of significant accounting estimates made by management, as well as evaluate the overall presentation of the financial statements.

•

Conclude whether, in our judgment, there are conditions or events, considered in the aggregate, that raise substantial doubt about the Company’s ability to continue as a going concern for a reasonable period of time.

We are required to communicate with those charged with governance regarding, among other matters, the planned scope and timing of the audit, significant audit findings, and certain internal control related matters that we identified during the audit.

/s/ KPMG LLP

Hartford, Connecticut

April 26, 2023

DELAWARE LIFE INSURANCE COMPANY OF NEW YORK

(A Wholly-Owned Subsidiary of Delaware Life Insurance Company)

STATUTORY STATEMENTS OF ADMITTED ASSETS, LIABILITIES, AND CAPITAL STOCK AND SURPLUS

AS OF DECEMBER 31, 2022 AND 2021 (IN THOUSANDS EXCEPT SHARE AND PER SHARE DATA)

ADMITTED ASSETS	2022	2021	LIABILITIES, CAPITAL STOCK AND SURPLUS	2022	2021
GENERAL ACCOUNT ASSETS			GENERAL ACCOUNT LIABILITIES
Bonds	$759,128	$963,960	Aggregate reserve for life contracts	$501,181	$493,191
Preferred stocks	6,109	8,547	Liability for deposit-type contracts	19,024	19,295
Mortgage loans on real estate	14,537	34,977	Contract claims	537	1,648
Cash	25,074	44,073	Other amounts payable on reinsurance	7,130	3,521
Contract loans	6,538	6,206	Interest maintenance reserve	18,673	23,731
Other invested assets	24,477	29,777	Commissions to agents due or accrued	249	336
Receivable for securities	316	571	General expenses due or accrued	1,090	1,511
Investment income due and accrued	8,319	9,827	Transfers from Separate Accounts due or accrued, net	(7,931)	(55,700)
Deferred premiums	31	33	Taxes, licenses and fees due and accrued	4,655	4,307
Amounts recoverable from reinsurers	5,257	2,962	Current federal and foreign income taxes	1,387	8,068
Net deferred tax asset	21,967	21,761	Remittances and items not allocated	2,393	1,697
Other assets	805	804	Asset valuation reserve	279	11,302

			Payable to parent and affiliates	644	200
			Reinsurance in unauthorized and certified companies	1,035	1,397
			Funds held under coinsurance	160,431	160,039
			Payable for securities	447	3,605
			Other liabilities	939	1,305

Total general account assets	872,558	1,123,498	Total general account liabilities	712,163	679,453
SEPARATE ACCOUNT ASSETS	781,327	1,028,372	SEPARATE ACCOUNT LIABILITIES	781,326	1,028,370

			Total liabilities	1,493,489	1,707,823
			CAPITAL STOCK AND SURPLUS
			Common capital stock, $350 par value – 6,001 shares
			authorized: 6,001 shares issued and outstanding	2,100	2,100
			Gross paid in and contributed surplus	357,400	357,400
			Unassigned funds	(199,104)	84,547

			Total surplus	158,296	441,947

			Total common capital stock and surplus	160,396	444,047

TOTAL ADMITTED ASSETS	$1,653,885	$2,151,870	TOTAL LIABILITIES, CAPITAL STOCK AND SURPLUS	$1,653,885	$2,151,870

See notes to statutory financial statements.

DELAWARE LIFE INSURANCE COMPANY OF NEW YORK

(A Wholly-Owned Subsidiary of Delaware Life Insurance Company)

STATUTORY STATEMENTS OF OPERATIONS

FOR THE YEARS ENDED DECEMBER 31, 2022, 2021 AND 2020 (IN THOUSANDS)

	2022	2021	2020
INCOME:
Premiums and annuity considerations	$8,226	$12,076	$13,251
Considerations for supplementary contracts with life contingencies	5,843	6,617	5,981
Net investment income	43,369	46,324	44,078
Amortization of interest maintenance reserve	615	1,529	1,351
Commissions and expense allowances on reinsurance ceded	549	615	613
Income from fees associated with investment management, administration and contract guarantees from Separate Accounts	14,913	17,232	17,150
Other income	2,634	3,195	3,245

Total Income	76,149	87,588	85,669
BENEFITS AND EXPENSES:
Death benefits	82	136	109
Annuity benefits	36,275	34,661	38,521
Surrender benefits and withdrawals for life contracts	92,824	107,348	119,409
Interest and adjustments on contracts or deposit-type contract funds	1,245	1,426	1,337
Payments on supplementary contracts with life contingencies	6,934	6,268	7,148
Increase (decrease) in aggregate reserves for life and accident and health contracts	7,989	(38,603)	(47,813)

Total Benefits	145,349	111,236	118,711
Commissions on premiums and annuity considerations (direct business only)	2,999	3,751	3,873
General insurance expenses	6,510	6,015	6,812
Insurance taxes, licenses and fees, excluding federal income taxes	339	(484)	(1,229)
Net transfers from Separate Accounts net of reinsurance	(42,396)	(103,353)	(116,590)
Other deductions	6,602	8,316	6,771

Total Benefits and Expenses	119,403	25,481	18,348
Net gain from operations before federal income tax expense and net realized capital (losses) gains	(43,254)	62,107	67,321
Federal income tax (benefit) expense, excluding tax on capital (losses) gains	(4,139)	8,081	9,089

Net (loss) gain from operations after federal income taxes and before net realized capital (losses) gains	(39,115)	54,026	58,232
Net realized capital (losses) gains less capital gains tax and transfers to the interest maintenance reserve	1,185	(26)	(288)

NET (LOSS) INCOME	$(37,930)	$54,000	$57,944

See notes to statutory financial statements.

DELAWARE LIFE INSURANCE COMPANY OF NEW YORK

(A Wholly-Owned Subsidiary of Delaware Life Insurance Company)

STATUTORY STATEMENTS OF CHANGES IN CAPITAL STOCK AND SURPLUS

FOR THE YEARS ENDED DECEMBER 31, 2022, 2021 AND 2020 (IN THOUSANDS)

	2022	2021	2020
CAPITAL STOCK AND SURPLUS, BEGINNING OF YEAR	$444,047	$450,340	$398,539
Net (loss) income	(37,930)	54,000	57,944
Change in net unrealized capital (losses) gains, net of deferred income tax	(2,578)	1,253	(1)
Change in net deferred income tax	3,822	(3,338)	(4,586)
Change in nonadmitted assets	(4,325)	(3)	(2)
Change in liability for reinsurance in unauthorized and certified companies	363	(482)	104
Change in asset valuation reserve	11,023	509	(1,658)
Dividends to stockholder	(254,026)	(58,232)	—

CAPITAL STOCK AND SURPLUS, END OF YEAR	$160,396	$444,047	$450,340

See notes to statutory financial statements.

DELAWARE LIFE INSURANCE COMPANY OF NEW YORK

(A Wholly-Owned Subsidiary of Delaware Life Insurance Company)

STATUTORY STATEMENTS OF CASH FLOW

FOR THE YEARS ENDED DECEMBER 31, 2022, 2021 AND 2020 (IN THOUSANDS)

	2022	2021	2020
CASH FROM OPERATIONS:
Premiums collected net of reinsurance	$14,071	$18,691	$19,234
Net investment income	47,223	46,402	43,783
Miscellaneous income	18,096	21,043	21,008

Total receipts	79,390	86,136	84,025
Benefits and loss related payments	(137,165)	(151,439)	(164,863)
Net transfers from Separate Accounts	90,165	89,391	109,652
Commissions and expenses paid	(16,291)	(18,719)	(17,404)
Federal and foreign income taxes (paid) recovered	—	(27,515)	—

Total payments	(63,291)	(108,282)	(72,615)

Net cash from operations	16,099	(22,146)	11,410

CASH FROM INVESTMENTS:
Proceeds from investments sold, matured or repaid:
Bonds	257,329	401,778	200,456
Stocks	1,535	13,677	1,109
Mortgage loans	21,027	11,234	4,236
Other invested assets	5,545	—	—
Miscellaneous proceeds	—	1,831	5,637

Total investment proceeds	285,436	428,520	211,438
Cost of investments acquired:
Bonds	(61,593)	(417,730)	(140,387)
Stocks	—	(4,500)	(500)
Mortgage loans	—	(7)	—
Other invested assets	(2,146)	(16,237)	(83)
Miscellaneous applications	(3,341)	(364)	(223)

Total investments acquired	(67,080)	(438,838)	(141,193)
Net increase in contract loans and premium notes	(355)	593	(954)

Net cash from investments	218,001	(9,725)	69,291

CASH FROM FINANCING AND MISCELLANEOUS SOURCES:
Capital and paid in surplus, less treasury stock	—	—	—
Net deposits on deposit-type contracts and other liabilities	(271)	(451)	2,694
Dividends to stockholder	(254,026)	(58,232)	—
Other cash provided	1,198	5,756	2,463

Net cash from financing and miscellaneous sources	(253,099)	(52,927)	5,157

Net change in cash, cash equivalents and short-term investments	(18,999)	(84,798)	85,858
CASH, CASH EQUIVALENTS AND SHORT-TERM INVESTMENTS:
Beginning of year	44,073	128,871	43,013

End of year	$25,074	$44,073	$128,871

	2022	2021	2020
SUPPLEMENTAL SCHEDULE OF NON-CASH ACTIVITIES
Exchanges of debt securities	$2,977	$31,685	$5,224
Transfer of bonds to other invested assets	—	4,895	—
Transfer of bonds to preferred stocks	—	1,492	—
Transfer of common stocks to other invested assets	—	4,340	—

See notes to statutory financial statements.

DELAWARE LIFE INSURANCE COMPANY OF NEW YORK

(A Wholly-Owned Subsidiary of Delaware Life Insurance Company)

NOTES TO STATUTORY FINANCIAL STATEMENTS

AS OF DECEMBER 31, 2022 AND 2021 AND FOR THE YEARS ENDED DECEMBER 31, 2022, 2021 AND 2020

1.	DESCRIPTION OF THE BUSINESS AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

GENERAL

Delaware Life Insurance Company of New York (the “Company”) is a stock life insurance company incorporated under the laws of the State of New York. The Company is a direct, wholly-owned subsidiary of Delaware Life Insurance Company (“DLIC”). DLIC is a wholly-owned subsidiary of DLIC Sub-Holdings, LLC.

On November 18, 2022, DLIC announced the execution of a definitive agreement to sell the Company to Nassau Financial Group, L.P. The transaction is subject to customary closing conditions, including receipt of regulatory approvals.

The Company’s business includes a variety of wealth accumulation and protection products, including individual fixed and variable annuities, individual and group life insurance, and group disability insurance. The Company has reinsured certain risks related to some of these products to former affiliated and non-affiliated reinsurers. The Company formerly sold group life and disability insurance, of which 100% of these risks have been reinsured.

BASIS OF PRESENTATION – ACCOUNTING PRACTICES

The accompanying financial statements of the Company are presented on the basis of accounting practices prescribed or permitted by the New York State Department of Financial Services (the “Department”). The Department recognizes only statutory accounting principles prescribed or permitted by the State of New York for determining and reporting the financial condition and results of operations of an insurance company and for determining its solvency under the New York Insurance Law. The National Association of Insurance Commissioners’ (“NAIC’s”) Accounting Practices and Procedures Manual (“NAIC SAP”) has been adopted as a component of prescribed or permitted accounting principles by the State of New York.

The State of New York’s Regulation 172 did not adopt the guidance prescribed within paragraph 11 and footnote 1 of Statement of Statutory Accounting Principles (“SSAP”) No. 72, Surplus and Quasi-Reorganization, resulting in a prescribed practice impacting the Company’s payment of an extraordinary dividend during the year. The extraordinary dividend is disclosed in Note 14. The prescribed practice does not impact the Company’s presentation of net income or total capital stock and surplus.

There was no difference in the Company’s net income (loss) between NAIC SAP and practices prescribed and permitted by the State of New York for the years ended December 31, 2022, 2021 and 2020. A reconciliation of the Company’s capital stock and surplus between NAIC SAP and practices prescribed by the State of New York as of December 31, 2022 is shown below:

(In Thousands)	As of December 31, 2022
	State of New York Basis, as reported	NAIC SAP
Capital stock and surplus
Common capital stock	$2,100	$2,100
Gross paid in and contributed surplus	357,400	158,296
Unassigned funds	(199,104)	—

Total common capital stock and surplus	$160,396	$160,396

DELAWARE LIFE INSURANCE COMPANY OF NEW YORK

(A Wholly-Owned Subsidiary of Delaware Life Insurance Company)

NOTES TO STATUTORY FINANCIAL STATEMENTS

AS OF DECEMBER 31, 2022 AND 2021 AND FOR THE YEARS ENDED DECEMBER 31, 2022, 2021 AND 2020

Accounting principles and procedures of the NAIC, as prescribed or permitted by the Department, comprise a basis of accounting principles other than accounting principles generally accepted in the United States of America (“GAAP”). The effects on the financial statements of the variances between NAIC SAP and GAAP are not reasonably determinable and are presumed to be material. The primary differences between GAAP and NAIC SAP can be summarized as follows:

•

The Asset Valuation Reserve (“AVR”) and Interest Maintenance Reserve (“IMR”) are eliminated with unrealized gains and losses reported directly in equity and realized gains and losses reported in income;

•	Certain assets designated under NAIC SAP as “nonadmitted assets” are included in the GAAP balance sheet rather than excluded from assets in the statutory balance sheet;

•	Certain policy acquisition costs and sales inducements are deferred and amortized over the estimated life of the policies rather than charged to operations as incurred;

•	Policy and contract reserves for traditional life insurance are based on best estimates of expected mortality, morbidity, persistency and interest rather than based on prescribed methodologies;

•

Policy reserves on universal life and certain investment products are reported at account value, including additional liabilities for certain guaranteed benefits such as lifetime income benefit riders valued using actuarial assumptions for GAAP, rather than using prescribed statutory methodologies under NAIC SAP;

•	Certain premiums for life and annuity contracts are recognized as deposits for GAAP rather than recorded as premiums in the period received;

•

For equity method investments under GAAP, investee earnings and losses are reported in income and dividends of undistributed earnings reduce the carrying value of the investment. Under NAIC SAP, investee earnings and losses are reported as a change in unrealized gain/loss in capital and surplus, while dividends of accumulated undistributed earnings are reported in investment income;

•

Bonds designated as available for sale and trading securities are reported at fair value for GAAP rather than at amortized cost, with unrealized gains and losses reported in equity and income, respectively;

•

Equity/fund investments such as mutual funds and exchange traded funds are classified as equity securities and reported at fair value with changes in fair value reported in earnings under GAAP. Under NAIC SAP, these qualify for special bond treatment and are reported using the systematic valuation method;

•

All equity securities, excluding equity method investments, are carried at fair value with changes in fair value reported in earnings for GAAP rather than as unrealized gains and losses in capital and surplus for NAIC SAP;

•

Certain reinsurance transactions are accounted for as financing transactions under GAAP and as reinsurance for NAIC SAP. Assets and liabilities are reported gross of reinsurance for GAAP and net of reinsurance for NAIC SAP;

•

The statements of cash flow reconcile to changes in cash, cash equivalents and restricted cash for GAAP. Under NAIC SAP, the Statutory Statements of Cash Flow reconcile to changes in cash, cash equivalents and short-term investments with original maturities of one year or less. A reconciliation of net income to net cash provided by operating activities is not required;

•

Generally, changes in deferred taxes are reported as a component of net income under GAAP. Under NAIC SAP, changes in deferred taxes are direct adjustments to surplus and separately reported in the Statutory Statements of Changes in Capital Stock and Surplus;

•	Money market funds are classified as short-term investments under GAAP and cash equivalents under NAIC SAP; and

DELAWARE LIFE INSURANCE COMPANY OF NEW YORK

(A Wholly-Owned Subsidiary of Delaware Life Insurance Company)

NOTES TO STATUTORY FINANCIAL STATEMENTS

AS OF DECEMBER 31, 2022 AND 2021 AND FOR THE YEARS ENDED DECEMBER 31, 2022, 2021 AND 2020

•

Certain contracts with a market value adjustment (“MVA”) feature are classified within the Company’s General Account under GAAP, but are classified within the Company’s non-insulated Separate Accounts under statutory accounting principles.

USE OF ESTIMATES

The preparation of financial statements in conformity with statutory accounting principles prescribed or permitted by the State of New York requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities. It also requires disclosure of contingent liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the period. Actual results could differ from those estimates. The most significant estimates are those used in determining the fair value of financial instruments, aggregate reserves for life policies and annuity contracts, deferred income taxes, provision for income taxes, and other-than-temporary-impairments (“OTTI”) of investments.

SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Company in preparing the accompanying statutory-basis financial statements:

FINANCIAL INSTRUMENTS

In the normal course of business, the Company enters into transactions involving various types of financial instruments, including cash equivalents, short-term investments, bonds, equity securities, and mortgage loans. These instruments involve credit risk and also may be subject to risk of loss due to interest rate fluctuation. The Company evaluates and monitors each financial instrument individually and, when appropriate, obtains collateral or other security to minimize potential losses.

INVESTMENTS

Bonds

Investments in bonds, mortgage-backed securities (“MBS”), and asset-backed securities (“ABS”) are stated at amortized cost using the scientific method. Where the NAIC designation of the bond has fallen to 6 and the fair value has fallen below amortized cost, they are carried at fair value. Adjustments to the value of MBS and ABS securities based on changes in cash flows, including those related to changes in prepayment assumptions, are made retrospectively. As part of this process, a third-party vendor for each security type was appointed by the NAIC to develop a revised NAIC designation methodology. The ratings for residential mortgage-backed securities (“RMBS”) and commercial mortgage-backed securities (“CMBS”) are determined by comparing the insurer’s carrying value divided by the remaining par value to price ranges provided by the third-party vendor corresponding to each NAIC designation. Comparisons are initially made to the model based on amortized cost. Where the resulting designation is an NAIC 6 per the model, further comparison based on fair value is required which, in some cases, results in a higher final NAIC designation.

The definition of structured securities under SSAP No. 43R, Loan Backed and Structured Securities – Revised, (“SSAP No. 43R”) includes certain types of ABS and MBS securities that do not follow the revised rating methodology described above, including, but not limited to, equipment trust certificates, credit tenant loans, 5*/6* securities, interest-only securities, and those with Securities Valuation Office (“SVO”) assigned NAIC designations. Interest income on bonds, MBS and ABS is recognized when earned based upon estimated principal repayments, if applicable. For bonds subject to prepayment risk, yields are recalculated and asset balances adjusted periodically so that expected return on future cash flows matches the expected return over the life of the investment from acquisition. If the collection of all contractual cash flows is not probable, an OTTI may be indicated. The process of analyzing securities for OTTI adjustment is further described in Note 3.

DELAWARE LIFE INSURANCE COMPANY OF NEW YORK

(A Wholly-Owned Subsidiary of Delaware Life Insurance Company)

NOTES TO STATUTORY FINANCIAL STATEMENTS

AS OF DECEMBER 31, 2022 AND 2021 AND FOR THE YEARS ENDED DECEMBER 31, 2022, 2021 AND 2020

Preferred Stocks

Preferred stocks are stated in accordance with guidance provided in SSAP No. 32R, Investments in Preferred Stock. Effective January 1, 2021, perpetual preferred stocks and mandatory convertible preferred stocks are reported at fair value and can not exceed stated call price. Redeemable preferred stocks are stated at amortized cost unless they have an NAIC rating designation of 4, 5, or 6. Redeemable preferred stocks with an NAIC rating designation of 4, 5, or 6 are stated at the lower of amortized cost or fair value.

Mortgage Loans on Real Estate

Mortgage loans are stated at unpaid principal balances, net of provisions for estimated losses. Mortgage loans acquired at a premium or discount are carried at amortized cost using the effective interest rate method, net of provisions for estimated losses. Purchases and sales of mortgage loans are recognized or derecognized in the Company’s Statutory Statements of Admitted Assets, Liabilities and Capital Stock and Surplus on the loan’s trade date, which is the date that the Company funds the purchase or receives the proceeds from the sale. Transaction costs on mortgage loans are capitalized on initial recognition and are recognized in the Company’s Statutory Statements of Operations using the effective interest rate method. Mortgage loans are collateralized by the related properties and the Company regularly assesses the value of the collateral.

Interest income is recognized on mortgage loans when the collection of contractually specified future cash flows is probable, in which case cash receipts are recorded in accordance with the effective interest rate method. Interest income is not recognized on impaired mortgage loans, and these mortgage loans are placed in a non-accrual status when the collection of contractually-specified future cash flows is not probable, in which case cash receipts are applied in the following order: first against the carrying value of the loan, then against the provision, and then to income. The accrual of interest resumes when the collection of contractually-specified future cash flows becomes probable based on certain facts and circumstances.

Changes in allowances for losses are recorded as changes in unrealized gains and losses to surplus. Once the conditions causing impairment improve and future payments are reasonably assured, the mortgages are no longer classified as impaired and the Company resumes the accrual of income. However, if the original terms of the contract have been changed, resulting in the Company providing an economic concession to the borrower at below market rates, then the mortgage is reclassified as restructured. If the conditions causing impairment do not improve and future payments remain unassured, the Company typically derecognizes the asset through disposition or foreclosure. Uncollectible collateral-dependent loans are written off through realized losses for any difference between the carrying value and amount received for the underlying property at the time of disposition or foreclosure.

Cash

Cash constitutes a medium of exchange that a bank or other similar financial institution will accept for deposit and allow an immediate credit to the depositor’s account. Also classified as cash for financial statement purposes, although not falling within the above definition of cash, are savings accounts and certificates of deposits in banks or other similar financial institutions with maturity dates within one year or less from the acquisition date.

Contract Loans

Contract loans are carried at the amount of outstanding principal balance. Contract loans are collateralized by the related insurance policy and do not exceed the net cash surrender value of such policy.

DELAWARE LIFE INSURANCE COMPANY OF NEW YORK

(A Wholly-Owned Subsidiary of Delaware Life Insurance Company)

NOTES TO STATUTORY FINANCIAL STATEMENTS

AS OF DECEMBER 31, 2022 AND 2021 AND FOR THE YEARS ENDED DECEMBER 31, 2022, 2021 AND 2020

Other Invested Assets

Other invested assets include surplus debentures, non rated residual tranches on asset-backed securities, and collateral loans. The Company has ownership interests in joint ventures and partnerships which are carried at values based on the audited underlying equity of the investee in accordance with SSAP No. 48, Joint Ventures, Partnerships and Limited Liability Companies, and SSAP No. 93, Low Income Housing Tax Credit Property Investments. Audited financial statements for these investments are received on an annual basis. OTTI on other invested assets is evaluated under the methodology described in Note 3.

POLICY AND CONTRACT RESERVES

The reserves for life insurance policies, accident and health insurance policies, and annuity contracts are computed in accordance with presently accepted actuarial standards, and are based on actuarial assumptions and methods (including use of published mortality tables and prescribed interest rates) which produce reserves at least as great as those required by law and/or contract provisions.

Accident and health insurance benefit reserves are developed by actuarial methods and are determined based on either published tables using specified statutory interest rates, mortality or morbidity assumptions, Company experience, and valuation methods that will provide, in the aggregate, reserves that are greater than or equal to the amounts required by law.

Liabilities for unpaid claims consist of the estimated amount payable for claims reported but not yet settled and an estimate of claims incurred but not reported. These liabilities include estimates of the expenses that will be incurred in connection with the payment of the benefit payments. The amounts reported are based upon historical experience, adjusted for trends and current circumstances. Management believes that the recorded liability is sufficient to provide for the associated claims adjustment expenses. Revisions of these estimates are included in operations in the year such adjustments are determined to be required.

DEPOSIT-TYPE CONTRACTS

Liabilities for investment-type contracts, such as supplementary contracts not involving life contingencies, are based on account value or accepted actuarial standards and methods including use of prescribed interest rates.

ASSET VALUATION RESERVE AND INTEREST MAINTENANCE RESERVE

The AVR is established as a liability based upon a formula prescribed by the NAIC to offset potential credit-related investment losses on all invested assets, with changes in the AVR charged or credited directly to surplus. The IMR is established as a liability to capture realized gains and losses, net of income tax, on the sale of fixed income investments, principally bonds and mortgage loans, resulting from changes in the general level of interest rates, and is amortized into income over the remaining years to expected maturity of the assets sold.

DELAWARE LIFE INSURANCE COMPANY OF NEW YORK

(A Wholly-Owned Subsidiary of Delaware Life Insurance Company)

NOTES TO STATUTORY FINANCIAL STATEMENTS

AS OF DECEMBER 31, 2022 AND 2021 AND FOR THE YEARS ENDED DECEMBER 31, 2022, 2021 AND 2020

INCOME TAXES

The Company accounts for current and deferred income taxes and recognizes reserves for income tax contingencies in accordance with SSAP No. 101, Income Taxes (“SSAP No. 101”). Under the applicable asset and liability method for recording deferred income taxes, deferred tax assets (“DTAs”), net of any nonadmitted portion, and deferred tax liabilities (“DTLs”) are recognized for the future tax consequences attributable to differences between the statutory financial statement carrying amounts of existing assets and liabilities and their respective tax basis. Deferred tax assets and deferred tax liabilities are measured using the enacted tax rates on which those temporary differences are expected to be recovered or settled. The change in deferred taxes is charged or credited directly to surplus. Gross deferred tax assets are first reduced by a statutory valuation allowance, if deemed appropriate. The Company then determines the admissibility of the remaining net deferred tax assets, after valuation allowance, subject to admissibility limitations set forth in NAIC SAP.

FUNDS HELD UNDER COINSURANCE

Certain of the Company’s universal life insurance policies are reinsured on a coinsurance and funds held coinsurance basis. The Company accounts for funds held under coinsurance in accordance with SSAP No. 61R, Life, Deposit-Type and Accident and Health Reinsurance (“SSAP No. 61R”). The amount withheld by the Company under this arrangement is recorded as a liability on the Statutory Statements of Admitted Assets, Liabilities, and Capital Stock and Surplus.

SEPARATE ACCOUNTS

The assets and liabilities of the Separate Account shown in the Statutory Statements of Admitted Assets, Liabilities, and Capital Stock and Surplus are reported at fair value or if there is no readily available market, then in accordance with the valuation procedures in the applicable contract. These represent funds that are segregated and maintained for the benefit of Separate Account contract-holders.

2.	RELATED-PARTY TRANSACTIONS

The following is a summary of material transactions with affiliates and other related parties.

Dividends/Distributions

Refer to Note 14 for disclosure of dividends paid by the Company.

Agreements and Other Transactions with Affiliates and Related Parties

The Company has a management services agreement with DLIC pursuant to which DLIC furnishes various investment, actuarial, and administrative services on a cost-reimbursement basis. Expenses incurred under this agreement amounted to approximately $4.9 million, $4.3 million, and $4.8 million for the years ended December 31, 2022, 2021, and 2020, respectively.

The Company is party to a federal tax allocation agreement with DLIC as the common parent of an affiliated group of companies, of which the Company is a member. Refer to Note 13.

The Company has an amended and restated investment management agreement with Guggenheim Partners Investment Management, LLC (“GPIM”), whereby GPIM provides investment management services for certain of the Company’s investments. GPIM managed $2.3 million and $7.8 million of the Company’s investments as of December 31, 2022 and 2021.

DELAWARE LIFE INSURANCE COMPANY OF NEW YORK

(A Wholly-Owned Subsidiary of Delaware Life Insurance Company)

NOTES TO STATUTORY FINANCIAL STATEMENTS

AS OF DECEMBER 31, 2022 AND 2021 AND FOR THE YEARS ENDED DECEMBER 31, 2022, 2021 AND 2020

In March 2021, the Company purchased a non-affiliated bond from DLIC for $8.0 million.

In January 2020, the Company, as borrower, entered into a $50.0 million demand promissory note (the “Note”) with DLIC as lender. The Company’s borrowings under the Note may be used for general corporate purposes. Borrowings bear interest at LIBOR + 115 basis points, with no commitment fees for any unused portion of the Note. There was no amount outstanding under the Note as of December 31, 2022 and 2021.

3.	BONDS AND PREFERRED STOCKS

The carrying value and fair value of the Company’s bonds and preferred stocks as of December 31, 2022 and 2021 were as follows:

	December 31, 2022
		Gross	Gross
	Carrying	Unrealized	Unrealized	Estimated
(In Thousands)	Value	Gains	Losses	Fair Value
Bonds:
U.S. Governments	$17,062	$—	$(2,456)	$14,606
All Other Government:
U.S. States, Territories and Possessions (Direct and Guaranteed)	2,461	—	(283)	2,178
U.S. Special Revenue and Special Assessment Obligations and all Non-Guaranteed Obligations of Agencies and Authorities of Governments and Their Political Subdivisions	48,790	37	(6,029)	42,798
Industrial and Miscellaneous (Unaffiliated)	654,490	940	(101,060)	554,370
Hybrid Securities	36,325	3	(4,444)	31,884

Total Bonds	$759,128	$980	$(114,272)	$645,836

Preferred Stocks	$6,109	$—	$(478)	$5,631

	December 31, 2021
		Gross	Gross
	Carrying	Unrealized	Unrealized	Estimated
(In Thousands)	Value	Gains	Losses	Fair Value
Bonds:
U.S. Governments	$18,215	$4,232	$(10)	$22,437
All Other Government:
U.S. States, Territories and Possessions (Direct and Guaranteed)	5,558	820	(4)	6,374
U.S. Special Revenue and Special Assessment Obligations and all Non-Guaranteed Obligations of Agencies and Authorities of Governments and Their Political Subdivisions	94,484	8,892	(193)	103,183
Industrial and Miscellaneous (Unaffiliated)	800,486	60,697	(2,803)	858,380
Hybrid Securities	45,217	3,319	(776)	47,760

Total Bonds	$963,960	$77,960	$(3,786)	$1,038,134

Preferred Stocks	$8,547	$425	$—	$8,972

DELAWARE LIFE INSURANCE COMPANY OF NEW YORK

(A Wholly-Owned Subsidiary of Delaware Life Insurance Company)

NOTES TO STATUTORY FINANCIAL STATEMENTS

AS OF DECEMBER 31, 2022 AND 2021 AND FOR THE YEARS ENDED DECEMBER 31, 2022, 2021 AND 2020

Expected maturities differ from contractual maturities because certain borrowers have the right to call or prepay obligations with or without call or prepayment penalties. The carrying value and fair value of bonds, other than ABS and MBS, as of December 31, 2022 by contractual maturity are as follows:

	December 31, 2022
	Carrying	Estimated
(In Thousands)	Value	Fair Value
Due In One Year or Less	$26,276	$26,544
Due After One Year Through Five Years	86,292	82,749
Due After Five Years Through Ten Years	123,125	107,702
Due After Ten Years	448,660	363,170

Total Before Asset and Mortgage-Backed Securities	684,353	580,165
Asset and Mortgage-Backed Securities	74,775	65,671

Total	$759,128	$645,836

Bonds included above with a carrying value of approximately $0.4 million at each year ended December 31, 2022 and 2021 were on deposit with the Department as required.

Investment grade bonds were 96.8% and 96.5% of the Company’s total bonds as of December 31, 2022 and 2021, respectively.

Exposure to any single issuer is less than 10% of net admitted assets.

Other-Than-Temporary-Impairments

The Company recognizes and measures OTTI for loan-backed and structured securities (“LBSS”) in accordance with SSAP No. 43R. In accordance with SSAP No. 43R, if the fair value of a LBSS is less than its amortized cost basis at the Statutory Statements of Admitted Assets, Liabilities and Capital Stock and Surplus date, the Company assesses whether the impairment is an OTTI. When an OTTI has occurred, the amount of OTTI recognized in earnings is the difference between the amortized cost basis of the security and the present value of its expected future cash flows, discounted at the effective interest rate implicit in the security.

If the Company intends to sell the LBSS, or if it is more likely than not that it will be required to sell the security before recovery of its amortized cost basis, an OTTI is considered to have occurred. The amount of the OTTI recognized is the difference between the amortized cost basis and the fair value of the security. In accordance with SSAP No. 43R, the amount of OTTI that is non-interest related shall be recorded through the AVR, and the amount of the OTTI that is interest related shall be recorded through the IMR.

If the Company does not intend to sell the LBSS, or it is not more likely than not that it will be required to sell the security before recovery of its amortized cost basis, the Company performs cash-flow based testing to determine if the present value of its expected future cash flows discounted at the effective interest rate implicit in the security is less than its amortized cost basis.

Estimating future cash flows is a quantitative and qualitative process that incorporates information received from third parties, along with assumptions and judgments about the future performance of the underlying collateral. Losses incurred on the respective portfolios are based on loss models using assumptions about key systematic risks, such as unemployment rates and housing prices, and loan-specific information, such as delinquency rates and loan-to-value ratios.

There were no other than temporary impairments recorded in 2022, 2021, and 2020 on LBSS held pursuant to SSAP No. 43R.

DELAWARE LIFE INSURANCE COMPANY OF NEW YORK

(A Wholly-Owned Subsidiary of Delaware Life Insurance Company)

NOTES TO STATUTORY FINANCIAL STATEMENTS

AS OF DECEMBER 31, 2022 AND 2021 AND FOR THE YEARS ENDED DECEMBER 31, 2022, 2021 AND 2020

If the fair value of a bond, other than those subject to SSAP No. 43R, is less than its amortized cost basis at the Statutory Statement of Admitted Assets, Liabilities and Capital Stock and Surplus date, the Company assesses whether the impairment is an OTTI. OTTI has occurred when it is probable that all amounts due according to the contractual terms will not be collected or when a decision to sell the bond at an amount below its carrying value has been made. When an OTTI has occurred, the amount of OTTI recognized in earnings is the difference between the amortized cost basis of the security and its fair value.

If the Company does not intend to sell the bond, or if it is not more likely than not that it will be required to sell the security before recovery of its amortized cost basis, the Company employs a portfolio monitoring process to identify securities that are OTTI.

The Company performs quarterly procedures in determining whether a security is other than temporarily impaired. The process involves a screening of all securities with a fair value less than the amortized cost basis. As part of this screening, the Company also incorporates a monitor and watch list maintained by investment managers. Inclusion in this list may be driven by heightened risk of particular sectors driven by macro events or credit events on individual issuers or particular investments, such as a ratings downgrade. Based on the evidence, securities identified may be subject to further review to evaluate issuer-specific facts and circumstances, such as the issuer’s ability to meet current and future interest and principal payments, an evaluation of the issuer’s financial position and its near-term recovery prospects, difficulties being experienced by an issuer’s parent or affiliate, and management’s assessment of the outlook for the issuer’s sector. Upon completion of this screening process, the relevant information is provided to the Company’s Asset Valuation Committee, which is composed of investment and finance professionals, to exercise judgment to conclude on whether there is OTTI.

Should it be determined that a security is other than temporarily impaired, the Company records a loss through an appropriate adjustment in carrying value. In 2022 and 2021, there was $0.1 million and $0.1 million of OTTI recognized for LBSS held as of December 31, 2022 and December 31, 2021, respectively, where the present value of estimated cash flows expected to be collected was less than the amortized cost of the securities. In 2020, $0.7 million of OTTI was recognized based on an intent to sell aviation industry assets prior to year end or shortly afterwards.

There are inherent risks and uncertainties in management’s evaluation of securities for OTTI. These risks and uncertainties include factors both external and internal to the Company, such as general economic conditions, an issuer’s financial condition or near-term recovery prospects, market interest rates, unforeseen events which affect one or more issuers or industry sectors, and portfolio management parameters, including asset mix, interest rate risk, portfolio diversification, duration matching, and greater-than-expected liquidity needs. All of these factors could impact management’s evaluation of securities for OTTI.

DELAWARE LIFE INSURANCE COMPANY OF NEW YORK

(A Wholly-Owned Subsidiary of Delaware Life Insurance Company)

NOTES TO STATUTORY FINANCIAL STATEMENTS

AS OF DECEMBER 31, 2022 AND 2021 AND FOR THE YEARS ENDED DECEMBER 31, 2022, 2021 AND 2020

The following tables analyze the Company’s investment positions with unrealized losses segmented by type of security and period of continuous unrealized loss as of December 31, 2022 and 2021:

	2022
(In Thousands Except # of Securities)	Less than 12 months			12 months or more			Total
			Gross			Gross			Gross
		Fair	Unrealized		Fair	Unrealized		Fair	Unrealized
	#	Value	Losses	#	Value	Losses	#	Value	Losses

Bonds:
U.S. Governments	2	$11,637	$(2,426)	1	$2,969	$(30)	3	$14,606	$(2,456)
U.S. States, Territories and Possessions (Direct and Guaranteed)	1	2,178	(283)	—	—	—	1	2,178	(283)
U.S. Special Revenue and Special Assessment Obligations and all Non-Guaranteed Obligations of Agencies and Authorities of Governments and Their Political Subdivisions	31	31,216	(3,078)	15	9,734	(2,951)	46	40,950	(6,029)
Industrial and Miscellaneous (Unaffiliated)	352	340,722	(40,188)	157	191,454	(60,872)	509	532,176	(101,060)
Hybrid Securities	11	18,643	(1,933)	5	12,229	(2,511)	16	30,872	(4,444)

Total Bonds	397	$404,396	$(47,908)	178	$216,386	$(66,364)	575	$620,782	$(114,272)

Preferred Stocks	—	$—	$—	2	$1,522	$(478)	2	$1,522	$(478)

	2021
	Less than 12 months			12 months or more			Total
(In Thousands Except # of Securities)			Gross			Gross			Gross
		Fair	Unrealized		Fair	Unrealized		Fair	Unrealized
	#	Value	Losses	#	Value	Losses	#	Value	Losses

Bonds:
U.S. Governments	1	$2,987	$(10)	1	$7	$—	2	$2,994	$(10)
U.S. States, Territories and Possessions (Direct and Guaranteed)	1	746	(4)	—	—	—	1	746	(4)
U.S. Special Revenue and Special Assessment Obligations and all Non-Guaranteed Obligations of Agencies and Authorities of Governments and Their Political Subdivisions	7	6,401	(54)	3	1,951	(139)	10	8,352	(193)
Industrial and Miscellaneous (Unaffiliated)	89	150,512	(2,386)	13	10,824	(417)	102	161,336	(2,803)
Hybrid Securities	—	—	—	2	11,185	(776)	2	11,185	(776)

Total Bonds	98	$160,646	$(2,454)	19	$23,967	$(1,332)	117	$184,613	$(3,786)

The unrealized losses of $114.2 million on bonds as of December 31, 2022 are primarily attributable to higher interest rates and wider spread levels. As disclosed above, the Company’s bond portfolio consisted of 96.8% investment grade bonds as of December 31, 2022, which did not materially change from the 96.5% held at December 31, 2021. Full repayment of principal and interest is expected. The contractual terms of these investments do not permit the issuer to settle the securities at a price less than par, which will equal amortized cost at maturity. Because the Company did not intend to sell these investments or lack the ability to hold them to recovery at December 31, 2022, these investments are not considered other-than-temporarily impaired.

DELAWARE LIFE INSURANCE COMPANY OF NEW YORK

(A Wholly-Owned Subsidiary of Delaware Life Insurance Company)

NOTES TO STATUTORY FINANCIAL STATEMENTS

AS OF DECEMBER 31, 2022 AND 2021 AND FOR THE YEARS ENDED DECEMBER 31, 2022, 2021 AND 2020

Subprime Mortgage Related Risk Exposure

As of December 31, 2022, the Company had no indirect exposure to sub-prime loans. As of December 31, 2021, the Company had indirect exposure to sub-prime loans with a carrying value of $2.7 million, which represented approximately 0.2% of the Company’s total invested assets as of December 31, 2021.The Company’s overall exposure to sub-prime mortgage risk as of December 31, 2021 was as follows:

(In Thousands)	December 31, 2021
Type	Actual Cost	Carrying Value (excluding interest)	Fair Value
Residential Mortgage Backed Securities	$2,654	$2,654	$2,778

	$2,654	$2,654	$2,778

4.	MORTGAGE LOANS ON REAL ESTATE

The Company invests in commercial first mortgage loans throughout the United States. The Company monitors the condition of the mortgage loans in its portfolio. In those cases, where mortgages have been restructured, appropriate allowances for losses have been made. In those cases where, in management’s judgment, the mortgage loan’s values are impaired, appropriate losses are recorded.

The following table shows the geographic distribution of the carrying value of the Company’s mortgage loan portfolio as of December 31, 2022 and 2021:

(In Thousands)	2022	2021
California	$—	$7,904
Florida	1,848	2,007
Georgia	—	15
Idaho	169	209
Illinois	10,471	10,587
Kansas	—	4,885
New York	2,153	9,474
General allowance for loan loss	(104)	(104)

Total Mortgage Loans on Real Estate	$14,537	$34,977

The Company had no outstanding mortgage loan commitments on real estate as of December 31, 2022 and 2021.

The Company made $6.9 thousand of additional investments in mortgage loans during the year ended December 31, 2021. No new investments in mortgage loans were made in 2022.

During the years ended December 31, 2022, 2021 and 2020, the Company did not reduce interest rates on any outstanding mortgage loans. Mortgage loans are collateralized by the related properties.

DELAWARE LIFE INSURANCE COMPANY OF NEW YORK

(A Wholly-Owned Subsidiary of Delaware Life Insurance Company)

NOTES TO STATUTORY FINANCIAL STATEMENTS

AS OF DECEMBER 31, 2022 AND 2021 AND FOR THE YEARS ENDED DECEMBER 31, 2022, 2021 AND 2020

A mortgage loan is considered impaired when it is probable that the principal or interest is not collectible in accordance with the contractual terms of the loan. The allowance for credit losses is estimated using the present value of expected cash flows discounted at the loan’s effective interest rate or the fair value of the collateral. A specific allowance for loan loss is established for an impaired loan if the present value of expected cash flows discounted at the loan’s effective interest rate, or the fair value of the loan collateral, less cost to sell, is less than the recorded amount of the loan. The Company did not have a specific allowance for loan loss for the years ended December 31, 2022 and 2021. A general allowance for loan loss is established based on an assessment of past loss experience on groups of loans with similar characteristics and current economic conditions. The general allowance for loan loss was $0.1 million at December 31, 2022 and 2021. While management believes that it uses the best information available to establish the allowances, future adjustments may become necessary if economic conditions differ from the assumptions used in calculating them. At December 31, 2022 and 2021, the Company individually and collectively evaluated loans with a gross carrying value of $14.6 million and $35.1 million, respectively.

Delinquency status is determined based upon the occurrence of a missed contract payment. There were no loans past due greater than 90 days at December 31, 2022 or 2021.

The Company accrues interest income on impaired loans to the extent it is deemed collectible. Otherwise, receipts on non-performing loans are not recognized as interest income until the loan is no longer impaired, is sold, or is otherwise made whole. Any cash collected during the period where the loan is impaired is applied to lower its carrying value.

Other information regarding the Company’s mortgage loan portfolio is as follows:

	Farm	Residential		Commercial		Mezzanine	Total
(In Thousands)		Insured	All Other	Insured	All Other
As of December 31, 2022
Recorded Investment
Current	$—	$—	$—	$—	$14,641	$—	$14,641
As of December 31, 2021
Recorded Investment
Current	$—	$—	$—	$—	$35,081	$—	$35,081

The Company did not have any mortgages on real estate past due or mortgages accruing interest more than 90 days past due or interest reduced during 2022 or 2021 and the Company had no investments in impaired loans during 2022 or 2021.

Allowance for credit losses was as follows:

(In Thousands)	2022	2021
Balance at beginning of period	$104	$104
Recoveries of amounts previously charged off	—	—

Balance at end of period	$104	$104

DELAWARE LIFE INSURANCE COMPANY OF NEW YORK

(A Wholly-Owned Subsidiary of Delaware Life Insurance Company)

NOTES TO STATUTORY FINANCIAL STATEMENTS

AS OF DECEMBER 31, 2022 AND 2021 AND FOR THE YEARS ENDED DECEMBER 31, 2022, 2021 AND 2020

The credit quality of the Company’s mortgage loans is assessed by the debt service coverage ratio (“DSC”) and loan to value ratio (‘LTV”). The following table shows the recorded gross investment of the Company’s mortgage loans aggregated by LTV and DSC as of December 31, 2022 and 2021:

	2022
(In Thousands)	Debt Service Coverage Ratio
	>1.2x	1.0x to < 1.2x	<1.0x	Total
Loan to Value Ratio
0%-59.99%	$4,170	$—	$—	$4,170
60%-69.99%	—	—	10,471	10,471
70%-79.99%	—	—	—	—
80% or greater	—	—	—	—

Total	$4,170	$—	$10,471	$14,641

	2021
(In Thousands)	Debt Service Coverage Ratio
	>1.2x	1.0x to < 1.2x	<1.0x	Total
Loan to Value Ratio
0%-59.99%	$2,861	$8,948	$—	$11,809
60%-69.99%	12,685	10,587	—	23,272
70%-79.99%	—	—	—	—
80% or greater	—	—	—	—

Total	$15,546	$19,535	$—	$35,081

5.	INVESTMENT GAINS AND LOSSES

Realized capital gains and losses on bonds, preferred stock, and mortgages, which relate to changes in levels of interest rates, are charged or credited to the IMR, net of tax, and amortized into operations over the remaining contractual life of the security sold. Realized gains and losses from sales of all other investments are reported, net of tax, in the Company’s Statements of Operations but are not included in the computation of net gain from operations.

Changes in unrealized gains and losses from investments carried at fair value are reported as a component of Capital Stock and Surplus, net of deferred income taxes.

DELAWARE LIFE INSURANCE COMPANY OF NEW YORK

(A Wholly-Owned Subsidiary of Delaware Life Insurance Company)

NOTES TO STATUTORY FINANCIAL STATEMENTS

AS OF DECEMBER 31, 2022 AND 2021 AND FOR THE YEARS ENDED DECEMBER 31, 2022, 2021 AND 2020

Realized gains and losses, net of amounts transferred to the IMR and capital gains tax, are as follows:

	Years Ended December 31,
(In Thousands)	2022	2021	2020
Realized Gains (Losses):
Bonds	$(6,491)	$2,033	$4,702
Preferred Stocks	43	—	—
Mortgage Loans on Real Estate	52	(33)	—
Other Invested Assets	276	—	—

Gross Realized (Losses) Gains	(6,120)	2,000	4,702
Capital Gains Tax (Benefit) Expense	(2,542)	917	987

Net Realized (Losses) Gains	(3,578)	1,083	3,715
Losses (Gains) Transferred to IMR (Net of Taxes)	4,763	(1,109)	(4,003)

Total	$1,185	$(26)	$(288)

Proceeds from sales and maturities of investments in bonds and preferred stock during 2022, 2021 and 2020 were $258.8 million, $456.5 million and $206.5 million, respectively, including non-cash transactions of $3.0 million, $38.1 million and $5.2 million, respectively. Gross gains during 2022, 2021 and 2020 were $2.3 million, $7.7 million and $6.7 million, respectively, and gross losses were $8.4 million, $3.4 million and $1.3 million, respectively.

Unrealized gains and losses and related deferred capital gains tax are as follows:

	Years Ended December 31,
(In Thousands)	2022	2021	2020
Changes in Net Unrealized Capital Gains (Losses)
Bonds	$(224)	$1	$—
Preferred Stocks	(946)	55	—
Common Stocks	—	—	(1)
Other invested assets	(2,093)	1,530	—

Subtotal	(3,263)	1,586	(1)
Deferred Capital Gains Tax	(685)	333	—

Total	$(2,578)	$1,253	$(1)

DELAWARE LIFE INSURANCE COMPANY OF NEW YORK

(A Wholly-Owned Subsidiary of Delaware Life Insurance Company)

NOTES TO STATUTORY FINANCIAL STATEMENTS

AS OF DECEMBER 31, 2022 AND 2021 AND FOR THE YEARS ENDED DECEMBER 31, 2022, 2021 AND 2020

6.	NET INVESTMENT INCOME

Major categories of net investment income for the years ended December 31, 2022, 2021, and 2020, respectively, are summarized as follows:

	Years Ended December 31,
(In Thousands)	2022	2021	2020
Bonds	$41,081	$45,183	$42,136
Preferred Stocks	422	449	1,138
Common Stocks (unaffiliated)	—	—	132
Mortgage Loans on Real Estate	1,538	2,260	2,686
Contract Loans	257	260	263
Cash, Cash Equivalents and Short-term Investments	412	18	229
Other Investment Income	2,182	1,041	515

Gross Investment Income	45,892	49,211	47,099
Investment Expenses	(2,523)	(2,887)	(3,021)

Net Investment Income	$43,369	$46,324	$44,078

The Company’s policy is to exclude investment income due and accrued with amounts that are over 90 days past due or where the collection of income is uncertain. The Company did not exclude any investment income due and accrued from surplus for the years ended December 31, 2022, 2021 and 2020.

7.	REINSURANCE

The Company participates in reinsurance with other insurance companies under a yearly renewable term or coinsurance basis to limit the loss exposure on certain risks associated with its products. Reinsurance ceded contracts do not relieve the Company from its obligations to policyholders. The Company remains liable to its policyholders for the portion reinsured to the extent that any reinsurer does not meet the obligations assumed under the reinsurance agreement. To minimize its exposure to significant losses from reinsurer insolvencies, the Company regularly evaluates the financial condition of its reinsurers and monitors concentrations of credit risk. Management believes that any liability arising from this contingency is unlikely.The Company had no uncollectible reinsurance balances written off and no commutation of ceded reinsurance during the years ended December 31, 2022, 2021, and 2020, respectively.

Under one reinsurance agreement, certain of the Company’s universal life insurance policies were reinsured on a coinsurance and funds held coinsurance basis. The Company had liabilities for the funds held under this treaty of $160.4 million and $160.0 million at December 31, 2022 and 2021, respectively. Pursuant to another reinsurance agreement, the Company ceded 100% of the liabilities under its group insurance policies on an indemnity coinsurance basis.

DELAWARE LIFE INSURANCE COMPANY OF NEW YORK

(A Wholly-Owned Subsidiary of Delaware Life Insurance Company)

NOTES TO STATUTORY FINANCIAL STATEMENTS

AS OF DECEMBER 31, 2022 AND 2021 AND FOR THE YEARS ENDED DECEMBER 31, 2022, 2021 AND 2020

The effects of reinsurance on premiums and benefits were as follows:

	Years Ended December 31,
(In Thousands)	2022	2021	2020
Premiums and Annuity Considerations:
Direct	$23,684	$30,527	$30,752
Ceded	(15,458)	(18,451)	(17,501)

Net Premiums and Annuity Considerations	$8,226	$12,076	$13,251

Insurance and Other Individual Policy Benefits and Claims:
Direct	$65,548	$60,282	$62,221
Ceded	(22,257)	(19,218)	(16,443)

Net Policy Benefits and Claims	$43,291	$41,064	$45,778

8.	RESERVES

The reserves for life insurance and annuity contracts are computed in accordance with presently accepted actuarial standards and are based on actuarial assumptions and methods (including use of published mortality tables and prescribed interest rates and methodologies) which produce reserves at least as great as those required by law and contract provisions.

Deduction of deferred fractional premiums upon death of the insured and return of any portion of the final premium for the period beyond the date of death are not applicable to the business of the Company. Surrender values are not promised in excess of reserves legally computed.

For policies with annual extra premiums, additional reserves are held equal to one-half the extra premium. Extra premiums on single premium policies are amortized over ten years. Policies issued with premiums corresponding to ages higher than the true ages are valued at the rated-up ages. Policies issued subject to a lien are valued as if the full amount were payable without any deduction. For interest-sensitive policies, substandard risks are reflected in the cost of insurance charges.

As of December 31, 2022 and 2021, the Company had $1,213.0 million and $1,237.8 million, respectively, of insurance in force for which gross premiums were less than the net premiums according to the standard of valuation required by the State of New York. Reserves to cover the above insurance as of December 31, 2022 and 2021 totaled $43.9 million and $46.5 million, respectively.

The Tabular Interest, Tabular Less Actual Reserves Released, and the Tabular Cost have all been determined by formula, as described in the NAIC instructions. The Tabular Interest on funds not involving life contingencies was determined from the interest credited to the deposits. Other than normal updates of reserves, the only significant reserve changes as of December 31, 2022 and 2021 were the changes in additional reserves held due to the variable annuity Regulation 213 (“Reg 213”) extra reserves and asset adequacy analysis testing. Direct VA Reg 213 extra reserves and asset adequacy reserves in the General Account were $134.4 million and $102.7 million at December 31, 2022 and 2021. Net VA Reg 213 and asset adequacy reserves were $97.4 million and $62.7 million at December 31, 2022 and 2021. Asset adequacy reserves in the non-insulated Separate Accounts were $15.0 million and $21.0 million at December 31, 2022 and 2021.

DELAWARE LIFE INSURANCE COMPANY OF NEW YORK

(A Wholly-Owned Subsidiary of Delaware Life Insurance Company)

NOTES TO STATUTORY FINANCIAL STATEMENTS

AS OF DECEMBER 31, 2022 AND 2021 AND FOR THE YEARS ENDED DECEMBER 31, 2022, 2021 AND 2020

The details for other changes in reserves for the years ended December 31, 2022, 2021 and 2020 are as follows:

(In Thousands)	2022	2021	2020
Other changes in reserves
Reg. 213 & Asset/Liability Analysis	$7,773	$(12,958)	$(25,787)
Asset/Liability Analysis	$27,000	(7,000)	$—

Total - increase	$34,773	$(19,958)	$(25,787)

9.	WITHDRAWAL CHARACTERISTICS OF ANNUITY ACTUARIAL RESERVES AND DEPOSIT-TYPE LIABILITIES

The withdrawal characteristics of annuity actuarial reserves and deposit-type contract funds and other liabilities without life or disability contingencies were as follows:

INDIVIDUAL ANNUITIES	December 31, 2022
(In Thousands)	General Account	Separate Account with Guarantees	Separate Account Nonguaranteed	Total 12/31/2022	% of Total
(1) Subject to Discretionary Withdrawal:
a. With Market Value Adjustment	$—	$244,526	$—	$244,526	21.4%
b. At Book Value Less Current Surrender Charge of 5% or More	427	—	—	427	—%
c. At Fair Value	—	—	505,074	505,074	44.2%

d. Total With Adjustment or at Market Value	$427	$244,526	$505,074	$750,027	65.6%
e. At Book Value Without Adjustment (Minimal or No Charge or Adjustment)	357,621	—	—	357,621	31.3%
(2) Not Subject to Discretionary Withdrawal	32,193	—	2,894	35,087	3.1%

(3) Total (Gross: Direct and Assumed)	390,241	244,526	507,968	1,142,735	100.0%
(4) Reinsurance Ceded	—	—	—	—

(5) Total (Net)	$390,241	$244,526	$507,968	$1,142,735
(6) Amount included in A(1)b above that will move to A(1)e in the year after the statement date.	$285	$—	$—	$285

DELAWARE LIFE INSURANCE COMPANY OF NEW YORK

(A Wholly-Owned Subsidiary of Delaware Life Insurance Company)

NOTES TO STATUTORY FINANCIAL STATEMENTS

AS OF DECEMBER 31, 2022 AND 2021 AND FOR THE YEARS ENDED DECEMBER 31, 2022, 2021 AND 2020

DEPOSIT-TYPE CONTRACTS	December 31, 2022
(In Thousands)	General Account	Separate Account with Guarantees	Separate Account Nonguaranteed	Total 12/31/2022	% of Total
(1) Subject to Discretionary Withdrawal:
a. With Market Value Adjustment	$—	$—	$—	$—	—%
b. At Book Value Less Current Surrender Charge of 5% or More	—	—	—	—	—%
c. At Fair Value	—	—	403	403	2.1%

d. Total With Adjustment or at Market Value	—	—	403	403	2.1%
e. At Book Value Without Adjustment (Minimal or No Charge or Adjustment)	—	—	—	—	—%
(2) Not Subject to Discretionary Withdrawal	19,024	—	—	19,024	97.9%

(3) Total (Gross: Direct and Assumed)	19,024	—	403	19,427	100.0%
(4) Reinsurance Ceded	—	—	—	—

(5) Total (Net)	$19,024	$—	$403	$19,427
(6) Amount included in B(1)b above that will move to B(1)e in the year after the statement date.	$—	$—	$—	$—

Below is the reconciliation of the annuity actuarial reserves, deposit-type contract funds, and other liabilities without life or disability contingencies from the General Accounts and Separate Accounts of the Company as of December 31, 2022:

(In Thousands)	December 31, 2022
Life & Accident & Health Annual Statement:
Exhibit 5, Annuities Section, Total (net)	$358,048
Exhibit 5, Supplementary Contracts with Life Contingencies Section, Total (net)	32,193
Exhibit 7, Deposit-Type Contracts	19,024

Subtotal General Account	$409,265
Separate Accounts Annual Statement:
Exhibit 3, Annuities Section, Total (net)	$749,600
Exhibit 3, Supplementary Contracts with Life Contingencies Section, Total (net)	2,894
Other contract deposit funds	403

Subtotal Separate Account	$752,897

Combined Total	$1,162,162

DELAWARE LIFE INSURANCE COMPANY OF NEW YORK

(A Wholly-Owned Subsidiary of Delaware Life Insurance Company)

NOTES TO STATUTORY FINANCIAL STATEMENTS

AS OF DECEMBER 31, 2022 AND 2021 AND FOR THE YEARS ENDED DECEMBER 31, 2022, 2021 AND 2020

INDIVIDUAL ANNUITIES	December 31, 2021
(In Thousands)	General Account	Separate Account with Guarantees	Separate Account Nonguaranteed	Total 12/31/2021	% of Total
(1) Subject to Discretionary Withdrawal:
a. With Market Value Adjustment	$—	$270,061	$—	$270,061	19.8%
b. At Book Value Less Current Surrender Charge of 5% or More	2,798	—	—	2,798	0.2%
c. At Fair Value	—	—	669,689	669,689	49.1%

d. Total With Adjustment or at Market Value	2,798	270,061	669,689	942,548	69.1%
e. At Book Value Without Adjustment (Minimal or No Charge or Adjustment)	385,650	—	—	385,650	28.3%
(2) Not Subject to Discretionary Withdrawal	31,895	—	3,888	35,783	2.6%

(3) Total (Gross: Direct and Assumed)	420,343	270,061	673,577	1,363,981	100.0%
(4) Reinsurance Ceded	—	—	—	—

(5) Total (Net)	$420,343	$270,061	$673,577	$1,363,981

(6) Amount included in A(1)b above that will move to A(1)e in the year after the statement date.	$235	$—	$—	$235

DELAWARE LIFE INSURANCE COMPANY OF NEW YORK

(A Wholly-Owned Subsidiary of Delaware Life Insurance Company)

NOTES TO STATUTORY FINANCIAL STATEMENTS

AS OF DECEMBER 31, 2022 AND 2021 AND FOR THE YEARS ENDED DECEMBER 31, 2022, 2021 AND 2020

DEPOSIT-TYPE CONTRACTS	December 31, 2021
(In Thousands)	General Account	Separate Account with Guarantees	Separate Account Nonguaranteed	Total 12/31/2021	% of Total
(1) Subject to Discretionary Withdrawal:
a. With Market Value Adjustment	$—	$—	$—	$—	—%
b. At Book Value Less Current Surrender Charge of 5% or More	—	—	—	—	—%
c. At Fair Value	—	—	596	596	3.0%

d. Total With Adjustment or at Market Value	—	—	596	596	3.0%
e. At Book Value Without Adjustment (Minimal or No Charge or Adjustment)	—	—	—	—	—%
(2) Not Subject to Discretionary Withdrawal	19,295	—	—	19,295	97.0%

(3) Total (Gross: Direct and Assumed)	19,295	—	596	19,891	100.0%
(4) Reinsurance Ceded	—	—	—	—

(5) Total (Net)	$19,295	$—	$596	$19,891

(6) Amount included in B(1)b above that will move to B(1)e in the year after the statement date.	$—	$—	$—	$—

Below is the reconciliation of the annuity actuarial reserves, deposit-type contract funds, and other liabilities without life or disability contingencies from the General Accounts and Separate Accounts of the Company as of December 31, 2021:

(In Thousands)	December 31, 2021
Life & Accident & Health Annual Statement:
Exhibit 5, Annuities Section, Total (net)	$388,448
Exhibit 5, Supplementary Contracts with Life Contingencies Section, Total (net)	31,895
Exhibit 7, Deposit-Type Contracts	19,295

Subtotal General Account	$439,638
Separate Accounts Annual Statement:
Exhibit 3, Annuities Section, Total (net)	$939,750
Exhibit 3, Supplementary Contracts with Life Contingencies Section, Total (net)	3,888
Other contract deposit funds	596

Subtotal Separate Account	$944,234

Combined Total	$1,383,872

DELAWARE LIFE INSURANCE COMPANY OF NEW YORK

(A Wholly-Owned Subsidiary of Delaware Life Insurance Company)

NOTES TO STATUTORY FINANCIAL STATEMENTS

AS OF DECEMBER 31, 2022 AND 2021 AND FOR THE YEARS ENDED DECEMBER 31, 2022, 2021 AND 2020

10.	ANALYSIS OF LIFE ACTUARIAL RESERVES BY WITHDRAWAL CHARACTERISTICS

The amounts of account value, cash value and reserve breakouts of the life insurance by withdrawal characteristics, separately for General Account products and Separate Account non-guaranteed products were as follows at December 31, 2022:

(In Thousands)	December 31, 2022
General Account	Account Value	Cash Value	Reserve

(1) Subject to discretionary withdrawal, surrender values, or policy loans:
a. Term Policies with Cash Value	$—	$—	$—
b. Universal Life	—	—	—
c. Universal Life with Secondary Guarantees	168,408	160,049	597,328
d. Indexed Universal Life	—	—	—
e. Indexed Universal Life with Secondary Guarantees	—	—	—
f. Indexed Life	—	—	—
g. Other Permanent Cash Value Life Insurance	—	—	—
h. Variable Life	—	—	—
i. Variable Universal Life	1,949	1,943	2,058
j. Miscellaneous Reserves	1,024	1,024	1,199
(2) Not subject to discretionary withdrawal or not cash values
a. Term Policies with Cash Value	XXX	XXX	1
b. Accidental Death Benefits	XXX	XXX	—
c. Disability - Active Lives	XXX	XXX	—
d. Disability - Disabled Lives	XXX	XXX	2,421
e. Miscellaneous Reserves	XXX	XXX	81,006
Total (gross: direct + assumed)	171,381	163,016	684,013

Reinsurance Ceded	168,408	160,049	681,237

Total	$2,973	$2,967	$2,776

DELAWARE LIFE INSURANCE COMPANY OF NEW YORK

(A Wholly-Owned Subsidiary of Delaware Life Insurance Company)

NOTES TO STATUTORY FINANCIAL STATEMENTS

AS OF DECEMBER 31, 2022 AND 2021 AND FOR THE YEARS ENDED DECEMBER 31, 2022, 2021 AND 2020

(In Thousands)	December 31, 2022
Separate Account Non Guaranteed	Account Value	Cash Value	Reserve

(1) Subject to discretionary withdrawal, surrender values, or policy loans:
a. Term Policies with Cash Value	$—	$—	$—
b. Universal Life	—	—	—
c. Universal Life with Secondary Guarantees	—	—	—
d. Indexed Universal Life	—	—	—
e. Indexed Universal Life with Secondary Guarantees	—	—	—
f. Indexed Life	—	—	—
g. Other Permanent Cash Value Life Insurance	—	—	—
h. Variable Life	—	—	—
i. Variable Universal Life	5,536	5,536	5,496
j. Miscellaneous Reserves	—	—	—
(2) Not subject to discretionary withdrawal or not cash values
a. Term Policies with Cash Value	XXX	XXX	—
b. Accidental Death Benefits	XXX	XXX	—
c. Disability - Active Lives	XXX	XXX	—
d. Disability - Disabled Lives	XXX	XXX	—
e. Miscellaneous Reserves	XXX	XXX	—
Total (gross: direct + assumed)	5,536	5,536	5,496

Reinsurance Ceded	—	—	—

Total	$5,536	$5,536	$5,496

The Company had no life Separate Account products with guarantees at December 31, 2022.

Below is a reconciliation of the life reserves from the General Accounts and Separate Accounts of the Company as of December 31, 2022:

(In Thousands)	December 31, 2022

Life & Accident & Health Annual Statement:
Exhibit 5, Life Insurance Section, Total (net)	$2,712
Exhibit 5, Miscellaneous Reserves Section, Total (net)	64

Subtotal General Account	$2,776

Separate Accounts Annual Statement:
Exhibit 3, Life Insurance Section, Total (net)	$5,496

Subtotal Separate Account	$5,496

Combined Total	$8,273

DELAWARE LIFE INSURANCE COMPANY OF NEW YORK

(A Wholly-Owned Subsidiary of Delaware Life Insurance Company)

NOTES TO STATUTORY FINANCIAL STATEMENTS

AS OF DECEMBER 31, 2022 AND 2021 AND FOR THE YEARS ENDED DECEMBER 31, 2022, 2021 AND 2020

The amounts of account value, cash value and reserve breakouts of the life insurance by withdrawal characteristics, separately for General Account products and Separate Account non-guaranteed products were as follows at December 31, 2021:

(In Thousands)	December 31, 2021
General Account	Account Value	Cash Value	Reserve

(1) Subject to discretionary withdrawal, surrender values, or policy loans:
a. Term Policies with Cash Value	$—	$—	$—
b. Universal Life
c. Universal Life with Secondary Guarantees	170,022	159,453	578,244
d. Indexed Universal Life	—	—	—
e. Indexed Universal Life with Secondary Guarantees	—	—	—
f. Indexed Life	—	—	—
g. Other Permanent Cash Value Life Insurance	—	—	—
h. Variable Life	—	—	—
i. Variable Universal Life	1,872	1,868	1,973
j. Miscellaneous Reserves	1,041	1,041	1,225
(2) Not subject to discretionary withdrawal or not cash values
a. Term Policies with Cash Value	XXX	XXX	1
b. Accidental Death Benefits	XXX	XXX	—
c. Disability - Active Lives	XXX	XXX	—
d. Disability - Disabled Lives	XXX	XXX	2,707
e. Miscellaneous Reserves	XXX	XXX	86,595
Total (gross: direct + assumed)	172,935	162,362	670,745

Reinsurance Ceded	170,022	159,453	668,033

Total	$2,913	$2,909	$2,712

DELAWARE LIFE INSURANCE COMPANY OF NEW YORK

(A Wholly-Owned Subsidiary of Delaware Life Insurance Company)

NOTES TO STATUTORY FINANCIAL STATEMENTS

AS OF DECEMBER 31, 2022 AND 2021 AND FOR THE YEARS ENDED DECEMBER 31, 2022, 2021 AND 2020

(In Thousands)	December 31, 2021
Separate Account Non Guaranteed	Account Value	Cash Value	Reserve

(1) Subject to discretionary withdrawal, surrender values, or policy loans:
a. Term Policies with Cash Value	$—	$—	$—
b. Universal Life	—	—	—
c. Universal Life with Secondary Guarantees	—	—	—
d. Indexed Universal Life	—	—	—
e. Indexed Universal Life with Secondary Guarantees	—	—	—
f. Indexed Life	—	—	—
g. Other Permanent Cash Value Life Insurance	—	—	—
h. Variable Life	—	—	—
i. Variable Universal Life	7,017	7,017	6,971
j. Miscellaneous Reserves	—	—	—
(2) Not subject to discretionary withdrawal or not cash values
a. Term Policies with Cash Value	XXX	XXX	—
b. Accidental Death Benefits	XXX	XXX	—
c. Disability - Active Lives	XXX	XXX	—
d. Disability - Disabled Lives	XXX	XXX	—
e. Miscellaneous Reserves	XXX	XXX	—
Total (gross: direct + assumed)	7,017	7,017	6,971

Reinsurance Ceded	—	—	—

Total	$7,017	$7,017	$6,971

The Company had no life Separate Account products with guarantees at December 31, 2021.

Below is a reconciliation of the life reserves from the General Accounts and Separate Accounts of the Company as of December 31, 2021:

(In Thousands)	December 31, 2021
Life & Accident & Health Annual Statement:
Exhibit 5, Life Insurance Section, Total (net)	$2,632
Exhibit 5, Miscellaneous Reserves Section, Total (net)	80

Subtotal General Account	$2,712
Separate Accounts Annual Statement:
Exhibit 3, Life Insurance Section, Total (net)	$6,971

Subtotal Separate Account	$6,971

Combined Total	$9,683

DELAWARE LIFE INSURANCE COMPANY OF NEW YORK

(A Wholly-Owned Subsidiary of Delaware Life Insurance Company)

NOTES TO STATUTORY FINANCIAL STATEMENTS

AS OF DECEMBER 31, 2022 AND 2021 AND FOR THE YEARS ENDED DECEMBER 31, 2022, 2021 AND 2020

11.	SEPARATE ACCOUNTS

The Company has established insulated Separate Accounts applicable to various classes of contracts providing for variable benefits. Contracts for which funds are invested in insulated variable Separate Accounts include individual and group life insurance and annuity contracts. The assets (securities) in these insulated accounts are carried at fair value and the investment risk associated with such assets is retained by the contract holder. These variable products provide minimum death benefits and, in certain annuity contracts, minimum accumulation income or withdrawal benefits. The minimum guaranteed benefit reserves associated with the insulated Separate Accounts are reported in “Aggregate reserve for life contracts” in the Company’s Statutory Statement of Admitted Assets, Liabilities and Capital Stock and Surplus.

The Company has also established non-insulated Separate Accounts for certain contracts that include an MVA feature associated with fixed rates, including for amounts allocated to the fixed portion of certain combination fixed and variable deferred annuity contracts. The assets in the non-insulated Separate Account are carried at fair value. The assets of the non-insulated Separate Account are not legally insulated and can be used by the Company to satisfy claims resulting from the General Account.

The Company earns Separate Account fees for providing administrative services and bearing the mortality and other guaranteed benefit risks related to variable contracts. Net investment income, capital gains and losses, and changes in mutual fund asset values in variable Separate Accounts are allocated to policyholders and therefore are not reflected in the Company’s Statutory Statement of Operations for the General Account.

For the current reporting year, the Company reported assets and liabilities from the following products in a Separate Account:

•	Delaware Life (N.Y.) Variable Life

•	Delaware Life (N.Y.) Variable Annuity

•	Delaware Life (N.Y.) Market Value Adjusted Annuity

The Company has variable Separate Account assets that are legally insulated from the Company’s General Account, as well as non-insulated Separate Account assets that are not legally insulated. The legal insulation of the Separate Account assets prevents such assets from being generally available to satisfy claims resulting from the General Account. The Separate Account classification of “legally insulated” vs. “not legally insulated” is supported by Section 4240 of the New York Insurance Laws.

The Company maintained Separate Account assets totaling $781.3 million and $1,028.4 million as of December 31, 2022 and 2021, respectively.    As of December 31, 2022 and 2021, the Company’s Separate Account statements included legally insulated assets of $519.7 million and $688.8 million, respectively.

The assets legally insulated and not legally insulated from the General Account as of December 31, 2022 were attributable to the following products:

(In Thousands)	December 31, 2022
Products	Legally Insulated Assets	Not-Legally Insulated Assets	Total

Delaware Life (N.Y.) Variable Life	$5,536	$—	$5,536
Delaware Life (N.Y.) Variable Annuity	514,169	—	514,169
Delaware Life (N.Y.) Market Value Adjusted Annuity	—	261,622	261,622

Total	$519,705	$261,622	$781,327

DELAWARE LIFE INSURANCE COMPANY OF NEW YORK

(A Wholly-Owned Subsidiary of Delaware Life Insurance Company)

NOTES TO STATUTORY FINANCIAL STATEMENTS

AS OF DECEMBER 31, 2022 AND 2021 AND FOR THE YEARS ENDED DECEMBER 31, 2022, 2021 AND 2020

(In Thousands)	December 31, 2021
Products	Legally Insulated Assets	Not-Legally Insulated Assets	Total
Delaware Life (N.Y.) Variable Life	$7,017	$—	$7,017
Delaware Life (N.Y.) Variable Annuity	681,771	—	681,771
Delaware Life (N.Y.) Market Value Adjusted Annuity	—	339,584	339,584

Total	$688,788	$339,584	$1,028,372

Separate Account liabilities are determined in accordance with prescribed actuarial methodologies, which approximate the fair value of the related assets less applicable surrender charges. The resulting surplus is recorded in the Statement of Operations for the General Account as a component of “Net transfers from Separate Accounts net of reinsurance.” The variable Separate Accounts are non-guaranteed Separate Accounts, wherein the policyholder assumes substantially all the investment risks and rewards. MVA Separate Accounts are guaranteed Separate Accounts, wherein the Company contractually guarantees either a minimum return or account value to the policyholder. In accordance with the guarantees provided, if the investment proceeds are insufficient to cover the rate of return guaranteed for the product, the policyholder proceeds will be remitted by the General Account.

To compensate the General Account for the risk associated with Separate Account guarantees, risk charges of $5.6 million, $5.8 million, and $6.1 million were received by the General Account from the Separate Accounts during the years ended December 31, 2022, 2021 and 2020, respectively.

The Company’s General Account paid expenses for Separate Account guarantees of $488 thousand, $430 thousand and $207 thousand for each of the years ended December 31, 2022, 2021 and 2020 respectively.

The Company does not engage in securities lending transactions within its Separate Accounts.

DELAWARE LIFE INSURANCE COMPANY OF NEW YORK

(A Wholly-Owned Subsidiary of Delaware Life Insurance Company)

NOTES TO STATUTORY FINANCIAL STATEMENTS

AS OF DECEMBER 31, 2022 AND 2021 AND FOR THE YEARS ENDED DECEMBER 31, 2022, 2021 AND 2020

An analysis of the Separate Account reserves as of December 31, 2022 is as follows:

	December 31, 2022
(In Thousands)	Nonindexed Guarantee Less than/ equal to 4%	Non-guaranteed Separate Accounts	Total
2022 Premiums, Considerations or Deposits	$2,130	$4,188	$6,318
Reserves at December 31, 2022
For Accounts With Assets at:
Fair Value	259,526	513,868	773,394
Amortized Cost	—	—	—

Total Reserves	$259,526	$513,868	$773,394

By Withdrawal Characteristics:
With Market Value Adjustment	$259,526	$—	$259,526
At Fair Value	—	510,974	510,974

Subtotal	259,526	510,974	770,500
Not Subject to Discretionary Withdrawal	—	2,894	2,894

Total	$259,526	$513,868	$773,394

An analysis of the Separate Account reserves as of December 31, 2021 is as follows:

	December 31, 2021
(In Thousands)	Nonindexed Guarantee Less Than/ Equal to 4%	Non-guaranteed Separate Accounts	Total
2021 Premiums, Considerations or Deposits	$2,963	$6,181	$9,144
Reserves at December 31, 2021
For Accounts With Assets at:
Fair Value	291,061	681,144	972,205
Amortized Cost	—	—	—

Total Reserves	$291,061	$681,144	$972,205

By Withdrawal Characteristics:
With Market Value Adjustment	$291,061	$—	$291,061
At Fair Value	—	677,256	677,256

Subtotal	291,061	677,256	968,317
Not Subject to Discretionary Withdrawal	—	3,888	3,888

Total	$291,061	$681,144	$972,205

DELAWARE LIFE INSURANCE COMPANY OF NEW YORK

(A Wholly-Owned Subsidiary of Delaware Life Insurance Company)

NOTES TO STATUTORY FINANCIAL STATEMENTS

AS OF DECEMBER 31, 2022 AND 2021 AND FOR THE YEARS ENDED DECEMBER 31, 2022, 2021 AND 2020

Below is the reconciliation of “Net transfers from Separate Accounts net of reinsurance” in the Statement of Operations of the Company:

	Years Ended December 31,
(In Thousands)	2022	2021	2020
Transfers to Separate Accounts	$6,318	$9,143	$9,987
Transfers from Separate Accounts	(48,714)	(112,496)	(126,577)

Net Transfers from Separate Accounts	(42,396)	(103,353)	(116,590)

Transfers from Separate Accounts net of reinsurance in the Statement of Operations	$(42,396)	$(103,353)	$(116,590)

12.	FAIR VALUE OF FINANCIAL INSTRUMENTS

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date and therefore, represents an exit price. Fair value estimates are significantly affected by the assumptions used, including the discount rate and estimates of future cash flow. Although fair value estimates are calculated using assumptions that management believes are appropriate, changes in assumptions could cause these estimates to vary materially. In that regard, the derived fair value estimates cannot be substantiated by comparison to independent markets and, in some cases, could not be realized in the immediate settlement of the instruments. Certain financial liabilities (including non-investment type insurance contracts) and all nonfinancial instruments are excluded from the disclosure requirements. Accordingly, the aggregate fair value amounts presented do not represent the underlying value to the Company.

The Company’s financial assets and liabilities have been classified, for disclosure purposes, based on a hierarchy defined by SSAP No. 100R, Fair Value (“SSAP No. 100R”). The hierarchy gives the highest ranking to fair values determined using unadjusted quoted prices in active markets for identical assets and liabilities (Level 1) and the lowest ranking to fair values determined using methodologies and models with unobservable inputs (Level 3). An asset’s or a liability’s classification is based on the lowest level input that is significant to its measurement. For example, a Level 3 fair value measurement may include inputs that are both observable (Levels 1 and 2) and unobservable (Level 3). The levels of the fair hierarchy are as follows:

Level 1: Fair value is based on unadjusted quoted prices for identical assets or liabilities in active markets accessible at the measurement date.

Level 2: Fair value is based on quoted prices for similar assets or liabilities in active markets, quoted prices from those willing to trade in markets that are not active, or other inputs that are observable or can be corroborated by market data for the term of the instrument. Such inputs include market interest rates and volatilities, spreads and yield curves.

Level 3: Fair value is based on valuations derived from techniques in which one or more significant inputs are unobservable (supported by little or no market activity). Unobservable inputs reflect the Company’s best estimate of what hypothetical market participants would use to determine a transaction price for the asset or liability at the reporting date.

In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, a financial instrument’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to the financial instrument. From time to time, there may be movements between levels as inputs become more or less observable, which may depend on several factors including the activity of the market for the specific security, the activity of the market for similar securities, the level of risk spreads and the source of the information from which we obtain the information.

DELAWARE LIFE INSURANCE COMPANY OF NEW YORK

(A Wholly-Owned Subsidiary of Delaware Life Insurance Company)

NOTES TO STATUTORY FINANCIAL STATEMENTS

AS OF DECEMBER 31, 2022 AND 2021 AND FOR THE YEARS ENDED DECEMBER 31, 2022, 2021 AND 2020

Transfers in or out of any level are measured as of the beginning of the period. Pursuant to SSAP No. 100R, the Company is permitted to utilize net asset value (“NAV”) as a practical expedient to fair value for certain investments that qualify for such treatment. Investments reported at NAV are separately identified in the table below.

Valuation of Financial Instruments Held at Fair Value by Fair Value Hierarchy Levels

The following tables present the Company’s assets and liabilities measured at fair value in the Statutory Statements of Admitted Assets, Liabilities, and Capital Stock and Surplus as of December 31, 2022 and 2021:

(In Thousands)	December 31, 2022
Description	Level 1	Level 2	Level 3	NAV	Total
Assets at Fair Value:
Preferred Stock - Unaffiliated Industrial and Miscellaneous	$—	$4,109	$—	$—	$4,109
Bonds - Unaffiliated
Hybrid securities	—	775	—	—	775
Other Invested Assets	—	553	—	—	553
Separate Accounts Assets (a) (b)	513,021	247,615	8,663	8,891	778,190

Total Assets at Fair Value	$513,021	$253,052	$8,663	$8,891	$783,627

(In Thousands)	December 31, 2021
Description	Level 1	Level 2	Level 3	NAV	Total
Assets at Fair Value:
Other Invested Assets	$—	$2,734	$5,124	$—	$7,858
Separate Accounts Assets (a) (b)	704,017	291,275	20,927	9,983	1,026,202

Total Assets at Fair Value	$704,017	$294,009	$26,051	$9,983	$1,034,060

(a)

Separate Account assets include invested assets carried at fair value, but exclude approximately $3.1 million and $2.2 million of investment income and receivables due at December 31, 2022 and 2021, respectively, which are included in Separate Account Assets in the Statutory Statement of Admitted Assets, Liabilities, and Capital Stock and Surplus.

(b)

Includes assets with a fair value of $8.9 million and $10.0 million at December 31, 2022 and 2021, respectively, in hedge funds, private equities and other alternative investments for which fair value is measured at Net Asset Value (“NAV”) using the practical expedient. These investments are not quoted on a securities exchange or in the over the counter market. As of December 31, 2022 and 2021, there were no unfunded commitments. The investments have liquidity restrictions consisting of notice periods (typically 60 days), redemption schedules (typically quarterly) and hold backs (typically 3% of the investment is held back until the next annual audit is completed). The redemption period may be extended if there is a delay in liquidating underlying holdings within an investment. The investments are within the policyholders separate accounts so any fluctuation in NAV will result in a corresponding change in the policyholder reserve liability and therefore will have no impact on income.

None of the Company’s assets measured at fair value transferred between levels 1 and 2 during the years ended December 31, 2022 and 2021.

DELAWARE LIFE INSURANCE COMPANY OF NEW YORK

(A Wholly-Owned Subsidiary of Delaware Life Insurance Company)

NOTES TO STATUTORY FINANCIAL STATEMENTS

AS OF DECEMBER 31, 2022 AND 2021 AND FOR THE YEARS ENDED DECEMBER 31, 2022, 2021 AND 2020

The following tables summarize the changes in fair value of Level 3 financial instruments measured at fair value in the Statutory Statements of Admitted Assets, Liabilities, and Capital Stock and Surplus for the years ended December 31, 2022 and 2021:

(In Thousands)
2022	Beginning Balance	Transfers Into Level 3	Transfers Out of Level 3	Total Gains and (Losses) Included in Net Income	Total Gains and (Losses) Included in Surplus	Purchases	Sales	Settlements	Ending Balance
Assets
Bonds - Unaffiliated Industrial and Miscellaneous	$—	$51	$—	$—	$—	$—	$(51)	$—	$—
Other Invested Assets	5,124	—	(2,303)	301	(929)	141	(2,334)	—	—
Separate Accounts Assets	20,927	3,557	(7,517)	(675)	(1,973)	696	(799)	(5,553)	8,663

Total Assets	$26,051	$3,608	$(9,820)	$(374)	$(2,902)	$837	$(3,184)	$(5,553)	$8,663

(In Thousands)
2021	Beginning Balance	Transfers Into Level 3	Transfers Out of Level 3	Total Gains and (Losses) Included in Net Income	Total Gains and (Losses) Included in Surplus	Purchases	Sales	Settlements	Ending Balance
Assets
Other Invested Assets	$4,340	$—	$—	$—	$784	$—	$(5,124)	$—	$—
Separate Accounts Assets	13,398	5,283	(265)	(342)	578	4,235	(230)	(1,730)	20,927

Total Assets	$17,738	$5,283	$(265)	$(342)	$1,362	$9,359	$(5,354)	$(1,730)	$26,051

The Company transfers assets into or out of Level 3 at fair value as of the beginning of the reporting period. Transfers made were the result of changes in the level of observability of inputs used to price the assets or liabilities or changes in NAIC designations.

At the beginning of each reporting period, the Company evaluates whether or not any event has occurred or circumstances have changed that would cause an instrument to be transferred between levels.

DELAWARE LIFE INSURANCE COMPANY OF NEW YORK

(A Wholly-Owned Subsidiary of Delaware Life Insurance Company)

NOTES TO STATUTORY FINANCIAL STATEMENTS

AS OF DECEMBER 31, 2022 AND 2021 AND FOR THE YEARS ENDED DECEMBER 31, 2022, 2021 AND 2020

Quantitative Information about Level 3 Fair Value Measurements

The following tables provide quantitative information about the significant unobservable inputs used for recurring assets measured at fair value in the Statutory Statements of Admitted Assets, Liabilities, and Capital Stock and Surplus categorized within Level 3 for the years ended December 31, 2022 and 2021:

(In Thousands)
2022	Valuation Techniques	Significant Unobservable Inputs	Fair Value	Range	Weighted Average
Assets:
Separate Accounts Assets	Matrix Pricing	Spreads	$8,246	39-99	74
	Market Pricing	Spreads	417	84-96	91

Total Assets			$8,663

(In Thousands)
2021	Valuation Techniques	Significant Unobservable Inputs	Fair Value	Range	Weighted Average
Assets:
Other Invested Assets	Matrix Pricing	Spreads	$5,124	1	1
Separate Accounts Assets	Matrix Pricing	Spreads	3,752	53-105	98
	Market Pricing	Quoted Prices	12,637	36-146	100

Total Assets			$21,513

DELAWARE LIFE INSURANCE COMPANY OF NEW YORK

(A Wholly-Owned Subsidiary of Delaware Life Insurance Company)

NOTES TO STATUTORY FINANCIAL STATEMENTS

AS OF DECEMBER 31, 2022 AND 2021 AND FOR THE YEARS ENDED DECEMBER 31, 2022, 2021 AND 2020

For financial instruments, the carrying value and fair value or NAV, including level within the fair value hierarchy, at December 31, 2022 and 2021 are as follows:

(In Thousands)	2022
Type of Financial Instrument	Aggregate Fair Value	Admitted Assets	Level 1	Level 2	Level 3	NAV	Not Practicable (Carrying Value)
Cash, Cash Equivalents and Short-term Investments	$25,074	$25,074	$25,074	$—	$—	$—	$—
Bonds	645,835	759,128	—	600,072	45,763	—	—
Preferred Stocks	5,631	6,109	—	5,631	—	—	—
Mortgage Loans on Real Estate, Net of Allowance	13,660	14,537	—	13,660	—	—	—
Contract Loans	6,165	6,538	—	—	6,165	—	—
Other Invested Assets	19,069	24,477	—	16,052	3,017	—	—
Separate Account Assets	778,190	778,190	513,021	247,615	8,663	8,891	—
Contractholder Deposit Funds and Other Policyholder Liabilities	(17,552)	(19,024)	—	—	(17,552)	—	—
Separate Account Liabilities	(403)	(403)	—	—	(403)	—	—

(In Thousands)	2021
Type of Financial Instrument	Aggregate Fair Value	Statement Value	Level 1	Level 2	Level 3	NAV	Not Practicable (Carrying Value)
Cash, Cash Equivalents and Short-term Investments	$44,073	$44,073	$44,073	$—	$—	$—	$—
Bonds	1,038,134	963,960	20,722	945,787	71,625	—	—
Preferred Stocks	8,972	8,547	—	8,972	—	—	—
Mortgage Loans on Real Estate, Net of Allowance	33,823	34,977	—	—	33,823	—	—
Contract Loans	7,589	6,206	—	—	7,589	—	—
Other Invested Assets	30,685	29,777	—	25,356	5,124	205	—
Separate Account Assets	1,026,202	1,026,202	704,017	291,275	20,927	9,983	—
Contract Holder Deposit Funds and Other Policyholder Liabilities	(20,112)	(19,295)	—	—	(20,112)	—	—
Separate Account Liabilities	(596)	(596)	—	—	(596)	—	—

DELAWARE LIFE INSURANCE COMPANY OF NEW YORK

(A Wholly-Owned Subsidiary of Delaware Life Insurance Company)

NOTES TO STATUTORY FINANCIAL STATEMENTS

AS OF DECEMBER 31, 2022 AND 2021 AND FOR THE YEARS ENDED DECEMBER 31, 2022, 2021 AND 2020

The methods and assumptions that the Company uses in determining the estimated fair value of its financial instruments are summarized below:

Cash, cash equivalents and short-term investments—The carrying value for cash, cash equivalents and short-term investments approximates fair value due to the short-term nature and liquidity of the balances.

Bonds - The Company determines the fair value of its publicly-traded fixed maturity securities using three primary pricing methods: third-party pricing services, non-binding broker quotes and pricing models. Prices are first sought from third-party pricing services with the remaining unpriced securities priced using one of the other two methods. Third-party pricing services derive the security prices through recently reported trades for identical or similar securities with adjustments for trading volumes and market observable information through the reporting date. In the event that there are no recent market trades, pricing services and brokers may use pricing models to develop a security price based on future expected cash flows discounted at an estimated market rate using collateral performance and vintages. The Company generally does not adjust quotes or prices obtained from brokers or pricing services.

Structured securities, such as ABS, RMBS and CMBS, are priced using third-party pricing services, a fair value model, or independent broker quotations. Typical inputs used by these three pricing methods include, but are not limited to, reported trades, benchmark yields, issuer spreads, bids and/or estimated cash flows, and prepayment speeds. In addition, estimates of expected future prepayments are factors in determining the price of ABS, RMBS and CMBS. These estimates are based on the underlying collateral and structure of the security, as well as prepayment speeds previously experienced in the market at interest rate levels projected for the underlying collateral. Actual prepayment experience may vary from these estimates.

For privately-placed fixed maturity securities, fair values are estimated using model prices or broker quotes. A portion of privately-placed fixed maturity securities (typically SEC Rule 144A securities) are priced using market prices. Also, a small subset of privately-placed fixed maturity securities are priced using matrix applications which take into account credit spreads for a variety of public and private securities of similar credit risk, maturity, prepayment and liquidity characteristics.

The Company’s ability to liquidate positions in privately-placed fixed securities and mortgages could be impacted to a significant degree by the lack of an actively-traded market. Although the Company believes that its estimates reasonably reflect the fair value of those instruments, its key assumptions about risk-free interest rates, risk premiums, performance of underlying collateral (if any), and other factors may not reflect those of an active market.

Preferred stocks—The fair value of the Company’s preferred stocks is first based on quoted market prices. Similar to fixed-maturity securities, the Company uses pricing services and broker quotes to price securities for which a quoted market price is not available.

Mortgage loans on real estate—The fair value of mortgage loans is estimated by discounting future cash flows using current rates at which similar loans would be made to borrowers with similar credit ratings and for the same remaining maturities.

Contract loans—The fair value of policy loans is determined by estimating future policy loan cash flows and discounting the cash flows at a current market interest rate.

Other invested assets—Other invested assets (excluding investments accounted for under the equity method) include surplus debentures. The fair value of surplus debenture uses third-party pricing services.

Separate Accounts—The estimated fair value of Separate Account assets and liabilities is determined with the same methodology described in Note 11. The difference between Separate Account assets and liabilities reflected above and the total recognized in the Statement of Admitted Assets, Liabilities and Capital Stock and Surplus represents amounts that are considered non-financial instruments.

DELAWARE LIFE INSURANCE COMPANY OF NEW YORK

(A Wholly-Owned Subsidiary of Delaware Life Insurance Company)

NOTES	TO STATUTORY FINANCIAL STATEMENTS

AS OF DECEMBER 31, 2022 AND 2021 AND FOR THE YEARS ENDED DECEMBER 31, 2022, 2021 AND 2020

Contract holder deposit funds - The fair value of the Company’s General Account liabilities under investment-type contracts (insurance and annuity contracts that do not involve mortality or morbidity risks) is estimated using discounted cash flow analyses or surrender values. Those contracts that are deemed to have short-term guarantees have a carrying amount equal to their estimated fair value.

13.	FEDERAL INCOME TAXES

The application of SSAP No. 101 requires a company to evaluate the recoverability of DTAs and, if necessary, to establish a valuation allowance to reduce the DTA to an amount which is more likely than not to be realized. Considerable judgment is required in determining whether a valuation allowance is necessary and if so, the amount of such valuation allowance. Although the realization is not assured, management believes it is more likely than not that the DTAs will be realized. Therefore, the Company has not recorded a valuation allowance as of December 31, 2022 and 2021.

The Inflation Reduction Act (“IRA”) was enacted on August 16, 2022 and included a new corporate alternative minimum tax (“CAMT”). The IRA and CAMT are effective for tax years beginning after 2022. The Company has not determined as of December 31, 2022 if it will be subject to the CAMT in 2023. The Company’s 2022 financial statements do not include the estimated impact of the CAMT because a reasonable estimate cannot be made.

The components of the Company’s DTAs and DTLs as of December 31, 2022 and 2021 were as follows:

(In Thousands)	December 31, 2022			December 31, 2021			Change
Description	Ordinary	Capital	Total	Ordinary	Capital	Total	Ordinary	Capital	Total
Gross Deferred Tax Assets	$26,766	$2,053	$28,819	$21,388	$3,132	$24,520	$5,378	$(1,079)	$4,299
Statutory Valuation Allowance Adjustments	—	—	—	—	—	—	—	—	—

Adjusted Gross Deferred Tax Assets	26,766	2,053	28,819	21,388	3,132	24,520	5,378	(1,079)	4,299
Deferred Tax Assets Nonadmitted	4,024	277	4,301	—	—	—	4,024	277	4,301

Subtotal Net Admitted Deferred Tax Assets	22,742	1,776	24,518	21,388	3,132	24,520	1,354	(1,356)	(2)
Deferred Tax Liabilities	2,550	—	2,550	2,747	12	2,759	(197)	(12)	(209)

Net Admitted Deferred Tax Assets /(Net Deferred Tax Liabilities)	$20,192	$1,776	$21,968	$18,641	$3,120	$21,761	$1,551	$(1,344)	$207

DELAWARE LIFE INSURANCE COMPANY OF NEW YORK

(A Wholly-Owned Subsidiary of Delaware Life Insurance Company)

NOTES	TO STATUTORY FINANCIAL STATEMENTS

AS OF DECEMBER 31, 2022 AND 2021 AND FOR THE YEARS ENDED DECEMBER 31, 2022, 2021 AND 2020

The following table provides component amounts of the Company’s calculation by tax character of paragraphs 11.a, 11.b.i, 11.b.ii and 11.c of SSAP No. 101:

(In Thousands)	December 31, 2022			December 31, 2021			Change
Description	Ordinary	Capital	Total	Ordinary	Capital	Total	Ordinary	Capital	Total
Admission Calculation Components SSAP No. 101
(a) Federal Income Taxes Paid in Prior Years Recoverable Through Loss Carrybacks	$—	$1,203	$1,203	$—	$1,771	$1,771	$—	$(568)	$(568)
(b) Adjusted Gross Deferred Tax Assets Expected to Be Realized (Excluding the amount of Deferred Tax Assets From (a) above) After Application of the Threshold Limitation. (The Lesser of (b)1 and (b)2 Below)	20,192	573	20,765	18,641	1,361	20,002	1,551	(788)	763
1. Adjusted Gross Deferred Tax Assets Expected to be Realized Following the Balance Sheet Date.	21,205	602	21,807	18,641	1,361	20,002	2,564	(759)	1,805
2. Adjusted Gross Deferred Tax Assets Allowed per Limitation Threshold.	XXX	XXX	20,764	XXX	XXX	63,343	XXX	XXX	(42,579)
(c) Adjusted Gross Deferred Tax Assets (Excluding the Amount Of Deferred Tax Assets From (a) and (b) above) Offset by Gross Deferred Tax Liabilities.	2,550	—	2,550	2,747	—	2,747	(197)	—	(197)

(d) Deferred Tax Assets Admitted as the result of application of SSAP No. 101. Total ((a) + (b) + (c))	$22,742	$1,776	$24,518	$21,388	$3,132	$24,520	$1,354	$(1,356)	$(2)

	2022	2021
Ratio Percentage Used To Determine Recovery Period And Threshold Limitation Amount	1202%	3349%
Amount Of Adjusted Capital And Surplus Used To Determine Recovery Period And Threshold Limitation Above (In Thousands)	$138,429	$422,286

DELAWARE LIFE INSURANCE COMPANY OF NEW YORK

(A Wholly-Owned Subsidiary of Delaware Life Insurance Company)

NOTES	TO STATUTORY FINANCIAL STATEMENTS

AS OF DECEMBER 31, 2022 AND 2021 AND FOR THE YEARS ENDED DECEMBER 31, 2022, 2021 AND 2020

The following table provides the impact of tax-planning strategies on adjusted gross and net admitted DTAs, as used in the Company’s SSAP No. 101 calculation:

	December 31, 2022		December 31, 2021		Change
(In Thousands)
Description	Ordinary	Capital	Ordinary	Capital	Ordinary	Capital
Impact of Tax Planning Strategies
Determination of Adjusted Gross DTAs and Net Admitted DTAs, by Tax Character as a Percentage
Adjusted Gross DTAs	$26,766	$2,053	$21,388	$3,132	$5,378	$(1,079)
Percentage of Adjusted Gross DTAs by Tax Character Attributable to the Impact of Tax Planning Strategies	—%	—%	—%	—%	—%	—%
Net Admitted Adjusted Gross DTAs	$22,742	$1,776	$21,388	$3,132	$1,354	$(1,356)
Percentage of Net Admitted Adjusted Gross DTAs by Tax Character Because of the Impact of Tax Planning Strategies	56.75%	—%	56.30%	—%	0.45%	—%

The Company’s tax planning strategies include the use of reinsurance.

The Company has no temporary differences for which a DTL has not been established.

The following tables provide the significant components of the Company’s income taxes incurred and the changes in DTAs and DTLs.

(In Thousands)	December 31, 2022	December 31, 2021	December 31, 2020
Current Income Tax
Federal Income Tax Expense on Operations	$(4,139)	$8,081	$9,089
Federal Income Tax Expense on Net Capital Gains	(2,542)	917	987

Current Income Tax Expense	$(6,681)	$8,998	$10,076

DELAWARE LIFE INSURANCE COMPANY OF NEW YORK

(A Wholly-Owned Subsidiary of Delaware Life Insurance Company)

NOTES	TO STATUTORY FINANCIAL STATEMENTS

AS OF DECEMBER 31, 2022 AND 2021 AND FOR THE YEARS ENDED DECEMBER 31, 2022, 2021 AND 2020

The significant components of DTAs and DTLs as of December 31, 2022 and 2021 were as follows:

(In Thousands)	December 31, 2022	December 31, 2021	Change
Deferred Tax Assets:
Ordinary:
Policyholder Reserves	$24,684	$19,563	$5,121
Deferred Acquisition Costs	1,810	1,394	416
Other	272	431	(159)

Subtotal	$26,766	$21,388	$5,378
Nonadmitted	4,024	—	4,024

Admitted Ordinary Deferred Tax Assets	$22,742	$21,388	$1,354

Capital:
Investments	$2,053	$3,132	$(1,079)

Subtotal	$2,053	$3,132	$(1,079)
Nonadmitted	277	—	277

Admitted Capital Deferred Tax Assets	1,776	3,132	(1,356)

Admitted Deferred Tax Assets	$24,518	$24,520	$(2)

Deferred Tax Liabilities:
Ordinary:
Investments	$1,949	$1,948	$1
Policyholder Reserves	595	792	(197)
Deferred and Uncollected Premiums	7	7	—

Subtotal	$2,551	$2,747	$(196)
Capital:
Other	$—	$12	$(12)

Subtotal	—	12	(12)

Deferred Tax Liabilities:	$2,551	$2,759	$(208)

Net Admitted Deferred Tax Assets / (Deferred Tax Liabilities)	$21,967	$21,761	$206

DELAWARE LIFE INSURANCE COMPANY OF NEW YORK

(A Wholly-Owned Subsidiary of Delaware Life Insurance Company)

NOTES	TO STATUTORY FINANCIAL STATEMENTS

AS OF DECEMBER 31, 2022 AND 2021 AND FOR THE YEARS ENDED DECEMBER 31, 2022, 2021 AND 2020

The change in net deferred income taxes is comprised of the following:

(In Thousands)
Description	December 31, 2022	December 31, 2021	Change
Total Deferred Tax Assets	$28,819	$24,520	$4,299
Total Deferred Tax Liabilities	2,551	2,759	(208)

Net Deferred Tax Assets	$26,268	$21,761	$4,507
Tax Effect of Unrealized Gains/Losses			685

Change in Net Deferred Income Tax			$3,822

The provision for federal income taxes incurred is different from that which would be obtained by applying the statutory federal income tax rate to income before federal income taxes. The significant items causing this difference at December 31, 2022, 2021 and 2020 were as follows:

(In Thousands)	December 31, 2022			December 31, 2021			December 31, 2020
Description	Amount	Tax Effect @ 21%	Effective Tax Rate	Amount	Tax Effect @ 21%	Effective Tax Rate	Amount	Tax Effect @ 21%	Effective Tax Rate
Net Income Before Taxes	$(49,373)	$(10,368)	21.0%	$64,107	$13,462	21.0%	$72,023	$15,124	21.0%
Investment Related	(297)	(62)	0.1%	(3,204)	(673)	(1.0)%	(1,438)	(302)	(0.4)%
Tax Credits	(299)	(63)	0.1%	(2,154)	(452)	(0.7)%	—	—	0.0%
Change in Nonadmitted Assets	(46)	(10)	0.0%	(3)	(1)	0.0%	(3)	(1)	0.0%
Miscellaneous	2	—	0.0%	1	—	0.0%	—	(159)	(0.2)%

Total Statutory Income Taxes		$(10,503)	21.2%		$12,336	19.3%		$14,662	20.4%

Federal and Foreign Income Taxes Incurred		$(6,681)	13.5%		$8,998	14.1%		$10,076	14.0%
Change in Net Deferred Income Taxes		(3,822)	7.7%		3,338	5.2%		4,586	6.4%

Total Statutory Income Taxes		$(10,503)	21.2%		$12,336	19.3%		$14,662	20.4%

At December 31, 2022 and 2021, the Company had no net operating loss, capital loss, or foreign tax credit carryforwards.

At December 31, 2022, the following were capital gain income tax expenses incurred that will be available for recoupment in the event of future net capital losses (gains):

(In Thousands)
Year	Amount
2022	$—
2021	$1,485
2020	$—

The Company has no deposits admitted under Section 6603 of the Internal Revenue Code.

DELAWARE LIFE INSURANCE COMPANY OF NEW YORK

(A Wholly-Owned Subsidiary of Delaware Life Insurance Company)

NOTES	TO STATUTORY FINANCIAL STATEMENTS

AS OF DECEMBER 31, 2022 AND 2021 AND FOR THE YEARS ENDED DECEMBER 31, 2022, 2021 AND 2020

Tax years prior to 2019 are closed to examination and audit adjustments under the applicable statute of limitations. The Company is currently not under examination by the Internal Revenue Service. The Company does not believe it has any uncertain tax positions for its federal income tax return that would be material to its financial condition, results of income, or cash flows. Therefore, the Company did not record a liability for unrecognized tax benefits (“UTBs”) as of December 31, 2022 and 2021.

As of December 31, 2022, there were no positions for which management believes it is reasonably possible that the total amounts of tax contingencies will significantly increase within 12 months of the reporting date.

The Company recognizes interest accrued related to UTBs in income tax expense. The Company had no accrued interest balance as of December 31, 2022 and 2021. The Company recognized no gross interest benefit related to UTBs during the years ended December 31, 2022, 2021 and 2020. The Company has not accrued any penalties related to UTBs.

The Company is part of an affiliated group of companies that will file a consolidated federal income tax return for 2022.

The following companies are included in the consolidated return filing:

•	Group 1001, Inc.

•	Group 1001 Insurance Holdings, LLC

•	Group 1001 Services, Inc.

•	Delaware Life (Bermuda) Holdings, Inc.

•	Delaware Life Insurance Company

•	Delaware Life Insurance Company of New York

•	DL Reinsurance Company

•	Clarendon Insurance Agency, Inc.

•	Clear Spring Health Insurance Company

•	Delaware Life Reinsurance (U.S.) Corp.

•	Clear Spring Health (CO), Inc.

•	Clear Spring Health (GA), Inc.

•	Clear Spring Health (SC), Inc.

•	Clear Spring Health Community Care, Inc.

•	Clear Spring Health (VA), Inc.

•	Clear Spring Health of Illinois, Inc.

•	Clear Spring Health Holdings, LLC

•	Clear Spring Health Management Services, LLC

•	Lackawanna Casualty Company

•	Lackawanna American Insurance Company

•	Lackawanna National Insurance Company

•	Clear Spring PC Acquisition Corp.

•	Clear Spring PC Holdings, LLC

•	Clear Spring Property and Casualty Company

A written tax allocation agreement has been approved by the state of domicile of each participating insurance company or health maintenance organization. Allocation is based upon separate return calculations with current credit (benefit) given for losses and tax attributes that are utilized by the Company.

DELAWARE LIFE INSURANCE COMPANY OF NEW YORK

(A Wholly-Owned Subsidiary of Delaware Life Insurance Company)

NOTES	TO STATUTORY FINANCIAL STATEMENTS

AS OF DECEMBER 31, 2022 AND 2021 AND FOR THE YEARS ENDED DECEMBER 31, 2022, 2021 AND 2020

14.	CAPITAL STOCK AND SURPLUS AND DIVIDEND RESTRICTIONS

As of December 31, 2022 and 2021, the Company had 6,001 shares issued, authorized and outstanding with a par value of $350 per share.

The Company’s ability to pay dividends is subject to certain statutory restrictions. The New York Insurance Law permits a domestic stock life insurer to distribute dividends out of earned surplus without prior notice to the Department when the aggregate amount of such dividends in a calendar year does not exceed the greater of a.) 10% of its surplus to policyholders as of the immediately preceding year or b.) its net gain from operations, excluding realized capital gains, and not to exceed 30% of its surplus to policyholders, so long as the net gain from operations excluding realized capital gains for the immediately preceding year is not negative. Alternatively, a domestic stock life insurance company may distribute dividends without prior notice to the Department when the total amount of such dividends does not exceed the lesser of a.) 10% of its surplus to policyholders as of the immediately preceding year or b.) its net gain from operations of the immediately preceding year, not including realized capital gains. The Department may limit or disallow a distribution of dividends if an insurer’s surplus to policyholders is not reasonable in relation to the Company’s outstanding liabilities or if the Company is financially distressed.

On November 15, 2022, the Department approved a $200.0 million extraordinary cash dividend to DLIC which was paid by the Company in December 2022. Additionally, in May 2022, the Company paid a $54.0 million ordinary cash dividend to DLIC, and, in October 2021, the Company paid a $58.2 million ordinary dividend to DLIC. No dividends were paid in 2020.

The portion of unassigned funds (surplus) represented or reduced by cumulative unrealized gains/losses, excluding deferred taxes, was approximately $(0.1) million and $3.2 million at December 31, 2022 and 2021.

Risk-Based Capital

Life and health insurance companies are subject to certain risk-based capital (“RBC”) requirements as specified by the NAIC. The RBC requirements provide a method for measuring the minimum acceptable amount of adjusted capital that a life insurer should have, as determined under statutory accounting principles, taking into account the risk characteristics of its investments and products. The Company exceeded the minimum RBC requirements at December 31, 2022 and 2021.

In addition, the Company was required to maintain its Total Adjusted Capital in an amount not less than 450% of Authorized Control Level RBC (“ACL RBC”) within the meaning of New York Insurance Law §1322 for a period of seven years following its change of control on August 2, 2013. If the Company’s ACL RBC fell below this minimum, additional contributions of capital would be required to be made such that the Company’s ACL RBC level is restored to a minimum ratio of 450%. In connection with the 2013 change of control, a trust account was established to ensure a source of funds for any such required capital contributions. The Company’s ACL RBC ratio exceeded 450% as of December 31, 2020, the last year during which this undertaking was in effect.

DELAWARE LIFE INSURANCE COMPANY OF NEW YORK

(A Wholly-Owned Subsidiary of Delaware Life Insurance Company)

NOTES	TO STATUTORY FINANCIAL STATEMENTS

AS OF DECEMBER 31, 2022 AND 2021 AND FOR THE YEARS ENDED DECEMBER 31, 2022, 2021 AND 2020

15.	COMMITMENTS AND CONTINGENT LIABILITIES

Lease Commitments

The Company leases space for a New York office that had an initial expiration date of January 31, 2021 but was amended in September 2020 and February 2022 to extend the term. The base rent for the first six months of the extension period from August to December 2022 was abated. Rental expenses under this lease for 2022, 2021 and 2020 was $0.5 million, $0.8 and $0.8 million, respectively. A portion of the expense in 2021 was reimbursed by an affiliate using part of the space.

At December 31, 2022, the minimum aggregate lease commitments, for the next five years and thereafter, are as follows:

(In Thousands)
Year Ending December 31,	Operating Leases
2023	$734.2
2024	734.2
2025	734.2
2026	734.2
2027	734.2
Thereafter	1,218.5

Aggregate Total All Future Years	$4,889.6

Guaranty Fund Assessments

Under the insurance guaranty fund laws of New York, insurers licensed to do business in the State of New York can be assessed by the state insurance guaranty association for certain obligations of insolvent insurance companies to policyholders and claimants. The insurance guaranty laws of New York provide, however, that an assessment may be excused or deferred if it would threaten an insurer’s solvency and further provide annual limits on such assessments. Part of the assessments paid by the Company pursuant to these laws may be used as credits for a portion of the associated premium taxes.

Various insolvencies reported by the National Organization of Life and Health Insurance Guaranty Associations will result in retrospective premium-based guaranty fund assessments against the Company. Based on the best information available, the Company has recorded an accrued liability of $1.0 million for guaranty fund assessments as of December 31, 2022 and 2021. The Company does not know the period over which the guaranty fund assessments may be paid.

As of December 31, 2022 and 2021, the Company did not have any guaranty fund liabilities or assets related to assessments from insolvencies of entities that wrote long-term care contracts.

The Company has not established any asset for premium tax credits or policy surcharges as their recoveries are not estimable.

DELAWARE LIFE INSURANCE COMPANY OF NEW YORK

(A Wholly-Owned Subsidiary of Delaware Life Insurance Company)

NOTES	TO STATUTORY FINANCIAL STATEMENTS

AS OF DECEMBER 31, 2022 AND 2021 AND FOR THE YEARS ENDED DECEMBER 31, 2022, 2021 AND 2020

Litigation and Other Matters

The Company is involved in various lawsuits in the normal course of business. The status of these legal actions is actively monitored by management. If management believed, based on available information, that an adverse outcome upon resolution of a given legal action was probable and the amount of that adverse outcome was reasonably estimable, a loss would be recognized and a related liability recorded. The Company is not aware of any contingent liabilities arising from litigation or other matters that could have a material effect upon the financial position, results of operations, or cash flows of the Company.

Indemnities

In the normal course of its business, the Company has entered into agreements that include indemnities in favor of third parties, such as contracts with advisors and consultants, outsourcing agreements, underwriting and agency agreements, information technology agreements, distribution agreements, and service agreements. The Company has also agreed to indemnify its directors, officers and employees in accordance with the Company’s by-laws. The Company believes any potential liability under these agreements is neither probable nor estimable. Therefore, the Company has not recorded any associated liability.

16.	SUBSEQUENT EVENTS

The Company has evaluated events or transactions that occurred from January 1, 2023 to April 26, 2023, the date these financial statements were available to be issued. There have been no Type I or Type II events or transactions that occurred subsequent to December 31, 2022 having a material effect on the financial statements.

Information Security Incident

Beginning on February 9, 2023, the Company was alerted to the existence of sophisticated ransomware on its information technology infrastructure. The Company immediately launched an investigation to determine the full scope of this information security incident, and a team of third-party forensic experts was engaged to assist in the investigation, which is ongoing. The Company may be subject to subsequent investigations, fines, and/or penalties, as well as other legal claims and actions related to this incident. While the likelihood of one or more of these outcomes is reasonably possible, the amount of such fines, penalties, or other costs, if any, cannot be reasonably estimated at this time. Based on the information currently known, the Company does not believe that this incident will have a material impact on its business, results of operations, or financial condition. The Company continues to investigate and assess the incident, including costs, expenses, and insurance coverage.